As filed with the Securities and Exchange Commission on May 1, 2003
                                                              File No. 033-06793
                                                                       811-04721
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No.  24                                      |X|
                                    ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
       Amendment No.  1                                                      |X|
                     ---
                        (Check appropriate box or boxes.)

                             ----------------------

                  Phoenix Life Variable Universal Life Account

                           (Exact Name of Registrant)

                             ----------------------

                         Phoenix Life Insurance Company

                               (Name of Depositor)

                             ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                             ----------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------

     It is proposed that this filing will become effective (check appropriate box)
     |X| immediately upon filing pursuant to paragraph (b) of Rule 485 [ ] on __________ pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on __________ pursuant to paragraph (a)(1) of Rule 485

     If appropriate, check the following box:
     [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                             ----------------------

================================================================================

                                     PART A

                         THE PHOENIX EDGE(R)                         [VERSION A]
             PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2003

The Phoenix Edge(R) is a single premium variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account. The subaccounts purchase shares of the following funds:

THE PHOENIX EDGE SERIES FUND
----------------------------
   >   Phoenix-Aberdeen International Series


   >   Phoenix-AIM Mid-Cap Equity Series
   >   Phoenix-Alliance/Bernstein Enhanced Index Series


   >   Phoenix-Alliance/Bernstein Growth + Value Series
   >   Phoenix-Duff & Phelps Real Estate Securities Series
   >   Phoenix-Engemann Capital Growth Series
   >   Phoenix-Engemann Small & Mid-Cap Growth Series
   >   Phoenix-Goodwin Money Market Series
   >   Phoenix-Goodwin Multi-Sector Fixed Income Series
   >   Phoenix-Hollister Value Equity Series
   >   Phoenix-Janus Flexible Income Series
   >   Phoenix-Kayne Large-Cap Core Series
   >   Phoenix-Kayne Small-Cap Quality Value Series
   >   Phoenix-Lazard International Equity Select Series
   >   Phoenix-Lazard Small-Cap Value Series
   >   Phoenix-Lazard U.S. Multi-Cap Series
   >   Phoenix-Lord Abbett Bond-Debenture Series
   >   Phoenix-Lord Abbett Large-Cap Value Series
   >   Phoenix-Lord Abbett Mid-Cap Value Series
   >   Phoenix-MFS Investors Growth Stock Series
   >   Phoenix-MFS Investors Trust Series
   >   Phoenix-MFS Value Series


   >   Phoenix-Northern Dow 30 Series
   >   Phoenix-Northern Nasdaq-100 Index(R) Series


   >   Phoenix-Oakhurst Growth and Income Series
   >   Phoenix-Oakhurst Strategic Allocation Series
   >   Phoenix-Sanford Bernstein Global Value Series
   >   Phoenix-Sanford Bernstein Mid-Cap Value Series
   >   Phoenix-Sanford Bernstein Small-Cap Value Series
   >   Phoenix-Seneca Mid-Cap Growth Series
   >   Phoenix-Seneca Strategic Theme Series
   >   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES

   >   AIM V.I. Capital Appreciation Fund
   >   AIM V.I. Premier Equity Fund


THE ALGER AMERICAN FUND - CLASS O SHARES


   >   Alger American Leveraged AllCap Portfolio
FEDERATED INSURANCE SERIES

   >   Federated Fund for U.S. Government Securities II

   >   Federated High Income Bond Fund II - Primary Shares


FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS

   >   VIP Contrafund(R) Portfolio
   >   VIP Growth Opportunities Portfolio
   >   VIP Growth Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2

   >   Mutual Shares Securities Fund
   >   Templeton Developing Markets Securities Fund *
   >   Templeton Foreign Securities Fund
   >   Templeton Global Asset Allocation Fund *
   >   Templeton Growth Securities Fund


SCUDDER INVESTMENT VIT FUNDS - CLASS A

   >   Scudder VIT EAFE(R) Equity Index Fund
   >   Scudder VIT Equity 500 Index Fund
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES

   >   Technology Portfolio
WANGER ADVISORS TRUST

   >   Wanger Foreign Forty
   >   Wanger International Small Cap
   >   Wanger Twenty
   >   Wanger U.S. Smaller Companies


* Not available for new investors


--------------------------------------------------------------------------------
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:

    [LOGO OF LETTER]     PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                         PO Box 8027
                         Boston, MA 02266-8027
    [LOGO OF TELEPHONE]  VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                         800/541-0171

It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if a replacement will result in any income taxes. It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract.

The policy is not a deposit nor is it an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy value and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission (SEC) has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

              Read and keep this prospectus for future reference.

                               TABLE OF CONTENTS


Heading                                                     Page
-------------------------------------------------------------------
RISK/BENEFIT SUMMARY........................................   4
    Policy Benefits.........................................   4
    Policy Risks............................................   4
FEE TABLES..................................................   5
    Transaction Fees........................................   5
    Periodic Charges Other the Fund Operating Expenses......   6
    Minimum and Maximum Fund Operating Expenses.............   6
PHOENIX LIFE INSURANCE COMPANY..............................   9
THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
    (THE "ACCOUNT").........................................   9
    Performance History.....................................   9
VOTING RIGHTS...............................................   9
    The Guaranteed Interest Account.........................   9
CHARGES AND DEDUCTIONS......................................  10
    General.................................................  10
    Periodic Charges........................................  10
    Mortality and Expense Risk Charge.......................  10
    Conditional Charges.....................................  11
    Transfer Charge.........................................  11
    Other Tax Charges.......................................  11
THE POLICY..................................................  11
    Contract Rights: Owner, Insured, Beneficiary............  11
    Contract Limitations....................................  11
    Purchasing a Policy.....................................  11
GENERAL.....................................................  12
    Postponement of Payments................................  12
    Optional Insurance Benefits.............................  13
PAYMENT OF PROCEEDS.........................................  13
    Surrender and Death Benefit Proceeds....................  13
    Death Benefit...........................................  13
    Payment Options.........................................  13
    Surrenders..............................................  14
    Transfer of Policy Value................................  14
    Policy Loans............................................  15
    Lapse...................................................  16
FEDERAL INCOME TAX CONSIDERATIONS...........................  16
    Modified Endowment Contracts............................  16
FINANCIAL STATEMENTS........................................  17
APPENDIX A INVESTMENT OPTIONS............................... A-1
    Investment Type......................................... A-1
    Advisors................................................ A-2
    Subadvisors............................................. A-3

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

POLICY BENEFITS

DEATH BENEFITS
The Phoenix Edge(R) is a single premium variable universal life insurance policy. The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

The policy's death benefit is equal to the target face amount during the first month, and varies based on investment performance thereafter.

You may elect the Minimum Face Amount Rider with this policy. When you elect this Rider, the minimum face amount becomes the minimum death benefit beginning in the second policy month.

LOANS AND SURRENDERS
Generally, you may take loans against 75% of your policy's cash surrender value during the first 3 policy years, and up to 90% of your policy's cash surrender value thereafter.

You may surrender all or part of this policy anytime for any amount up to its cash surrender value. We may impose a surrender charge.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS

VARIATIONS
The policy must comply with laws and regulations in every state where we sell it. Therefore, some policy terms may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. A sales charge, premium tax charges and an issue administration fee are assessed at issue and deducted over the first 10 policy years and all unpaid charges will be due upon surrender. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to surrender it for its policy value during the first several policy years.

TAX EFFECTS
As a modified single premium variable life insurance policy, your ability to make additional premium payments beyond the initial payment is limited.

Most modified single premium life insurance policies are considered modified endowment contracts for federal income tax purposes. Therefore, income tax plus a 10% penalty could apply to any surrenders, withdrawals or loans, and also if you pledge or assign the policy,

Current federal income tax law does not generally tax death benefits. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

If you elect the Minimum Face Amount Rider it may result in higher cost of insurance deductions, depending on the minimum face amount and investment performance. Electing the Rider could therefore have a negative impact on policy value and increase the risk of policy lapse. Withdrawals, loans and associated loan interest can also negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
----------------------------------------------------------------------------------------------------------------------------------


                                                      TRANSACTION FEES
CHARGE                        WHEN DEDUCTED                           AMOUNT DEDUCTED
SALES LOAD(1)                 This charge is assessed at              1% of the initial single premium.
                              issue and 1/120th is deducted
                              monthly on each monthly
                              calculation day for the first ten
                              policy years and any unpaid
                              charge will be deducted upon
                              policy surrender.

----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE(1)      This charge is assessed at              5.5% of the initial single premium.
                              issue and 1/120th is deducted
                              monthly on each monthly
                              calculation day for the first ten
                              policy years and any unpaid
                              charge will be deducted upon
                              policy surrender.

----------------------------------------------------------------------------------------------------------------------------------
PREMIUM TAX(1)                This charge is assessed at              Up to 3.50% of the initial single premium depending on
                              issue and 1/120th is deducted           your state of residence(2).
                              monthly on each monthly
                              calculation day for the first ten
                              policy years and any unpaid
                              charge will be deducted upon
                              policy surrender.

----------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE              No charge.                              There is no surrender charge, but any unpaid acquisition
                                                                      expense(1) will be deducted upon surrender and the policy
                                                                      value will be reduced by any outstanding loans and loan
                                                                      interest.

----------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE      Upon partial surrender                  There is no partial surrender charge, but a proportional
                                                                      amount of any unpaid acquisition expense(1) will be
                                                                      deducted upon a partial surrender.

----------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER FEE         Upon Partial Surrender                  2% of surrender amount(2).

----------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE               Upon Transfer                           At present, we do not charge for transfers between
                                                                      investment options, but we reserve the right to charge up
                                                                      to $10 per transfer after the first two transfers in any
                                                                      given policy year.
----------------------------------------------------------------------------------------------------------------------------------

(1) We assess an "acquisition expense charge" on the issue premium when we issue the policy and rather than deduct it all at once, charge a fraction (1/120th) over the first 10 policy years. This charge consists of the Sales Load, Administrative Charge and Premium Tax. We will deduct any unpaid portion of this charge from a full surrender, and a proportional fraction of any unpaid charge from a partial surrender.

(2) We limit this charge to a maximum of $25.

              PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
CHARGE                        WHEN DEDUCTED                   AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(1)          On each monthly
                              calculation day.

Minimum and Maximum                                           We charge $0.05 - $24.86 per $1,000 of amount at risk(2) each month.
Charges

Example for a male age 45                                     We would charge $0.14 per $1,000 of amount at risk(2) per month. We
in the nonsmoker premium                                      will increase this charge as he ages.
class.
-----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK    On each monthly                 0.50%, on an annual basis, of average daily net assets of investments
CHARGE(3)                     calculation day                 in the subaccounts.
-----------------------------------------------------------------------------------------------------------------------------------
OTHER TAX CHARGES             When we become liable for       We currently do not charge for taxes, however we reserve the right to
                              taxes.                          impose a charge should we become liable for taxes in the future.
                                                              Possible taxes would include state or federal income taxes on investment gains of the Account and would be included in our calculation of subaccount values.
-----------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST RATE CHARGED    Interest accrues daily and      The net cost to the policy value is 0.75% of the loan balance on an
                              is due on each policy           annual basis.
                              anniversary. If not paid on
                              that date, we will treat
                              the accrued interest as another
                              loan against the policy
-----------------------------------------------------------------------------------------------------------------------------------
                                                 OPTIONAL INSURANCE BENEFITS
-----------------------------------------------------------------------------------------------------------------------------------
MINIMUM FACE AMOUNT RIDER     On each Monthly                 There is no separate charge for the rider, but there is a possible
                              Calculation Day only to the     increase in the Cost of Insurance, since the rider could potentially
                              extent the rider increases      increase the amount at risk(2).
                              the amount at risk(2)

-----------------------------------------------------------------------------------------------------------------------------------
Minimum and Maximum                                           We charge $0.05 - $24.86 per $1,000 of the increase in the amount at
Charges                                                       risk(2) over cost of insurance for a policy without the rider, each month.

Example for a male age 45                                     We would charge $0.14 per $1,000 of the increase amount at risk(2)
in the nonsmoker premium                                      over cost of insurance for a policy without the rider, each month.
class.
-----------------------------------------------------------------------------------------------------------------------------------

(1) Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.

(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.

(3) We do not deduct this charge from investments in the Guaranteed Interest Account.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                Minimum          Maximum
Total Annual Fund Operating Expenses(1)
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or
12b-1 fees, and other expenses)                                  0.32%     -     22.60%

1 The total and net fund operating expenses for each available investment portfolio are given in the following tables.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)


---------------------------------------------------------------------------------------------------------------------------
                                                  Investment      Rule             Other            Total Annual
                     Series                     Management Fee  12b-1 Fees  Operating Expenses     Fund Expenses
---------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                      0.75%          N/A            0.30%(5)             1.05%
---------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                          0.85%          N/A            2.58%(3)             3.43%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index           0.45%          N/A            0.28%(2)             0.73%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value           0.85%          N/A            2.91%(3)             3.76%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities        0.75%          N/A            0.37%(4)             1.12%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                     0.65%          N/A            0.10%(3)             0.75%
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth             0.90%          N/A            1.32%(4)             2.22%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                        0.40%          N/A            0.16%(3)             0.56%
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income           0.50%          N/A            0.19%(3)             0.69%
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                      0.70%          N/A            0.31%(3)             1.01%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                       0.80%          N/A            0.54%(3)             1.34%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core(6)                     0.70%          N/A           13.62%(1)            14.32%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value(6)            0.90%          N/A           21.70%(1)            22.60%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select(6)       0.90%          N/A            9.36%(1)            10.26%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value(6)                   0.90%          N/A            5.26%(1)             6.16%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U .S. Multi-Cap(6)                   0.80%          N/A            7.34%(1)             8.14%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture(6)               0.75%          N/A            6.28%(1)             7.03%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value(6)              0.75%          N/A            8.51%(1)             9.26%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value(6)                0.85%          N/A            9.20%(1)            10.05%
---------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                  0.75%          N/A            0.23%(3)             0.98%
---------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust .                       0.75%          N/A            4.73%(3)             5.48%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                   0.75%          N/A            1.84%(3)             2.59%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                             0.35%          N/A            0.76%(3)             1.11%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                0.35%          N/A            2.37%(3)             2.72%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                  0.70%          N/A            0.25%(3)             0.95%
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation               0.58%          N/A            0.12%(3)             0.70%
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value              0.90%          N/A            1.67%(3)             2.57%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value             1.05%          N/A            0.35%(3)             1.40%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value           1.05%          N/A            0.59%(3)             1.64%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                       0.80%          N/A            0.34%(4)             1.14%
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                      0.75%          N/A            0.25%(4)             1.00%
---------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth      0.85%          N/A            8.48%(1)             9.33%(7)
---------------------------------------------------------------------------------------------------------------------------



(1) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                             Reimbursements                Net Annual Fund
Series                                                         & Waivers                      Expenses
------                                                         ---------                      --------
Phoenix-AIM Mid-Cap Equity                                      (2.33%)                         1.10%
Phoenix-Alliance/Bernstein Enhanced Index                       (0.08%)                         0.65%
Phoenix-Alliance/Bernstein Growth + Value                       (2.66%)                         1.10%
Phoenix-Duff & Phelps Real Estate Securities                    (0.02%)                         1.10%
Phoenix-Engemann Small & Mid-Cap Growth                         (0.97%)                         1.25%
Phoenix-Hollister Value Equity                                  (0.06%)                         0.95%
Phoenix-Janus Flexible Income                                   (0.29%)                         1.05%
Phoenix-Kayne Large-Cap Core                                   (13.47%)                         0.85%
Phoenix-Kayne Small-Cap Quality Value                          (21.55%)                         1.05%
Phoenix-Lazard International Equity Select                      (9.21%)                         1.05%
Phoenix-Lazard Small-Cap Value                                  (5.11%)                         1.05%
Phoenix-Lazard U.S. Multi-Cap                                   (7.19%)                         0.95%
Phoenix-Lord Abbett Bond-Debenture                              (6.13%)                         0.90%
Phoenix-Lord Abbett Large-Cap Value                             (8.36%)                         0.90%
Phoenix-Lord Abbett Mid-Cap Value                               (9.05%)                         1.00%
Phoenix-MFS Investors Trust                                     (4.48%)                         1.00%
Phoenix-MFS Value                                               (1.59%)                         1.00%
Phoenix-Northern Dow 30                                         (0.51%)                         0.60%
Phoenix-Northern Nasdaq-100 Index(R)                            (2.12%)                         0.60%
Phoenix-Sanford Bernstein Global Value                          (1.42%)                         1.15%
Phoenix-Sanford Bernstein Mid-Cap Value                         (0.10%)                         1.30%
Phoenix-Sanford Bernstein Small-Cap Value                       (0.34%)                         1.30%
Phoenix-State Street Research Small-Cap Growth                  (8.33%)                         1.00%

(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Net Annual
                                                                 Rule                                                 Fund Expenses
                                                   Investment  12b-1 or       Other                                       After
                                                   Management  Service      Operating  Total Annual   Reimbursements  Reimbursements
                       Series                         Fee        Fees        Expenses  Fund Expenses    & Waivers       & Waivers
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V .I. Capital Appreciation Fund                  0.61%          N/A        0.24%      0.85%            (0.00%)        0.85%
------------------------------------------------------------------------------------------------------------------------------------
AIM V .I. Premier Equity Fund                        0.61%          N/A        0.24%      0.85%            (0.00%)        0.85%
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND -- CLASS O SHARES
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%          N/A        0.11%      0.96%            (0.00%)        0.96%
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U .S. Government Securities II    0.60%        0.25%(1)     0.12%      0.97%               --            --(9)
------------------------------------------------------------------------------------------------------------------------------------
Federated HighIncome Bond Fund II -- Primary Shares  0.60%        0.25%(1)     0.17%      1.02%               --            --(9)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE
   CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio(2)                       0.58%         0.10%       0.10%      0.78%               --            --(9)
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio(2)                0.58%         0.10%       0.12%      0.80%               --            --(9)
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(2)                              0.58%         0.10%       0.09%      0.77%               --            --(9)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST -- CLASS(2)
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%(3)      0.25%       0.21%      1.06%            (0.01%)        1.05%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%         0.25%       0.33%      1.83%            (0.00%)        1.83%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70%(3)      0.25%       0.20%      1.15%            (0.02%)        1.13%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.62%(3)      0.25%       0.21%      1.08%            (0.02%)        1.06%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund(4)                  0.81%         0.25%       0.06%      1.12%            (0.00%)        1.12%
------------------------------------------------------------------------------------------------------------------------------------
Scudder Investment VIT Funds -- Class A
------------------------------------------------------------------------------------------------------------------------------------
SCUDDER VIT EAFE(R) EQUITY INDEX FUND(5)             0.45%          N/A        0.47%      0.92%            (0.27%)        0.65%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund(6)                 0.20%          N/A        0.12%      0.32%            (0.02%)        0.30%
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
   CLASS I SHARES
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio(7)                              0.80%          N/A        0.49%      1.29%               --            --(9)
------------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty(8)                              1.00%          N/A        0.55%      1.55%            (0.10%)        1.45%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%          N/A        0.23%      1.47%            (0.00%)        1.47%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%          N/A        0.23%      1.18%            (0.00%)        1.18%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%          N/A        0.11%      1.05%            (0.00%)        1.05%
------------------------------------------------------------------------------------------------------------------------------------

(1) The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund, .68% for the Templeton Foreign Securities Fund and .60% for the Templeton Global Asset Allocation Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.
(9) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                                Reimbursements               Net Annual Fund
Series                                                            & Waivers                      Expenses
------                                                            ---------                      --------
Federated Fund for U.S. Government Securities II                   (0.25%)                        0.72%
Federated High Income Bond Fund II - Primary Shares                (0.25%)                        0.77%
VIP Contrafund(R) Portfolio                                        (0.04%)                        0.74%
VIP Growth Opportunities Portfolio                                 (0.03%)                        0.77%
VIP Growth Portfolio                                               (0.06%)                        0.71%
Technology Portfolio                                               (0.14%)                        1.15%

(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Phoenix Life Insurance Company is a New York stock life insurance company, and is a wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut and our statutory home office is at 10 Krey Boulevard in East Greenbush, New York. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our").

THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------

We established the Account as a separate account of Phoenix on June 17, 1985 in accordance with New York law. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC not supervise the Account's management, investment practices or policies, nor those of Phoenix.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Account invests.

PERFORMANCE HISTORY

We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS

We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1)  the election of the fund's Trustees;

2)  the ratification of the independent accountants for the fund;

3)  approval or amendment of investment advisory agreements;

4)  a change in fundamental policies or restrictions of the series; and

5)  any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting VULA at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT

In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

>   First Year:     25% of the total value
>   Second Year:    33% of remaining value
>   Third Year:     50% of remaining value
>   Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

PERIODIC CHARGES

DAILY CHARGES

> MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

    We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

    We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

    If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

    Every business day we deduct a charge from amounts allocated to the Account at an annualized rate of 0.50%. We do not deduct a Mortality and Expense Risk Charge from policy value in the Guaranteed Interest Account, for either the loaned or non-loaned portion.

> LOAN INTEREST CHARGED. We charge your policy for outstanding loans as illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans.

----------------------------------------------------------
LOAN INTEREST RATE            RATE WE CREDIT THE LOANED
CHARGED                       PORTION OF THE GUARANTEED
                              INTEREST ACCOUNT
----------------------------------------------------------
            8%                       7.25%
----------------------------------------------------------


Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


> FUND CHARGES. As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

    These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

MONTHLY CHARGES

We make monthly deductions on each monthly calculation day from the subaccounts and the non-loaned portion of the Guaranteed Interest Account according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

> COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured persons' gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

> ACQUISITION EXPENSE. We assess a charge on the issue premium, and deduct a pro rata portion each month over the first 10 policy years. We will deduct any unpaid Acquisition Expense from the policy value if you surrender the policy before this expense is fully paid. The charge consists of 3 components:


    1) A Sales Charge of 1.0% of the premium paid designed to compensate Phoenix for the distribution expenses we incur in issuing the policy, such as, sales commissions, sales materials and advertising costs.

    2) A Premium Tax Charge of between 0.80% and 3.50%, depending on your state of residence, of the premium, designed to pay the premium taxes assessed by various states, counties and municipalities.

    3) An Administration Charge of 5.5% of the premium paid designed to compensate Phoenix for the underwriting and start-up expenses associated with issuing a policy.

> COST OF OPTIONAL INSURANCE BENEFITS. The Phoenix Edge(R) policy has one rider available. This option is available only if approved in your state.

    o Minimum Face Amount Rider. If you elect this rider, you will designate a "Minimum Face Amount" which cannot be greater than the target face amount at issue. The minimum face amount will become the minimum death benefit we will pay after the first policy month. This rider may increase the cost of insurance charge we deduct since it may increase the amount we have at risk for the policy.

CONDITIONAL CHARGES

We impose some other charges only if certain events occur:

> PARTIAL SURRENDER FEE. If you withdraw part of your policy's value, we will deduct an additional charge of 2% of the withdrawal amount from your policy value, up to a maximum of $25.

> ADDITIONAL PREMIUM TAX CHARGE. If we permit any additional premium payments, we will assess a charge of between 0.80% and 3.50%, depending on your state of residence, of each payment. We deduct this charge monthly over the 10 years following the premium payment. Any unpaid charge will be deducted from the policy value if you surrender the policy.

> TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

> OTHER TAX CHARGES. Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

CHARGE REDUCTIONS

We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.

THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER

The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED

The insured is the person on whose life the policy is issued. You name this person in the application for the policy. We will not issue a policy if person to be insured is 75 or older. We will require that you provide evidence that the people to be insured are, in fact, insurable. This will usually require a medical examination.

BENEFICIARY

The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT

You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES

Underwriting is generally on a simplified basis, meaning that if you answer a series of questions favorably, and if your age and single premium fall within limits, then the policy will be issued. No additional medical information or tests will be necessary.

In some instances, depending on how you answer these questions, you may be subject to additional underwriting. We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it.

Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been returned during your "right to cancel" period.

ELIGIBLE PURCHASERS

You may purchase a policy on the life of any person as long as you have an insurable interest in the person to be insured and that person's consent. The person you insure must be less than 75 years old.

PREMIUM PAYMENT

The minimum premium of $10,000 is due on the policy date, and the person to be insured must be living at that time. You will have a limited ability to make additional premium payments.

We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We will apply the premium among your chosen investment options by purchasing subaccount units at the subaccount unit values next calculation after we receive your payment.

We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

ADDITIONAL PREMIUM PAYMENTS

If the variable death benefit on the first day of any policy year is less than the highest variable death benefit reached during the previous policy year, we will allow you 60 days to make limited an additional premium payments. Your additional premium may not exceed either A or B:

A) The amount that would increase the variable death benefit enough to match the highest variable death benefit reached during the previous policy year. We reduce this amount by the result of any partial withdrawal you may have taken during the previous policy year.

B) The premium payment that would increase the variable death benefit as of the beginning of the policy year, to the current target face amount.

The minimum premium payment we will accept during a grace period is the amount needed to prevent policy lapse.

PAYMENT BY CHECK

We may wait to credit your policy if you pay by check until your check has cleared your bank.

ALLOCATION OF PREMIUM

We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received during a grace period will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions.

POLICY REFUND

Should you exercise your right to cancel your policy, we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following:

1) the current policy value less any unpaid loans and loan interest as of the date we receive the returned policy; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

We will refund the premium paid less any unpaid loans and loan interest, and also less any partial surrenders taken from the policy if your policy was issued with the Temporary Money Market Amendment.

We retain the right to decline to process the completed application for insurance during the 7 days after we receive it. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS

We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits under certain circumstances. We may also postpone subaccount transfers under any of the following circumstances:

o We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

o We may postpone payment whenever the New York Stock Exchange is closed other than for customary weekend and holiday closings or trading on the New York Stock Exchange is restricted; or

o When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS

The following rider may be available if approved in your state. We may make additional riders available in future.

> Minimum Face Amount Rider. This rider allows you to elect a minimum face amount which will be the minimum death benefit we will pay beginning in the second policy month. This rider may increase the amount Phoenix has at risk for the policy and thereby could result in a greater cost of insurance charge than would apply to a policy without the rider. The minimum face amount many not exceed the target face amount at issue.

     Electing this rider could have a negative effect on policy value and thereby increase the risk of policy lapse.

PARTIAL SURRENDER: EFFECT ON DEATH BENEFIT

A partial surrender decreases the variable death benefit by decreasing the policy value.

INCREASES OR DECREASES IN TARGET FACE AMOUNT

You may not increase or decrease the target face amount.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS

We will process death benefits and full or partial surrenders at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

The cash surrender value is the maximum payable for surrender.

DEATH BENEFIT

The death benefit is the policy's variable death benefit, or the minimum face amount, if the Minimum Face Amount Rider is in force.

The variable death benefit is equal to the policy's cash value on the previous monthly calculation day, multiplied by the applicable "death benefit adjustment rate" on the previous monthly calculation day.


Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


DEATH BENEFIT ADJUSTMENT RATE

This rate assumes an interest rate ranging from 4% to 5% depending on the policy's initial premium and its target face amount. If the net investment rate of return (including the deduction of fees and charges) applied to the policy value exceeds the assumed interest rate, the variable death benefit will be greater than the target face amount. Conversely, if the net investment rate of return in less than the assumed rate, the variable death benefit will be less than the target face amount.

PAYMENT OPTIONS

All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless you have waived that right. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an irrevocable election.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

PAYMENT OPTION 1--LUMP SUM

We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST

We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD

We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN

We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

o   10 years; or

o   20 years; or

o   until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% for fractions to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY

We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT

We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN

We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

SURRENDERS

You may take a full or partial surrender of your policy at any time as long as at least one insured person is living and the policy is in force. The amount available for surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request.

We generally pay a surrendered amount within 7 days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

FULL SURRENDERS

You may fully surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at VPMO.

PARTIAL SURRENDERS AND FREE WITHDRAWALS

You may obtain a partial surrender of the policy's cash surrender value as long as the person insured is living and the policy is in force. We require you to send us a written request and may also require you to return the policy before we make payment. A partial surrender will be effective on the date we receive your written request or on the date we receive the policy. You may receive surrender proceeds under any of our available payment options.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in how we deduct a partial surrender and the associated partial surrender fee from among your investment options. If you do not choose, we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy value by the sum of the partial surrender amount and the partial surrender fee.

TRANSFER OF POLICY VALUE

TRANSFERS

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by either writing to VPMO or calling VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute telephone transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.

TELEPHONE TRANSFERS

We will accept telephone instructions on your behalf from your registered representative. You must send us a written request if you do not want your registered representative to have this ability.

We will use reasonable procedures to confirm that telephone instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all telephone transfers. We may be liable for following unauthorized telephone instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that we reasonably believe to be genuine.

We may modify or terminate your telephone transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

TRANSFER RESTRICTIONS

We do not permit transfers of less than $500 unless either

o the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

o   the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

We reserve the right to limit the number of subaccounts you may invest in to a total of 18 at any one time or over the life of the policy. We may limit you to fewer than 18 if federal or state law requires us to do so.

We reserve the right to limit you to 12 transfers per year, exclusive of any transfers made as part of a Systematic Transfer Program.


Excessive transfers between subaccounts could adversely affect series performance. We therefore reserve the right to terminate your transfer privileges. We also reserve the right to reject any specific request that we feel is part of a market-timing pattern. We may reject requests for more than one exchange out of a subaccount within a 30-day period. We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.


If your policy is issued with a Temporary Money Market Allocation Amendment, you may not make any transfers until your right to cancel the policy expires.


SYSTEMATIC TRANSFER PROGRAMS

You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

>  $25 monthly
>  $75 quarterly
>  $150 semiannually
>  $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


POLICY LOANS

During the first 3 policy years, you may generally borrow up to 75% of your policy cash value. Thereafter, you may generally borrow against 90% of your policy's cash value. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.

We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:

--------------------------------------------------------------------------------
Interest Charged            Interest Credited                 Net Cost
--------------------------------------------------------------------------------
       8%                         7.25%                        0.75%
--------------------------------------------------------------------------------

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 7.25%. We transfer interest from the loaned portion of the Guaranteed Interest Account to the non-loaned portion of the Guaranteed Interest Account at the end of each policy year, or when you repay a loan.

You may repay a loan at any time as long as the policy is in force and the insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy value becomes insufficient to maintain the policy in force.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding loans and loan interest.


The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

LAPSE

Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender, or take a loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If on any monthly calculation day, the policy value is less than the required monthly deduction, we will allow a grace period of 61 days for you to pay an amount equal to 3 times the required monthly deduction to keep the policy in force.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you a written notice at least 30 days before the policy will lapse.

The policy will continue in force during the grace period; however, we will not allow subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period first to pay any monthly deductions due during the grace period. We will apply any excess premium according to your allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately prior before grace period begins.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. Consult your income tax advisor for more thorough information on federal and state income taxes. We refer to Internal Revenue Code of 1986, as amended, as the "Code."

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS

The policy is a modified single premium variable life insurance policy, and as such, will be considered a modified endowment contract for federal income tax purposes (except for certain policies resulting from an exchange under Code
Section 1035). You will be taxed on loans and payments from a modified endowment contract on the portion considered to be income, that is, gain in contract value.

GENERAL

A policy will be considered a modified endowment contract if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount that requires 7 equal annual premiums to be "fully paid-up," thereafter providing a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 591/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER

You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax."

PARTIAL SURRENDER

Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable.

LOANS

We believe that any loan received under a policy will be treated as your indebtedness. Loans are fully taxable to the extent of income in the policy for modified endowment contracts, and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES

If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT

Changing the policy owner or the person insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Universal Life Account (The Phoenix Edge(R)) at December 31, 2002 and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page 1. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A -- INVESTMENT OPTIONS
--------------------------------------------------------------------------------



INVESTMENT TYPE


----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Investment Type
----------------------------------------------------------------------------------------------------------------------------------
                                                         Domestic   Domestic   Domestic    Growth            International   Money
                 Series                           Bond     Blend     Growth      Value    & Income   Index      Growth       Market
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                                     *
Phoenix-AIM Mid-Cap Equity                                  *
Phoenix-Alliance/Bernstein Enhanced Index                                                              *
Phoenix-Alliance/Bernstein Growth + Value                              *           *
Phoenix-Duff & Phelps Real Estate Securities                                                  *
Phoenix-Engemann Capital Growth                                        *
Phoenix-Engemann Small & Mid-Cap Growth                                *
Phoenix-Goodwin Money Market                                                                                                   *
Phoenix-Goodwin Multi-Sector Fixed Income          *
Phoenix-Hollister Value Equity                                                     *
Phoenix-Janus Flexible Income                      *
Phoenix-Kayne Large-Cap Core                                *
Phoenix-Kayne Small-Cap Quality Value                                              *
Phoenix-Lazard International Equity Select                                                                         *
Phoenix-Lazard Small-Cap Value                                                     *
Phoenix-Lazard U.S. Multi-Cap                                                      *
Phoenix-Lord Abbett Bond-Debenture                 *
Phoenix-Lord Abbett Large-Cap Value                                                *
Phoenix-Lord Abbett Mid-Cap Value                                                  *
Phoenix-MFS Investors Growth Stock                                     *
Phoenix-MFS Investors Trust                                                                   *
Phoenix-MFS Value                                                                  *
Phoenix-Northern Dow 30                                                                                *
Phoenix-Northern Nasdaq-100 Index(R)                                                                   *
Phoenix-Oakhurst Growth and Income                                                            *
Phoenix-Oakhurst Strategic Allocation                                                         *
Phoenix-Sanford Bernstein Global Value                                                                             *
Phoenix-Sanford Bernstein Mid-Cap Value                                            *
Phoenix-Sanford Bernstein Small-Cap Value                                          *
Phoenix-Seneca Mid-Cap Growth                                          *
Phoenix-Seneca Strategic Theme                                         *
Phoenix-State Street Research Small-Cap Growth                         *
AIM V.I. Capital Appreciation Fund                                     *
AIM V.I. Premier Equity Fund                                *
Alger American Leveraged AllCap Portfolio                              *
Federated Fund for U.S. Government Securities II   *
Federated High Income Bond Fund II                 *
VIP Contrafund(R) Portfolio                                            *
VIP Growth Opportunities Portfolio                                     *
VIP Growth Portfolio                                                   *
Mutual Shares Securities Fund                                                                 *
Templeton Foreign Securities Fund                                                                                  *
Templeton Global Asset Allocation Fund                                                                 *
Templeton Growth Securities Fund                                                                                   *
Scudder VIT EAFE(R) Equity Index Fund                                                                  *
Scudder VIT Equity 500 Index Fund                                                                      *
Technology Portfolio                                                   *
Wanger Foreign Forty                                                                                               *
Wanger International Small Cap                                                                                     *
Wanger Twenty                                                          *
Wanger U.S. Smaller Companies                                          *
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Duff
                                                        Phoenix   Phoenix     & Phelps
                                                      Investment  Variable   Investment    AIM      Fred Alger
                                                       Counsel,   Advisors,  Management  Advisors,  Management,
                         Series                          Inc.       Inc.        Co.        Inc.         Inc.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                            *
Phoenix-AIM Mid-Cap Equity                                           *
Phoenix-Alliance/Bernstein Enhanced Index                            *
Phoenix-Alliance/Bernstein Growth + Value                            *
Phoenix-Duff & Phelps Real Estate Securities                                     *
Phoenix-Engemann Capital Growth                           *
Phoenix-Engemann Small & Mid-Cap Growth                   *
Phoenix-Goodwin Money Market                              *
Phoenix-Goodwin Multi-Sector Fixed Income                 *
Phoenix-Hollister Value Equity                            *
Phoenix-Janus Flexible Income                                        *
Phoenix-Kayne Large-Cap Core                              *
Phoenix-Kayne Small-Cap Quality Value                     *
Phoenix-Lazard International Equity Select                           *
Phoenix-Lazard Small-Cap Value                                       *
Phoenix-Lazard U.S. Multi-Cap                                        *
Phoenix-Lord Abbett Bond-Debenture                                   *
Phoenix-Lord Abbett Large-Cap Value                                  *
Phoenix-Lord Abbett Mid-Cap Value                                    *
Phoenix-MFS Investors Growth Stock                                   *
Phoenix-MFS Investors Trust                                          *
Phoenix-MFS Value                                                    *
Phoenix-Northern Dow 30                                              *
Phoenix-Northern Nasdaq-100 Index(R)                                 *
Phoenix-Oakhurst Growth and Income                        *
Phoenix-Oakhurst Strategic Allocation                     *
Phoenix-Sanford Bernstein Global Value                               *
Phoenix-Sanford Bernstein Mid-Cap Value                              *
Phoenix-Sanford Bernstein Small-Cap Value                            *
Phoenix-Seneca Mid-Cap Growth                             *
Phoenix-Seneca Strategic Theme                            *
Phoenix-State Street Research Small-Cap Growth                       *
AIM V.I. Capital Appreciation Fund                                                          *
AIM V.I. Premier Equity Fund                                                                *
Alger American Leveraged AllCap Portfolio                                                                *
Federated Fund for U.S. Government Secur ities II
Federated High Income Bond Fund II
VIP Contra fund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies

----------------------------------------------------------------------------------------------------------------------------------
                                                                            Fidelity               Morgan
                                                  Deutsche     Federated   Management  Franklin    Stanley
                                                    Asset      Investment     and       Mutual    Investment
                                                  Management,  Management   Research   Advisers,  Management
                         Series                      Inc.       Company     Company       LLC        Inc.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Secur ities II                  *
Federated High Income Bond Fund II                                 *
V IP Contra fund(R) Portfolio                                                  *
V IP Growth Opportunities Portfolio                                            *
V IP Growth Portfolio                                                          *
Mutual Shares Securities Fund                                                              *
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                 *
Scudder VIT Equity 500 Index Fund                     *
Technology Portfolio                                                                                  *
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies

----------------------------------------------------------------------------------------------------------------------------------
                                                      Templeton    Templeton  Templeton    Wanger
                                                        Asset       Global    Investment    Asset
                                                       Management,  Advisors   Counsel,   Management,
                         Series                          Ltd.       Limited      Inc.        L.P.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contra fund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund             *
Templeton Foreign Securities Fund                                                 *
Templeton Global Asset Allocation Fund                                            *
Templeton Growth Securities Fund                                       *
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty                                                                          *
Wanger International Small Cap                                                                *
Wanger Twenty                                                                                 *
Wanger U.S. Smaller Companies                                                                 *
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS


----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Subadvisors
                                                ----------------------------------------------------------------------------------
                                                                                                         Kayne
                                                                                                       Anderson
                                                  Aberdeen       AIM         Alliance       Janus       Rudnick       Lazard
                                                    Fund       Capital       Capital       Capital     Investment      Asset
                                                  Managers,   Management,   Management,   Management   Management,   Management
                    Series                           Inc.        Inc.          L.P.           LLC          LLC           LLC
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                       *
Phoenix-AIM Mid-Cap Equity                                       *
Phoenix-Alliance/Bernstein Enhanced Index                                       *
Phoenix-Alliance/Bernstein Growth + Value                                       *
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                                 *
Phoenix-Kayne Large-Cap Core                                                                               *
Phoenix-Kayne Small-Cap Quality Value                                                                      *
Phoenix-Lazard International Equity Select                                                                               *
Phoenix-Lazard Small-Cap Value                                                                                           *
Phoenix-Lazard U.S. Multi-Cap                                                                                            *
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                          *
Phoenix-Sanford Bernstein Mid-Cap Value                                         *
Phoenix-Sanford Bernstein Small-Cap Value                                       *
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth

----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Subadvisors
                                                ----------------------------------------------------------------------------------
                                                                              Northern       Roger        Seneca      State Street
                                                     Lord,         MFS         Trust        Engemann      Capital      Research &
                                                  Abbett & Co.  Investment  Investments,  & Associates,  Management,   Management
                    Series                            LLC       Management      Inc.           Inc.          LLC         Company
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                                               *
Phoenix-Engemann Small & Mid-Cap Growth                                                       *
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture                   *
Phoenix-Lord Abbett Large-Cap Value                  *
Phoenix-Lord Abbett Mid-Cap Value                    *
Phoenix-MFS Investors Growth Stock                               *
Phoenix-MFS Investors Trust                                      *
Phoenix-MFS Value                                                *                            *
Phoenix-Northern Dow 30                                                                       *
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                                             *
Phoenix-Seneca Strategic Theme                                                                            *
Phoenix-State Street Research Small-Cap Growth                                                                           *
----------------------------------------------------------------------------------------------------------------------------------

Additional information about The Phoenix Edge(R) (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

www.phoenixwm.com
5000

Investment Company Act File No. 811-04721

[logo] PHOENIX WEALTH MANAGEMENT(R)

L0132PR (C) Phoenix Life Insurance     [logo] Printed on recycled paper.    5-03
Company

                                                                     [VERSION B]
                           THE PHOENIX EDGE(R) - SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY



PROSPECTUS                                                           MAY 1, 2003


The Phoenix Edge(R) - SPVL is a modified single premium variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix life Variable Universal Life Account. The subaccounts purchase shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
    [diamond] Phoenix-Aberdeen International Series
    [diamond] Phoenix-AIM Mid-Cap Equity Series
    [diamond] Phoenix-Alliance/Bernstein Enhanced Index Series

    [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
    [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
    [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
    [diamond] Phoenix-Janus Flexible Income Series
    [diamond] Phoenix-Kayne Large-Cap Core Series
    [diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
    [diamond] Phoenix-Lazard U.S. Multi-Cap Series
    [diamond] Phoenix-Lord Abbett Bond-Debenture Series
    [diamond] Phoenix-Lord Abbett Large-Cap Value Series [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
    [diamond] Phoenix-MFS Investors Growth Stock Series
    [diamond] Phoenix-MFS Investors Trust Series
    [diamond] Phoenix-MFS Value Series

    [diamond] Phoenix-Northern Dow 30 Series
    [diamond] Phoenix-Northern Nasdaq-100 Index(R) Series

    [diamond] Phoenix-Oakhurst Growth and Income Series
    [diamond] Phoenix-Oakhurst Strategic Allocation Series
    [diamond] Phoenix-Sanford Bernstein Global Value Series
    [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
    [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
    [diamond] Phoenix-Seneca Mid-Cap Growth Series
    [diamond] Phoenix-Seneca Strategic Theme Series
    [diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
    [diamond] AIM V.I. Capital Appreciation Fund
    [diamond] AIM V.I. Premier Equity Fund


THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------

    [diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
    [diamond] Federated Fund for U.S. Government Securities II

    [diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
    [diamond] VIP Contrafund(R) Portfolio
    [diamond] VIP Growth Opportunities Portfolio
    [diamond] VIP Growth Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
    [diamond] Mutual Shares Securities Fund
    [diamond] Templeton Developing Markets Securities Fund *
    [diamond] Templeton Foreign Securities Fund
    [diamond] Templeton Global Asset Allocation Fund *
    [diamond] Templeton Growth Securities Fund

SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------

    [diamond] Scudder VIT EAFE(R) Equity Index Fund
    [diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
    [diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
    [diamond] Wanger Foreign Forty
    [diamond] Wanger International Small Cap
    [diamond] Wanger Twenty
    [diamond] Wanger U.S. Smaller Companies



* Not available for new investors


-----------------------------------------------------------------------------------------------------------------------------------
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:         [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                     PO Box 8027
                                                                     Boston, MA 02266-8027

                                                         [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                     800/541-0171

It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if a replacement will result in any income taxes. It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract.

--------------------------------------------------------------------------------

The policy is not a deposit nor is it an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance


Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy value and possible loss of principal invested or premiums paid.


The Securities and Exchange Commission (SEC) has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
     Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

Heading                                                 Page
------------------------------------------------------------
RISK/BENEFIT SUMMARY .................................     4
   Policy Benefits ...................................     4
   Policy Risks ......................................     4
FEE TABLES ...........................................     5
   Transaction Fees ..................................     5
   Periodic Charges Other the Fund Operating
    Expenses..........................................     5
   Minimum and Maximum Fund Operating Expenses........     6

   Annual Fund Expenses...............................     7
PHOENIX LIFE INSURANCE COMPANY .......................     7
THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
   (THE "ACCOUNT") ...................................     9
   Performance History ...............................     9
VOTING RIGHTS ........................................     9
   The Guaranteed Interest Account ...................     9
CHARGES AND DEDUCTIONS................................    10
   General ...........................................    10
   Periodic Charges ..................................    10
   Mortality and Expense Risk Charge .................    10
   Conditional Charges ...............................    11
   Surrender Charges..................................    11
   Transfer Charge ...................................    11
   Other Tax Charges .................................    11
THE POLICY ...........................................    11
   Contract Rights: Owner, Insured, Beneficiary ......    11
   Contract Limitations...............................    12
   Purchasing a Policy................................    12
GENERAL ..............................................    13
   Postponement of Payments ..........................    13
   Optional Insurance Benefits ......................    13
PAYMENT OF PROCEEDS ..................................    13
   Surrender and Death Benefit Proceeds ..............    13
   Death Benefit .....................................    13
   Payment Options ...................................    13
   Surrenders.........................................    14
   Transfer of Policy Value...........................    14
   Policy Loans.......................................    16
   Lapse..............................................    16
FEDERAL INCOME TAX CONSIDERATIONS ....................    16
   Modified Endowment Contracts ......................    17
FINANCIAL STATEMENTS..................................    17
APPENDIX A - INVESTMENT OPTIONS.......................   A-1
   Investment Type....................................   A-1
   Investment Advisors................................   A-2
   Investment Subadvisors.............................   A-3

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

POLICY BENEFITS

DEATH BENEFITS
The Phoenix Edge(R) - SPVL is a modified single premium variable universal life insurance policy. The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

The policy has a minimum death benefit, equal to the policy value increased by a percentage taken from a table in the policy based on the policy year and the ages of insured people. The actual death benefit we pay will be either the policy face amount, or the minimum death benefit, whichever is greater.

The policy has the added benefits of a Guaranteed Death Benefit Rider, which protects the death benefit for the policy as long as no loans are outstanding.

The policy provides a Living Benefits Rider, which can provide payment of up to 75% of the policy value should the person insured become terminally ill. (Certain restrictions apply.)


LOANS AND SURRENDERS
Generally, you may take loans against 90% of your policy's cash surrender value.

You may surrender all or part of this policy anytime for any amount up to its cash surrender value. We may impose a surrender charge.


Your policy allows for a free withdrawal once each year of at least 10% of the premium, or your penalty free earnings, if greater. Your penalty free earnings is the value of your policy that is in excess of the single premium. (note: we may reduce the single premium amount based on previous withdrawals in excess of the penalty free earnings)

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.


YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS

VARIATIONS
The policy must comply with laws and regulations in every state where we sell it; therefore, some policy terms may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first 9 policy years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS
As a modified single premium variable life insurance policy, you will have limited ability to make additional premium payments beyond the initial payment.

Most modified single premium life insurance policies are considered modified endowment contracts for federal income tax purposes. Therefore, income tax plus a 10% penalty could apply to any surrenders, withdrawals, loans, or if you pledge or assign the policy.

Current federal income tax law does not generally tax death benefits. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


                                                          TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED          AMOUNT DEDUCTED
--------------------------------  ---------------------------  ---------------------------------------------------------------
SURRENDER CHARGE                  Upon a Full Surrender or     Up to 9% of the single premium paid1
                                  a Partial Surrender that
                                  exceeds the free
                                  withdrawal amount we
                                  allow each year..
--------------------------------  ---------------------------  ---------------------------------------------------------------
TRANSFER CHARGE                   Upon Transfer                At present, we do not charge for transfers between investment options, but we reserve the right to charge up to $10 per
                                                               transfer after the first two transfers in any given policy year.
------------------------------------------------------------------------------------------------------------------------------

(1) We reduce this charge by one percentage point each policy year until it becomes 0% in policy year 10. For a table of charges and other information see the "Charges and Deductions" section.

                                         PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
--------------------------------  ---------------------------  ---------------------------------------------------------------------

            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
--------------------------------  ---------------------------  ---------------------------------------------------------------------
                                  On policy date and on each
COST OF INSURANCE                 monthly calculation day.
--------------------------------  ---------------------------  ---------------------------------------------------------------------
  Minimum and Maximum Charges                                  We charge nonsmokers 0.70 % of policy value each month.
                                                               We charge smokers 0.90 % of policy value each month.
--------------------------------  ---------------------------  ---------------------------------------------------------------------
  Example for a male age 45 in                                 We would him 0.70 % of policy value each month.
  the nonsmoker premium class.
--------------------------------  ---------------------------  ---------------------------------------------------------------------
                                  On policy date and on each   We charge 0.40% of average daily policy value each month.
PREMIUM TAX CHARGE                monthly calculation day
                                  during the first 10 policy
                                  years.
--------------------------------  ---------------------------  ---------------------------------------------------------------------
                                  On each monthly              We charge 0.80%, on an annual basis, of average daily policy value.
MORTALITY AND EXPENSE RISK        calculation day
CHARGE(1)
--------------------------------  ---------------------------  ---------------------------------------------------------------------
                                  When we become liable for    We currently do not charge for taxes, however we reserve the right
OTHER TAX CHARGES                 taxes.                       to impose a charge should we become liable for taxes in the future.
                                                               Possible taxes would include state or federal income taxes on investment gains of the Account and would be included in our calculation of subaccount values.
--------------------------------  ---------------------------  ---------------------------------------------------------------------
                                  Interest accrues daily and
LOAN INTEREST RATE CHARGED(2)     is due on each policy
                                  anniversary. If not paid     The maximum net cost to the policy value is 2.00% of the loan
                                  on that date, we will        balance on an annual basis.
                                  treat the accrued interest
                                  as another loan against
                                  the policy
-----------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE BENEFITS
------------------------------------------------------------------------------------------------------------------------------------
                                  We do not charge for this    This rider is automatically attached to all policies. We describe it
GUARANTEED DEATH BENEFIT RIDER    rider.                       in more detail in the "Additional Rider Benefits" section.
--------------------------------  ---------------------------  ---------------------------------------------------------------------
                                  We do not charge for this    We describe it in more detail in the "Additional Rider Benefits"
LIVING BENEFITS RIDER             rider.                       section.
------------------------------------------------------------------------------------------------------------------------------------

(1) We currently reduce this charge to 0.50% on an annual basis beginning in policy year 11. We do not assess this charge against assets held as collateral in the loaned portion of the Guaranteed Interest Account.

(2) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy for a loan during the first policy year is 0%, since we credit the loaned portion of the Guaranteed Interest Account at the same rate we charge for the policy loan (6%). In all other policy years the net cost to the policy value is 2% (we charge 8% and credit 6%).

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                             Minimum                     Maximum

Total Annual Fund Operating
Expenses(1) (expenses that are
deducted from a fund's assets,                0.32%          -            5.48%
including management fees,
distribution and/or
12b-1 fees, and other
expenses)

(1) The total and net fund operating expenses for each available investment portfolio are given in the following tables.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

------------------------------------------------------------------------------------------------------------------------------
                                                                       Rule
                                                      Investment       12b-1       Other Operating       Total Annual Fund
                     Series                         Management Fee     Fees           Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A            0.30%(5)                 1.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%           N/A            2.58%(3)                 3.43%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A            0.28%(2)                 0.73%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A            2.91%(3)                 3.76%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A            0.37%(4)                 1.12%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A            0.10%(3)                 0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A            1.32%(4)                 2.22%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%           N/A            0.16%(3)                 0.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A            0.19%(3)                 0.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%           N/A            0.31%(3)                 1.01%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%           N/A            0.54%(3)                 1.34%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A           13.62%(1)                14.32%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A           21.70%(1)                22.60%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select (6)          0.90%           N/A            9.36%(1)                10.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A            5.26%(1)                 6.16%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A            7.34%(1)                 8.14%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A            6.28%(1)                 7.03%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A            8.51%(1)                 9.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A            9.20%(1)                10.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      0.75%           N/A            0.23%(3)                 0.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%           N/A            4.73%(3)                 5.48%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%           N/A            1.84%(3)                 2.59%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%           N/A            0.76%(3)                 1.11%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A            2.37%(3)                 2.72%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%           N/A            0.25%(3)                 0.95%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A            0.12%(3)                 0.70%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%           N/A            1.67%(3)                 2.57%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A            0.35%(3)                 1.40%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A            0.59%(3)                 1.64%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A            0.34%(4)                 1.14%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%           N/A            0.25%(4)                 1.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%           N/A            8.48%(1)                 9.33%(7)
------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                     Net Annual                                                      Net Annual
                                                     ----------                                                      ----------
                                     Reimbursements     Fund                                        Reimbursements      Fund
                                     --------------     -----                                       --------------      ----
Series                                 & Waivers      Expenses    Series                               & Waivers      Expenses
------                                 ---------      --------    ------                               ---------      --------
Phoenix-AIM Mid-Cap Equity              (2.33%)         1.10%     Phoenix-Lazard U.S. Multi-Cap         (7.19%)         0.95%
Phoenix-Alliance/Bernstein Enhanced                               Phoenix-Lord Abbett Bond-Debenture    (6.13%)         0.90%
Index                                   (0.08%)         0.65%     Phoenix-Lord Abbett Large-Cap Value   (8.36%)         0.90%
Phoenix-Alliance/Bernstein Growth +                               Phoenix-Lord Abbett Mid-Cap Value     (9.05%)         1.00%
Value                                   (2.66%)         1.10%     Phoenix-MFS Investors Trust           (4.48%)         1.00%
Phoenix-Duff & Phelps Real Estate                                 Phoenix-MFS Value                     (1.59%)         1.00%
Securities                              (0.02%)         1.10%     Phoenix-Northern Dow 30               (0.51%)         0.60%
Phoenix-Engemann Small & Mid-Cap                                  Phoenix-Northern Nasdaq-100 Index(R)  (2.12%)         0.60%
Growth                                  (0.97%)         1.25%     Phoenix-Sanford Bernstein Global
Phoenix-Hollister Value Equity          (0.06%)         0.95%     Value                                 (1.42%)         1.15%
Phoenix-Janus Flexible Income           (0.29%)         1.05%     Phoenix-Sanford Bernstein Mid-Cap
Phoenix-Kayne Large-Cap Core           (13.47%)         0.85%     Value                                 (0.10%)         1.30%
Phoenix-Kayne Small-Cap Quality Value  (21.55%)         1.05%     Phoenix-Sanford Bernstein
Phoenix-Lazard International Equity                               Small-Cap Value                       (0.34%)         1.30%
Select                                  (9.21%)         1.05%     Phoenix-State Street Research
Phoenix-Lazard Small-Cap Value          (5.11%)         1.05%     Small-Cap Growth                      (8.33%)         1.00%

 (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Net Annual
                                                                 Rule                                              Fund Expenses
                                                  Investment   12b-1 or      Other                                     After
                                                  Management    Service    Operating  Total Annual  Reimbursements Reimbursements
                     Series                          Fee         Fees      Expenses   Fund Expenses   & Waivers      & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%       N/A         0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%       N/A         0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%       N/A         0.11%        0.96%         (0.00%)        0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      0.25%(1)     0.12%        0.97%          ----          ----(9)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary         0.60%      0.25%(1)     0.17%        1.02%          ----          ----(9)
Shares
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%      0.10%        0.10%        0.78%          ----          ----(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%      0.10%        0.12%        0.80%          ----          ----(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%      0.10%        0.09%        0.77%          ----          ----(9)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%(3)   0.25%        0.21%        1.06%         (0.01%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%      0.25%        0.33%        1.83%         (0.00%)        1.83%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70%(3)   0.25%        0.20%        1.15%         (0.02%)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.62%(3)   0.25%        0.21%        1.08%         (0.02%)        1.06%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%      0.25%        0.06%        1.12%         (0.00%)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%       N/A         0.47%        0.92%         (0.27%)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%       N/A         0.12%        0.32%         (0.02%)        0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%       N/A         0.49%        1.29%          ----          ----(9)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%       N/A         0.55%        1.55%         (0.10%)        1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%       N/A         0.23%        1.47%         (0.00%)        1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%       N/A         0.23%        1.18%         (0.00%)        1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%       N/A         0.11%        1.05%         (0.00%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1) The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund, .68% for the Templeton Foreign Securities Fund and .60% for the Templeton Global Asset Allocation Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.
(9) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                         Reimbursements &              Net Annual
   Series                                                    Waivers                  Fund Expenses
   ------                                                    -------                  -------------
   Federated Fund for U.S. Government Securities II         (0.25%)                       0.72%
   Federated High Income Bond Fund II - Primary             (0.25%)                       0.77%
   Shares
   VIP Contrafund(R) Portfolio                              (0.04%)                       0.74%
   VIP Growth Opportunities Portfolio                       (0.03%)                       0.77%
   VIP Growth Portfolio                                     (0.06%)                       0.71%
   Technology Portfolio                                     (0.14%)                       1.15%


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Phoenix Life Insurance Company is a New York stock life insurance company, and is a wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut and our statutory home office is at 10 Krey Boulevard in East Greenbush, New York. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our").

THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------

We established the Account as a separate account of Phoenix on June 17, 1985 in accordance with New York law. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC not supervise the Account's management, investment practices or policies, nor those of Phoenix.


The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Account invests.

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1)  the election of the fund's Trustees;

2)  the ratification of the independent accountants for the fund;

3)  approval or amendment of investment advisory agreements;

4)  a change in fundamental policies or restrictions of the series; and

5)  any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting VULA at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT
In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:     25% of the total value
[diamond] Second Year:    33% of remaining value
[diamond] Third Year:     50% of remaining value
[diamond] Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

PERIODIC CHARGES

DAILY CHARGES

[diamond] MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

          We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

          We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

          If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

--------------------------------------------------------------
                           MORTALITY & EXPENSE RISK CHARGES
                            AS AN ANNUALIZED PERCENTAGE OF
      POLICY YEAR                AVERAGE DAILY ASSETS
------------------------- ------------------------------------
          1-10                           0.80%
------------------------- ------------------------------------
      11 and after                       0.50%
--------------------------------------------------------------

[diamond] LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher beginning in the second policy year than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans.

--------------------------------------------------------------
                                          RATE WE CREDIT THE
                                          LOANED PORTION OF
                    LOAN INTEREST RATE      THE GUARANTEED
  POLICY YEARS:          CHARGED          INTEREST ACCOUNT
------------------ -------------------- ----------------------
        1                  6%                    6%
------------------ -------------------- ----------------------
       2+                  8%                    6%
--------------------------------------------------------------

[diamond] FUND CHARGES. As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

          These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from the subaccounts and the non-loaned portion of the Guaranteed Interest Account according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured persons' gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 125% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

[diamond] PREMIUM TAX CHARGE. We deduct this charge to compensate Phoenix for federal deferred acquisition cost ("DAC" tax) we incur under Internal Revenue Code Section 848. We incur this cost up front, but deduct the charge over the first 10 policy years at an annual rate of 0.40% of policy value. The charge is deducted from your policy value once per month during the first 10 policy years.

[diamond] COST OF OPTIONAL INSURANCE BENEFITS. The Phoenix Edge(R) - SPVL policy has two riders available at no additional charge: These options are available only if approved in your state.


          o Living Benefits Rider. In the event the person insured by the policy becomes terminally ill, you may exercise the Living Benefits Options in order to receive up to 75% of the policy's death benefit, up to a maximum of $250,000. The minimum face amount after exercise of this option must be $10,000.


          o Guaranteed Death Benefit Rider. This rider protects the value of the death benefit even if the policy value should fall to zero. It is in effect as long as there are no outstanding policy loans, and the person insured by the policy is below the age of 100.


CONDITIONAL CHARGES

We impose some other charges only if certain events occur:

[diamond] SURRENDER CHARGE. If you fully surrender your policy during the first
          9 policy years, a surrender charge of up to 9% of the single premium you paid will be deducted from your surrendered amount.

          We will also deduct the surrender charge from your policy value if you make a partial surrender in excess of your free allowable amount. The free allowable amount is the greater of your penalty free earnings (see below) and 10% of the single premium (which may have been reduced from the amount you paid by previous partial surrenders).

          The penalty free earnings portion of your policy is equal to your policy value less the amount of the single premium.

          If your withdrawal exceeds your penalty free earnings, we will reduce the amount of your single premium accordingly. Withdrawals in excess of your free allowable amount, including surrender charges on those withdrawals, will also reduce the amount of your single premium.

          We will automatically calculate the free allowable amount when you request a full or partial surrender.

          The surrender charge applies if you surrender the policy for its cash surrender value or allow the policy to lapse. The maximum surrender charges are illustrated in the following table.

          --------------------------------------------------------
                          SURRENDER CHARGE TABLE
          --------------------------------------------------------
              POLICY        SURRENDER CHARGE AS A PERCENTAGE OF
              YEARS               THE SINGLE PREMIUM PAID
                1                           9%
                2                           8%
                3                           7%
                4                           6%
                5                           5%
                6                           4%
                7                           3%
                8                           2%
                9                           1%
           10 and after                     0%

          The actual surrender charge you will pay can never be more than your policy value. We will never require you to make an additional payment in order to surrender your policy.

[diamond] TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts; however, we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

[diamond] OTHER TAX CHARGES. Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

CHARGE REDUCTIONS
We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.

THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy.

We will not issue a policy if person to be insured is 75 or older We will require that you provide evidence that the people to be insured are, in fact, insurable. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
Underwriting is generally on a simplified basis, meaning that if you answer a series of questions favorably, and if your age and single premium fall within limits, then the policy will be issued. No additional medical information or tests will be necessary.


In some instances, depending on how you answer these questions, you may be subject to additional underwriting. We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it. Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been returned during your "right to cancel" period.


ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person as long as you have an insurable interest in the person to be insured and that person's consent. The person to be insured must be at least 35 years old, but no older than 85.

PREMIUM PAYMENT
The minimum premium of $10,000 is due on the policy date, and the person to be insured must be living when at that time. You will have a limited ability to make additional premium payments. Any additional premium payments that we permit must be $100 or more. The minimum premium payment we will accept during a grace period is the amount needed to prevent policy lapse.


We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We will apply the premium among your chosen investment options by purchasing subaccount units at the subaccount unit values next calculation after we receive your payment.


We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.



PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.



ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.


Premium payments received during a grace period will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions.


POLICY REFUND
Should you exercise your right to cancel your policy, we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following:

1) the current policy value less any unpaid loans and loan interest as of the date we receive the returned policy; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.


We will refund the premium paid less any unpaid loans and loan interest, and also less any partial surrenders taken from the policy if your policy was issued with the Temporary Money Market Amendment.


We retain the right to decline to process the completed application for insurance during the 7 days after we receive it. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits under certain circumstances. We may also postpone subaccount transfers under any of the following circumstances:

o We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

o We may postpone payment whenever the New York Stock Exchange is closed other than for customary weekend and holiday closings or trading on the New York Stock Exchange is restricted; or

o When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.


Transfers also may be postponed under these circumstances.


OPTIONAL INSURANCE BENEFITS
The following riders are currently available (if approved in your state). We may make additional riders available in future.

[diamond] Guaranteed Death Benefit. This rider is automatically attached to all policies. It prevents the policy from lapse should the cash surrender value fall to zero. The monthly deduction is waived to the extent it cannot be paid from the policy's cash surrender value.

          This rider will not be in effect if you have an outstanding loan balance on the policy. The rider expires on the policy anniversary nearest the insured person's 100th birthday.


[diamond] Living Benefits. Under certain conditions, in the event that the person insured is diagnosed with a terminal illness, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. We do not charge for this rider.

PARTIAL SURRENDER: EFFECT ON DEATH BENEFIT
A partial surrender decreases the death benefit if it causes a decrease in the premium amount, and a corresponding decrease in the policy's face amount, which is based on the premium amount. We decrease the premium amount if a partial surrender exceeds the policy's penalty free earning during any policy year. (Penalty free earnings equal the policy value minus the single premium). A decrease in the death benefit could have tax consequences. See "Federal Income Tax Information."


INCREASES OR DECREASES IN FACE AMOUNT
Not allowed


PAYMENT OF PROCEEDS

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

The cash surrender value is the maximum payable for surrender.


DEATH BENEFIT
The death benefit is the policy's face amount, which is determined by the amount of the single premium, or the minimum death benefit, if greater. We will determine the minimum death benefit by increasing the policy value on the date of death using the applicable percentage as shown by a table in your policy. The applicable percentage will be based on the insured person's attained age at the beginning of the policy year in death occurs.


PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless you have waived that right. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an irrevocable election.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD

We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

[diamond] 10 years; or
[diamond] 20 years; or
[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as at least one insured person is living and the policy is in force. The amount available for surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request.

We generally pay a surrendered amount within 7 days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

FULL SURRENDERS
You may fully surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at VPMO.

PARTIAL SURRENDERS AND FREE WITHDRAWALS
You may obtain a partial surrender of the policy's cash surrender value as long as the person insured is living and the policy is in force. We require you to send us a written request and may also require you to return the policy before we make payment. A partial surrender will be effective on the date we receive your written request or on the date we receive the policy. You may receive surrender proceeds under any of our available payment options.

Once each policy year, you may withdraw an amount equal to the greater of either your penalty free earnings on the policy and 10% of the single premium (free allowable amount) without the imposition of a surrender charge.

The penalty free earnings portion of your policy is equal to your policy value less the amount of the single premium. We will reduce the single premium amount by any portion of a withdrawal that exceeds the policy's penalty free earnings. Reducing the single premium also reduces the policy's face amount and corresponding death benefit.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in how we deduct a partial surrender and any associated surrender charge from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy value by the partial surrender amount paid plus the surrender charge, if assessed.

TRANSFER OF POLICY VALUE


TRANSFERS

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by either writing to VPMO or calling VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at

VPMO. We will execute telephone transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.

TELEPHONE TRANSFERS
We will accept telephone instructions on your behalf from your registered representative. You must send us a written request if you do not want your registered representative to have this ability.


We will use reasonable procedures to confirm that telephone instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all telephone transfers. We may be liable for following unauthorized telephone instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that we reasonably believe to be genuine.


We may modify or terminate your telephone transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either

o the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

o   the transfer is part of a Systematic Transfer Program.


We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer would be less than $500.


You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

We reserve the right to limit the number of subaccounts you may invest in to a total of 18 at any one time or over the life of the policy. We may limit you to fewer than 18 if federal or state law requires us to do so.

We reserve the right to limit you to 12 transfers per year, exclusive of any transfers made as part of a Systematic Transfer Program.


Excessive transfers between subaccounts could adversely affect series performance. We therefore reserve the right to terminate your transfer privileges. We also reserve the right to reject any specific request that we feel is part of a market-timing pattern. We may reject requests for more than one exchange out of a subaccount within a 30-day period. We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.


If your policy is issued with a Temporary Money Market Allocation Amendment, you may not make any transfers until your right to cancel the policy expires.


SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond] $25 monthly         [diamond] $150 semiannually
[diamond] $75 quarterly       [diamond] $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO or by calling VULA (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO or by calling VULA (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


POLICY LOANS
You may generally borrow up to 90% of your policy's cash surrender value. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.

We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:

-----------------------------------------------------------------
                         INTEREST
                         CHARGED       INTEREST CREDITED   NET

policy year 1             6%                6%              0%
policy years 2+           8%                6%              2%
-----------------------------------------------------------------

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.


We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 6%. We transfer interest from the loaned portion of the Guaranteed Interest Account to the non-loaned portion of the Guaranteed Interest Account at the end of each policy year, or when you repay a loan.


You may repay a loan at any time as long as the policy is in force and the insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.


Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy value becomes insufficient to maintain the policy in force.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. The amount available for a full surrender is reduced by the amount of any outstanding loans and loan interest.


The proceeds of policy loans may be subject to federal income tax under some circumstances.


A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.


LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you withdraw earnings from the policy, take a partial surrender, or take a loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse. We guarantee the death benefit only if there are no outstanding loans.

If on any monthly calculation day, the policy value is less than the required monthly deduction, we will allow a grace period of 61 days for you to pay an amount equal to 3 times the required monthly deduction to keep the policy in force.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you a written notice at least 30 days before the policy will lapse.

The policy will continue in force during the grace period; however, we will not allow subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period first to pay any monthly deductions due during the grace period. We will apply any excess premium according to your allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately prior before grace period begins.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. Consult your income tax advisor for more thorough information on federal and state income taxes. We refer to Internal Revenue Code of 1986, as amended, as the "Code."

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS
The policy is a modified single premium variable life insurance policy, and as such, will be considered a modified endowment contract for federal income tax purposes (except for certain policies resulting from an exchange under Code
Section 1035). You will be taxed on loans and payments from a modified endowment contract on the portion considered to be income, that is, gain in contract value.


GENERAL
A policy will be considered a modified endowment contract if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount that requires 7 equal annual premiums to be "fully paid-up," thereafter providing a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.


Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER
You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax."

PARTIAL SURRENDER
Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. Loans are fully taxable to the extent of income in the policy for modified endowment contracts, and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the person insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Universal Life Account (The Phoenix Edge(R) - SPVL) at December 31, 2002 and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page 1. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT TYPE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Investment Type
                                              --------------------------------------------------------------------------------------

                                                           Domestic   Domestic   Domestic    Growth          International    Money
             Series                                 Bond    Blend      Growth     Value     & Income   Index    Growth        Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                                  |X|
Phoenix-AIM Mid-Cap Equity                                   |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                               |X|
Phoenix-Alliance/Bernstein Growth + Value                               |X|        |X|
Phoenix-Duff & Phelps Real Estate Securities                                                  |X|
Phoenix-Engemann Capital Growth                                         |X|
Phoenix-Engemann Small & Mid-Cap Growth                                 |X|
Phoenix-Goodwin Money Market                                                                                                   |X|
Phoenix-Goodwin Multi-Sector Fixed Income           |X|
Phoenix-Hollister Value Equity                                                     |X|
Phoenix-Janus Flexible Income                       |X|
Phoenix-Kayne Large-Cap Core                                 |X|
Phoenix-Kayne Small-Cap Quality Value                                              |X|
Phoenix-Lazard International Equity Select                                                                      |X|
Phoenix-Lazard Small-Cap Value                                                     |X|
Phoenix-Lazard U.S. Multi-Cap                                                      |X|
Phoenix-Lord Abbett Bond-Debenture                  |X|
Phoenix-Lord Abbett Large-Cap Value                                                |X|
Phoenix-Lord Abbett Mid-Cap Value                                                  |X|
Phoenix-MFS Investors Growth Stock                                      |X|
Phoenix-MFS Investors Trust                                                                   |X|
Phoenix-MFS Value                                                                  |X|
Phoenix-Northern Dow 30                                                                                 |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                    |X|
Phoenix-Oakhurst Growth and Income                                                            |X|
Phoenix-Oakhurst Strategic Allocation                                                         |X|
Phoenix-Sanford Bernstein Global Value                                                                          |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                            |X|
Phoenix-Sanford Bernstein Small-Cap Value                                          |X|
Phoenix-Seneca Mid-Cap Growth                                           |X|
Phoenix-Seneca Strategic Theme                                          |X|
Phoenix-State Street Research Small-Cap Growth                          |X|
AIM V.I. Capital Appreciation Fund                                      |X|
AIM V.I. Premier Equity Fund                                 |X|
Alger American Leveraged AllCap Portfolio                               |X|
Federated Fund for U.S. Government Securities II    |X|
Federated High Income Bond Fund II                  |X|
VIP Contrafund(R) Portfolio                                             |X|
VIP Growth Opportunities Portfolio                                      |X|
VIP Growth Portfolio                                                    |X|
Mutual Shares Securities Fund                                                                 |X|
Templeton Developing Markets Securities Fund                                                                    |X|
Templeton Foreign Securities Fund                                                                               |X|
Templeton Global Asset Allocation Fund                                                                          |X|
Templeton Growth Securities Fund                                                                                |X|
Scudder VIT EAFE(R) Equity Index Fund                                                                   |X|
Scudder VIT Equity 500 Index Fund                                                                       |X|
Technology Portfolio                                                    |X|
Wanger Foreign Forty                                                                                            |X|
Wanger International Small Cap                                                                                  |X|
Wanger Twenty                                                           |X|
Wanger U.S. Smaller Companies                                           |X|
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                                ------------------------------------------------------------------------------------
                 Series

                                                                           Duff &
                                                    Phoenix    Phoenix     Phelps                 Fred        Deutsche     Federated
                                                   Investment  Variable  Investment    AIM        Alger        Asset      Investment
                                                    Counsel,   Advisors, Management  Advisors,  Management,  Management,  Management
                                                      Inc.       Inc.        Co.       Inc.        Inc.         Inc.       Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                       |X|
Phoenix-AIM Mid-Cap Equity                                       |X|
Phoenix-Alliance/Bernstein Enhanced Index                        |X|
Phoenix-Alliance/Bernstein Growth + Value                        |X|
Phoenix-Duff & Phelps Real Estate Securities                                |X|
Phoenix-Engemann Capital Growth                      |X|
Phoenix-Engemann Small & Mid-Cap Growth              |X|
Phoenix-Goodwin Money Market                         |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|
Phoenix-Hollister Value Equity                       |X|
Phoenix-Janus Flexible Income                                    |X|
Phoenix-Kayne Large-Cap Core                         |X|
Phoenix-Kayne Small-Cap Quality Value                |X|
Phoenix-Lazard International Equity Select                       |X|
Phoenix-Lazard Small-Cap Value                                   |X|
Phoenix-Lazard U.S. Multi-Cap                                    |X|
Phoenix-Lord Abbett Bond-Debenture                               |X|
Phoenix-Lord Abbett Large-Cap Value                              |X|
Phoenix-Lord Abbett Mid-Cap Value                                |X|
Phoenix-MFS Investors Growth Stock                               |X|
Phoenix-MFS Investors Trust                                      |X|
Phoenix-MFS Value                                                |X|
Phoenix-Northern Dow 30                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
Phoenix-Oakhurst Growth and Income                   |X|
Phoenix-Oakhurst Strategic Allocation                |X|
Phoenix-Sanford Bernstein Global Value                           |X|
Phoenix-Sanford Bernstein Mid-Cap Value                          |X|
Phoenix-Sanford Bernstein Small-Cap Value                        |X|
Phoenix-Seneca Mid-Cap Growth                        |X|
Phoenix-Seneca Strategic Theme                       |X|
Phoenix-State Street Research Small-Cap Growth                   |X|
AIM V.I. Capital Appreciation Fund                                                     |X|
AIM V.I. Premier Equity Fund                                                           |X|
Alger American Leveraged AllCap Portfolio                                                          |X|
Federated Fund for U.S. Government Securities II                                                                             |X|
Federated High Income Bond Fund II                                                                                           |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                                                                           |X|
Scudder VIT Equity 500 Index Fund                                                                               |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                                ------------------------------------------------------------------------------------
                                                    Fidelity              Morgan
                                                   Management  Franklin   Stanley    Templeton  Templeton     Templeton   Wanger
                                                      and       Mutual   Investment   Asset      Global      Investment    Asset
                                                    Research   Advisers, Management  Management, Advisors     Counsel,   Management,
               Series                               Company      LLC        Inc.       Ltd.      Limited        Inc.        L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                          |X|
VIP Growth Opportunities Portfolio                   |X|
VIP Growth Portfolio                                 |X|
Mutual Shares Securities Fund                                    |X|
Templeton Developing Markets Securities Fund                                           |X|
Templeton Foreign Securities Fund                                                                               |X|
Templeton Global Asset Allocation Fund                                                                          |X|
Templeton Growth Securities Fund                                                                   |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                        |X|
Wanger Foreign Forty                                                                                                        |X|
Wanger International Small Cap                                                                                              |X|
Wanger Twenty                                                                                                               |X|
Wanger U.S. Smaller Companies                                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                    Kayne
                                                                                                   Anderson
                                                Aberdeen       AIM       Alliance       Janus      Rudnick       Lazard      Lord,
                                                  Fund        Capital     Capital      Capital    Investment     Asset      Abbett
                                                 Managers,  Management,  Management,  Management  Management,  Management   & Co.
                Series                             Inc.        Inc.         L.P.         LLC         LLC          LLC        LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                     |X|
Phoenix-AIM Mid-Cap Equity                                     |X|
Phoenix-Alliance/Bernstein Enhanced Index                                   |X|
Phoenix-Alliance/Bernstein Growth + Value                                   |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                            |X|
Phoenix-Kayne Large-Cap Core                                                                         |X|
Phoenix-Kayne Small-Cap Quality Value                                                                |X|
Phoenix-Lazard International Equity Select                                                                        |X|
Phoenix-Lazard Small-Cap Value                                                                                    |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                     |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                           |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                          |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                            |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                      |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                     |X|
Phoenix-Sanford Bernstein Small-Cap Value                                   |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                      State
                                                              Northern      Roger       Seneca        Street
                                                   MFS         Trust      Engemann &    Capital     Research &
                                                Investment  Investments,  Associates,  Management,  Management
                Series                          Management     Inc.         Inc.         LLC         Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                             |X|
Phoenix-Engemann Small & Mid-Cap Growth                                     |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock                 |X|
Phoenix-MFS Investors Trust                        |X|
Phoenix-MFS Value                                  |X|
Phoenix-Northern Dow 30                                        |X|
Phoenix-Northern Nasdaq-100 Index(R)                           |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                            |X|
Phoenix-Seneca Strategic Theme                                                           |X|
Phoenix-State Street Research Small-Cap Growth                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------

Additional information about The Phoenix Edge(R) - SPVL (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.


The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.



Phoenix Life Insurance Company



www.phoenixwm.com

V610


Investment Company Act File No. 811-04721



[logo] PHOENIX WEALTH MANAGEMENT(R)






L0209PR (C) Phoenix Life Insurance Company           [logo] Printed on recycled paper.
       5-03


                                     PART B

===============================================================================
                                                          THE PHOENIX EDGE(R)
===============================================================================
                                                                     [VERSION A]


          PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT')
              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")

STATEMENT OF ADDITIONAL INFORMATION ("SAI")                         MAY 1, 2003
                                  ____________

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

This SAI is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2003. You may obtain a copy of the prospectus without charge by contacting Phoenix at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.

                                  ____________


                                                    TABLE OF CONTENTS
                                                                                                                   PAGE
                                                                                                                   ----
PhoenixLife Insurance Company .................................................................................      2
The Account ...................................................................................................      2
The Policy ....................................................................................................      3
Underwriter ...................................................................................................      3
Performance History ...........................................................................................      3
Additional Information about Charges ..........................................................................      6
Federal Income Tax Considerations .............................................................................      7
Voting Rights..................................................................................................     10
Safekeeping of the Account's Assets ...........................................................................     10
Sales of Policies .............................................................................................     10
State Regulation...............................................................................................     10
Reports .......................................................................................................     10
Experts .......................................................................................................     10
Separate Account Financial Statements ..........................................................................   SA-1
Company Financial Statements ...................................................................................    F-1


IF YOU HAVE ANY QUESTIONS,    [GRAPHIC OF LETTER BOX]  PHOENIX VARIABLE
PLEASE CONTACT US AT:                                  PRODUCTS MAIL OPERATIONS
                                                       ("VPMO")
                                                       PO Box 8027
                                                       Boston, Massachusetts
                                                       02266-8027

                              [GRAPHIC OF TELEPHONE]   VARIABLE AND UNIVERSAL
                                                       LIFE ADMINISTRATION
                                                       ("VULA")
                                                       Tel. 800/541-0171

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

     On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

THE ACCOUNT
--------------------------------------------------------------------------------

Phoenix established the Account as a separate account under New York insurance law on June 17, 1985. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

New York law requires all income, gains or losses of the Account be credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Account.

REINVESTMENT AND REDEMPTION

All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS

We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES

We establish the unit value of each subaccount of the Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined as described below.

DETERMINATION OF UNIT VALUES

We establish the unit value of each subaccount on the first valuation date of that subaccount. The value of one unit was set at $1.0000 on the date that assets were first allocated to that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just-prior valuation date by the net investment factor for that subaccount for the then-current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. The unit value of each subaccount on a valuation date is determined at the end of that day.

NET INVESTMENT FACTOR

The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, excluding any transactions, of the subaccount for such valuation period is computed, (b) the result from (a) is then adjusted by the sum of the charges and credits for any applicable income taxes, and (c) the result from (b) is divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT

The policy and attached copy of the application are the entire contract.
Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE

We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY

We may not contest this policy or any attached rider after it has been in force for 2 years provided the person insured is alive during that time.

MISSTATEMENTS

If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS

Policies issued on or after June 25, 2001 are not eligible to share in Phoenix's profits or surplus earnings.

Owners of policies issued before June 25, 2001 may share in Phoenix's divisible surplus to the extent decided annually by the Phoenix Board of Directors. We do not expect that the Board will authorize such payments since you will be participating directly in the Account's investment results.

UNDERWRITER
--------------------------------------------------------------------------------

PEPCO, an affiliate of Phoenix, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. Phoenix directly bears all underwriting commission costs.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

These rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-d ay "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:

The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2002:

Value of  hypothetical pre-existing account with exactly one
      unit at the beginning of  the period:................................................   $1.000000
Value of  the same account (excluding capital changes) at the
      end of the 7-day period: ............................................................   $1.000203
Calculation:
      Ending account value.................................................................   $1.000203
      Less beginning account value.........................................................   $1.000000
      Net change in account value .........................................................   $0.000203
Base period return:
      (adjusted change/beginning account value)............................................   $0.000203
Current annual yield = return x (365/7) =..................................................        1.06%
Effective annual yield = [(1 + return)(365/7)] - 1 =.......................................        1.06%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

----------------------------------------------------------------------------------------------------------------------------------
                                         AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
                              SERIES                     INCEPTION DATE       1 YEAR      5 YEARS      10 YEARS   SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                        5/1/1990        -14.81%      -2.03%         6.19%           4.50%
Phoenix-AIM Mid-Cap Equity Series                          10/29/2001        -10.89%                                    -4.33%
Phoenix-Alliance/Bernstein Enhanced Index Series            7/14/1997        -23.68%      -1.41%                        -0.26%
Phoenix-Alliance/Bernstein Growth + Value Series           10/29/2001        -25.07%                                   -17.15%
Phoenix-Duff & Phelps Real Estate Securities Series          5/1/1995         12.08%       5.23%                        12.51%
Phoenix-Engemann Capital Growth Series                     12/31/1982        -24.81%      -7.37%         3.99%          11.46%
Phoenix-Engemann Small & Mid-Cap Growth Series              8/15/2000        -28.80%                                   -29.03%
Phoenix-Goodwin Money Market Series                         10/8/1982          1.42%       4.23%         4.38%           5.87%
Phoenix-Goodwin Multi-Sector Fixed Income Series           12/31/1982         10.00%       4.66%         7.82%           9.40%
Phoenix-Hollister Value Equity Series                        3/2/1998        -21.93%                                     3.23%
Phoenix-Janus Flexible Income Ser ies                      12/15/1999         10.62%                                     7.96%
Phoenix-Kayne Large-Cap Core Series                         8/12/2002                                                   -3.45%
Phoenix-Kayne Small-Cap Quality Value Series                8/12/2002                                                    1.00%
Phoenix-Lazard International Equity Select Series           8/12/2002                                                   -4.22%
Phoenix-Lazard Small-Cap Value Series                       8/12/2002                                                   -2.12%
Phoenix-Lazard U.S. Multi-Cap Series                        8/12/2002                                                    0.50%
Phoenix-Lord Abbett Bond-Debenture Series                   8/12/2002                                                    6.36%
Phoenix-Lord Abbett Large-Cap Value Series                  8/12/2002                                                   -0.76%
Phoenix-Lord Abbett Mid-Cap Value Series                    8/12/2002                                                    0.04%
Phoenix-MFS Investors Growth Stock Series                  12/15/1999        -28.84%                                   -19.81%
Phoenix-MFS Investors Trust Series                         10/29/2001        -20.79%                                   -15.07%
Phoenix-MFS Value Series                                   10/29/2001        -13.84%                                    -7.65%
Phoenix-Northern Dow 30 Series                             12/15/1999        -15.50%                                    -8.25%
Phoenix-Northern Nasdaq-100 Index(R) Series                 8/15/2000        -37.58%                                   -42.87%
Phoenix-Oakhurst Growth & Income Series                      3/2/1998        -22.51%                                    -1.34%
Phoenix-Oakhurst Strategic Allocation Series                9/17/1984        -11.58%       4.02%         7.57%          10.60%
Phoenix-Sanford Bernstein Global Value Series              11/20/2000        -14.47%                                    -8.36%
Phoenix-Sanford Bernstein Mid-Cap Value Series               3/2/1998         -8.55%                                     0.92%
Phoenix-Sanford Bernstein Small-Cap Value Series           11/20/2000         -8.54%                                     5.82%
Phoenix-Seneca Mid-Cap Growth Series                         3/2/1998        -32.50%                                     0.36%
Phoenix-Seneca Strategic Theme Series                       1/29/1996        -34.98%      -1.27%                         2.83%
Phoenix-State Street Research Small-Cap Growth Series       8/12/2002                                                    0.85%
AIM V.I. Capital Appreciation Fund                           5/5/1993        -24.36%      -2.26%                         7.32%
AIM V.I. Premier Equity Fund                                 5/5/1993        -30.26%      -2.19%                         7.84%
Alger American Leveraged AllCap Portfolio                   1/25/1995        -33.91%       3.25%                        13.56%
Federated Fund For U.S. Government Securities II            3/28/1994          9.05%       6.75%                         6.60%
Federated High Income Bond Fund II                           3/1/1994          1.39%      -0.35%                         4.56%
VIP Contrafund (R) Portfolio                                11/3/1997         -9.42%       3.62%                         3.44%
VIP Growth Opportunities Portfolio                          11/3/1997        -21.92%      -6.42%                        -5.48%
VIP Growth Portfolio                                        11/3/1997        -30.20%      -0.46%                        -0.36%
Mutual Shares Securities Fund                               11/8/1996        -11.81%       3.92%                         6.50%
Templeton Developing Markets Securities Fund                9/27/1996         -0.15%      -5.47%                        -9.38%
Templeton Foreign Securities Fund                           5/11/1992        -18.56%      -2.14%         7.65%           6.51%
Templeton Global Asset Allocation Fund                     11/28/1988         -4.39%       2.30%         8.59%           8.74%
Templeton Growth Securities Fund                            3/15/1994        -18.49%       1.41%                         6.21%
Scudder VIT EAFE(R) Equity Index Fund                       8/22/1997        -21.60%      -5.25%                        -6.10%
Scudder VIT Equity 500 Index Fund                           10/1/1997        -22.31%      -0.83%                        -0.43%
Technology Portfolio                                       11/30/1999        -48.97%                                   -36.42%
Wanger Foreign Forty                                         2/1/1999        -15.29%                                     3.07%
Wanger International Small Cap                               5/1/1995        -13.83%       5.22%                        11.20%
Wanger Twenty                                                2/1/1999         -7.62%                                    10.57%
Wanger U.S. Smaller Companies                                5/1/1995        -16.81%       2.96%                        13.02%
----------------------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

          The Dow Jones Industrial Average(SM)
          First Boston High Yield Index
          Salomon Brothers Corporate Index
          Salomon Brothers Government Bond Index
          The Standard & Poor's 500 Index (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

          Lipper Analytical Services
          Morningstar, Inc.
          Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

          Barron's
          Business Week
          Changing Times
          Forbes
          Fortune
          Consumer Reports
          Investor's Business Daily
          Financial Planning
          Financial Services Weekly
          Money
          The New York Times
          Personal Investor
          Registered Representative
          U.S. News and World Report
          The Wall Street Journal

The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM) .

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

COST OF INSURANCE CHARGE

We deduct a charge to cover the cost of insurance coverage on each monthly calculation day. The maximum charge is based on the age, gender and risk classification of the person insured under the policy and the policy year in which the charge is deducted.

To determine the maximum monthly cost of insurance, we multiply the appropriate cost of insurance rate as shown in your policy, by the difference between your policy's death benefit and the policy value. Any change in the cost of insurance rates will apply to all persons of the same age, gender and risk class whose policies have been in force for the same length of time.

MORTALITY AND EXPENSE RISK CHARGE

We make a daily charge for the mortality and expense risks we assume. This charge is deducted from the value of each subaccount's assets attributable to the policies.

The mortality risk we assume is that the group of lives we insure under our policies may, on average, live for a shorter period of time than we estimated.

The expense risk we assume is that our cost of issuing and administering the policies may be more than we estimated. If all the money we collect from this charge is not required to cover the cost of death benefits and other expenses, it will be a gain to us. If the money we collect is not enough to cover our costs, we will still provide for death benefits and expenses.


We do not assess this charge against assets held in the Guaranteed Interest Account.


PREMIUM TAX CHARGES

States assess premium taxes at various rates, ranging from 0% to 3.5%. The deferred acquisition cost ("DAC" tax) is associated with our federal tax liability under Internal Revenue Code Section

848. We pay the cost up front and recoup the cost over the first 10 policy years. We include this charge as part of the Acquisition Expense.


ADMINISTRATIVE CHARGES

These charges help us with the expenses we incur in administering the policy. This includes the cost of daily administration of services such as billing and collections, monthly processing, updating daily values and communicating with policyholders.


These charges are included as part of the "Administration Charge" which, in turn, is incorporated into the "Acquisition Expense."

SALES CHARGES

This charge is assessed on the initial premium in order to compensate the Company for expenses associated with selling and advertising the policy. This charge is included as part of your policies "Acquisition Expense."

PARTIAL SURRENDER FEE

Phoenix deducts a charge in addition to the partial surrender amount equal to 2% of the amount withdrawn up to a maximum of $25 for each partial surrender.

OTHER CHARGES


LOAN INTEREST RATE CHARGED

This charge reimburses us for expenses we incur in administering your loan. This rate varies by policy year and may also vary depending on your state of residence.

CHARGES FOR FEDERAL INCOME TAXES

We currently do not charge the Account for federal income taxes attributable to it. In the future, we may charge to cover these taxes or any other tax liability of the Account.

FUND CHARGES

As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each fund series. The fund prospectuses contain detailed information about fund charges, and may be obtained without charge by contacting VULA at the telephone number given on page 1.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION

The ultimate effect of federal income taxes on values under the Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. This discussion is general in nature and is not intended as income tax advice. For complete information on federal and state income tax considerations, a qualified income tax advisor should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other income tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

PHOENIX'S INCOME TAX STATUS

We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, neither the Account nor the Guaranteed Interest Account is a separate entity from Phoenix.

Investment income and realized capital gains on the assets of the Account are automatically reinvested in the Account and affect the Account's value. We do not pay taxes on the dividends and realized capital gains of the Account. Due to our income tax status under current provisions of the Code, we make no charge to the Account for our federal income taxes attributable to the Account. We reserve the right to make a deduction for taxes under the following circumstances:

 o We determine that our federal income tax treatment differs from what we currently believe it to be;

 o A changes occur that affect the income tax treatment of our variable life insurance contracts; or

 o   A change occurs in our income tax status.

If we impose such a charge, it will equal the federal income taxes attributable to the investment results of the Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS

The policy should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. See the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER

Upon full surrender of a policy for its cash value, the excess of the total you receive including any outstanding loans, over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER

If the policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on "Modified Endowment Contracts" below.

If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered.

Consult with your income tax advisor before you make a partial withdrawal to determine the portion which could be subject to tax, and to determine the impact it might have under the new rules affecting modified endowment contracts.

LOANS

We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. Please see the discussion on modified endowment contracts and note that it is more likely than not that these policies will become modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult a tax advisor with respect to tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES

The Code may impose additional restrictions on a policy owned by a business or by a corporation. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL

Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums to be "fully paid-up," providing a level death benefit with no further premiums. A policy becomes a modified endowment contract, if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. We may return premiums with interest within 60 days of the end of the policy year, and if we do they will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS

If you reduce the death benefit during the first 7 policy years, the 7-pay test will be re-calculated. The new test will reflect the new death benefit (and face amount) for both your policy and the hypothetical policy. All premiums you paid will be taken into account.

DISTRIBUTIONS AFFECTED

If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which it failed the test and thereafter. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX

Taxable amounts from a modified endowment contract will be subject to an additional 10% excise tax, with certain exceptions. This additional tax may not apply:

>    on or after the taxpayer attains age 59 1/2;

> if payments are attributable to the taxpayer's disability (within the meaning of Code Section 72(m)(7)); or

> if payments are made as a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the taxpayer (or for the lives or life expectancies of the taxpayer and his beneficiary).

MATERIAL CHANGES

If a policy undergoes a "material change" it must be re-determined whether or not it meets the 7-pay test. A "material change" could include:

>    an increase in the death benefit;

>    an increase in or addition of a qualified additional benefit; or

> a reduction or elimination of any Additional Rider Benefit previously elected

The following are two exceptions that are not considered a material change as given above:

> An increase attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first 7 policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

> The death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment (subject to regulations) based on an established broad-based index specified in the policy. This does not constitute a material change if:

     o the cost-of-living determination period does not exceed the remaining premium payment period; and

     o the cost-of-living increase is funded ratably over the remaining premium payment period.

A reduction in the death benefit is not considered a material change unless premium payments are also reduced.

A material change may occur at any time during the life of the policy, and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS

All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts.

Consult an income tax advisor about the consequences of purchasing of multiple modified endowment contracts within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES

The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

DIVERSIFICATION STANDARDS

To comply with the Diversification Regulations under Code Section 817(h), each series of the fund is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series assets are invested so that no more than:

>    55% is in any 1 investment

>    70% is in any 2 investments

>    80% is in any 3 investments

>    90% is in any 4 investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account; therefore, each series or portfolio of a fund will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified in that there is no limit on the investment that may be made in U.S. Treasury securities. For the purpose of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

The U.S. Treasury announced that the Diversification Regulations do not provide guidance concerning how you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement would provide. It is possible that we may need to modify the policy to comply with such future U.S. Treasury announcements. Therefore, we reserve the right to modify the policy as necessary to prevent you from being considered the owner of the assets of the Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT

Changing the policy owner or the person insured or exchanging or assigning the policy may have tax consequences. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract without recognition of gain or loss, provided that no money or other property is received in the exchange, and that the same person is insured. An outstanding loan from the surrendered policy could be treated as the receipt of money on the exchange, resulting in possible tax consequences..

We recommend that you consult an income tax advisor before making such a change or exchange.

OTHER TAXES

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to such taxes.

WITHHOLDING

We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.


VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the funds' shares held by a subaccount at all regular and special shareholder meetings of the funds. Such voting will be according to your instructions to the extent required by law. However, we may elect to vote fund shares at our own discretion should the 1940 Act or any regulation thereunder be amended, or if its present interpretation should change allowing us to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. Fractional shares will be recognized.

We will vote the shares for which we receive no timely instructions in the same proportion as the shares for which we do receive votes. When we receive instructions to abstain from voting on any item, we reduce the number of votes cast on that item accordingly.

You will receive proxy materials, reports and other materials related to the funds.

We may disregard voting instructions when required by state insurance regulatory authorities, if the instructions could cause a change in the sub-classification or investment objective of a portfolio or to approve or disapprove an investment advisory contract. We may also disregard voting instructions that would make changes to a portfolio's investment policies or investment advisor that violate state law or regulations. We may disregard voting instructions that would result in an adverse effect on our General Account or result in overly speculative or unsound investments contrary to state law. Should we ever disregard voting instructions, we will promptly report it to policy owners along with the reasons for doing so.

SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.

SALES OF POLICIES
--------------------------------------------------------------------------------

Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("WSG"), a New York corporation incorporated on August 7, 1970. WSG is licensed to sell Phoenix Life insurance policies as well as annuity contracts and funds of companies affiliated with PHL Variable. WSG, a wholly owned Phoenix subsidiary, and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated December 31, 1996. PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly owned subsidiary of Phoenix. PEPCO is located at 56 Prospect Street in Hartford, Connecticut.

Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. PHL Variable will pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.

STATE REGULATION
--------------------------------------------------------------------------------

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------

We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

EXPERTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Variable Universal Life Account (The Phoenix Edge(R)) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December

31, 2002, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Matthew A. Swendiman, Counsel, and Brian Giantonio, Vice President, Tax and ERISA Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------
                                                     [LOGO OF PHOENIX] PHOENIX
                                                         WEALTH MANAGEMENT(R)

              THE
              PHOENIX
                 EDGE(R)

     V A R I A B L E  U N I V E R S A L  L I F E  A N N U A L  R E P O R T

                     PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                     DECEMBER 31, 2002

--------------------------------------------------------------------------------
L0132AR (C)2003 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                PHOENIX-               PHOENIX-
                                                ABERDEEN            ABERDEEN NEW            PHOENIX-AIM               PHOENIX-
                                              INTERNATIONAL             ASIA               MID-CAP EQUITY         DEUTSCHE DOW 30
                                               SUBACCOUNT            SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                             ---------------       ---------------         --------------         ----------------
ASSETS
   Investment at cost                        $       533,164       $         6,796          $       8,378          $        23,745
                                             ===============       ===============          =============          ===============
   Investment at market                      $       447,138       $         5,988          $       6,994          $        17,895
                                             ---------------       ---------------          -------------          ---------------
      Total assets                                   447,138                 5,988                  6,994                   17,895
LIABILITIES
   Accrued expenses                                      172                     2                      3                        7
                                             ---------------       ---------------          -------------          ---------------
NET ASSETS                                   $       446,966       $         5,986          $       6,991          $        17,888
                                             ===============       ===============          =============          ===============
Accumulation units outstanding                       273,747                 5,535                  7,407                   22,322
                                             ===============       ===============          =============          ===============
Unit value                                   $      1.632771       $      1.081430          $    0.943904          $      0.801367
                                             ===============       ===============          =============          ===============

                                                                                                                      PHOENIX-
                                              PHOENIX-DUFF &          PHOENIX-                PHOENIX-            GOODWIN MULTI-
                                                PHELPS REAL           ENGEMANN             GOODWIN MONEY           SECTOR FIXED
                                            ESTATE SECURITIES      CAPITAL GROWTH              MARKET                 INCOME
                                                SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                             ---------------       ---------------          -------------          ---------------
ASSETS
   Investment at cost                        $       117,897       $     4,240,408          $     456,534          $    12,664,578
                                             ===============       ===============          =============          ===============
   Investment at market                      $       135,775       $     3,438,371          $     456,534          $    12,364,900
                                             ---------------       ---------------          -------------          ---------------
      Total assets                                   135,775             3,438,371                456,534               12,364,900
LIABILITIES
   Accrued expenses                                       75                 1,504                    215                    5,372
                                             ---------------       ---------------          -------------          ---------------
NET ASSETS                                   $       135,700       $     3,436,867          $     456,319          $    12,359,528
                                             ===============       ===============          =============          ===============
Accumulation units outstanding                        67,854             1,191,460                218,241                3,929,370
                                             ===============       ===============          =============          ===============
Unit value                                   $      1.999864       $      2.884585          $    2.090894          $      3.145422
                                             ===============       ===============          =============          ===============

                                                                      PHOENIX-J.P.
                                            PHOENIX-HOLLISTER       MORGAN RESEARCH         PHOENIX-JANUS           PHOENIX-JANUS
                                               VALUE EQUITY         ENHANCED INDEX         FLEXIBLE INCOME             GROWTH
                                               SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                             ---------------        ---------------        ---------------         ---------------
ASSETS
   Investment at cost                        $       241,199       $       136,006          $      20,494          $       172,449
                                             ===============       ===============          =============          ===============
   Investment at market                      $       188,852       $       104,982          $      21,642          $        82,941
                                             ---------------       ---------------          -------------          ---------------
      Total assets                                   188,852               104,982                 21,642                   82,941
LIABILITIES
   Accrued expenses                                       81                    36                     11                       22
                                             ---------------       ---------------          -------------          ---------------
NET ASSETS                                   $       188,771       $       104,946          $      21,631          $        82,919
                                             ===============       ===============          =============          ===============
Accumulation units outstanding                       178,484               113,849                 18,646                  173,691
                                             ===============       ===============          =============          ===============
Unit value                                   $      1.064262       $      0.921800          $    1.160034          $      0.477392
                                             ===============       ===============          =============          ===============

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                             PHOENIX-
                                                                       PHOENIX-              OAKHURST             PHOENIX-SANFORD
                                                PHOENIX-MFS        OAKHURST GROWTH           STRATEGIC            BERNSTEIN MID-
                                              INVESTORS TRUST         AND INCOME             ALLOCATION              CAP VALUE
                                                SUBACCOUNT            SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                              ---------------      ---------------          -------------         ----------------
ASSETS
   Investment at cost                         $         8,389      $       114,174          $   5,832,513          $       302,643
                                              ===============      ===============          =============          ===============
   Investment at market                       $         6,950      $        94,872          $   5,796,618          $       268,332
                                              ---------------      ---------------          -------------          ---------------
      Total assets                                      6,950               94,872              5,796,618                  268,332
LIABILITIES
   Accrued expenses                                         2                   37                  2,581                      116
                                              ---------------      ---------------          -------------          ---------------
NET ASSETS                                    $         6,948      $        94,835          $   5,794,037          $       268,216
                                              ===============      ===============          =============          ===============
Accumulation units outstanding                          8,465              112,287              1,688,081                  239,327
                                              ===============      ===============          =============          ===============
Unit value                                    $      0.820858      $      0.844582          $    3.432321          $      1.120708
                                              ===============      ===============          =============          ===============

                                              PHOENIX-SANFORD                                                       PHOENIX-VAN
                                              BERNSTEIN SMALL-      PHOENIX-SENECA          PHOENIX-SENECA         KAMPEN FOCUS
                                                 CAP VALUE          MID-CAP GROWTH         STRATEGIC THEME             EQUITY
                                                 SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                              ----------------      --------------         --------------          ---------------
ASSETS
   Investment at cost                         $        68,999      $       104,807          $     292,530          $         2,928
                                              ===============      ===============          =============          ===============
   Investment at market                       $        53,495      $        48,021          $     181,215          $         1,723
                                              ---------------      ---------------          -------------          ---------------
      Total assets                                     53,495               48,021                181,215                    1,723
LIABILITIES
   Accrued expenses                                        19                    7                     39                        1
                                              ---------------      ---------------          -------------          ---------------
NET ASSETS                                    $        53,476      $        48,014          $     181,176          $         1,722
                                              ===============      ===============          =============          ===============
Accumulation units outstanding                         55,333               54,537                169,496                    2,956
                                              ===============      ===============          =============          ===============
Unit value                                    $      0.966433      $      0.880382          $    1.068910          $      0.582723
                                              ===============      ===============          =============          ===============

                                                                    FEDERATED FUND
                                                                       FOR U.S.             FEDERATED HIGH
                                              ALGER AMERICAN          GOVERNMENT             INCOME BOND
                                             LEVERAGED ALLCAP        SECURITIES II             FUND II            VIP CONTRAFUND(R)
                                                SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                             ----------------      ---------------         --------------         ----------------
ASSETS
   Investment at cost                         $        70,260      $    11,547,220          $      38,436          $       110,228
                                              ===============      ===============          =============          ===============
   Investment at market                       $        30,191      $    11,922,520          $      31,180          $       107,436
                                              ---------------      ---------------          -------------          ---------------
      Total assets                                     30,191           11,922,520                 31,180                  107,436
LIABILITIES
   Accrued expenses                                         9                5,274                     15                       53
                                              ---------------      ---------------          -------------          ---------------
NET ASSETS                                    $        30,182      $    11,917,246          $      31,165          $       107,383
                                              ===============      ===============          =============          ===============
Accumulation units outstanding                         70,482           10,509,295                 33,552                  130,260
                                              ===============      ===============          =============          ===============
Unit value                                    $      0.428225      $      1.133972          $    0.928882          $      0.824382
                                              ===============      ===============          =============          ===============

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                                     TEMPLETON
                                                                                                                    DEVELOPING
                                                VIP GROWTH                                  MUTUAL SHARES             MARKETS
                                               OPPORTUNITIES         VIP GROWTH               SECURITIES             SECURITIES
                                                SUBACCOUNT           SUBACCOUNT               SUBACCOUNT             SUBACCOUNT
                                              ---------------      ---------------          -------------          ---------------
ASSETS
   Investment at cost                         $         2,926      $     6,319,471          $      41,935          $         7,729
                                              ===============      ===============          =============          ===============
   Investment at market                       $         1,933      $     4,646,311          $      38,431          $         7,221
                                              ---------------      ---------------          -------------          ---------------
      Total assets                                      1,933            4,646,311                 38,431                    7,221
LIABILITIES
   Accrued expenses                                       -                  2,111                     17                      (18)
                                              ---------------      ---------------          -------------          ---------------
NET ASSETS                                    $         1,933      $     4,644,200          $      38,414          $         7,239
                                              ===============      ===============          =============          ===============
Accumulation units outstanding                          2,929            8,153,341                 37,794                    7,580
                                              ===============      ===============          =============          ===============
Unit value                                    $      0.660083      $      0.569607          $    1.016426          $      0.955047
                                              ===============      ===============          =============          ===============

                                                  TEMPLETON           TEMPLETON             SCUDDER VIT
                                                   FOREIGN             GROWTH              EAFE(R) EQUITY           SCUDDER VIT
                                                 SECURITIES          SECURITIES                INDEX              EQUITY 500 INDEX
                                                 SUBACCOUNT          SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                              ---------------      ---------------         --------------         ----------------
ASSETS
   Investment at cost                         $       101,884      $     5,275,952          $      62,720          $       127,477
                                              ===============      ===============          =============          ===============
   Investment at market                       $        52,782      $     4,248,622          $      49,320          $       124,561
                                              ---------------      ---------------          -------------          ---------------
      Total assets                                     52,782            4,248,622                 49,320                  124,561
LIABILITIES
   Accrued expenses                                        48                1,922                     19                       56
                                              ---------------      ---------------          -------------          ---------------
NET ASSETS                                    $        52,734      $     4,246,700          $      49,301          $       124,505
                                              ===============      ===============          =============          ===============
Accumulation units outstanding                         64,731            5,293,190                 70,770                  151,211
                                              ===============      ===============          =============          ===============
Unit value                                    $      0.814662      $      0.802295          $    0.696637          $      0.823382
                                              ===============      ===============          =============          ===============

                                                                                               WANGER
                                                                   WANGER FOREIGN           INTERNATIONAL
                                                 TECHNOLOGY            FORTY                  SMALL CAP            WANGER TWENTY
                                                 SUBACCOUNT          SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                              ---------------      ---------------          --------------         ---------------
ASSETS
   Investment at cost                         $       496,045      $         6,737          $     391,169          $        20,528
                                              ===============      ===============          =============          ===============
   Investment at market                       $        91,135      $         3,023          $     205,304          $        19,164
                                              ---------------      ---------------          -------------          ---------------
      Total assets                                     91,135                3,023                205,304                   19,164
LIABILITIES
   Accrued expenses                                         8                    1                     82                        8
                                              ---------------      ---------------          -------------          ---------------
NET ASSETS                                    $        91,127      $         3,022          $     205,222          $        19,156
                                              ===============      ===============          =============          ===============
Accumulation units outstanding                        448,732                6,146                162,228                   19,210
                                              ===============      ===============          =============          ===============
Unit value                                    $      0.203090      $      0.491750          $    1.265020          $      0.997231
                                              ===============      ===============          =============          ===============

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                                 WANGER U.S.
                                                  SMALLER
                                                 COMPANIES
                                                 SUBACCOUNT
                                              ---------------
ASSETS
   Investment at cost                         $       452,354
                                              ===============
   Investment at market                       $       446,554
                                              ---------------
      Total assets                                    446,554
LIABILITIES
   Accrued expenses                                       183
                                              ---------------
NET ASSETS                                    $       446,371
                                              ===============
Accumulation units outstanding                        300,738
                                              ===============
Unit value                                    $      1.484253
                                              ===============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                 PHOENIX-          PHOENIX-
                                                                 ABERDEEN        ABERDEEN NEW     PHOENIX-AIM         PHOENIX-
                                                              INTERNATIONAL          ASIA        MID-CAP EQUITY    DEUTSCHE DOW 30
                                                               SUBACCOUNT         SUBACCOUNT      SUBACCOUNT(4)      SUBACCOUNT
                                                            ---------------     ---------------  ---------------   ---------------
Investment income
   Distributions                                            $         5,526     $           155    $         -      $          248
Expenses
   Mortality, expense risk and administrative charges                 2,544                  16               22                99
                                                            ---------------     ---------------    -------------    --------------
Net investment income (loss)                                          2,982                 139              (22)              149
                                                            ---------------     ---------------    -------------    --------------
Net realized gain (loss) from share transactions                     (2,508)                 (5)              (2)              (56)
Net realized gain distribution from Fund                                -                   -                  8                40
Net unrealized appreciation (depreciation) on investment            (81,917)               (808)          (1,384)           (3,550)
                                                            ---------------     ---------------    -------------    --------------
Net gain (loss) on investment                                       (84,425)               (813)          (1,378)           (3,566)
Net increase (decrease) in net assets resulting from
   operations                                               $       (81,443)    $          (674)   $      (1,400)   $       (3,417)
                                                            ===============     ===============    =============    ==============

                                                                                                                       PHOENIX-
                                                              PHOENIX-DUFF &        PHOENIX-           PHOENIX-     GOODWIN MULTI-
                                                               PHELPS REAL         ENGEMANN        GOODWIN MONEY    SECTOR FIXED
                                                           ESTATE SECURITIES    CAPITAL GROWTH         MARKET           INCOME
                                                               SUBACCOUNT          SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                           -----------------    ---------------    -------------    --------------
Investment income
   Distributions                                            $         6,013     $           -      $       7,295    $      846,419
Expenses
   Mortality, expense risk and administrative charges                   812              35,491            2,595            53,509
                                                            ---------------     ---------------    -------------    --------------
Net investment income (loss)                                          5,201             (35,491)           4,700           792,910
                                                            ---------------     ---------------    -------------    --------------
Net realized gain (loss) from share transactions                      6,519          (4,777,271)             -               5,293
Net realized gain distribution from Fund                                748                 -                -                 -
Net unrealized appreciation (depreciation) on investment              5,622           2,332,403              -             183,989
                                                            ---------------     ---------------    -------------    --------------
Net gain (loss) on investment                                        12,889          (2,444,868)             -             189,282
Net increase (decrease) in net assets resulting from
   operations                                               $        18,090     $    (2,480,359)   $       4,700    $      982,192
                                                            ===============     ===============    =============    ==============

                                                                                  PHOENIX-J.P.
                                                           PHOENIX-HOLLISTER    MORGAN RESEARCH   PHOENIX-JANUS     PHOENIX-JANUS
                                                             VALUE EQUITY        ENHANCED INDEX  FLEXIBLE INCOME       GROWTH
                                                              SUBACCOUNT           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                           -----------------    ---------------  ---------------    --------------
Investment income
   Distributions                                            $         1,689     $         1,130    $         922    $          -
Expenses
   Mortality, expense risk and administrative charges                 1,983                 682              104               716
                                                            ---------------     ---------------    -------------    --------------
Net investment income (loss)                                           (294)                448              818              (716)
                                                            ---------------     ---------------    -------------    --------------
Net realized gain (loss) from share transactions                       (887)            (15,065)               4           (15,600)
Net realized gain distribution from Fund                                -                   -                 70               -
Net unrealized appreciation (depreciation) on investment            (37,738)            (18,945)           1,100           (35,394)
                                                            ---------------     ---------------    -------------    --------------
Net gain (loss) on investment                                       (38,625)            (34,010)           1,174           (50,994)
Net increase (decrease) in net assets resulting from
   operations                                               $       (38,919)    $       (33,562)   $       1,992    $      (51,710)
                                                            ===============     ===============    =============    ==============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                     PHOENIX-
                                                                                   PHOENIX-          OAKHURST     PHOENIX-SANFORD
                                                             PHOENIX-MFS       OAKHURST GROWTH       STRATEGIC     BERNSTEIN MID-
                                                           INVESTORS TRUST       AND INCOME         ALLOCATION       CAP VALUE
                                                             SUBACCOUNT(4)        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                           ----------------     ---------------    -------------  ----------------
Investment income
   Distributions                                            $            35     $           790    $     173,195    $        2,281
Expenses
   Mortality, expense risk and administrative charges                    22                 429           40,206             1,084
                                                            ---------------     ---------------    -------------    --------------
Net investment income (loss)                                             13                 361          132,989             1,197
                                                            ---------------     ---------------    -------------    --------------
Net realized gain (loss) from share transactions                         (1)               (604)        (425,892)           (7,846)
Net realized gain distribution from Fund                                 11                 -                -              20,721
Net unrealized appreciation (depreciation) on investment             (1,439)            (22,204)        (997,119)          (51,815)
                                                            ---------------     ---------------    -------------    --------------
Net gain (loss) on investment                                        (1,429)            (22,808)      (1,423,011)          (38,940)
Net increase (decrease) in net assets resulting from
   operations                                               $        (1,416)    $       (22,447)   $  (1,290,022)   $      (37,743)
                                                            ===============     ===============    =============    ==============

                                                            PHOENIX-SANFORD                                           PHOENIX-VAN
                                                            BERNSTEIN SMALL-    PHOENIX-SENECA     PHOENIX-SENECA     KAMPEN FOCUS
                                                               CAP VALUE        MID-CAP GROWTH    STRATEGIC THEME       EQUITY
                                                             SUBACCOUNT(1)        SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                                            ----------------    ---------------   ----------------  ---------------
Investment income
   Distributions                                            $           276     $           -      $         -      $          -
Expenses
   Mortality, expense risk and administrative charges                   189                 396            1,301                10
                                                            ---------------     ---------------    -------------    --------------
Net investment income (loss)                                             87                (396)          (1,301)              (10)
                                                            ---------------     ---------------    -------------    --------------
Net realized gain (loss) from share transactions                     (2,033)            (30,875)         (75,960)              (50)
Net realized gain distribution from Fund                              2,396                 -                -                 -
Net unrealized appreciation (depreciation) on investment            (15,504)             (3,039)         (40,497)             (691)
                                                            ---------------     ---------------    -------------    --------------
Net gain (loss) on investment                                       (15,141)            (33,914)        (116,457)             (741)
Net increase (decrease) in net assets resulting from
   operations                                               $       (15,054)    $       (34,310)   $    (117,758)   $         (751)
                                                            ===============     ===============    =============    ==============

                                                                                FEDERATED FUND
                                                                                   FOR U.S.       FEDERATED HIGH
                                                             ALGER AMERICAN       GOVERNMENT       INCOME BOND
                                                           LEVERAGED ALLCAP      SECURITIES II        FUND II     VIP CONTRAFUND(R)
                                                               SUBACCOUNT         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                           ----------------     ---------------   --------------  -----------------
Investment income
   Distributions                                            $             3     $       432,008    $       2,409    $           86
Expenses
   Mortality, expense risk and administrative charges                   181              49,356              152               258
                                                            ---------------     ---------------    -------------    --------------
Net investment income (loss)                                           (178)            382,652            2,257              (172)
                                                            ---------------     ---------------    -------------    --------------
Net realized gain (loss) from share transactions                       (655)              8,104             (710)           (3,001)
Net realized gain distribution from Fund                                -                   -                -                 -
Net unrealized appreciation (depreciation) on investment            (14,992)            373,618           (2,238)           (1,365)
                                                            ---------------     ---------------    -------------    --------------
Net gain (loss) on investment                                       (15,647)            381,722           (2,948)           (4,366)
Net increase (decrease) in net assets resulting from
   operations                                               $       (15,825)    $       764,374    $        (691)   $       (4,538)
                                                            ===============     ===============    =============    ==============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                                     TEMPLETON
                                                                                                                     DEVELOPING
                                                              VIP GROWTH                          MUTUAL SHARES        MARKETS
                                                            OPPORTUNITIES         VIP GROWTH        SECURITIES       SECURITIES
                                                              SUBACCOUNT          SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                            ---------------     ---------------   --------------   ---------------
Investment income
   Distributions                                            $            21     $            13    $         369   $           106
Expenses
   Mortality, expense risk and administrative charges                    11              22,153              210                38
                                                            ---------------     ---------------    -------------    --------------
Net investment income (loss)                                             10             (22,140)             159                68
                                                            ---------------     ---------------    -------------    --------------
Net realized gain (loss) from share transactions                        (45)            (27,895)            (117)               (6)
Net realized gain distribution from Fund                                -                   -                915               -
Net unrealized appreciation (depreciation) on investment               (534)         (1,669,820)          (6,439)             (103)
                                                            ---------------     ---------------    -------------    --------------
Net gain (loss) on investment                                          (579)         (1,697,715)          (5,641)             (109)
Net increase (decrease) in net assets resulting from
   operations                                               $          (569)    $    (1,719,855)   $      (5,482)   $          (41)
                                                            ===============     ===============    =============    ==============

                                                                TEMPLETON                              TEMPLETON     SCUDDER VIT
                                                                 FOREIGN       TEMPLETON GLOBAL         GROWTH     EAFE(R) EQUITY
                                                               SECURITIES      ASSET ALLOCATION       SECURITIES       INDEX
                                                               SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(2)   SUBACCOUNT(3)
                                                            ----------------   ----------------    --------------  ---------------
Investment income
   Distributions                                            $          1,510    $            83    $     108,779    $          794
Expenses
   Mortality, expense risk and administrative charges                    331                 18           19,988               208
                                                            ---------------     ---------------    -------------    --------------
Net investment income (loss)                                           1,179                 65           88,791               586
                                                            ---------------     ---------------    -------------    --------------
Net realized gain (loss) from share transactions                      (8,206)            (1,400)          (6,270)             (128)
Net realized gain distribution from Fund                                 -                  -            106,959               -
Net unrealized appreciation (depreciation) on investment             (12,923)               706       (1,027,330)          (13,400)
                                                             ---------------     ---------------   -------------    --------------
Net gain (loss) on investment                                        (21,129)              (694)        (926,641)          (13,528)
Net increase (decrease) in net assets resulting from
   operations                                               $       (19,950)    $          (629)   $    (837,850)   $      (12,942)
                                                            ===============     ===============    =============    ==============

                                                                                                                        WANGER
                                                             SCUDDER VIT                           WANGER FOREIGN    INTERNATIONAL
                                                           EQUITY 500 INDEX       TECHNOLOGY            FORTY          SMALL CAP
                                                             SUBACCOUNT(5)        SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                                           ----------------     ---------------   ---------------   ---------------
Investment income
   Distributions                                            $         1,420     $           -      $         -      $          -
Expenses
   Mortality, expense risk and administrative charges                   122                 602               17             1,125
                                                            ---------------     ---------------    -------------    --------------
Net investment income (loss)                                          1,298                (602)             (17)           (1,125)
                                                            ---------------     ---------------    -------------    --------------
Net realized gain (loss) from share transactions                          7             (23,253)             (12)             (440)
Net realized gain distribution from Fund                                -                   -                -                 -
Net unrealized appreciation (depreciation) on investment             (2,916)            (69,573)            (539)          (33,401)
                                                            ---------------     ---------------    -------------    --------------
Net gain (loss) on investment                                        (2,909)            (92,826)            (551)          (33,841)
Net increase (decrease) in net assets resulting from
   operations                                               $        (1,611)    $       (93,428)   $        (568)   $      (34,966)
                                                            ===============     ===============    =============    ==============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                 WANGER U.S.
                                                                                   SMALLER
                                                             WANGER TWENTY        COMPANIES
                                                              SUBACCOUNT          SUBACCOUNT
                                                            ---------------     ---------------
Investment income
   Distributions                                            $           -       $           -
Expenses
   Mortality, expense risk and administrative charges                    76               2,494
                                                            ---------------     ---------------
Net investment income (loss)                                            (76)             (2,494)
                                                            ---------------     ---------------
Net realized gain (loss) from share transactions                        (34)            (18,656)
Net realized gain distribution from Fund                                -                   -
Net unrealized appreciation (depreciation) on investment             (1,364)            (76,901)
                                                            ---------------     ---------------
Net gain (loss) on investment                                        (1,398)            (95,557)
Net increase (decrease) in net assets resulting from
   operations                                               $        (1,474)    $       (98,051)
                                                            ===============     ===============

Footnotes for Statements of Operations
For the period ended December 31, 2002

(1)  From inception January 22, 2002 to December 31, 2002.
(2)  From inception February 25, 2002 to December 31, 2002.
(3)  From inception March 27, 2002 to December 31, 2002.
(4)  From inception May 15, 2002 to December 31, 2002.
(5)  From inception October 22, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PHOENIX-                         PHOENIX-DUFF &       PHOENIX-
                                               ABERDEEN           PHOENIX-         PHELPS REAL        ENGEMANN         PHOENIX-
                                            INTERNATIONAL     DEUTSCHE DOW 30   ESTATE SECURITIES  CAPITAL GROWTH   ENGEMANN NIFTY
                                             SUBACCOUNT         SUBACCOUNT(2)      SUBACCOUNT        SUBACCOUNT    FIFTY SUBACCOUNT
                                           ----------------   ----------------  -----------------  --------------  ----------------
Investment income
     Distributions                         $           -      $            239    $       5,527    $       17,526    $         -
Expenses
     Mortality, expense risk and
        administrative charges                       3,509                  77              640           145,396              535
                                           ---------------    ----------------    -------------    --------------    -------------
Net investment income (loss)                        (3,509)                162            4,887          (127,870)            (535)
                                           ---------------    ----------------    -------------    --------------    -------------
Net realized gain (loss) from
   share transactions                                4,239                 (21)           1,279          (333,050)          (2,790)
Net realized gain distribution from Fund            18,524                 345              -             606,858              -
Net unrealized appreciation
   (depreciation) on investment                   (232,156)             (2,300)           4,148       (13,918,412)         (49,457)
                                           ---------------    ----------------    -------------    --------------    -------------
Net gain (loss) on investment                     (209,393)             (1,976)           5,427       (13,644,604)         (52,247)
Net increase (decrease) in net assets
   resulting from operations               $      (212,902)   $         (1,814)   $      10,314    $  (13,772,474)   $     (52,782)
                                           ===============    ================    =============    ==============    =============

                                                                 PHOENIX-
                                               PHOENIX-       GOODWIN MULTI-                        PHOENIX-J.P.
                                            GOODWIN MONEY      SECTOR FIXED    PHOENIX-HOLLISTER  MORGAN RESEARCH    PHOENIX-JANUS
                                                MARKET            INCOME          VALUE EQUITY     ENHANCED INDEX     CORE EQUITY
                                              SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                           ---------------    ---------------  -----------------  ---------------    -------------
Investment income
     Distributions                         $        22,955    $       286,385     $       1,166    $        1,541    $          78
Expenses
     Mortality, expense risk and
        administrative charges                       3,005             18,042               726             1,083               59
                                           ---------------    ---------------     -------------    --------------    -------------
Net investment income (loss)                        19,950            268,343               440               458               19
                                           ---------------    ---------------     -------------    --------------    -------------
Net realized gain (loss) from
   share transactions                                  -                4,026              (768)           (2,555)             (26)
Net realized gain distribution from Fund               -                  -                 913             1,420              -
Net unrealized appreciation
   (depreciation) on investment                        -              (76,777)          (29,441)          (28,535)          (1,694)
                                           ---------------    ---------------     -------------    --------------    -------------
Net gain (loss) on investment                          -              (72,751)          (29,296)          (29,670)          (1,720)
Net increase (decrease) in net assets
   resulting from operations               $        19,950    $       195,592     $     (28,856)   $      (29,212)   $      (1,701)
                                           ===============    ===============     =============    ==============    =============

                                                                                 PHOENIX-MORGAN       PHOENIX-          PHOENIX-
                                            PHOENIX-JANUS      PHOENIX-JANUS     STANLEY FOCUS       OAKHURST       OAKHURST GROWTH
                                           FLEXIBLE INCOME        GROWTH             EQUITY          BALANCED           AND INCOME
                                            SUBACCOUNT(3)       SUBACCOUNT        SUBACCOUNT(2)     SUBACCOUNT         SUBACCOUNT
                                          ----------------    --------------    ---------------    --------------   ---------------
Investment income
     Distributions                         $           921    $           -       $         -      $        2,889    $         513
Expenses
     Mortality, expense risk and
        administrative charges                          87                724                13               547              520
                                           ---------------    ---------------     -------------    --------------    -------------
Net investment income (loss)                           834               (724)              (13)            2,342               (7)
                                           ---------------    ---------------     -------------    --------------    -------------
Net realized gain (loss) from
   share transactions                                    4             (1,126)              (19)              (22)            (162)
Net realized gain distribution from Fund               147                -                 -               2,164              242
Net unrealized appreciation
   (depreciation) on investment                         48            (32,955)             (514)           (2,306)          (9,746)
                                           ---------------    ---------------     -------------    --------------    -------------
Net gain (loss) on investment                          199            (34,081)             (533)             (164)          (9,666)
Net increase (decrease) in net assets
   resulting from operations               $         1,033    $       (34,805)    $        (546)   $        2,178    $      (9,673)
                                           ===============    ===============     =============    ==============    =============

                                                PHOENIX-
                                               OAKHURST      PHOENIX-SANFORD                                       ALGER AMERICAN
                                               STRATEGIC      BERNSTEIN MID-     PHOENIX-SENECA    PHOENIX-SENECA     LEVERAGED
                                              ALLOCATION        CAP VALUE        MID-CAP GROWTH   STRATEGIC THEME  ALLCAP PORTFOLIO
                                              SUBACCOUNT       SUBACCOUNT(1)       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                           ---------------   ----------------    --------------   ---------------  ----------------
Investment income
     Distributions                         $       494,609    $         1,045     $         -      $          -      $         -
Expenses
     Mortality, expense risk and
        administrative charges                      98,375                180               732             2,193              241
                                           ---------------    ---------------     -------------    --------------    -------------
Net investment income (loss)                       396,234                865              (732)           (2,193)            (241)
                                           ---------------    ---------------     -------------    --------------    -------------
Net realized gain (loss) from
   share transactions                                9,895                 75           (17,540)          (32,860)            (414)
Net realized gain distribution from Fund           320,310                566               -              12,366            1,711
Net unrealized appreciation
   (depreciation) on investment                   (466,471)            17,504           (34,081)         (133,754)         (10,184)
                                           ---------------    ---------------     -------------    --------------    -------------
Net gain (loss) on investment                     (136,266)            18,145           (51,621)         (154,248)          (8,887)
Net increase (decrease) in net assets
   resulting from operations               $       259,968    $        19,010     $     (52,353)   $     (156,441)   $      (9,128)
                                           ===============    ===============     =============    ==============    =============

                                           FEDERATED FUND
                                              FOR U.S.         FEDERATED HIGH                        VIP GROWTH
                                             GOVERNMENT         INCOME BOND      VIP CONTRAFUN(R)   OPPORTUNITIES      VIP GROWTH
                                            SECURITIES II         FUND II           PORTFOLIO         PORTFOLIO         PORTFOLIO
                                            SUBACCOUNT(5)       SUBACCOUNT        SUBACCOUNT(2)     SUBACCOUNT(2)      SUBACCOUNT
                                          ---------------     ---------------    ----------------  ---------------   --------------
Investment income
     Distributions                         $           -      $         2,611     $          91    $            7    $         -
Expenses
     Mortality, expense risk and
        administrative charges                         121                117                60                13               54
                                           ---------------    ---------------     -------------    --------------    -------------
Net investment income (loss)                          (121)             2,494                31                (6)             (54)
                                           ---------------    ---------------     -------------    --------------    -------------
Net realized gain (loss) from
   share transactions                                   12                (17)              (30)              (19)             (53)
Net realized gain distribution from Fund               -                  -                 365               -                874
Net unrealized appreciation
   (depreciation) on investment                      1,682             (3,619)           (1,427)             (459)          (3,340)
                                           ---------------    ---------------     -------------    --------------    -------------
Net gain (loss) on investment                        1,694             (3,636)           (1,092)             (478)          (2,519)
Net increase (decrease) in net assets
   resulting from operations               $         1,573    $        (1,142)    $      (1,061)   $         (484)   $      (2,573)
                                           ===============    ===============     =============    ==============    =============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                                    TEMPLETON
                                                                                    DEVELOPING        TEMPLETON
                                            MUTUAL SHARES      TEMPLETON ASSET        MARKETS       INTERNATIONAL     TECHNOLOGY
                                             SECURITIES           STRATEGY          SECURITIES       SECURITIES       PORTFOLIO
                                             SUBACCOUNT         SUBACCOUNT(4)       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                           ---------------     ---------------    -------------    --------------    -------------
Investment income
     Distributions                         $           840     $           66     $         119    $        2,098    $         -
Expenses
     Mortality, expense risk and
        administrative charges                         230                 19                88               391            1,158
                                           ---------------     ---------------    -------------    --------------    -------------
Net investment income (loss)                           610                 47                31             1,707           (1,158)
                                           ---------------     ---------------    -------------    --------------    -------------
Net realized gain (loss) from
   share transactions                                   71                -              (4,958)             (154)          (2,949)
Net realized gain distribution from Fund             2,823                471               -              16,498              -
Net unrealized appreciation
   (depreciation) on investment                       (661)              (706)            3,484           (31,318)        (184,965)
                                           ---------------     ---------------    -------------    --------------    -------------
Net gain (loss) on investment                        2,233               (235)           (1,474)          (14,974)        (187,914)
Net increase (decrease) in net assets
   resulting from operations               $         2,843    $          (188)    $      (1,443)   $      (13,267)   $    (189,072)
                                           ===============    ===============     =============    ==============    =============

                                                                   WANGER
                                                                INTERNATIONAL                         WANGER U.S.
                                            WANGER FOREIGN        SMALL CAP         WANGER TWENTY      SMALL CAP
                                           FORTY SUBACCOUNT      SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                           ----------------   ---------------      --------------   -------------
Investment income
     Distributions                         $             5    $           -       $         -      $          372
Expenses
      Mortality, expense risk and
         administrative charges                         21              1,356                 4             2,774
                                           ---------------    ---------------     -------------    --------------
Net investment income (loss)                           (16)            (1,356)               (4)           (2,402)
                                           ---------------    ---------------     -------------    --------------
Net realized gain (loss) from
   share transactions                               (1,835)           (15,210)            3,127           (12,032)
Net realized gain distribution from Fund               331             88,845               -                 -
Net unrealized appreciation
   (depreciation) on investment                         64           (139,113)           (3,530)           73,423
                                           ---------------    ---------------     -------------    --------------
Net gain (loss) on investment                       (1,440)           (65,478)             (403)           61,391
Net increase (decrease) in net assets
   resulting from operations               $        (1,456)   $       (66,834)    $        (407)   $       58,989
                                           ===============    ===============     =============    ==============

Footnotes for Statement of Operations
For the period ended December 31, 2001

(1) From inception January 8, 2001 to December 31, 2001
(2) From inception January 18, 2001 to December 31, 2001
(3) From inception February 20, 2001 to December 31, 2001
(4) From inception April 2, 2001 to December 31, 2001
(5) From inception May 1, 2001 to December 31, 2001

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                                                                  GOODWIN MULTI-
                                                                                   ENGEMANN        SECTOR FIXED   OAKHURST STRATEGIC
                                                             GOODWIN MONEY      CAPITAL GROWTH        INCOME          ALLOCATION
                                                           MARKET SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                           -----------------    --------------     -------------  ------------------
Investment income
   Distributions                                            $        36,116     $         3,459    $     291,752    $      542,408
Expenses
   Mortality, expense risk and administrative charges                 3,105             243,073           17,751           101,609
                                                            ---------------     ---------------    -------------    --------------
Net investment income (loss)                                         33,011            (239,614)         274,001           440,799
                                                            ---------------     ---------------    -------------    --------------
Net realized gain (loss) from share transactions                        -               (53,484)              96            (1,718)
Net realized gain distribution from Fund                                -             2,028,863              -           2,030,604
Net unrealized appreciation (depreciation) on investment                -           (10,658,846)         (67,863)       (2,449,891)
                                                            ---------------     ---------------    -------------    --------------
Net gain (loss) on investment                                           -            (8,683,467)         (67,767)         (421,005)
                                                            ---------------     ---------------    -------------    --------------
Net increase (decrease) in net assets resulting
   from operations                                          $        33,011     $    (8,923,081)   $     206,234    $       19,794
                                                            ===============     ===============    =============    ==============

                                                                                                  DUFF & PHELPS
                                                                ABERDEEN           OAKHURST        REAL ESTATE    SENECA STRATEGIC
                                                             INTERNATIONAL         BALANCED         SECURITIES         THEME
                                                               SUBACCOUNT         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                            ---------------     ---------------    -------------  -----------------
Investment income
   Distributions                                            $         7,665     $         3,205    $       3,679    $          -
Expenses
   Mortality, expense risk and administrative charges                 6,375                 578              433             3,845
                                                            ---------------     ---------------    -------------    --------------
Net investment income (loss)                                          1,290               2,627            3,246            (3,845)
                                                            ---------------     ---------------    -------------    --------------
Net realized gain (loss) from share transactions                     40,137                   1            2,439            (6,353)
Net realized gain distribution from Fund                             80,161              12,051              -              82,376
Net unrealized appreciation (depreciation) on investment           (345,514)            (14,580)          18,330          (164,500)
                                                            ---------------     ---------------    -------------    --------------
Net gain (loss) on investment                                      (225,216)             (2,528)          20,769           (88,477)
                                                            ---------------     ---------------    -------------    --------------
Net increase (decrease) in net assets resulting
   from operations                                          $      (223,926)    $            99    $      24,015    $      (92,322)
                                                            ===============     ===============    =============    ==============

                                                                                 J.P. MORGAN
                                                                                   RESEARCH                        SENECA MID-CAP
                                                          ABERDEEN NEW ASIA     ENHANCED INDEX    ENGEMANN NIFTY       GROWTH
                                                              SUBACCOUNT          SUBACCOUNT     FIFTY SUBACCOUNT    SUBACCOUNT
                                                          -----------------     ---------------  ----------------  ---------------
Investment income
   Distributions                                            $           -       $         2,605    $         -      $          -
Expenses
   Mortality, expense risk and administrative charges                   207               1,958            1,161               658
                                                            ---------------     ---------------    -------------    --------------
Net investment income (loss)                                           (207)                647           (1,161)             (658)
                                                            ---------------     ---------------    -------------    --------------
Net realized gain (loss) from share transactions                     20,126              (5,511)          20,494               (10)
Net realized gain distribution from Fund                                -                10,103              -              14,904
Net unrealized appreciation (depreciation) on investment            (24,312)            (43,162)         (46,465)          (22,228)
                                                            ---------------     ---------------    -------------    --------------
Net gain (loss) on investment                                        (4,186)            (38,570)         (25,971)   $       (7,334)
                                                            ---------------     ---------------    -------------    --------------
Net increase (decrease) in net assets resulting
   from operations                                          $        (4,393)    $       (37,923)   $     (27,132)           (7,992)
                                                            ===============     ===============    =============    ==============

                                                           OAKHURST GROWTH
                                                              AND INCOME
                                                              SUBACCOUNT
                                                           ----------------
Investment income
   Distributions                                            $           595
Expenses
   Mortality, expense risk and administrative charges                   706
                                                            ---------------
Net investment income (loss)                                           (111)
                                                            ---------------
Net realized gain (loss) from share transactions                      5,453
Net realized gain distribution from Fund                                428
Net unrealized appreciation (depreciation) on investment            (20,068)
                                                            ---------------
Net gain (loss) on investment                                       (14,187)
                                                            ---------------
Net increase (decrease) in net assets resulting
   from operations                                          $       (14,298)
                                                            ===============

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                   (CONTINUED)

                                                                                                      WANGER
                                                                                  WANGER U.S.     INTERNATIONAL       TEMPLETON
                                                            HOLLISTER VALUE       SMALL CAP         SMALL CAP       INTERNATIONAL
                                                           EQUITY SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                           -----------------    ---------------   --------------    --------------
Investment income
   Distributions                                            $           580     $           861    $         -      $        1,246
Expenses
   Mortality, expense risk and administrative charges                   385               3,039            2,593               386
                                                            ---------------     ---------------    -------------    --------------
Net investment income (loss)                                            195              (2,178)          (2,593)              860
                                                            ---------------     ---------------    -------------    --------------
Net realized gain (loss) from share transactions                         93             (15,052)         (71,300)           (1,961)
Net realized gain distribution from Fund                             10,726              88,676           81,913             8,178
Net unrealized appreciation (depreciation) on investment             12,156            (139,578)        (179,570)          (11,582)
                                                            ---------------     ---------------    -------------    --------------
Net gain (loss) on investment                                        22,975             (65,954)        (168,957)           (5,365)
                                                            ---------------     ---------------    -------------    --------------
Net increase (decrease) in net assets resulting
   from operations                                          $        23,170     $       (68,132)   $    (171,550)   $       (4,505)
                                                            ===============     ===============    =============    ==============

                                                              TEMPLETON          MUTUAL SHARES                      WANGER  FOREIGN
                                                           DEVELOPING MARKETS     INVESTMENT      WANGER TWENTY         FORTY
                                                              SUBACCOUNT         SUBACCOUNT(4)      SUBACCOUNT       SUBACCOUNT(1)
                                                           ------------------   ---------------   --------------    ---------------
Investment income
   Distributions                                            $           635     $           -      $         -      $          -
Expenses
   Mortality, expense risk and administrative charges                   280                 112               73                56
                                                            ---------------     ---------------    -------------    --------------
Net investment income (loss)                                            355                (112)             (73)              (56)
                                                            ---------------     ---------------    -------------    --------------
Net realized gain (loss) from share transactions                     (4,972)                 14           13,935               (17)
Net realized gain distribution from Fund                                -                   -                476               270
Net unrealized appreciation (depreciation) on investment            (22,006)              3,596          (13,805)           (3,239)
                                                            ---------------     ---------------    -------------    --------------
Net gain (loss) on investment                                       (26,978)              3,610              606            (2,986)
                                                            ---------------     ---------------    -------------    --------------
Net increase (decrease) in net assets resulting
   from operations                                          $       (26,623)    $         3,498    $         533    $       (3,042)
                                                            ===============     ===============    =============    ==============

                                                              FEDERATED                          MORGAN STANLEY     ALGER AMERICAN
                                                           HIGH INCOME BOND                        TECHNOLOGY          LEVERAGED
                                                                FUND II          JANUS GROWTH       PORTFOLIO           ALL-CAP
                                                             SUBACCOUNT(2)       SUBACCOUNT(3)     SUBACCOUNT(3)      SUBACCOUNT(4)
                                                          -----------------     ---------------  ---------------    ---------------
Investment income
   Distributions                                            $           737     $           138    $         -      $          -
Expenses
   Mortality, expense risk and administrative charges                    35                 534            2,205               177
                                                            ---------------     ---------------    -------------    --------------
Net investment income (loss)                                            702                (396)          (2,205)             (177)
                                                            ---------------     ---------------    -------------    --------------
Net realized gain (loss) from share transactions                         (3)              4,681              452               (26)
Net realized gain distribution from Fund                                -                   -                111               -
Net unrealized appreciation (depreciation) on investment             (1,399)            (21,159)        (150,372)          (14,893)
                                                            ---------------     ---------------    -------------    --------------
Net gain (loss) on investment                                        (1,402)            (16,478)        (149,809)          (14,919)
                                                            ---------------     ---------------    -------------    --------------
Net increase (decrease) in net assets resulting
   from operations                                          $          (700)    $       (16,874)   $    (152,014)   $      (15,096)
                                                            ===============     ===============    =============    ==============

     Footnotes for Statement of Operations
     For the period ended December 31, 2000

     1 From inception March 10, 2000 to December 31, 2000
     2 From inception February 4, 2000 to December 31, 2000
     3 From inception January 13, 2000 to December 31, 2000
     4 From inception June 15, 2000 to December 31, 2000

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                 PHOENIX-          PHOENIX-
                                                                ABERDEEN         ABERDEEN NEW        PHOENIX-AIM       PHOENIX-
                                                              INTERNATIONAL          ASIA          MID-CAP EQUITY  DEUTSCHE DOW 30
                                                               SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(4)     SUBACCOUNT
                                                            ---------------     ---------------    --------------  ---------------
FROM OPERATIONS
   Net investment income (loss)                             $         2,982     $           139    $         (22)   $          149
   Net realized gain (loss)                                          (2,508)                 (5)               6               (16)
   Net unrealized appreciation (depreciation)                       (81,917)               (808)          (1,384)           (3,550)
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) resulting from operations                (81,443)               (674)          (1,400)           (3,417)
                                                            ---------------     ---------------    -------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                 -                   -                -                 -
   Participant transfers                                             11,623               6,727            8,434               260
   Participant withdrawals                                          (63,422)                (67)             (43)             (744)
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) in net assets resulting
       from participant transactions                                (51,799)              6,660            8,391              (484)
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) in net assets                           (133,242)              5,986            6,991            (3,901)
NET ASSETS
   Beginning of period                                              580,208                 -                -              21,789
                                                            ---------------     ---------------    -------------    --------------
   End of period                                            $       446,966     $         5,986    $       6,991    $       17,888
                                                            ===============     ===============    =============    ==============

                                                                                                                       PHOENIX-
                                                            PHOENIX-DUFF &          PHOENIX-           PHOENIX-     GOODWIN MULTI-
                                                              PHELPS REAL          ENGEMANN        GOODWIN MONEY     SECTOR FIXED
                                                           ESTATE SECURITIES    CAPITAL GROWTH         MARKET           INCOME
                                                              SUBACCOUNT          SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                                           -----------------    ---------------    -------------    --------------
FROM OPERATIONS
   Net investment income (loss)                             $         5,201     $       (35,491)   $       4,700    $      792,910
   Net realized gain (loss)                                           7,267          (4,777,271)             -               5,293
   Net unrealized appreciation (depreciation)                         5,622           2,332,403              -             183,989
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) resulting from operations                 18,090          (2,480,359)           4,700           982,192
                                                            ---------------     ---------------    -------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                 -                   -            (25,728)              -
   Participant transfers                                            (64,895)        (18,728,562)         (60,442)        8,127,652
   Participant withdrawals                                           (4,039)           (354,778)         (28,816)         (290,330)
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                 (68,934)        (19,083,340)        (114,986)        7,837,322
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) in net assets                            (50,844)        (21,563,699)        (110,286)        8,819,514
NET ASSETS
   Beginning of period                                              186,544          25,000,566          566,605         3,540,014
                                                            ---------------     ---------------    -------------    --------------
   End of period                                            $       135,700     $     3,436,867    $     456,319    $   12,359,528
                                                            ===============     ===============    =============    ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                  PHOENIX-J.P.
                                                           PHOENIX-HOLLISTER    MORGAN RESEARCH    PHOENIX-JANUS    PHOENIX-JANUS
                                                              VALUE EQUITY       ENHANCED INDEX   FLEXIBLE INCOME     GROWTH
                                                               SUBACCOUNT         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                           -----------------    ---------------   ---------------   --------------
FROM OPERATIONS
   Net investment income (loss)                             $          (294)    $           448    $         818    $         (716)
   Net realized gain (loss)                                            (887)            (15,065)              74           (15,600)
   Net unrealized appreciation (depreciation)                       (37,738)            (18,945)           1,100           (35,394)
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) resulting from operations                (38,919)            (33,562)           1,992           (51,710)
                                                            ---------------     ---------------    -------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                              97,245                 -                -                 -
   Participant transfers                                                -               (60,699)             -             (50,628)
   Participant withdrawals                                          (30,631)            (15,506)            (345)          (12,749)
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) in net assets resulting
       from participant transactions                                 66,614             (76,205)            (345)          (63,379)
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) in net assets                             27,695            (109,767)           1,647          (115,089)
NET ASSETS
   Beginning of period                                              161,076             214,713           19,984           198,006
                                                            ---------------     ---------------    -------------    --------------
   End of period                                            $       188,771     $       104,946    $      21,631    $       82,919
                                                            ===============     ===============    =============    ==============

                                                                                                     PHOENIX-
                                                                                   PHOENIX-          OAKHURST     PHOENIX-SANFORD
                                                             PHOENIX-MFS       OAKHURST GROWTH      STRATEGIC      BERNSTEIN MID-
                                                           INVESTORS TRUST       AND INCOME         ALLOCATION       CAP VALUE
                                                            SUBACCOUNT(4)        SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                                           ----------------    ----------------    -------------  ----------------
FROM OPERATIONS
   Net investment income (loss)                             $            13     $           361    $     132,989    $        1,197
   Net realized gain (loss)                                              10                (604)        (425,892)           12,875
   Net unrealized appreciation (depreciation)                        (1,439)            (22,204)        (997,119)          (51,815)
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) resulting from operations                 (1,416)            (22,447)      (1,290,022)          (37,743)
                                                            ---------------     ---------------    -------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                 -                   -             37,165               -
   Participant transfers                                              8,406              20,179      (12,291,746)          176,781
   Participant withdrawals                                              (42)             (3,963)        (338,417)           (4,844)
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                   8,364              16,216      (12,592,998)          171,937
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) in net assets                              6,948              (6,231)     (13,883,020)          134,194
NET ASSETS
   Beginning of period                                                  -               101,066       19,677,057           134,022
                                                            ---------------     ---------------    -------------    --------------
   End of period                                            $         6,948     $        94,835    $   5,794,037    $      268,216
                                                            ===============     ===============    =============    ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                            PHOENIX-SANFORD                                         PHOENIX-VAN
                                                            BERNSTEIN SMALL-   PHOENIX-SENECA    PHOENIX-SENECA     KAMPEN FOCUS
                                                               CAP VALUE       MID-CAP GROWTH    STRATEGIC THEME       EQUITY
                                                             SUBACCOUNT(1)       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                            ----------------   ----------------  ---------------    --------------
FROM OPERATIONS
   Net investment income (loss)                             $            87     $          (396)   $      (1,301)   $          (10)
   Net realized gain (loss)                                             363             (30,875)         (75,960)              (50)
   Net unrealized appreciation (depreciation)                       (15,504)             (3,039)         (40,497)             (691)
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) resulting from operations                (15,054)            (34,310)        (117,758)             (751)
                                                            ---------------     ---------------    -------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                 -                   -                -                 -
   Participant transfers                                            211,966                (109)         (10,393)              260
   Participant withdrawals                                         (143,436)            (21,966)         (44,809)             (369)
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                  68,530             (22,075)         (55,202)             (109)
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) in net assets                             53,476             (56,385)        (172,960)             (860)
NET ASSETS
   Beginning of period                                                  -               104,399          354,136             2,582
                                                            ---------------     ---------------    -------------    --------------
   End of period                                            $        53,476     $        48,014    $     181,176    $        1,722
                                                            ===============     ===============    =============    ==============

                                                                                FEDERATED FUND
                                                                                   FOR U.S.       FEDERATED HIGH
                                                             ALGER AMERICAN       GOVERNMENT       INCOME BOND
                                                            LEVERAGED ALLCAP     SECURITIES II        FUND II      VIP CONTRAFUND(R)
                                                              SUBACCOUNT          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                            ----------------    ---------------   ---------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                             $          (178)    $       382,652    $       2,257    $         (172)
   Net realized gain (loss)                                            (655)              8,104             (710)           (3,001)
   Net unrealized appreciation (depreciation)                       (14,992)            373,618           (2,238)           (1,365)
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) resulting from operations                (15,825)            764,374             (691)           (4,538)
                                                            ---------------     ---------------    -------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                 -                   -                -                 -
   Participant transfers                                                260          11,265,026            7,726           123,660
   Participant withdrawals                                             (757)           (148,409)            (447)          (24,097)
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                    (497)         11,116,617            7,279            99,563
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) in net assets                            (16,322)         11,880,991            6,588            95,025
NET ASSETS
   Beginning of period                                               46,504              36,255           24,577            12,358
                                                            ---------------     ---------------    -------------    --------------
   End of period                                            $        30,182     $    11,917,246    $      31,165    $      107,383
                                                            ===============     ===============    =============    ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                                       TEMPLETON
                                                                                                                       DEVELOPING
                                                              VIP GROWTH                           MUTUAL SHARES        MARKETS
                                                            OPPORTUNITIES         VIP GROWTH        SECURITIES        SECURITIES
                                                             SUBACCOUNT           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                           ----------------     ---------------    -------------    ---------------
FROM OPERATIONS
   Net investment income (loss)                             $            10     $       (22,140)   $         159    $           68
   Net realized gain (loss)                                             (45)            (27,895)             798                (6)
   Net unrealized appreciation (depreciation)                          (534)         (1,669,820)          (6,439)             (103)
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) resulting from operations                   (569)         (1,719,855)          (5,482)              (41)
                                                            ---------------     ---------------    -------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                 -                   -                -                 -
   Participant transfers                                                260           6,462,264             (730)              -
   Participant withdrawals                                             (388)           (109,092)          (1,345)             (144)
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                    (128)          6,353,172           (2,075)             (144)
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) in net assets                               (697)          4,633,317           (7,557)             (185)
NET ASSETS
   Beginning of period                                                2,630              10,883           45,971             7,424
                                                            ---------------     ---------------    -------------    --------------
   End of period                                            $         1,933     $     4,644,200    $      38,414    $        7,239
                                                            ===============     ===============    =============    ==============

                                                               TEMPLETON                            TEMPLETON         SCUDDER VIT
                                                                FOREIGN        TEMPLETON GLOBAL      GROWTH          EAFE(R) EQUITY
                                                              SECURITIES       ASSET ALLOCATION     SECURITIES          INDEX
                                                              SUBACCOUNT          SUBACCOUNT       SUBACCOUNT(2)     SUBACCOUNT(3)
                                                           -----------------   -----------------   --------------   ---------------
FROM OPERATIONS
   Net investment income (loss)                             $         1,179     $            65    $      88,791    $          586
   Net realized gain (loss)                                          (8,206)             (1,400)         100,689              (128)
   Net unrealized appreciation (depreciation)                       (12,923)                706       (1,027,330)          (13,400)
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) resulting from operations                (19,950)               (629)        (837,850)          (12,942)
                                                            ---------------     ---------------    -------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                 -                   -                -                 -
   Participant transfers                                              7,549              (4,216)       5,148,824            63,028
   Participant withdrawals                                           (1,303)                -            (64,274)             (785)
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                   6,246              (4,216)       5,084,550            62,243
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) in net assets                            (13,704)             (4,845)       4,246,700            49,301
NET ASSETS
   Beginning of period                                               66,438               4,845              -                 -
                                                            ---------------     ---------------    -------------    --------------
   End of period                                            $        52,734     $           -      $   4,246,700    $       49,301
                                                            ===============     ===============    =============    ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                                       WANGER
                                                              SCUDDER VIT                          WANGER FOREIGN   INTERNATIONAL
                                                           EQUITY 500 INDEX        TECHNOLOGY           FORTY         SMALL CAP
                                                             SUBACCOUNT(5)         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                           ----------------     ----------------   --------------   ---------------
FROM OPERATIONS
   Net investment income (loss)                             $         1,298     $          (602)   $         (17)   $       (1,125)
   Net realized gain (loss)                                               7             (23,253)             (12)             (440)
   Net unrealized appreciation (depreciation)                        (2,916)            (69,573)            (539)          (33,401)
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) resulting from operations                 (1,611)            (93,428)            (568)          (34,966)
                                                            ---------------     ---------------    -------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                 -                   -                -                 -
   Participant transfers                                            126,119              (6,467)             -              11,474
   Participant withdrawals                                               (3)             (1,821)             (42)           (4,767)
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                 126,116              (8,288)             (42)            6,707
                                                            ---------------     ---------------    -------------    --------------
   Net increase (decrease) in net assets                            124,505            (101,716)            (610)          (28,259)
NET ASSETS
   Beginning of period                                                  -               192,843            3,632           233,481
                                                            ---------------     ---------------    -------------    --------------
   End of period                                            $       124,505     $        91,127    $       3,022    $      205,222
                                                            ===============     ===============    =============    ==============

                                                                                     WANGER U.S.
                                                                                      SMALLER
                                                              WANGER TWENTY          COMPANIES
                                                                SUBACCOUNT           SUBACCOUNT
                                                            ------------------    ---------------
FROM OPERATIONS
   Net investment income (loss)                             $           (76)    $        (2,494)
   Net realized gain (loss)                                             (34)            (18,656)
   Net unrealized appreciation (depreciation)                        (1,364)            (76,901)
                                                            ---------------     ---------------
   Net increase (decrease) resulting from operations                 (1,474)            (98,051)
                                                            ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                 -                   -
   Participant transfers                                             20,996              (7,316)
   Participant withdrawals                                             (366)             (9,622)
                                                            ---------------     ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                  20,630             (16,938)
                                                            ---------------     ---------------
   Net increase (decrease) in net assets                             19,156            (114,989)
NET ASSETS
   Beginning of period                                                  -               561,360
                                                            ---------------     ---------------
   End of period                                            $        19,156     $       446,371
                                                            ===============     ===============

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1)  From inception January 22, 2002 to December 31, 2002.
(2)  From inception February 25, 2002 to December 31, 2002.
(3)  From inception March 27, 2002 to December 31, 2002.
(4)  From inception May 15, 2002 to December 31, 2002.
(5)  From inception October 22, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                               PHOENIX-           PHOENIX-       PHOENIX-DUFF &       PHOENIX-
                                              ABERDEEN           DEUTSCHE         PHELPS REAL         ENGEMANN          PHOENIX-
                                            INTERNATIONAL         DOW 30       ESTATE SECURITIES   CAPITAL GROWTH    ENGEMANN NIFTY
                                              SUBACCOUNT       SUBACCOUNT(2)       SUBACCOUNT        SUBACCOUNT     FIFTY SUBACCOUNT
                                           ----------------   ---------------  -----------------   ---------------  ----------------
FROM OPERATIONS
   Net investment income (loss)            $        (3,509)   $           162     $       4,887    $     (127,870)   $        (535)
   Net realized gain (loss)                         22,763                324             1,279           273,808           (2,790)
   Net unrealized appreciation
      (depreciation)                              (232,156)            (2,300)            4,148       (13,918,412)         (49,457)
                                           ---------------    ---------------     -------------    --------------    -------------
   Net increase (decrease) resulting
      from operations                             (212,902)            (1,814)           10,314       (13,772,474)         (52,782)
                                           ---------------    ---------------     -------------    --------------    -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                -                  -                 -              37,406              -
   Participant transfers                           (22,244)            26,097            71,218          (357,177)         (19,787)
   Participant withdrawals                        (154,745)            (2,494)          (16,952)         (740,285)          (2,830)
                                           ---------------    ---------------     -------------    --------------    -------------
   Net increase (decrease) in net
      assets resulting from participant
      transactions                                (176,989)            23,603            54,266        (1,060,056)         (22,617)
                                           ---------------    ---------------     -------------    --------------    -------------
   Net increase (decrease) in net assets          (389,891)            21,789            64,580       (14,832,530)         (75,399)
NET ASSETS
    Beginning of period                            970,099                -             121,964        39,833,096          166,564
                                           ---------------    ---------------     -------------    --------------    -------------
    End of period                          $       580,208    $        21,789     $     186,544    $   25,000,566    $      91,165
                                           ===============    ===============     =============    ==============    =============

                                                                  PHOENIX-                         PHOENIX-J.P.
                                              PHOENIX-         GOODWIN MULTI-       PHOENIX-          MORGAN
                                            GOODWIN MONEY       SECTOR FIXED       HOLLISTER         RESEARCH        PHOENIX-JANUS
                                               MARKET              INCOME         VALUE EQUITY    ENHANCED INDEX      CORE EQUITY
                                             SUBACCOUNT          SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT(2)
                                           ---------------     ---------------    -------------   ---------------    --------------
FROM OPERATIONS
   Net investment income (loss)            $        19,950    $        268,343    $         440    $          458    $          19
   Net realized gain (loss)                            -                 4,026              145            (1,135)             (26)
   Net unrealized appreciation
      (depreciation)                                   -               (76,777)         (29,441)          (28,535)          (1,694)
                                           ---------------    ---------------     -------------    --------------    -------------
   Net increase (decrease) resulting
      from operations                               19,950             195,592          (28,856)          (29,212)          (1,701)
                                           ---------------    ---------------     -------------    --------------    -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                547                -               8,240               -                -
   Participant transfers                            33,820            (13,869)           84,429             9,826           13,621
   Participant withdrawals                         (54,132)          (245,941)          (24,908)           (4,323)            (190)
                                           ---------------    ---------------     -------------    --------------    -------------
   Net increase (decrease) in net
      assets resulting from participant
      transactions                                 (19,765)          (259,810)           67,761             5,503           13,431
                                           ---------------    ---------------     -------------    --------------    -------------
   Net increase (decrease) in net assets               185            (64,218)           38,905           (23,709)          11,730
NET ASSETS
   Beginning of period                             566,420          3,604,232           122,171           238,422              -
                                           ---------------    ---------------     -------------    --------------    -------------
   End of period                           $       566,605    $     3,540,014     $     161,076    $      214,713    $      11,730
                                           ===============    ===============     =============    ==============    =============

                                                                                  PHOENIX-MORGAN      PHOENIX-           PHOENIX-
                                            PHOENIX-JANUS      PHOENIX-JANUS       STANLEY FOCUS      OAKHURST      OAKHURST GROWTH
                                           FLEXIBLE INCOME        GROWTH              EQUITY          BALANCED         AND INCOME
                                             SUBACCOUNT(3)      SUBACCOUNT         SUBACCOUNT(2)     SUBACCOUNT        SUBACCOUNT
                                           ---------------    ----------------    --------------   --------------    ---------------
FROM OPERATIONS
   Net investment income (loss)            $           834    $          (724)    $         (13)   $        2,342    $          (7)
   Net realized gain (loss)                            151             (1,126)              (19)            2,142               80
   Net unrealized appreciation
      (depreciation)                                    48            (32,955)             (514)           (2,306)          (9,746)
                                           ---------------    ---------------     -------------    --------------    -------------
   Net increase (decrease) resulting
       from operations                               1,033            (34,805)             (546)            2,178           (9,673)
                                           ---------------    ---------------     -------------    --------------    -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                -                  -                 -                 -              2,060
   Participant transfers                            19,224            121,743             3,221               -              1,743
   Participant withdrawals                            (273)            (4,766)              (93)           (4,366)          (2,160)
                                           ---------------    ---------------     -------------    --------------    -------------
   Net increase (decrease) in net
      assets resulting from participant
      transactions                                  18,951            116,977             3,128            (4,366)           1,643
                                           ---------------    ---------------     -------------    --------------    -------------
   Net increase (decrease) in net assets            19,984             82,172             2,582            (2,188)          (8,030)
NET ASSETS
   Beginning of period                                 -              115,834               -             111,121          109,096
                                           ---------------    ---------------     -------------    --------------    -------------
   End of period                           $        19,984    $       198,006     $       2,582    $      108,933    $     101,066
                                           ===============    ===============     =============    ==============    =============

                                               PHOENIX-
                                               OAKHURST      PHOENIX-SANFORD                                        ALGER AMERICAN
                                              STRATEGIC       BERNSTEIN MID-     PHOENIX-SENECA   PHOENIX-SENECA       LEVERAGED
                                              ALLOCATION        CAP VALUE        MID-CAP GROWTH   STRATEGIC THEME   ALLCAP PORTFOLIO
                                              SUBACCOUNT       SUBACCOUNT(1)        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                           ---------------   ----------------    ---------------  ---------------   ----------------
FROM OPERATIONS
   Net investment income (loss)            $       396,234    $           865     $        (732)   $       (2,193)   $        (241)
   Net realized gain (loss)                        330,205                641           (17,540)          (20,494)           1,297
   Net unrealized appreciation
      (depreciation)                              (466,471)            17,504           (34,081)         (133,754)         (10,184)
                                           ---------------    ---------------     -------------    --------------    -------------
   Net increase (decrease) resulting
      from operations                              259,968             19,010           (52,353)         (156,441)          (9,128)
                                           ---------------    ---------------     -------------    --------------    -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                             38,117              8,240             2,060               -                -
   Participant transfers                           (95,781)           107,780             1,448           (55,340)           3,221
   Participant withdrawals                        (443,949)            (1,008)           (3,019)          (42,780)            (578)
                                           ---------------    ---------------     -------------    --------------    -------------
   Net increase (decrease) in net
      assets resulting from participant
      transactions                                (501,613)           115,012               489           (98,120)           2,643
                                           ---------------    ---------------     -------------    --------------    -------------
   Net increase (decrease) in net assets          (241,645)           134,022           (51,864)         (254,561)          (6,485)
NET ASSETS
   Beginning of period                          19,918,702                -             156,263           608,697           52,989
                                           ---------------    ---------------     -------------    --------------    -------------
   End of period                           $    19,677,057    $       134,022     $     104,399    $      354,136    $      46,504
                                           ===============    ===============     =============    ==============    =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                           FEDERATED FUND
                                              FOR U.S.         FEDERATED HIGH                        VIP GROWTH
                                             GOVERNMENT         INCOME BOND     VIP CONTRAFUND(R)   OPPORTUNITIES      VIP GROWTH
                                            SECURITIES II          FUND II          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                            SUBACCOUNT(5)        SUBACCOUNT       SUBACCOUNT(2)     SUBACCOUNT(2)     SUBACCOUNT(2)
                                          -----------------    ---------------  -----------------   --------------    -------------
FROM OPERATIONS
   Net investment income (loss)            $          (121)   $         2,494     $          31    $          (6)    $        (54)
   Net realized gain (loss)                             12                (17)              335               (19)             821
   Net unrealized appreciation
      (depreciation)                                 1,682             (3,619)           (1,427)             (459)          (3,340)
                                           ---------------    ---------------     -------------    --------------    -------------
   Net increase (decrease) resulting
      from operations                                1,573             (1,142)           (1,061)             (484)          (2,573)
                                           ---------------    ---------------     -------------    --------------    -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                -                  -                 -                 -                -
   Participant transfers                            34,923             18,819            13,621             3,221           13,621
   Participant withdrawals                            (241)              (400)             (202)             (107)            (165)
                                           ---------------    ---------------     -------------    --------------    -------------
   Net increase (decrease) in net assets
      resulting from participant
      transaction   s                               34,682             18,419            13,419             3,114           13,456
                                           ---------------    ---------------     -------------    --------------    -------------
   Net increase (decrease) in net assets            36,255             17,277            12,358             2,630           10,883
NET ASSETS
   Beginning of period                                 -                7,300               -                 -                -
                                           ---------------    ---------------     -------------    --------------    -------------
   End of period                           $        36,255    $        24,577     $      12,358    $        2,630    $      10,883
                                           ===============    ===============     =============    ==============    =============

                                                                                   TEMPLETON
                                                                                   DEVELOPING        TEMPLETON
                                             MUTUAL SHARES    TEMPLETON ASSET       MARKETS        INTERNATIONAL       TECHNOLOGY
                                              SECURITIES         STRATEGY          SECURITIES        SECURITIES        PORTFOLIO
                                              SUBACCOUNT       SUBACCOUNT(4)       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                           ----------------  ----------------     -------------    --------------    --------------
FROM OPERATIONS
   Net investment income (loss)            $           610    $            47     $          31    $        1,707    $      (1,158)
   Net realized gain (loss)                          2,894                471            (4,958)           16,344           (2,949)
   Net unrealized appreciation
      (depreciation)                                  (661)              (706)            3,484           (31,318)        (184,965)
                                           ---------------    ---------------     -------------    --------------    -------------
   Net increase (decrease) resulting
      from operations                                2,843               (188)           (1,443)          (13,267)        (189,072)
                                           ---------------    ---------------     -------------    --------------    -------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                 -                  -                 -                 -                -
  Participant transfers                              2,387              5,033           (12,494)              -             24,021
  Participant withdrawals                           (2,573)               -             (16,994)           (1,449)          (2,723)
                                           ---------------    ---------------     -------------    --------------    -------------
  Net increase (decrease) in net assets
      resulting from participant
      transactions                                    (186)             5,033           (29,488)           (1,449)          21,298
                                           ---------------    ---------------     -------------    --------------    -------------
  Net increase (decrease) in net assets              2,657              4,845           (30,931)          (14,716)        (167,774)
NET ASSETS
   Beginning of period                              43,314                -              38,355            81,154          360,617
                                           ---------------    ---------------     -------------    --------------    -------------
   End of period                           $        45,971    $         4,845     $       7,424    $       66,438    $     192,843
                                           ===============    ===============     =============    ==============    =============

                                                                  WANGER
                                            WANGER FOREIGN     INTERNATIONAL                         WANGER U.S.
                                                FORTY            SMALL CAP        WANGER TWENTY       SMALL CAP
                                              SUBACCOUNT        SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                           ----------------   ----------------    --------------   ---------------
FROM OPERATIONS
   Net investment income (loss)            $           (16)   $        (1,356)    $          (4)   $       (2,402)
   Net realized gain (loss)                         (1,504)            73,635             3,127           (12,032)
   Net unrealized appreciation
      (depreciation)                                    64           (139,113)           (3,530)           73,423
                                           ---------------    ---------------     -------------    --------------
   Net increase (decrease) resulting
      from operations                               (1,456)           (66,834)             (407)           58,989
                                           ---------------    ---------------     -------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                -                  -                 -                 -
   Participant transfers                            (5,715)           (19,218)          (12,875)           (7,016)
   Participant withdrawals                          (5,890)           (27,180)              (30)          (54,769)
                                           ---------------    ---------------     -------------    --------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                 (11,605)           (46,398)          (12,905)          (61,785)
                                           ---------------    ---------------     -------------    --------------
   Net increase (decrease) in net assets           (13,061)          (113,232)          (13,312)           (2,796)
NET ASSETS
   Beginning of period                              16,693            346,713            13,312           564,156
                                           ---------------    ---------------     -------------    --------------
   End of period                           $         3,632    $       233,481     $         -      $      561,360
                                           ===============    ===============     =============    ==============

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2001

(1) From inception January 8, 2001 to December 31, 2001
(2) From inception January 18, 2001 to December 31, 2001
(3) From inception February 20, 2001 to December 31, 2001
(4) From inception April 2, 2001 to December 31, 2001
(5) From inception May 1, 2001 to December 31, 2001

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                                                                                 GOODWIN MULTI-
                                                                GOODWIN MONEY          ENGEMANN CAPITAL          SECTOR FIXED
                                                                    MARKET                  GROWTH                   INCOME
                                                                 SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                                             ------------------       -------------------      ------------------
FROM OPERATIONS
   Net investment income (loss)                              $           33,011       $         (239,614)      $          274,001
   Net realized gain (loss)                                                 -                  1,975,379                       96
   Net unrealized appreciation (depreciation)                               -                (10,658,846)                 (67,863)
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) resulting from operations                     33,011               (8,923,081)                 206,234
                                                             ------------------       ------------------       ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                     765                   11,696                   24,116
   Participant transfers                                               (473,263)                 (55,031)                 120,314
   Participant withdrawals                                             (211,248)              (1,766,013)                (193,936)
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                    (683,746)              (1,809,348)                 (49,506)
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) in net assets                               (650,735)             (10,732,429)                 156,728
NET ASSETS
   Beginning of period                                                1,217,155               50,565,525                3,447,504
                                                             ------------------       ------------------       ------------------
   End of period                                             $          566,420       $       39,833,096       $        3,604,232
                                                             ==================       ==================       ==================

                                                                  OAKHURST
                                                                  STRATEGIC                 ABERDEEN
                                                                  ALLOCATION              INTERNATIONAL         OAKHURST BALANCED
                                                                  SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                                             ------------------        -----------------       ------------------
FROM OPERATIONS
   Net investment income (loss)                              $          440,799        $           1,290       $            2,627
   Net realized gain (loss)                                           2,028,886                  120,298                   12,052
   Net unrealized appreciation (depreciation)                        (2,449,891)                (345,514)                 (14,580)
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) resulting from operations                     19,794                 (223,926)                      99
                                                             ------------------       ------------------       ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                  11,853                      -                        -
   Participant transfers                                                (49,633)                (579,636)                     -
   Participant withdrawals                                             (644,907)                (106,636)                  (5,877)
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                    (682,687)                (686,272)                  (5,877)
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) in net assets                               (662,893)                (910,198)                  (5,778)
NET ASSETS
   Beginning of period                                               20,581,595                1,880,297                  116,899
                                                             ------------------       ------------------       ------------------
   End of period                                             $       19,918,702       $          970,099       $          111,121
                                                             ==================       ==================       ==================

                                                               DUFF & PHELPS
                                                                REAL ESTATE           SENECA STRATEGIC
                                                                SECURITIES                 THEME                  ABERDEEN NEW
                                                                SUBACCOUNT              SUBACCOUNT              ASIA SUBACCOUNT
                                                           --------------------       ------------------       ------------------
FROM OPERATIONS
   Net investment income (loss)                              $            3,246       $           (3,845)      $             (207)
   Net realized gain (loss)                                               2,439                   76,023                   20,126
   Net unrealized appreciation (depreciation)                            18,330                 (164,500)                 (24,312)
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) resulting from operations                     24,015                  (92,322)                  (4,393)
                                                             ------------------       ------------------       ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                     -                      7,028                      -
   Participant transfers                                                 36,748                   72,396                 (185,843)
   Participant withdrawals                                               (1,775)                 (41,015)                    (554)
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                      34,973                   38,409                 (186,397)
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) in net assets                                 58,988                  (53,913)                (190,790)
NET ASSETS
   Beginning of period                                                   62,976                  662,610                  190,790
                                                             ------------------       ------------------       ------------------
   End of period                                             $          121,964       $          608,697       $              -
                                                             ==================       ==================       ==================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                   (CONTINUED)

                                                               J.P. MORGAN
                                                                 RESEARCH                                        SENECA MID-CAP
                                                               ENHANCED INDEX            ENGEMANN NIFTY              GROWTH
                                                                SUBACCOUNT              FIFTY SUBACCOUNT            SUBACCOUNT
                                                             ------------------       -------------------      -------------------
FROM OPERATIONS
   Net investment income (loss)                              $              647       $           (1,161)      $             (658)
   Net realized gain (loss)                                               4,592                   20,494                   14,894
   Net unrealized appreciation (depreciation)                           (43,162)                 (46,465)                 (22,228)
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) resulting from operations                    (37,923)                 (27,132)                  (7,992)
                                                             ------------------       ------------------       ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                     -                        -                        -
   Participant transfers                                               (106,020)                  11,014                  159,452
   Participant withdrawals                                              (76,388)                (105,291)                  (2,366)
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                    (182,408)                 (94,277)                 157,086
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) in net assets                               (220,331)                (121,409)                 149,094
NET ASSETS
   Beginning of period                                                  458,753                  287,973                    7,169
                                                             ------------------       ------------------       ------------------
   End of period                                             $          238,422       $          166,564       $          156,263
                                                             ==================       ==================       ==================

                                                                 OAKHURST
                                                                GROWTH AND            HOLLISTER VALUE
                                                                  INCOME                   EQUITY              WANGER U.S. SMALL
                                                                SUBACCOUNT               SUBACCOUNT              CAP SUBACCOUNT
                                                             -------------------      ------------------       -------------------
FROM OPERATIONS
   Net investment income (loss)                              $             (111)      $              195       $           (2,178)
   Net realized gain (loss)                                               5,881                   10,819                   73,624
   Net unrealized appreciation (depreciation)                           (20,068)                  12,156                 (139,578)
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) resulting from operations                    (14,298)                  23,170                  (68,132)
                                                             ------------------       ------------------       ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                     -                        -                      9,371
   Participant transfers                                               (103,243)                  81,250                  155,641
   Participant withdrawals                                              (16,882)                  (1,439)                 (91,234)
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                    (120,125)                  79,811                   73,778
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) in net assets                               (134,423)                 102,981                    5,646
NET ASSETS
   Beginning of period                                                  243,519                   19,190                  558,510
                                                             ------------------       ------------------       ------------------
   End of period                                             $          109,096       $          122,171       $          564,156
                                                             ==================       ==================       ==================

                                                                   WANGER                                         TEMPLETON
                                                                INTERNATIONAL             TEMPLETON               DEVELOPING
                                                                  SMALL CAP             INTERNATIONAL               MARKETS
                                                                 SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
                                                             -------------------     -------------------       -------------------
FROM OPERATIONS
   Net investment income (loss)                              $           (2,593)      $              860       $              355
   Net realized gain (loss)                                              10,613                    6,217                   (4,972)
   Net unrealized appreciation (depreciation)                          (179,570)                 (11,582)                 (22,006)
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) resulting from operations                   (171,550)                  (4,505)                 (26,623)
                                                             ------------------       ------------------       ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                     -                        -                      5,075
   Participant transfers                                                200,786                   16,475                  (25,371)
   Participant withdrawals                                              (22,329)                  (1,444)                    (820)
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                     178,457                   15,031                  (21,116)
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) in net assets                                  6,907                   10,526                  (47,739)
NET ASSETS
   Beginning of period                                                  339,806                   70,628                   86,094
                                                             ------------------       ------------------       ------------------
   End of period                                             $          346,713       $           81,154       $           38,355
                                                             ==================       ==================       ==================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                   (CONTINUED)

                                                               MUTUAL SHARES
                                                                INVESTMENT                                           WANGER
                                                                   FUND                 WANGER TWENTY            FOREIGN FORTY
                                                               SUBACCOUNT(4)              SUBACCOUNT              SUBACCOUNT(1)
                                                             ------------------       ------------------       ------------------
FROM OPERATIONS
   Net investment income (loss)                              $             (112)      $              (73)       $             (56)
   Net realized gain (loss)                                                  14                   14,411                      253
   Net unrealized appreciation (depreciation)                             3,596                  (13,805)                  (3,239)
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) resulting from operations                      3,498                      533                   (3,042)
                                                             ------------------       ------------------       ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                     -                        -                      1,953
   Participant transfers                                                 39,816                    7,696                   19,663
   Participant withdrawals                                                  -                    (72,624)                  (1,881)
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                      39,816                  (64,928)                  19,735
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) in net assets                                 43,314                  (64,395)                  16,693
NET ASSETS
   Beginning of period                                                      -                     77,707                      -
                                                             ------------------       ------------------       ------------------
   End of period                                             $           43,314       $           13,312       $           16,693
                                                             ==================       ==================       ==================

                                                                  FEDERATED                                      MORGAN STANLEY
                                                                 HIGH INCOME                                       TECHNOLOGY
                                                                BOND FUND II             JANUS GROWTH              PORTFOLIO
                                                               SUBACCOUNT(2)             SUBACCOUNT(3)           SUBACCOUNT(3)
                                                             ------------------       ------------------       ------------------
FROM OPERATIONS
   Net investment income (loss)                              $              702       $             (396)      $           (2,205)
   Net realized gain (loss)                                                  (3)                   4,681                      563
   Net unrealized appreciation (depreciation)                            (1,399)                 (21,159)                (150,372)
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) resulting from operations                       (700)                 (16,874)                (152,014)
                                                             ------------------       ------------------       ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                   5,156                    5,158                      -
   Participant transfers                                                 51,275                  426,522                  512,631
   Participant withdrawals                                              (48,431)                (298,972)                     -
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                       8,000                  132,708                  512,631
                                                             ------------------       ------------------       ------------------
   Net increase (decrease) in net assets                                  7,300                  115,834                  360,617
NET ASSETS
   Beginning of period                                                      -                        -                        -
                                                             ------------------       ------------------       ------------------
   End of period                                             $            7,300       $          115,834       $          360,617
                                                             ==================       ==================       ==================

                                                                ALGER AMERICAN
                                                                  LEVERAGED
                                                                   ALL-CAP
                                                                SUBACCOUNT(4)
                                                             -------------------
FROM OPERATIONS
   Net investment income (loss)                              $             (177)
   Net realized gain (loss)                                                 (26)
   Net unrealized appreciation (depreciation)                           (14,893)
                                                             ------------------
   Net increase (decrease) resulting from operations                    (15,096)
                                                             ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                     -
   Participant transfers                                                 68,485
   Participant withdrawals                                                 (400)
                                                             ------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                      68,085
                                                             ------------------
   Net increase (decrease) in net assets                                 52,989
NET ASSETS
   Beginning of period                                                      -
                                                             ------------------
   End of period                                             $           52,989
                                                             ==================

   Footnotes for Statements of Changes in Net Assets
   For the period ended December 31, 2000

   1 From inception March 10, 2000 to December 31, 2000
   2 From inception February 4, 2000 to December 31, 2000
   3 From inception January 13, 2000 to December 31, 2000
   4 From inception June 15, 2000 to December 31, 2000

                        See Notes to Financial Statements

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

      The Phoenix Life Variable Universal Life Account (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The
Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Account currently consists of 55 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2002, all subaccounts were available for investment.

      Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

      The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                             INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                        Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                       Long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series        Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                          Track the total return of the Dow Jones Industrial Average(SM) before fund expenses.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series             Track the total return of the Nasdaq-100 Index(R) before fund expenses.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal emphasis.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation, with income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series          Long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                   Long-term capital appreciation. The series has a secondary investment objective to seek current income.
-----------------------------------------------------------------------------------------------------------------------------------
                                                        High total return by investing in a broadly diversified portfolio of equity
Phoenix-J.P. Morgan Research Enhanced Index Series      securities of large and medium capitalization companies within the market sectors found in the S&P 500.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                    Maximum total return consistent with the preservation of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                             Long-term growth of capital in a manner consistent with the preservation of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                     Long-term capital appreciation with dividend income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                    Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to produce a high total return.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series               Long-term growth of capital and future income rather than current income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                      Long-term growth of capital and secondarily to provide reasonable current income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                Capital appreciation and reasonable income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               Dividend growth, current income and capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series            High total return over an extended period of time consistent with prudent investment risk.
-----------------------------------------------------------------------------------------------------------------------------------

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                             INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series           Long-term capital growth through investment in equity securities of foreign and U.S. companies.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation. Current income is a secondary investment objective.
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in small
Phoenix-Sanford Bernstein Small-Cap Value Series        capitalization stocks that appear to be undervalued. Current income is a secondary investment objective.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series   Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                  Capital appreciation by investing primarily in equity securities.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary objective.
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income.
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      High current income.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary objective.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                  High total return.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                   Replicate, as closely as possible, before expenses, the performance of the
                                                        EAFE(R) Index which measures international stock market performance.
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Replicate, as closely as possible, before expenses, the performance of the
Scudder VIT Equity 500 Index Fund                       Standard & Poor's 500 Index which emphasizes stocks of large U.S.
                                                        companies.
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in equity securities
Technology Portfolio                                    of companies that the Adviser expects will benefit from their involvement in technology-related industries.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                    Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                          Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                           Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

      A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective Series.

      B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

      C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

      D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

      E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles adopted or in effect in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2002, there were no contracts in the payout (annuitization) period.

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS

    Purchases and sales of shares of the Funds for the period ended December 31, 2002 aggregated the following:

SUBACCOUNT                                                              PURCHASES                      SALES
----------                                                              ---------                      ------
The Phoenix Edge Series Fund
   Phoenix-Aberdeen International Series                            $           6,123           $           55,007
   Phoenix-Aberdeen New Asia Series                                             6,884                           83
   Phoenix-AIM Mid-Cap Equity Series                                            8,445                           65
   Phoenix-Deutsche Dow 30 Series                                                 296                          593
   Phoenix-Duff & Phelps Real Estate Securities Series                         55,336                      118,329
   Phoenix-Engemann Capital Growth Series                                     109,782                   19,237,796
   Phoenix-Goodwin Money Market Series                                        231,950                      342,266
   Phoenix-Goodwin Multi-Sector Fixed Income Series                         9,035,709                      401,692
   Phoenix-Hollister Value Equity Series                                       98,645                       32,311
   Phoenix-J.P. Morgan Research Enhanced Index Series                          22,464                       98,276
   Phoenix-Janus Flexible Income Series                                         1,001                          456
   Phoenix-Janus Growth Series                                                 28,115                       92,272
   Phoenix-MFS Investors Trust Series                                           8,455                           65
   Phoenix-Oakhurst Growth and Income Series                                   22,269                        5,700
   Phoenix-Oakhurst Strategic Allocation Series                               345,981                   12,811,715
   Phoenix-Sanford Bernstein Mid-Cap Value Series                             296,598                      102,687
   Phoenix-Sanford Bernstein Small-Cap Value Series                            87,991                       16,959
   Phoenix-Seneca Mid-Cap Growth Series                                        29,369                       51,872
   Phoenix-Seneca Strategic Theme Series                                           79                       56,678
   Phoenix-Van Kampen Focus Equity Series                                           1                          120

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                              PURCHASES                      SALES
----------                                                              ---------                      ------
The Alger American Fund
   Alger American Leveraged AllCap Portfolio                        $              16           $              703

Federated Insurance Series
   Federated Fund for U.S. Government Securities II                        11,696,990                      192,462
   Federated High Income Bond Fund II                                          18,794                        9,254

Fidelity(R) Variable Insurance Products
   VIP Contrafund(R) Portfolio                                                123,695                       24,257
   VIP Growth Opportunities Portfolio                                              21                          140
   VIP Growth Portfolio                                                     6,461,883                      128,745

Franklin Templeton Variable Insurance Products Trust -- Class 2
   Mutual Shares Securities Fund                                                1,300                        2,305
   Templeton Developing Markets Securities Fund                                   109                          185
   Templeton Foreign Securities Fund                                           40,687                       33,278
   Templeton Global Asset Allocation Fund                                          89                        4,242
   Templeton Growth Securities Fund                                         5,365,528                       83,306

Scudder VIT Funds
   Scudder VIT EAFE(R) Equity Index Fund                                       63,842                          994
   Scudder VIT Equity 500 Index Fund                                          127,973                          503

The Universal Institutional Funds, Inc.
   Technology Portfolio                                                           118                        9,075

Wanger Advisors Trust
   Wanger Foreign Forty                                                             1                           60
   Wanger International Small Cap                                              11,073                        5,503
   Wanger Twenty                                                               21,003                          441
   Wanger U.S. Smaller Companies                                              117,869                      137,373

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES

    A summary of Financial Highlights of the Account for the periods ended December 31, 2002 and 2001 follows:

                                                                                PERIOD ENDED
                                                                                 DECEMBER 31,
                                                                        ---------------------------------
                                                                             2002                 2001
                                                                        -----------           -----------
THE PHOENIX EDGE SERIES FUND
   PHOENIX-ABERDEEN INTERNATIONAL SERIES
   Units                                                                    273,747               301,226
   Unit Value, end of period                                              $1.632771             $1.926161
   Net assets, end of period (thousands)                                  $     447             $     580
   Mortality and Expense fees as a % of average net assets                     0.50%                 0.50%
   Net investment income as a % of average net assets                          0.58%                (0.50%)
   Total return                                                              (15.23%)              (24.42%)

   PHOENIX-ABERDEEN NEW ASIA SERIES
   Units                                                                      5,535                     -
   Unit Value, end of period                                              $1.081430                     -
   Net assets, end of period (thousands)                                  $       6                     -
   Mortality and Expense fees as a % of average net assets                     0.50%                    -
   Net investment income as a % of average net assets                          4.17%                    -
   Total return                                                               (9.94%)                   -

   PHOENIX-AIM MID-CAP EQUITY SERIES(9)
   Units                                                                      7,407                     -
   Unit Value, end of period                                              $0.943904                     -
   Net assets, end of period (thousands)                                  $       7                     -
   Mortality and Expense fees as a % of average net assets                     0.50%(11)                -
   Net investment income as a % of average net assets                         (0.49%)(11)               -
   Total return                                                              (17.10%)                   -

   PHOENIX-DEUTSCHE DOW 30 SERIES(2)
   Units                                                                     22,322                22,860
   Unit Value, end of period                                              $0.801367             $0.953126
   Net assets, end of period (thousands)                                  $      18             $      22
   Mortality and Expense fees as a % of average net assets                     0.50%                 0.50%(11)
   Net investment income as a % of average net assets                          0.75%                 1.05%(11)
   Total return                                                              (15.92%)               (4.69%)

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
   Units                                                                     67,854               104,025
   Unit Value, end of period                                              $1.999864             $1.793249
   Net assets, end of period (thousands)                                  $     136             $     187
   Mortality and Expense fees as a % of average net assets                     0.50%                 0.50%
   Net investment income as a % of average net assets                          3.25%                 3.85%
   Total return                                                               11.52%                 6.08%

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                PERIOD ENDED
                                                                                 DECEMBER 31,
                                                                        ----------------------------------
                                                                             2002                 2001
                                                                        -------------         ------------
   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
   Units                                                                   1,191,460             6,484,023
   Unit Value, end of period                                              $ 2.884585            $ 3.855685
   Net assets, end of period (thousands)                                  $    3,437            $   25,001
   Mortality and Expense fees as a % of average net assets                      0.50%                 0.50%
   Net investment income as a % of average net assets                          (0.49%)               (0.44%)
   Total return                                                               (25.19%)              (34.91%)

   PHOENIX-GOODWIN MONEY MARKET SERIES
   Units                                                                     218,241               273,462
   Unit Value, end of period                                              $ 2.090894            $ 2.071972
   Net assets, end of period (thousands)                                  $      456            $      567
   Mortality and Expense fees as a % of average net assets                      0.50%                 0.50%
   Net investment income as a % of average net assets                           0.91%                 3.33%
   Total return                                                                 0.91%                 3.30%

   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
   Units                                                                   3,929,370             1,231,790
   Unit Value, end of period                                              $ 3.145422            $ 2.873877
   Net assets, end of period (thousands)                                  $   12,360            $    3,540
   Mortality and Expense fees as a % of average net assets                      0.50%                 0.50%
   Net investment income as a % of average net assets                           7.47%                 7.47%
   Total return                                                                 9.45%                 5.56%

   PHOENIX-HOLLISTER VALUE EQUITY SERIES
   Units                                                                     178,484               117,565
   Unit Value, end of period                                              $ 1.064262            $ 1.370105
   Net assets, end of period (thousands)                                  $      189            $      161
   Mortality and Expense fees as a % of average net assets                      0.50%                 0.50%
   Net investment income as a % of average net assets                          (0.18%)                0.30%
   Total return                                                               (22.32%)              (18.37%)

   PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES
   Units                                                                     113,849               176,872
   Unit Value, end of period                                              $ 0.921800            $ 1.213946
   Net assets, end of period (thousands)                                  $      105            $      215
   Mortality and Expense fees as a % of average net assets                      0.50%                 0.50%
   Net investment income as a % of average net assets                           0.32%                 0.21%
   Total return                                                               (24.07%)              (12.34%)

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                PERIOD ENDED
                                                                                 DECEMBER 31,
                                                                        ----------------------------------
                                                                             2002                 2001
                                                                        -------------         ------------
   PHOENIX-JANUS FLEXIBLE INCOME SERIES(3)
   Units                                                                      18,646                18,960
   Unit Value, end of period                                              $ 1.160034            $ 1.053978
   Net assets, end of period (thousands)                                  $       22            $       20
   Mortality and Expense fees as a % of average net assets                      0.50%                 0.50%(11)
   Net investment income as a % of average net assets                           3.97%                 4.91%(11)
   Total return                                                                10.06%                 5.40%

   PHOENIX-JANUS GROWTH SERIES
   Units                                                                     173,691               293,673
   Unit Value, end of period                                              $ 0.477392            $ 0.674239
   Net assets, end of period (thousands)                                  $       83                  $198
   Mortality and Expense fees as a % of average net assets                      0.50%                 0.50%
   Net investment income as a % of average net assets                          (0.49%)                (0.5%)
   Total return                                                                29.20%)              (24.23%)

   PHOENIX-MFS INVESTORS TRUST SERIES(9)
   Units                                                                       8,465                     -
   Unit Value, end of period                                              $ 0.820858                     -
   Net assets, end of period (thousands)                                  $        7                     -
   Mortality and Expense fees as a % of average net assets                      0.50%(11)                -
   Net investment income as a % of average net assets                           0.29%(11)                -
   Total return                                                               (17.29%)                   -

   PHOENIX-OAKHURST GROWTH AND INCOME SERIES
   Units                                                                     112,287                92,260
   Unit Value, end of period                                              $ 0.844582            $ 1.095450
   Net assets, end of period (thousands)                                  $       95            $      101
   Mortality and Expense fees as a % of average net assets                      0.50%                 0.50%
   Net investment income as a % of average net assets                           0.41%                (0.01%)
   Total return                                                               (22.90%)               (8.63%)

   PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
   Units                                                                   1,688,081             5,043,810
   Unit Value, end of period                                              $ 3.432321            $ 3.901229
   Net assets, end of period (thousands)                                      $5,794            $   19,677
   Mortality and Expense fees as a % of average net assets                      0.50%                 0.50%
   Net investment income as a % of average net assets                           1.64%                 2.03%
   Total return                                                               (12.02%)                1.36%

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                PERIOD ENDED
                                                                                 DECEMBER 31,
                                                                        ----------------------------------
                                                                             2002                 2001
                                                                        -------------         ------------
   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(1)
   Units                                                                    239,327               108,816
   Unit Value, end of period                                              $1.120708             $1.231636
   Net assets, end of period (thousands)                                       $268                  $134
   Mortality and Expense fees as a % of average net assets                     0.50%                 0.50%(11)
   Net investment income as a % of average net assets                          0.55%                 2.46%(11)
   Total return                                                               (9.01%)               23.16%

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(6)
   Units                                                                     55,333                     -
   Unit Value, end of period                                              $0.966433                     -
   Net assets, end of period (thousands)                                  $      53                     -
   Mortality and Expense fees as a % of average net assets                     0.50%(11)                -
   Net investment income as a % of average net assets                          0.23%(11)                -
   Total return                                                               (7.13%)                   -

   PHOENIX-SENECA MID-CAP GROWTH SERIES
   Units                                                                     54,537                79,645
   Unit Value, end of period                                              $0.880382             $1.310813
   Net assets, end of period (thousands)                                  $      48             $     104
   Mortality and Expense fees as a % of average net assets                     0.50%                 0.50%
   Net investment income as a % of average net assets                          0.49%)               (0.50%)
   Total return                                                              (32.84%)              (25.66%)

   PHOENIX-SENECA STRATEGIC THEME SERIES
   Units                                                                    169,496               214,336
   Unit Value, end of period                                              $1.068910             $1.652245
   Net assets, end of period (thousands)                                  $     181             $     354
   Mortality and Expense fees as a % of average net assets                     0.50%                 0.50%
   Net investment income as a % of average net assets                         (0.49%)               (0.50%)
   Total return                                                              (35.31%)              (27.72%)

   PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES(2)
   Units                                                                      2,956                 3,111
   Unit Value, end of period                                             $ 0.582723             $0.829819
   Net assets, end of period (thousands)                                 $        2             $       3
   Mortality and Expense fees as a % of average net assets                     0.50%                 0.50%
   Net investment income as a % of average net assets                         (0.48%)               (0.51%)(11)
   Total return                                                              (29.78%)              (17.02%)(11)

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                PERIOD ENDED
                                                                                 DECEMBER 31,
                                                                        ----------------------------------
                                                                             2002                 2001
                                                                        -------------         ------------
THE ALGER AMERICAN FUND
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
   Units                                                                       70,482               71,414
   Unit Value, end of period                                              $  0.428225           $ 0.651191
   Net assets, end of period (thousands)                                  $        30           $       47
   Mortality and Expense fees as a % of average net assets                       0.50%                0.50%
   Net investment income as a % of average net assets                           (0.48%)              (0.50%)
   Total return                                                                (34.24%)             (17.35%)

FEDERATED INSURANCE SERIES
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(5)
   Units                                                                   10,509,295               34,689
   Unit Value, end of period                                              $  1.133972           $ 1.045109
   Net assets, end of period (thousands)                                  $    11,917           $       36
   Mortality and Expense fees as a % of average net assets                       0.50%                0.50%(11)
   Net investment income as a % of average net assets                            3.91%               (0.50%)(11)
   Total return                                                                  8.50%                4.51%

   FEDERATED HIGH INCOME BOND FUND II
   Units                                                                       33,552               26,691
   Unit Value, end of period                                              $  0.928882           $ 0.920760
   Net assets, end of period (thousands)                                  $        31           $       25
   Mortality and Expense fees as a % of average net assets                       0.50%                0.50%
   Net investment income as a % of average net assets                            7.41%               10.71%
   Total return                                                                  0.88%                0.87%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   VIP CONTRAFUND(R) PORTFOLIO(2)
   Units                                                                      130,260               13,510
   Unit Value, end of period                                              $  0.824382            $0.914728
   Net assets, end of period (thousands)                                  $       107            $      12
   Mortality and Expense fees as a % of average net assets                       0.50%                0.50%(11)
   Net investment income as a % of average net assets                           (0.33%)               0.26%(11)
   Total return                                                                 (9.88%)              (8.53%)

   VIP GROWTH OPPORTUNITIES PORTFOLIO(2)
   Units                                                                        2,929                3,096
   Unit Value, end of period                                              $  0.660083            $0.849594
   Net assets, end of period (thousands)                                  $         2            $       3
   Mortality and Expense fees as a % of average net assets                       0.50%                0.50%(11)
   Net investment income as a % of average net assets                            0.45%               (0.23%)(11)
   Total return                                                                (22.31%)             (15.04%)

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                PERIOD ENDED
                                                                                 DECEMBER 31,
                                                                        ----------------------------------
                                                                             2002                 2001
                                                                        -------------         ------------
   VIP GROWTH PORTFOLIO
   Units                                                                    8,153,341               13,270
   Unit Value, end of period                                              $  0.569607            $0.820149
   Net assets, end of period (thousands)                                  $     4,644            $      11
   Mortality and Expense fees as a % of average net assets                       0.50%                0.50%
   Net investment income as a % of average net assets                           (0.48%)              (0.50%)
   Total return                                                                (30.55%)             (17.99%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
   MUTUAL SHARES SECURITIES FUND
   Units                                                                       37,794               39,687
   Unit Value, end of period                                              $  1.016426            $1.158352
   Net assets, end of period (thousands)                                  $        38            $      46
   Mortality and Expense fees as a % of average net assets                       0.50%                0.50%
   Net investment income as a % of average net assets                            0.37%                1.33%
   Total return                                                                (12.25%)               6.51%

   TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   Units                                                                        7,580                7,724
   Unit Value, end of period                                              $  0.955047            $0.961249
   Net assets, end of period (thousands)                                  $         7            $       7
   Mortality and Expense fees as a % of average net assets                       0.50%                0.50%
   Net investment income as a % of average net assets                            0.90%                0.14%
   Total return                                                                 (0.65%)              (8.54%)

   TEMPLETON FOREIGN SECURITIES FUND
   Units                                                                       64,731               66,082
   Unit Value, end of period                                              $  0.814662            $1.005374
   Net assets, end of period (thousands)                                  $        53            $      66
   Mortality and Expense fees as a % of average net assets                       0.50%                0.50%
   Net investment income as a % of average net assets                            1.72%                2.39%
   Total return                                                                (18.97%)             (16.42%)

   TEMPLETON GROWTH SECURITIES FUND(7)
   Units                                                                    5,293,190                    -
   Unit Value, end of period                                              $  0.802295                    -
   Net assets, end of period (thousands)                                  $     4,247                    -
   Mortality and Expense fees as a % of average net assets                       0.50%(11)               -
   Net investment income as a % of average net assets                            2.18%(11)               -
   Total return                                                                (16.40%)                  -

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                PERIOD ENDED
                                                                                 DECEMBER 31,
                                                                        ----------------------------------
                                                                             2002                 2001
                                                                        -------------         ------------

SCUDDER VIT FUNDS
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND(8)
   Units                                                                       70,770                    -
   Unit Value, end of period                                              $  0.696637                    -
   Net assets, end of period (thousands)                                  $        49                    -
   Mortality and Expense fees as a % of average net assets                       0.50%(11)               -
   Net investment income as a % of average net assets                            1.38%(11)               -
   Total return                                                                (20.67%)                  -

   SCUDDER VIT EQUITY 500 INDEX FUND(10)
   Units                                                                      151,211                    -
   Unit Value, end of period                                              $  0.823382                    -
   Net assets, end of period (thousands)                                  $       125                    -
   Mortality and Expense fees as a % of average net assets                       0.50%(11)               -
   Net investment income as a % of average net assets                            5.32%(11)               -
   Total return                                                                 (0.98%)                  -

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   TECHNOLOGY PORTFOLIO
   Units                                                                      448,732              482,147
   Unit Value, end of period                                              $  0.203090            $0.399997
   Net assets, end of period (thousands)                                  $        91            $     193
   Mortality and Expense fees as a % of average net assets                       0.50%                0.50%
   Net investment income as a % of average net assets                           (0.48%)               (0.5%)
   Total return                                                                (49.22%)              (4.91%)

WANGER ADVISORS TRUST
   WANGER FOREIGN FORTY
   Units                                                                        6,146                6,226
   Unit Value, end of period                                              $  0.491750            $0.583428
   Net assets, end of period (thousands)                                  $         3            $       4
   Mortality and Expense fees as a % of average net assets                       0.50%                0.50%
   Net investment income as a % of average net assets                           (0.52%)              (0.38%)
   Total return                                                                (15.71%)             (26.98%)

   WANGER INTERNATIONAL SMALL CAP
   Units                                                                      162,228              158,243
   Unit Value, end of period                                              $  1.265020            $1.475462
   Net assets, end of period (thousands)                                  $       205            $     233
   Expenses as a % of average net assets                                         0.50%                0.50%
   Net investment income as a % of average net assets                           (0.50%)              (0.50%)
   Total return                                                                (14.26%)             (21.67%)

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                PERIOD ENDED
                                                                                 DECEMBER 31,
                                                                        ----------------------------------
                                                                             2002                 2001
                                                                        -------------         ------------
   WANGER TWENTY
   Units                                                                       19,210                    -
   Unit Value, end of period                                              $  0.997231                    -
   Net assets, end of period (thousands)                                  $        19                    -
   Mortality and Expense fees as a % of average net assets                       0.50%                   -
   Net investment income as a % of average net assets                           (0.49%)                  -
   Total return                                                                 (7.02%)                  -

   WANGER U.S. SMALLER COMPANIES
   Units                                                                      300,738              313,060
   Unit Value, end of period                                              $  1.484253            $1.793133
   Net assets, end of period (thousands)                                  $       446            $     561
   Mortality and Expense fees as a % of average net assets                       0.50%                0.50%
   Net investment income as a % of average net assets                           (0.49%)              (0.44%)
   Total return                                                                (17.23%)              10.83%

 (1) From inception January 8, 2001 to December 31, 2001.
 (2) From inception January 18, 2001 to December 31, 2001.
 (3) From inception February 20, 2001 to December 31, 2001.
 (4) From inception April 2, 2001 to December 31, 2001.
 (5) From inception May 1, 2001 to December 31, 2001.
 (6) From inception January 22, 2002 to December 31, 2002.
 (7) From inception February 25, 2002 to December 31, 2002.
 (8) From inception March 27, 2002 to December 31, 2002.
 (9) From inception May 15, 2002 to December 31, 2002.
(10) From inception October 22, 2002 to December 31, 2002.
(11) Annualized.

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                  SUBACCOUNT
                                             ------------------------------------------------------------------------------------
                                                  PHOENIX-
                                                  ABERDEEN                PHOENIX-            PHOENIX-AIM MID-       PHOENIX-
                                               INTERNATIONAL            ABERDEEN NEW             CAP EQUITY       DEUTSCHE DOW 30
                                                   SERIES               ASIA SERIES                SERIES             SERIES
                                             -----------------        ----------------        ----------------    --------------
Units outstanding, beginning of period                301,226                     -                       -               22,860
Participant deposits                                        -                     -                       -                    -
Participant transfers                                   9,835                 5,594                   7,451                  266
Participant withdrawals                               (37,314)                  (59)                    (44)                (804)
                                             -----------------------------------------------------------------------------------
Units outstanding, end of period                      273,747                 5,535                   7,407               22,322
                                             ===================================================================================

                                               PHOENIX-DUFF &             PHOENIX-                                    PHOENIX-
                                                 PHELPS REAL             ENGEMANN                 PHOENIX-         GOODWIN MULTI-
                                             ESTATE SECURITIES        CAPITAL GROWTH            GOODWIN MONEY      SECTOR FIXED
                                                   SERIES                 SERIES                MARKET SERIES       INCOME SERIES
                                             -----------------        ----------------        ----------------    --------------
Units outstanding, beginning of period                104,023             6,484,023                 273,462            1,231,790
Participant deposits                                        -                     -                  (5,513)                   -
Participant transfers                                   7,782            (5,171,089)                (35,889)           2,797,453
Participant withdrawals                               (43,951)             (121,474)                (13,819)             (99,873)
                                             -----------------------------------------------------------------------------------
Units outstanding, end of period                       67,854             1,191,460                 218,241            3,929,370
                                             ===================================================================================

                                                                         PHOENIX-J.P.
                                             PHOENIX-HOLLISTER         MORGAN RESEARCH         PHOENIX-JANUS
                                                VALUE EQUITY            ENHANCED INDEX        FLEXIBLE INCOME      PHOENIX-JANUS
                                                   SERIES                  SERIES                  SERIES          GROWTH SERIES
                                             -----------------        ----------------        ----------------    --------------
Units outstanding, beginning of period                117,565               176,872                  18,960              293,673
Participant deposits                                        -                     -                       -                    -
Participant transfers                                  71,762               (46,291)                      -              (93,136)
Participant withdrawals                               (10,843)              (16,732)                   (314)             (26,846)
                                             -----------------------------------------------------------------------------------
Units outstanding, end of period                      178,484               113,849                  18,646              173,691
                                             ===================================================================================

                                                                          PHOENIX-               PHOENIX-
                                                  PHOENIX-MFS         OAKHURST GROWTH           OAKHURST        PHOENIX-SANFORD
                                                INVESTORS TRUST          AND INCOME             STRATEGIC        BERNSTEIN MID-
                                                     SERIES                SERIES            ALLOCATION SERIES  CAP VALUE SERIES
                                             -----------------        ----------------       -----------------   ---------------
Units outstanding, beginning of period                      -                92,260               5,043,810              108,816
Participant deposits                                        -                     -                  38,093                    -
Participant transfers                                   8,515                25,165              (3,299,432)             164,898
Participant withdrawals                                   (50)               (5,138)                (94,390)             (34,387)
                                             -----------------------------------------------------------------------------------
Units outstanding, end of period                        8,465               112,287               1,688,081              239,327
                                             ===================================================================================

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                  SUBACCOUNT
                                             -----------------------------------------------------------------------------------
                                               PHOENIX-SANFORD        PHOENIX-SENECA         PHOENIX-SENECA         PHOENIX-VAN
                                               BERNSTEIN SMALL-       MID-CAP GROWTH        STRATEGIC THEME        KAMPEN FOCUS
                                              CAP VALUE SERIES             SERIES                SERIES            EQUITY SERIES
                                             -----------------        ----------------        ----------------   ---------------
Units outstanding, beginning of period                      -                79,645                 214,336                3,111
Participant deposits                                        -                     -                       -                    -
Participant transfers                                  62,097                  (628)                  5,472                  331
Participant withdrawals                                (6,764)              (24,480)                (50,312)                (486)
                                             -----------------------------------------------------------------------------------
Units outstanding, end of period                       55,333                54,537                 169,496                2,956
                                             ===================================================================================

                                                                      FEDERATED FUND
                                               ALGER AMERICAN            FOR U.S.              FEDERATED HIGH
                                              LEVERAGED ALLCAP          GOVERNMENT              INCOME BOND     VIP CONTRAFUND(R)
                                                  PORTFOLIO            SECURITIES II               FUND II          PORTFOLIO
                                             -----------------       -----------------        ----------------   ---------------
Units outstanding, beginning of period                 71,414                34,689                  26,691               13,510
Participant deposits                                        -                     -                       -                    -
Participant transfers                                     431            10,610,467                   7,348              145,668
Participant withdrawals                                (1,363)             (135,861)                   (487)             (28,918)
                                             -----------------------------------------------------------------------------------
Units outstanding, end of period                       70,482            10,509,295                  33,552              130,260
                                             ===================================================================================

                                                                                                                  TEMPLETON
                                                  VIP GROWTH                                                      DEVELOPING
                                                OPPORTUNITIES            VIP GROWTH            MUTUAL SHARES        MARKETS
                                                  PORTFOLIO              PORTFOLIO            SECURITIES FUND    SECURITIES FUND
                                             -----------------        ----------------        ----------------   ---------------
Units outstanding, beginning of period                  3,096                13,270                  39,687                7,724
Participant deposits                                        -                     -                       -                    -
Participant transfers                                     315             8,304,595                    (666)                   -
Participant withdrawals                                  (482)             (164,524)                 (1,227)                (144)
                                             -----------------------------------------------------------------------------------
Units outstanding, end of period                        2,929             8,153,341                  37,794                7,580
                                             ===================================================================================

                                                                                                                   SCUDDER VIT
                                                 TEMPLETON               TEMPLETON               TEMPLETON        EAFE(R) EQUITY
                                                  FOREIGN              GLOBAL ASSET               GROWTH              INDEX
                                               SECURITIES FUND        ALLOCATION FUND         SECURITIES FUND          FUND
                                             -----------------        ----------------        ----------------   ---------------
Units outstanding, beginning of period                 66,082                 5,033                       -                    -
Participant deposits                                        -                     -                       -                    -
Participant transfers                                      28                (5,033)              5,364,855               71,775
Participant withdrawals                                (1,379)                    -                 (71,665)              (1,005)
                                             -----------------------------------------------------------------------------------
Units outstanding, end of period                       64,731                     -               5,293,190               70,770
                                             ===================================================================================

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                  SUBACCOUNT
                                             -----------------------------------------------------------------------------------
                                                   SCUDDER VIT                                                       WANGER
                                                EQUITY 500 INDEX        TECHNOLOGY           WANGER FOREIGN       INTERNATIONAL
                                                      FUND              PORTFOLIO                 FORTY             SMALL CAP
                                             -----------------        ----------------        ----------------   ---------------
Units outstanding, beginning of period                      -               482,147                   6,226              158,243
Participant deposits                                        -                     -                       -                    -
Participant transfers                                 151,666               (26,692)                      -                7,492
Participant withdrawals                                  (455)               (6,723)                    (80)              (3,507)
                                             -----------------------------------------------------------------------------------
Units outstanding, end of period                      151,211               448,732                   6,146              162,228
                                             ===================================================================================

                                                                        WANGER U.S.
                                                                          SMALLER
                                                 WANGER TWENTY            COMPANIES
                                             -----------------        ----------------
Units outstanding, beginning of period                      -               313,060
Participant deposits                                        -                     -
Participant transfers                                  19,576                (5,932)
Participant withdrawals                                  (366)               (6,390)
                                             --------------------------------------
Units outstanding, end of period                       19,210               300,738
                                             ======================================

                                THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS)

                                                                                SUBACCOUNT
                                                --------------------------------------------------------------------------------
                                                  PHOENIX-                                  PHOENIX-DUFF &           PHOENIX-
                                                  ABERDEEN              PHOENIX-              PHELPS REAL            ENGEMANN
                                                INTERNATIONAL        DEUTSCHE DOW 30       ESTATE SECURITIES      CAPITAL GROWTH
                                                    SERIES              SERIES(2)               SERIES                SERIES
                                                -------------        ---------------       -----------------      --------------
Units outstanding, beginning of period                380,667                     -                   72,152           6,724,919
Participant deposits                                        -                     -                        -               8,711
Participant transfers                                 (11,418)               23,213                   41,375             (77,523)
Participant withdrawals                               (68,023)                 (353)                  (9,502)           (172,084)
                                                --------------------------------------------------------------------------------
Units outstanding, end of period                      301,226                22,860                  104,025           6,484,023
                                                ================================================================================

                                                    PHOENIX-              PHOENIX-           PHOENIX-GOODWIN
                                                ENGEMANN NIFTY         GOODWIN MONEY     MULTI-SECTOR FIXED
                                                 FIFTY SERIES          MARKET SERIES         INCOME SERIES
                                                --------------         -------------     -------------------
Units outstanding, beginning of period                 130,236               282,406              1,323,848
Participant deposits                                         -                   284                      -
Participant transfers                                  (16,362)               17,212                 (4,841)
Participant withdrawals                                 (3,134)              (26,440)               (87,217)
                                                -----------------------------------------------------------
Units outstanding, end of period                       110,740               273,462              1,231,790
                                                ===========================================================

                                                                       PHOENIX-J.P.
                                              PHOENIX-HOLLISTER      MORGAN RESEARCH                              PHOENIX-JANUS
                                                 VALUE EQUITY         ENHANCED INDEX         PHOENIX-JANUS       FLEXIBLE INCOME
                                                    SERIES                SERIES          CORE EQUITY SERIES        SERIES(3)
                                              -----------------      ---------------      ------------------     ---------------
Units outstanding, beginning of period                  72,787               172,131                      -                   -
Participant deposits                                     5,280                     -                      -                   -
Participant transfers                                   55,962                 8,189                 13,624              19,224
Participant withdrawals                                (16,464)               (3,448)                  (212)               (264)
                                                -------------------------------------------------------------------------------
Units outstanding, end of period                       117,565               176,872                 13,412              18,960
                                                ===============================================================================

                                                                       PHOENIX-MORGAN
                                                PHOENIX-JANUS           STANLEY FOCUS       PHOENIX-OAKHURST
                                                GROWTH SERIES          EQUITY SERIES(2)      BALANCED SERIES
                                                -------------         -----------------     -----------------
Units outstanding, beginning of period                130,181                       -                 47,086
Participant deposits                                        -                       -                      -
Participant transfers                                 170,221                   3,222                      -
Participant withdrawals                                (6,729)                   (111)                (1,870)
                                                ------------------------------------------------------------
Units outstanding, end of period                      293,673                   3,111                 45,216
                                                ============================================================

                                                    PHOENIX-            PHOENIX-
                                                OAKHURST GROWTH         OAKHURST            PHOENIX-SANFORD       PHOENIX-SENECA
                                                   AND INCOME           STRATEGIC           BERNSTEIN MID-CAP     MID-CAP GROWTH
                                                     SERIES          ALLOCATION SERIES        VALUE SERIES(1)         SERIES
                                                ---------------      -----------------      -----------------     --------------
Units outstanding, beginning of period                   91,000              5,175,185                      -             88,622
Participant deposits                                      1,731                  9,788                  7,376              1,258
Participant transfers                                     1,474                (25,169)               102,343             (8,168)
Participant withdrawals                                  (1,945)              (115,994)                  (903)            (2,067)
                                                --------------------------------------------------------------------------------
Units outstanding, end of period                         92,260              5,043,810                108,816             79,645
                                                ================================================================================

                                                                                                FEDERATED FUND
                                                                                                  FOR U.S.
                                                PHOENIX-SENECA        ALGER AMERICAN             GOVERNMENT
                                                STRATEGIC THEME        LEVERAGED ALL            SECURITIES II
                                                     SERIES            CAP PORTFOLIO            SUBACCOUNT(5)
                                                ---------------       --------------            --------------
Units outstanding, beginning of period                  266,274               68,067                         -
Participant deposits                                          -                    -                         -
Participant transfers                                   (30,726)               4,220                    34,924
Participant withdrawals                                 (21,212)                (873)                     (235)
                                                --------------------------------------------------------------
Units outstanding, end of period                        214,336               71,414                    34,689
                                                ==============================================================

                                                  FEDERATED HIGH
                                                   INCOME BOND                                   VIP GROWTH
                                                    FUND II           VIP CONTRAFUND(R)        OPPORTUNITIES          VIP GROWTH
                                                   SUBACCOUNT            PORTFOLIO(2)           PORTFOLIO(2)           PORTFOLIO
                                                 ---------------      -----------------        -------------         ------------
Units outstanding, beginning of period                     7,998                     -                     -                   -
Participant deposits                                           -                     -                     -                   -
Participant transfers                                     19,121                13,729                 3,221              13,463
Participant withdrawals                                     (428)                 (219)                 (125)               (193)
                                                --------------------------------------------------------------------------------
Units outstanding, end of period                          26,691                13,510                 3,096              13,270
                                                ================================================================================

                                                                                                TEMPLETON
                                                                                                DEVELOPING
                                                 MUTUAL SHARES       TEMPLETON ASSET        MARKETS SECURITIES
                                                SECURITIES FUND      STRATEGY FUND(4)              FUND
                                                ---------------      -----------------      ------------------
Units outstanding, beginning of period                   39,827                      -                 36,493
Participant deposits                                          -                      -                      -
Participant transfers                                     2,161                  5,033                (12,575)
Participant withdrawals                                  (2,301)                     -                (16,194)
                                                -------------------------------------------------------------
Units outstanding, end of period                         39,687                  5,033                  7,724
                                                =============================================================

                                                   TEMPLETON
                                                 INTERNATIONAL           TECHNOLOGY           WANGER FOREIGN
                                                  SERIES FUND            PORTFOLIO                FORTY
                                                 -------------           ----------           --------------
Units outstanding, beginning of period                  67,472              458,892                   20,891
Participant deposits                                         -                    -                        -
Participant transfers                                        -               29,014                   (7,202)
Participant withdrawals                                 (1,390)              (5,759)                  (7,463)
                                                ------------------------------------------------------------
Units outstanding, end of period                        66,082              482,147                    6,226
                                                ============================================================

                                                    WANGER
                                                INTERNATIONAL                                  WANGER U.S.
                                                  SMALL CAP             WANGER TWENTY           SMALL CAP
                                                -------------           -------------          -----------
Units outstanding, beginning of period                184,339                   9,168              348,693
Participant deposits                                        -                       -                    -
Participant transfers                                  (9,719)                 (9,146)              (4,541)
Participant withdrawals                               (16,377)                    (22)             (31,092)
                                                ----------------------------------------------------------
Units outstanding, end of period                      158,243                       -              313,060
                                                ==========================================================

(1) From inception January 8, 2001 to December 31, 2001
(2) From inception January 18, 2001 to December 31, 2001
(3) From inception February 20, 2001 to December 31, 2001
(4) From inception April 2, 2001 to December 31, 2001
(5) From inception May 1, 2001 to December 31, 2001

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2000 (IN UNITS)

                                                                             SUBACCOUNT
                                        -----------------------------------------------------------------------------------------
                                                                        PHOENIX-        PHOENIX-
                                          PHOENIX-      PHOENIX-        GOODWIN         OAKHURST        PHOENIX-        PHOENIX-
                                          GOODWIN       ENGEMANN      MULTI-SECTOR     STRATEGIC        ABERDEEN        OAKHURST
                                        MONEY MARKET     CAPITAL      FIXED INCOME     ALLOCATION     INTERNATIONAL     BALANCED
                                           SERIES     GROWTH SERIES      SERIES          SERIES          SERIES          SERIES
                                        ------------  -------------   ------------     -----------    -------------    ----------
Units outstanding, beginning of period      640,249      6,983,917       1,341,537       5,351,635         617,993         49,538
Participant deposits                            428          1,703           9,187           3,130               -              -
Participant transfers                      (247,635)        (9,101)         46,718         (12,902)       (198,599)             -
Participant withdrawals                    (110,636)      (251,600)        (73,594)       (166,678)        (38,727)        (2,452)
                                        -----------    -----------     -----------     -----------     -----------     ----------
Units outstanding, end of period            282,406      6,724,919       1,323,848       5,175,185         380,667         47,086
                                        ===========    ===========     ===========     ===========     ===========     ==========

                                        PHOENIX-DUFF &                                   PHOENIX-
                                         PHELPS REAL    PHOENIX-        PHOENIX-      J.P. MORGAN       PHOENIX-       PHOENIX-
                                           ESTATE        SENECA         ABERDEEN        RESEARCH        ENGEMANN        SENECA
                                         SECURITIES     STRATEGIC       NEW ASIA        ENHANCED       NIFTY FIFTY      MID-CAP
                                           SERIES      THEME SERIES      SERIES       INDEX SERIES        SERIES     GROWTH SERIES
                                        -------------  ------------    -----------    ------------     -----------   -------------
Units outstanding, beginning of period       48,481        255,342         153,259         291,793         183,456          4,602
Participant deposits                              -          2,481               -               -               -              -
Participant transfers                        24,855         23,973        (152,782)        (67,867)         11,295         85,249
Participant withdrawals                      (1,184)       (15,522)           (477)        (51,795)        (64,515)        (1,229)
                                        -----------    -----------     -----------     -----------     -----------     ----------
Units outstanding, end of period             72,152        266,274               -         172,131         130,236         88,622
                                        ===========    ===========     ===========     ===========     ===========     ==========

                                         PHOENIX-        PHOENIX-
                                         OAKHURST       HOLLISTER                        WANGER                        TEMPLETON
                                        GROWTH AND     VALUE EQUITY    WANGER U.S.    INTERNATIONAL     TEMPLETON      DEVELOPING
                                       INCOME SERIES      SERIES        SMALL CAP       SMALL CAP     INTERNATIONAL     MARKETS
                                       -------------   ------------    -----------    -------------   -------------    ----------
Units outstanding, beginning of period      188,752         15,036         315,445         129,520          57,039         55,383
Participant deposits                              -              -           3,480               -               -          3,224
Participant transfers                       (84,308)        58,734          87,489          64,621          11,643        (21,497)
Participant withdrawals                     (13,444)          (983)        (57,721)         (9,802)         (1,210)          (617)
                                        -----------    -----------     -----------     -----------     -----------     ----------
Units outstanding, end of period             91,000         72,787         348,693         184,339          67,472         36,493
                                        ===========    ===========     ===========     ===========     ===========     ==========

                                          MUTUAL                                        FEDERATED                       MORGAN
                                          SHARES         WANGER          WANGER        HIGH INCOME    PHOENIX-JANUS     STANLEY
                                        INVESTMENTS      TWENTY       FOREIGN FORTY    BOND FUND II   GROWTH SERIES    TECHNOLOGY
                                        -----------    -----------    -------------    ------------    ------------    -----------
Units outstanding, beginning of period            -         58,277               -               -               -              -
Participant deposits                              -              -           2,069           5,156           5,156              -
Participant transfers                        39,827          7,228          20,726          54,670         368,591        458,892
Participant withdrawals                           -        (56,337)         (1,904)        (51,828)       (243,566)             -
                                        -----------    -----------     -----------     -----------     -----------     ----------
Units outstanding, end of period             39,827          9,168          20,891           7,998         130,181        458,892
                                        ===========    ===========     ===========     ===========     ===========     ==========

                                        ALGER AMERICAN
                                           LEVERGED
                                           ALL-CAP
                                        -------------
Units outstanding, beginning of period            -
Participant deposits                              -
Participant transfers                        68,484
Participant withdrawals                        (417)
                                        -----------
Units outstanding, end of period             68,067
                                        ===========

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--POLICY LOANS

    Policy provisions allow policyowners to borrow up to 75% of a policy's cash value during the first three policy years and up to 90% of cash value thereafter, with interest of 8% due and payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the Account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 7.25%. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

    Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

    The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $689,794, $750,126 and $971,148 during the periods ended December 31, 2002, 2001 and 2000 respectively.

    Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2.0% of the partial surrender amount paid and a fraction of the balance of any unpaid acquisition expense allowance is deducted from the policy value and paid to Phoenix. Such costs aggregated $128,373, $233,739 and $240,863 for the periods ended December 31, 2002, 2001 and 2000 respectively.

    PEPCO is the principal underwriter and distributor for the Account.

    An acquisition expense allowance is paid to Phoenix over a ten-year period from contract inception by a withdrawal of units. The acquisition expense allowance consists of a sales load of 5.50% of the issue premium to compensate Phoenix for distribution expenses incurred, an issue administration charge of 1.0% of the issue premium to compensate Phoenix for underwriting and start-up expenses and premium taxes which currently range from 0.75% to 4.0% of premiums paid based on the state where the policyowner resides. In the event of a surrender before ten years, the unpaid balance of the acquisition expense allowance is deducted and paid to Phoenix.

    Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges the Account an annual rate of 0.50% of the average daily net assets of the Account for mortality and expense risks assumed.

NOTE 8--DISTRIBUTION OF NET INCOME

    The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the Subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

    On March 22, 2002, the Phoenix-Janus Growth Series ("Growth") acquired all of the net assets of the Phoenix-Janus Core Equity Series ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

    On April 5, 2002, the Phoenix-Engemann Capital Growth Series ("Capital Growth") acquired all of the net assets of the Phoenix-Engemann Nifty Fifty Series ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

    On April 5, 2002, the Phoenix-Oakhurst Strategic Allocation Series ("Strategic Allocation") acquired all of the net assets of the Phoenix-Oakhurst Balanced Series ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

    The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES SUBSTITUTION

    Effective October 25, 2002 all shares of the Phoenix-Federated U.S. Government Bond Series held in the separate account were redeemed at net asset value and the proceeds were used to purchase shares of the Federated Fund for U.S. Government Securities II. Investors who held investments in the Phoenix-Federated U.S. Government Bond Series received a confirmation of activity for this transaction.

    As a result of the substitution, the Phoenix-Federated U.S. Government Bond Series is no longer available for investment.

NOTE 13--MIXED AND SHARED FUNDING

    Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 14--REORGANIZATION

    On November 12, 2002 and December 10, 2002, The Board of Trustees of PESF approved a Plan of Reorganization to merge three Series of PESF into other existing Series of PESF. Each discontinued Series was merged into a corresponding surviving Series as follows:

Discontinued Series                        Surviving Series                     Approval Date          Merger Date
-------------------                        ----------------                     -------------          -----------
Phoenix-Aberdeen New Asia                  Phoenix-Aberdeen International       November 12, 2002      February 7, 2003
Phoenix-MFS Investors Growth Stock         Phoenix-Janus Growth(1)              December 10, 2002      February 14, 2003
Phoenix-Van Kampen Focus Equity            Phoenix-Janus Growth(1)              December 10, 2002      February 14, 2003

    On the merger date, each discontinued Series transferred substantially all of its assets and its liabilities to the corresponding surviving Series. In exchange, shareholders of the discontinued Series received a proportional number of shares in the surviving Series.

(1) MFS succeeded Janus as subadvisor.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Universal Life Account (The Phoenix Edge(R)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Universal Life Account (The Phoenix Edge(R)) at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 21, 2003

PHOENIX LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2002 AND 2001

                                TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                                ------------
Report of Independent Accountants............................................................................        F-3

Consolidated Balance Sheet as of December 31, 2002 and 2001..................................................        F-4

Consolidated Statements of Income and Comprehensive Income for the years ended 2002, 2001 and
2000.........................................................................................................        F-5

Consolidated Statement of Cash Flows for the years ended 2002, 2001 and 2000.................................        F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended 2002, 2001 and
2000.........................................................................................................        F-7

Notes to Financial Statements................................................................................     F-8 - F-41

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl Street
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241-7000
                                                      Facsimile (860) 241-7590



                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
February 5, 2003

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                 ($ amounts in millions, except per share data)
                           DECEMBER 31, 2002 AND 2001


                                                                                                 2002             2001
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.......................................      $  11,836.8      $   9,607.7
Equity securities, at fair value........................................................            256.9            286.0
Mortgage loans, at unpaid principal balances............................................            468.8            535.8
Real estate, at lower of cost or fair value.............................................             69.6             83.1
Venture capital partnerships, at equity in net assets...................................            228.6            291.7
Affiliate equity and debt securities....................................................            187.4            330.6
Policy loans, at unpaid principal balances..............................................          2,195.9          2,172.2
Other investments.......................................................................            311.3            290.9
                                                                                            ---------------  ---------------
Total investments.......................................................................         15,555.3         13,598.0
Cash and cash equivalents...............................................................            970.8            547.9
Accrued investment income...............................................................            192.3            203.1
Premiums, accounts and notes receivable.................................................            224.9            175.1
Reinsurance recoverable balances........................................................             22.4             21.4
Deferred policy acquisition costs.......................................................          1,201.8          1,123.7
Deferred income taxes...................................................................             30.0             22.9
Goodwill and other intangible assets....................................................              3.1             22.6
Net assets of discontinued operations...................................................             20.8             20.8
Other general account assets............................................................            126.0            134.9
Separate account and investment trust assets............................................          5,793.1          5,570.0
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................      $  24,140.5      $  21,440.4
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals.........................................................      $  12,680.0      $  11,846.4
Policyholder deposit funds..............................................................          3,395.7          1,515.2
Indebtedness............................................................................            175.0            175.0
Other general account liabilities.......................................................            378.4            505.7
Separate account and investment trust liabilities.......................................          5,793.1          5,564.9
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................         22,422.2         19,607.2
                                                                                            ---------------  ---------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.........................................              1.7              1.1
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..............             10.0             10.0
Additional paid-in capital..............................................................          1,712.0          1,712.0
Accumulated deficit.....................................................................            (79.8)            29.0
Accumulated other comprehensive income..................................................             74.4             81.1
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDERS' EQUITY..............................................................          1,716.6          1,832.1
                                                                                            ---------------  ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...........................      $  24,140.5      $  21,440.4
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                2002             2001              2000
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums...............................................................     $   1,081.9      $   1,112.7       $   1,147.4
 Insurance and investment product fees..................................           261.0            430.3             631.0
 Investment income, net of expenses.....................................           907.3            842.7           1,141.3
 Net realized investment gains (losses).................................           (17.5)           150.1              89.2
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES.........................................................         2,232.7          2,535.8           3,008.9
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits, excluding policyholder dividends......................         1,436.1          1,406.7           1,409.8
 Policyholder dividends.................................................           401.8            400.1             378.0
 Policy acquisition cost amortization...................................            91.6            133.0             356.0
 Intangible asset amortization..........................................              .2             24.7              36.9
 Interest expense.......................................................            12.2             20.0              32.7
 Demutualization expenses...............................................            --               25.9              21.8
 Other operating expenses...............................................           290.3            470.6             604.5
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES............................................         2,232.2          2,481.0           2,839.7
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations
   before income taxes and minority interest ...........................              .5             54.8             169.2
 Applicable income taxes (benefit)......................................           (15.4)           (15.4)             60.3
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations before minority interest......            15.9             70.2             108.9
 Minority interest in net income of subsidiaries........................              .6              3.7              14.1
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) FROM CONTINUING OPERATIONS...............................            15.3             66.5              94.8
 Income from discontinued operations....................................            --               --                 9.4
 Loss on disposal of discontinued operations............................            --               --               (20.9)
                                                                            ---------------  ---------------   ---------------
 INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES...........            15.3             66.5              83.3
 Cumulative effect of accounting changes:
 Goodwill and other intangible assets...................................           (10.3)            --                --
 Venture capital partnerships...........................................            --              (48.8)             --
 Securitized financial instruments......................................            --              (20.5)             --
 Derivative instruments.................................................            --                3.9              --
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS) .....................................................     $       5.0      $       1.1       $      83.3
                                                                           ===============  ===============   ===============


 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)......................................................     $       5.0      $       1.1       $      83.3
                                                                           ---------------  ---------------   ---------------
 Net unrealized investment gains (losses)...............................           (25.7)            65.9              (1.3)
 Net unrealized derivative instruments gains............................             3.4              5.0              --
 Net unrealized foreign currency translation adjustment.................             1.2             (1.7)             (4.6)
 Minimum pension liability adjustment...................................            --               (8.3)              1.6
                                                                           ---------------  ---------------   ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)......................................           (21.1)            60.9              (4.3)
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME (LOSS)............................................     $     (16.1)     $      62.0       $      79.0
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                   2002            2001             2000
                                                                              --------------  --------------   --------------

 OPERATING ACTIVITIES:
 Income (loss) from continuing operations.................................    $       15.3    $       66.5     $       94.8
 Net realized investment (gains) losses...................................            17.5          (150.1)           (89.2)
 Amortization and depreciation............................................            20.5            43.2             56.8
 Investment loss (income).................................................            67.2            97.4           (297.7)
 Securitized financial instruments and derivatives........................             --              --               --
 Deferred income taxes (benefit)..........................................            (8.8)          (28.3)           (71.6)
 Increase in receivables..................................................           (50.9)          (76.9)           (54.0)
 Deferred policy acquisition costs (increase) decrease....................          (174.1)          (76.2)           183.2
 (Increase) decrease in policy liabilities and accruals...................           453.1           469.0            472.8
 Other assets and other liabilities net change............................           (57.9)           64.4             80.0
                                                                              --------------  --------------   --------------
 Cash from continuing operations..........................................           281.9           409.0            375.1
 Discontinued operations, net.............................................           (43.7)          (75.1)          (264.6)
                                                                              --------------  --------------   --------------
 CASH FROM OPERATING ACTIVITIES...........................................           238.2           333.9            110.5
                                                                              --------------  --------------   --------------


INVESTING ACTIVITIES:
Investment purchases.....................................................         (4,951.5)       (3,822.3)        (2,110.2)
Investment sales, repayments and maturities..............................          3,550.0         2,285.0          2,154.4
Subsidiary purchases.....................................................            --             (368.1)           (59.3)
Subsidiary sales.........................................................            --              659.8             14.1
Premises and equipment additions.........................................            (13.6)          (13.7)           (21.5)
Premises and equipment dispositions......................................            --              --                20.6
Discontinued operations, net.............................................             43.7            77.5            259.5
                                                                              --------------  --------------   --------------
CASH (FOR) FROM INVESTING ACTIVITIES.....................................         (1,371.4)       (1,181.8)           257.6
                                                                              --------------  --------------   --------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net .................................         1,669.9           689.8            140.2
 Other indebtedness proceeds .............................................            --             180.0             50.0
 Indebtedness repayments .................................................            --            (144.5)          (152.4)
 Common stock issuance ...................................................            --              10.0             --
 Common stock dividends paid..............................................          (113.8)         (132.3)            --
 Capital contributions from parent........................................                            78.6
 Minority interest distributions..........................................            --              (5.8)            (5.8)
 Other financing activities, net..........................................            --              --                3.2
                                                                              --------------  --------------   --------------
 CASH FROM FINANCING ACTIVITIES...........................................          1,556.1           675.8            35.2
                                                                              --------------  --------------   --------------
 CHANGE IN CASH AND CASH EQUIVALENTS......................................            422.9          (172.1)          403.3
 Cash and cash equivalents, beginning of year.............................            547.9           720.0           316.7
                                                                              --------------  --------------   --------------
 CASH AND CASH EQUIVALENTS, END OF YEAR...................................     $      970.8    $      547.9     $      720.0
                                                                              ==============  ==============   ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                2002             2001             2000
                                                                           ---------------  ---------------  ---------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Transfer from retained earnings for common shares
   issued in demutualization (10,000 shares)...........................            --            1,722.0             --
Contribution from parent for transfer of additional minimum pension
   liability...........................................................          14.4               --               --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss)......................................................           5.0                1.1             83.3
Common stock dividends declared........................................        (113.8)            (132.3)
Transfer to common stock and additional paid-in capital
   for common shares issued in demutualization ........................            --           (1,722.0)            --
Demutualization contribution from parent ..............................            --              130.1             --
Policyholder cash payments and policy credits..........................            --              (41.5)            --
Equity adjustment for policyholder dividend obligation, net............            --              (30.3)            --
Other equity adjustments...............................................            --                3.2              5.9

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)......................................         (21.1)              60.9             (4.3)
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY.........................................        (115.5)              (8.8)            84.9
Stockholder's equity, beginning of year................................       1,832.1            1,840.9          1,756.0
                                                                           ---------------  ---------------  ---------------
STOCKHOLDERS' EQUITY, END OF YEAR......................................       1,716.6            1,832.1          1,840.9
                                                                           ===============  ===============  ===============


The accompanying notes are an integral part of these financial statements

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
           ($ amounts in millions, except per share and per unit data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


1.       ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. Also, we have reclassified amounts for 2001 and 2000 to conform with 2002 presentations.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates; pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 6.

ACCOUNTING CHANGES

At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4. At the beginning of 2001, we adopted a new accounting standard for derivative instruments and recorded the cumulative effect of the adoption as a credit to both earnings and other comprehensive income. We describe the adoption further in Note 12. Also at the beginning of 2001, we changed our accounting for venture capital partnerships to remove the lag in reporting their operating results and recorded the effect of this change as a charge to earnings. Additionally, in the beginning of the second quarter of 2001, we adopted a new accounting pronouncement for securitized financial instruments and recorded the cumulative effect of the adoption as a charge to earnings. We describe these changes further in Note 3.

Unaudited pro forma information on income (loss) from continuing operations for the years 2001 and 2000 assuming retroactive application of the accounting changes for goodwill and other intangibles assets and venture capital partnerships follows:

                                                                       2001                              2000
                                                         ---------------------------------  --------------------------------
                                                           PRO FORMA           ACTUAL         PRO FORMA          ACTUAL
                                                         ---------------   ---------------  ---------------  ---------------

Income (loss) from continuing operations.............      $      76.9       $      66.5      $     (92.6)     $      94.8

At year-end 2002, there is a newly issued accounting pronouncement that may affect our future accounting for variable interest entities included in our consolidated financial statements (Note 7). We describe this pending pronouncement within the notes to which they pertain.

BUSINESS COMBINATIONS AND DISPOSITIONS

In January of 2001, Phoenix Life purchased the minority interest in Phoenix Investment Partners, Ltd. ("PXP"). This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold PXP and certain other subsidiaries to The Phoenix Companies. Consequently, Phoenix Life's 2000 consolidated results include 60% of PXP's results and 100% of certain other subsidiaries results, while Phoenix Life's 2001 results include 100% of the results of PXP and certain other subsidiaries through June 25, 2001. Had these transactions been completed at the beginning of 2000, our operating results would have differed. Selected operating information on an unaudited pro forma and an actual basis for the years 2002, 2001 and 2000 follows:

                                                                       2001                              2000
                                                         ---------------------------------  --------------------------------
                                                           PRO FORMA           ACTUAL         PRO FORMA          ACTUAL
                                                         ---------------   ---------------  ---------------  ---------------

Revenues.............................................     $  2,153.7        $  2,535.8       $  2,629.3       $  3,008.9
Income (loss) from continuing operations.............     $    (23.4)       $     66.5       $     58.4       $     94.8


2.       LIFE AND ANNUITY ACTIVITIES

The Life and Annuity activities includes individual life insurance and annuity products, including universal life, variable life, term life and fixed and variable annuities. It also includes the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize life insurance premiums, other than premiums for universal life and certain annuity contracts, as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, allow us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 for single life and joint first-to-die policies and $12 for joint last-to-die policies, with excess amounts ceded to reinsurers.
   o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
   o We entered into two separate reinsurance agreements in October 1998 and July 1999 to reinsure 80% of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
   o We reinsure 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life and whole life products.
   o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for the years 2002, 2001 and 2000 follows:

                                                                                2002             2001             2000
                                                                           ---------------  ---------------  ---------------

Direct premiums..........................................................    $   1,137.4      $   1,176.3      $   1,189.6
Premiums assumed from reinsureds.........................................           16.9              0.6             26.7
Premiums ceded to reinsurers.............................................          (72.4)           (64.2)           (68.9)
                                                                           ---------------  ---------------  ---------------
PREMIUMS ................................................................    $   1,081.9      $   1,112.7      $   1,147.4
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net premiums.............................          1.6%             0.1%             2.3%
                                                                           ===============  ===============  ===============

Direct policy benefits incurred..........................................    $     420.9      $     385.7      $     373.6
Policy benefits assumed from reinsureds..................................           21.2             20.9             14.7
Policy benefits ceded to reinsurers......................................          (50.7)           (55.2)           (27.7)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS..........................................................    $     391.4      $     351.4      $     360.6
                                                                           ===============  ===============  ===============

Direct life insurance in-force...........................................    $ 112,842.8      $ 105,517.9      $ 100,086.1
Life insurance in-force assumed from reinsureds..........................          440.9             28.1          1,562.9
Life insurance in-force ceded to reinsurers..............................      (74,265.8)       (69,127.0)       (64,354.3)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE..................................................    $  39,017.9      $  36,419.0      $  37,294.7
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force...................          1.1%             0.1%             4.2%
                                                                           ===============  ===============  ===============

Irrevocable letters of credit aggregating $40.6 at year-end 2002 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance. The business acquired generated a loss of $17.2 ($11.2 after income taxes) for the year 2002.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with the 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date, resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the first quarter of 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a non-recurring decrease in deferred policy acquisition cost amortization of $22.1 ($14.4 after income taxes). In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 ($8.8 after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

In the fourth quarter of 2000, we reallocated assets supporting our participating life policies. This asset reallocation resulted from the execution of our wealth management strategy and the resulting significant change in the composition of new life insurance annualized premiums and a review of assets appropriate for the closed block that would be established if we reorganized from a mutual life insurance company to a stock life insurance company in 2001. This reallocation affected the estimated future gross margins used to determine the amortization of DAC for participating policies. Accordingly, the revisions to estimated future gross margins resulted in a non-recurring charge to earnings of $218.2 ($141.8 after income taxes).

The activity in deferred policy acquisition costs for the years 2002, 2001 and 2000 follows:

                                                                                  2002             2001            2000
                                                                             --------------   --------------  --------------

Direct acquisition costs deferred excluding acquisitions................       $    217.0       $    206.1      $    172.8
Acquisition costs recognized in Valley Forge Life acquisition...........             48.5             --              --
Costs amortized to expenses:
  Recurring costs related to operations.................................            (88.5)          (122.5)         (148.5)
(Cost) credit related to realized investment gains or losses............            (25.1)           (10.5)           10.7
  Non-recurring (cost) or credit for change in actuarial assumptions....             22.1             --            (218.2)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................            (95.9)            28.5          (116.6)
Equity adjustment for policyholder dividend obligation..................             --                3.1            --
                                                                             --------------   --------------  --------------
Change in deferred policy acquisition costs.............................             78.1            104.7          (299.8)
Deferred policy acquisition costs, beginning of year....................          1,123.7          1,019.0         1,318.8
                                                                             --------------   --------------  --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................       $  1,201.8       $  1,123.7      $  1,019.0
                                                                             ==============   ==============  ==============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 3.0% to 6.5% at year-end 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.6% to 12.3%, less administrative charges. At year-end 2002 and 2001, there was $1,345.6 million and $369.9 million, respectively, in policyholder deposit funds with no associated surrender charges.


FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts, by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

PARTICIPATING LIFE INSURANCE

Participating life insurance in-force was 45.5% and 50.4% of the face value of total individual life insurance in-force at year-end 2002 and 2001, respectively. The premiums on participating life insurance policies were 70.4%, 73.5% and 76.2% of total individual life insurance premiums in 2002, 2001, and 2000, respectively.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2002, 2001 and 2000:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Deposits.................................................................       $  2,258.4      $  1,492.9      $    687.0
Performance..............................................................           (338.0)         (563.1)         (415.2)
Fees.....................................................................            (58.8)          (67.3)          (78.2)
Benefits and surrenders..................................................           (777.3)         (516.6)         (633.4)
                                                                              --------------  --------------  --------------
Change in funds under management.........................................          1,084.3           345.9          (439.8)
Funds under management, beginning of year................................          4,749.1         4,403.2         4,843.0
                                                                              --------------  --------------  --------------
FUNDS UNDER MANAGEMENT, END OF YEAR......................................       $  5,833.4      $  4,749.1      $  4,403.2
                                                                              ==============  ==============  ==============


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). Prior to 2001, we classified private placement debt securities as held-to-maturity and reported them at amortized cost, less any impairment. In connection with our conversion to a public company, in 2001 we reclassified these securities, when their carrying value was $2,338.8, to available-for-sale and recorded a $162.0 unrealized gain ($83.9 unrealized gain after offsets for applicable deferred policy acquisition costs and deferred income taxes) in other comprehensive income.

Fair value and cost of our debt securities at year-end 2002 and 2001 follows:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency...........................     $      461.6      $      431.3     $      269.2     $      256.0
State and political subdivision......................            534.7             481.9            531.6            508.6
Foreign government...................................            183.9             168.4            326.7            293.7
Corporate............................................          5,427.9           5,076.5          4,332.1          4,290.3
Mortgage-backed......................................          3,099.9           2,901.9          2,540.2          2,476.6
Other asset-backed...................................          2,128.8           2,122.1          1,607.9          1,648.4
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES......................................     $   11,836.8      $   11,182.1     $    9,607.7     $    9,473.6
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block...............     $    6,418.0      $    5,939.8     $    5,739.5     $    5,630.7
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities at year-end 2002 or 2001.

Fair value and cost of our equity securities at year-end 2002 and 2001 follows:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Hilb, Rogal and Hamilton common stock..................    $    11.1         $     2.6        $    --          $    --
Other equity securities................................        245.8             211.0            286.0            265.5
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................    $   256.9         $   213.6        $   286.0        $   265.5
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................    $    --           $    --          $    --          $    --
                                                         ===============   ===============  ===============  ===============

Hilb, Rogal and Hamilton Company (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor, traded on the New York Stock Exchange; we owned 6.4% of its common shares, as well as convertible debt securities, and, prior to November 2002, we had a contractual right to designate two nominees for election to its board of directors. In November 2002, we completed a transaction where it is no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes.

Our ownership of HRH included common stock and convertible notes, which we received when we sold our property and casualty insurance distribution business to HRH in 1999. The common stock and the notes, if converted, would have represented 16.8% of HRH's common stock outstanding.

On November 12, 2002, we converted our HRH note into shares of HRH common stock, when our total HRH holdings had a total fair value of $167.1. On the following day, we sold shares of HRH common stock to The Phoenix Companies for $157.4.

As a result of these transactions, we recorded a gross realized investment gain of $107.1 in 2002. Net of offsets for applicable deferred policy acquisition costs, our realized gain was $38.8. We calculated our gains using the specific identification of the securities sold.

Gross and net unrealized gains and losses from debt and equity securities at year-end 2002 and 2001 follow:

                                                                          2002                            2001
                                                             -------------------------------  ------------------------------
                                                                 GAINS            LOSSES          GAINS           LOSSES
                                                             --------------   --------------  --------------  --------------

U.S. government and agency...............................      $    30.5        $    (0.2)      $    13.3       $    (0.1)
State and political subdivision..........................           53.1             (0.3)           24.7            (1.7)
Foreign government.......................................           20.2             (4.7)           34.1            (1.1)
Corporate................................................          442.7            (91.3)          145.5          (103.7)
Mortgage-backed..........................................          198.5             (0.5)           73.1            (9.5)
Other asset-backed.......................................           85.0            (78.3)           34.3           (74.8)
                                                             --------------   --------------  --------------  --------------
DEBT SECURITIES GAINS AND LOSSES.........................      $   830.0        $  (175.3)      $   325.0       $  (190.9)
                                                             ==============   ==============  ==============  ==============
EQUITY SECURITIES GAINS AND LOSSES.......................      $    58.7        $   (15.4)      $    52.4       $   (31.9)
                                                             ==============   ==============  ==============  ==============
NET GAINS................................................      $   698.0                        $   154.6
                                                             ==============                   ==============

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

For purpose of fair value disclosures (Note 12), we estimated the fair value of mortgage loans by discounting the present value of scheduled loan payments. We based the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimated fair value as the lower of the underlying collateral value or the loan balance.

Our mortgage loans are diversified by property type, location and borrower. Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated. The fair values of our investments in mortgage loans and real estate by property type and geographic region and the fair value of our mortgage loans at year-end 2002 and 2001 follow:

                                                                     MORTGAGE LOANS                    REAL ESTATE
                                                              ------------------------------  ------------------------------
                                                                   2002            2001            2002            2001
                                                              --------------  --------------  --------------  --------------

PROPERTY TYPE:
Apartment buildings......................................       $   159.0       $   171.0       $    51.9       $    50.4
Office buildings.........................................           131.5           155.4            15.1            25.2
Retail stores............................................           151.5           170.4             2.6             7.5
Industrial buildings.....................................            42.2            52.0            --              --
Other....................................................             0.1             2.0            --              --
                                                              --------------  --------------  --------------  --------------
Subtotal.................................................           484.3           550.8            69.6            83.1
Less: valuation allowances...............................            15.5            15.0            --              --
                                                              --------------  --------------  --------------  --------------
MORTGAGE LOANS AND REAL ESTATE...........................       $   468.8       $   535.8       $    69.6       $    83.1
                                                              ==============  ==============  ==============  ==============

Amounts applicable to the closed block...................       $   373.2       $   386.5       $    --         $    --
                                                              ==============  ==============  ==============  ==============

                                                                     MORTGAGE LOANS                    REAL ESTATE
                                                              ------------------------------  ------------------------------
                                                                   2002            2001            2002            2001
                                                              --------------  --------------  --------------  --------------
GEOGRAPHIC REGION:
Northeast................................................      $    86.8        $   116.5       $    50.1       $    54.4
Southeast................................................          123.3            130.5            --              --
North central............................................          122.8            134.8             0.4             0.4
South central............................................           96.5            101.7            13.5            13.0
West.....................................................           54.9             67.3             5.6            15.3
                                                             ---------------  -------------   --------------  --------------
Subtotal ................................................          484.3            550.8            69.6            83.1
Less: valuation allowances...............................           15.5             15.0            --              --
                                                             ---------------  -------------   --------------  --------------
MORTGAGE LOANS AND REAL ESTATE...........................      $   468.8        $   535.8       $    69.6       $    83.1
                                                             ===============  =============   ==============  ==============

Fair value of mortgage loans.............................      $   488.2        $   554.1
                                                             ===============  =============


The carrying values of delinquent and in-process-of-foreclosure mortgage loans at year-end 2002 and 2001 were $5.6 and $5.6, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $29.5 and $31.1 at year-end 2002 and 2001, respectively. We have provided valuation allowances for delinquent, in-process-of-foreclosure and restructured or modified mortgage loans. Activity in valuation allowances, which have been deducted in arriving at mortgage loan and real estate carrying values, for the years 2002, 2001 and 2000 follows:

                                                              MORTGAGE LOANS                           REAL ESTATE
                                               ----------------------------------------------  -----------------------------
                                                   2002            2001            2000            2001            2000
                                               --------------  --------------  --------------  --------------  -------------

Valuation allowance, beginning of year......     $    15.0       $     9.1       $    14.3       $     9.3       $     3.2
Additions charged to income.................           0.6             6.1             1.8            --               6.1
Deductions for write-offs and disposals.....          (0.1)           (0.2)           (7.0)           (9.3)           --
                                               --------------  --------------  --------------  --------------  -------------
VALUATION ALLOWANCE, END OF YEAR............     $    15.5       $    15.0       $     9.1       $    --         $     9.3
                                               ==============  ==============  ==============  ==============  =============

Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.5, $3.6 and $3.9 in 2002, 2001 and 2000, respectively. Actual interest income on these loans included in net investment income was $2.7, $2.4 and $3.1 in 2002, 2001 and 2000, respectively. The amount of interest foregone by non-income producing mortgage loans was $0.6 for the year 2002. There were no non-income producing mortgage loans during 2001.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. These partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the earnings for any lag in reporting. In the first quarter of 2001, we changed our accounting for venture capital partnership earnings to eliminate the quarterly lag in information provided to us. We did this by estimating the change in our share of partnership earnings for the quarter. This change resulted in a $75.1 charge ($48.8 charge after income taxes), representing the cumulative effect of this accounting change on the fourth quarter of 2000.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to roll the value forward each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes both downward and upward change in value of the underlying investee companies, but we do not exceed the last reported value by the partnerships. In addition, we annually revise the valuations we have assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships.

Our venture capital earnings are subject to variability. The components of net investment income related to venture capital partnerships for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001             2000
                                                                              --------------  --------------   --------------

Net realized gains (losses) on partnership cash and stock distributions..       $    (4.7)      $    17.8        $   223.3
Partnership operating expenses...........................................            (7.4)           (6.4)            (7.7)
Net unrealized gains (losses) on partnership investments.................           (47.2)          (95.9)            61.7
                                                                              --------------  --------------   --------------
VENTURE CAPITAL PARTNERSHIP NET INVESTMENT INCOME (LOSS).................       $   (59.3)      $   (84.5)       $   277.3
                                                                              ==============  ==============   ==============

Our investments in venture capital partnerships at year-end 2002 and 2001 by type of investment follow:

                                                                                                   2002            2001
                                                                                              --------------  --------------

Technology..............................................................................        $    25.0       $    41.3
Telecommunications......................................................................             10.2            19.1
Biotechnology...........................................................................             11.1            14.1
Health care.............................................................................              9.2            10.7
Consumer and business products and services.............................................             45.9            46.6
Financial services......................................................................             28.1            30.3
Other...................................................................................             50.6            57.8
                                                                                              --------------  --------------
Private holdings........................................................................            180.1           219.9
Public holdings.........................................................................             23.0            39.8
Cash and cash equivalents...............................................................             22.4            22.5
Other...................................................................................              3.1             9.5
                                                                                              --------------  --------------
VENTURE CAPITAL PARTNERSHIPS............................................................        $   228.6       $   291.7
                                                                                              ==============  ==============

Unfunded commitments....................................................................        $   154.7       $   166.8
                                                                                              ==============  ==============

Amounts applicable to the closed block:
Venture capital partnerships............................................................        $     0.8       $    --
                                                                                              ==============  ==============
Unfunded commitments....................................................................        $     3.4       $    --
                                                                                              ==============  ==============

The unfunded commitments can be drawn down by the various venture capital partnerships as necessary to fund their portfolio investments.

Investment activity in venture capital partnerships for the years 2002, 2001 and 2000 follows:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Capital invested.........................................................       $    43.0       $    47.0       $    96.9
Equity in partnership earnings (losses)..................................           (59.3)          (84.5)          277.3
Cumulative effect of accounting change...................................            --             (75.1)           --
Realized loss on partnerships being sold.................................            (5.1)           --              --
Distributions of earnings received.......................................           (14.2)          (30.5)         (222.4)
Distributions of capital received........................................           (27.5)          (32.5)          (22.6)
                                                                              --------------  --------------  --------------
Change in venture capital partnerships...................................           (63.1)         (175.6)          129.2
Venture capital partnership investments, beginning of year...............           291.7           467.3           338.1
                                                                              --------------  --------------  --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF YEAR.....................       $   228.6       $   291.7       $   467.3
                                                                              ==============  ==============  ==============

In February 2003, we reached an agreement to sell a 50% interest in certain of our venture capital partnerships to an outside party and transfer the remaining 50% interest to our closed block. The carrying value of the partnerships being sold and transferred totaled $53.5 after realizing a loss of $5.1 in year 2002 to reflect the proceeds being received. The unfunded commitments of the partnerships being sold and transferred totaled $28.1; the outside party and the closed block will each fund half of these commitments.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity and debt securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates; we use fair value to report our investments in these affiliates' debt securities. For years prior to 2001, we considered our investments in Aberdeen and HRH debt securities as being held-to-maturity and reported them at amortized cost. In 2001, we transferred these securities to the available-for-sale category and recorded a $110.6 unrealized gain ($71.9 unrealized gain after income taxes).

We evaluate our equity method investments for an other than temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity

Carrying value and cost of investments in affiliates at year-end 2002 and 2001 follows:

                                                                          2002                            2001
                                                             -------------------------------  ------------------------------
                                                                CARRYING                        CARRYING
                                                                 VALUE            COST            VALUE           COST
                                                             --------------   --------------  --------------  --------------

 Aberdeen common stock...................................      $   119.3        $   109.1       $   103.9       $   109.1
 Aberdeen 7% convertible notes...........................           37.5             37.5           101.2            37.5
 Aberdeen 5.875% convertible bonds.......................           15.2             21.2            --              --
 HRH common stock........................................           --               --              18.7            15.9
 HRH 5.25% convertible notes.............................           --               --              78.9            32.0
 Other...................................................           15.4             26.5            27.9            13.4
                                                             --------------   --------------  --------------  --------------
AFFILIATE DEBT AND EQUITY SECURITIES.....................      $   187.4        $   194.3       $   330.6       $   207.9
                                                             ==============   ==============  ==============  ==============

The fair value based on quoted market price of our equity investment in Aberdeen was $43.6 and $221.1 at year-end 2002 and 2001.

ABERDEEN ASSET MANAGEMENT

Our ownership of Aberdeen common stock includes 4% of their outstanding shares that we purchased in May 2001 for $46.8 and 18% of their outstanding shares that we purchased between 1996 and 1999 for $62.3. Our ownership of Aberdeen convertible debt securities includes two issues: $37.5 in 7% convertible subordinated notes issued in 1996 and $19.0 in 5.875% convertible bonds issued in 2002. The notes mature on March 29, 2003, subject to four six-month extensions at Aberdeen's option with increasing interest rates for each extension. The bonds mature in 2007. The conversion prices for both the notes and the bonds are in excess of Aberdeen's common stock price at year-end 2002. The fair value of our investment in Aberdeen common stock, based on the London Stock Exchange closing price at year-end 2002 and 2001, was $43.6 and $221.1, respectively. The carrying value of our investment in Aberdeen on the equity method of accounting totaled $119.3 and $103.9 at year-end 2002 and 2001, respectively. The difference between our investment and our percentage of Aberdeen's net assets represents goodwill resulting from our acquisition of Aberdeen common stock.

A summary of Aberdeen's financial position on a U.K. GAAP basis of accounting at September 30, 2002 and 2001 (its fiscal year-end, converted to U.S. dollars at 2002 and 2001 exchange rates) and results of its operations and cash flows for each of the three years ending September 30, 2002 converted to U.S. dollars using the 2002, 2001 and 2000 average exchange rates follows:

                                                                                                   2002            2001
                                                                                              --------------  --------------

FINANCIAL POSITION
Cash and cash equivalents...............................................................        $    52.5       $    92.6
Other current assets....................................................................             95.8           102.0
Goodwill and other intangible assets....................................................            657.8           599.0
Other general account assets............................................................             86.5            71.0
Separate account assets.................................................................            411.8            82.2
                                                                                              --------------  --------------
Total assets............................................................................          1,304.4           946.8
                                                                                              --------------  --------------
Indebtedness............................................................................            429.8           338.3
Other general account liabilities.......................................................            129.1           204.7
Separate account liabilities............................................................            411.8            82.2
Preferred stockholders' equity..........................................................             33.3            47.0
                                                                                              --------------  --------------
Total liabilities and preferred stockholders' equity....................................          1,004.0           672.2
                                                                                              --------------  --------------
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS............................................        $   300.4       $   274.6
                                                                                              ==============  ==============


                                                                                  2002            2001            2000
                                                                              --------------  --------------  --------------

RESULTS OF OPERATIONS
Revenues.................................................................       $   289.9       $   264.0       $   179.4
Expenses.................................................................           262.8           228.4           126.7
                                                                              --------------  --------------  --------------
Income before income taxes...............................................            27.1            35.6            52.7
Income taxes.............................................................            16.8            13.9            15.2
                                                                              --------------  --------------  --------------
Net income...............................................................            10.3            21.7            37.5
Preferred stock dividends................................................             1.7             1.8            --
                                                                              --------------  --------------  --------------
NET INCOME APPLICABLE TO COMMON STOCKHOLDERS.............................       $     8.6       $    19.9       $    37.5
                                                                              ==============  ==============  ==============

CASH FLOWS
Cash from operating activities...........................................       $    20.7       $    35.5       $    65.6
Cash (for) from financing activities.....................................            (6.4)          260.6           (16.6)
Cash for investing activities............................................           (53.1)         (293.6)          (37.1)
                                                                              --------------  --------------  --------------
CASH FLOWS...............................................................       $   (38.8)      $     2.5       $    11.9
                                                                              ==============  ==============  ==============

The U.K. investment management industry and the split capital closed-end fund sector in particular have suffered a significant decline in investor confidence and liquidity since September 2001. Aberdeen has acted as a manager of certain of these funds and at its 2002 year-end the funds represented 5% of its assets under management. The U.K. Financial Services Authority has commenced a review of the split capital fund sector, including Aberdeen's managed funds. The U.K. Financial Ombudsman Service has also commenced a related review of one of the funds managed by Aberdeen.

On November 1, 2002, Aberdeen announced the results of a strategic review, which concluded that it should focus on its core strength of active management of equity and fixed income securities. Consistent with the review, Aberdeen subsequently announced its intentions to divest of a business segment that actively manages property investments and a conditional agreement to dispose of its rights to manage certain retail funds for cash consideration of $138.0.

Sources of equity in earnings of and interest earned from investments in affiliates for the years 2002, 2001 and 2000 follow:

                                                                                  2002            2001             2000
                                                                              --------------  --------------  ---------------

Aberdeen common stock dividends..........................................       $     3.8       $     6.3            $5.0
Equity in Aberdeen undistributed income (loss)...........................             2.3            (0.5)            2.0
Aberdeen 7% convertible notes............................................             2.6             2.6             2.6
Aberdeen 5.875% convertible bonds........................................             1.2            --              --
HRH common stock dividends...............................................             0.5             0.6             0.6
Equity in HRH undistributed income.......................................             2.5             1.9             0.6
HRH 5.25% convertible notes..............................................             1.3             1.7             1.7
Other....................................................................            (3.2)           (0.1)           (0.8)
                                                                              --------------  --------------  ---------------
AFFILIATE INVESTMENT INCOME..............................................       $    11.0       $    12.5       $    11.7
                                                                              ==============  ==============  ===============

In connection with the adoption of a new accounting standard for goodwill and other intangible assets (Note 4), we recorded a charge of $10.3 ($10.3 after income taxes) as the cumulative effect adjustment to reduce the carrying value of goodwill to its fair value for our equity investment in an Argentine financial services company in which we have a 50% interest that is reflected in the other category above.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 12), we estimate the fair value of fixed rate policy loans by discounting the present value of loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

Other invested assets at year-end 2002 and 2001 follow:

                                                                                                   2002            2001
                                                                                              --------------  --------------

Transportation and other equipment leases...............................................        $    66.0       $    85.0
Separate account equity investments.....................................................             36.0            54.6
Mezzanine partnerships..................................................................             45.4            37.1
Affordable housing partnerships.........................................................             25.7            28.2
Derivative instruments (Note 12)........................................................             37.1            20.6
Other affiliate investments.............................................................              8.1             7.6
Equity investments in collateralized obligations........................................             17.8            18.8
Other partnership interests.............................................................             75.2            39.0
                                                                                              --------------  --------------
OTHER INVESTED ASSETS...................................................................        $   311.3       $   290.9
                                                                                              ==============  ==============

NET INVESTMENT INCOME

Sources of net investment income for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities..........................................................       $   729.0       $   677.6       $   601.2
Equity securities........................................................             3.9             5.2            13.3
Mortgage loans...........................................................            40.4            45.0            54.6
Real estate..............................................................            13.9            16.1             9.2
Venture capital partnerships.............................................           (59.3)          (84.5)          277.3
Affiliate debt and equity securities.....................................            11.0            12.5            11.7
Other invested assets....................................................             3.2             7.1             3.4
Policy loans.............................................................           171.8           168.6           157.4
Cash and cash equivalents................................................            10.8            15.2            27.5
                                                                              --------------  --------------  --------------
Total investment income..................................................           924.7           862.8         1,155.6
Less: investment expenses................................................            17.4            20.1            14.3
                                                                              --------------  --------------  --------------
NET INVESTMENT INCOME....................................................       $   907.3       $   842.7        $1,141.3
                                                                              ==============  ==============  ==============

NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions, when declines in fair value of debt and equity securities whose value, in our judgment, is considered to be other-than-temporarily impaired are written down to fair value as a charge to realized losses included in net income. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made. The new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs, and applicable income taxes are reported separately as components of net income.

Effective April 1, 2001, we adopted a new accounting pronouncement for securitized financial instruments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine if there has been an other-than-temporary decline in value. Upon adoption of this pronouncement, we recorded a $31.6 charge ($20.5 charge after income taxes) as the cumulative effect of an accounting change.

Sources and types of net realized investment gains (losses) for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities..........................................................       $  (122.9)      $   (72.6)      $    (7.5)
Equity securities........................................................            (9.8)           --              --
Mortgage loans...........................................................            (0.6)           (6.1)           (1.8)
Real estate..............................................................            --              --              (6.1)
Venture capital partnerships.............................................            (5.1)           --              --
Other invested assets....................................................           (22.0)           (3.7)           --
                                                                              --------------  --------------  --------------
IMPAIRMENT LOSSES........................................................          (160.4)          (82.4)          (15.4)
                                                                              --------------  --------------  --------------
Debt securities gains....................................................            92.6            53.2             9.6
Debt securities losses...................................................           (45.9)          (31.5)          (56.5)
Equity securities gains..................................................           116.3            12.2           178.2
Equity securities losses.................................................           (22.4)          (21.0)          (31.4)
Mortgage loans...........................................................             0.2             7.1             4.8
Real estate..............................................................             4.0            (2.5)            1.8
Other invested assets....................................................            (1.9)          215.0            (1.9)
                                                                              --------------  --------------  --------------
NET TRANSACTION GAINS....................................................           142.9           232.5           104.6
                                                                              --------------  --------------  --------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................       $   (17.5)      $   150.1       $    89.2
                                                                              ==============  ==============  ==============
Closed block applicable policyholder dividend obligation (reduction).....           (40.3)          (15.4)           --
Applicable deferred acquisition costs (benefit)..........................            25.1            10.5           (10.7)
Applicable deferred income taxes (benefit)...............................             (.5)           53.4            32.9
                                                                              --------------  --------------  --------------
Offsets to realized investment gains (losses)............................           (15.7)           48.5            22.2
                                                                              --------------  --------------  --------------
NET REALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN NET INCOME............       $    (1.8)      $   101.6       $    67.0
                                                                              ==============  ==============  ==============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for the years 2002, 2001 and 2000 follow:

                                                                                2002             2001             2000
                                                                           ---------------  ---------------  ---------------

Debt securities..........................................................    $    520.6       $     89.7       $    213.8
Equity securities........................................................          22.8            (23.8)           (98.6)
Affiliate debt securities................................................        (116.5)           110.6             --
Other investments .......................................................          (1.1)             3.6             (0.6)
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS..........................................    $    425.8       $    180.1       $    114.6
                                                                           ===============  ===============  ===============

Net unrealized investment gains..........................................    $    425.8       $    180.1       $    114.6
                                                                           ---------------  ---------------  ---------------
Applicable policyholder dividend obligation..............................         369.4            108.8             --
Applicable deferred policy acquisition costs.............................          95.9            (28.5)           116.6
Applicable deferred income taxes (benefit)...............................         (13.8)            33.9             (0.7)
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains...............................         451.5            114.2            115.9
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (Note 10).......................    $    (25.7)      $     65.9       $     (1.3)
                                                                           ===============  ===============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2002, 2001 and 2000 follow:

                                                                                 2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Debt security purchases................................................      $ (4,725.5)      $ (3,531.3)      $ (1,774.4)
Equity security purchases..............................................           (58.3)           (72.8)          (130.5)
Venture capital partnership investments................................           (43.0)           (47.0)           (96.9)
Affiliate equity and debt security purchases...........................           (28.0)           (46.8)            --
Other invested asset purchases.........................................           (73.0)           (57.4)           (45.7)
Policy loan advances, net..............................................           (23.7)           (67.0)           (62.7)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES...................................................      $ (4,951.5)      $ (3,822.3)      $ (2,110.2)
                                                                           ===============  ===============  ===============

Debt securities sales..................................................      $  1,805.1       $  1,219.5       $    921.9
Debt securities maturities and repayments..............................         1,305.6            824.7            526.0
Equity security sales..................................................           273.2            114.6            515.4
Mortgage loan maturities and principal repayments......................            67.7             58.7            126.6
Venture capital partnership capital distributions......................            28.5             30.7             37.9
Real estate and other invested assets sales............................            69.9             36.8             26.6
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............................      $  3,550.0       $  2,285.0       $  2,154.4
                                                                           ===============  ===============  ===============

The maturities of debt securities and mortgage loans, by contractual sinking fund payment and maturity, at year-end 2002 are summarized in the following table. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, we may have the right to put or sell the obligations back to the issuers and mortgage loans may be refinanced. We did not refinance any mortgage loans during 2002 or 2001.

                                                                                                AFFILIATE
                                                                 DEBT           MORTGAGE          DEBT
                                                              SECURITIES         LOANS          SECURITIES         TOTAL
                                                             --------------   --------------  --------------   -------------

  Due in one year or less..............................       $   1,044.3      $      84.9     $      37.5      $   1,166.7
  Due after one year through five years................           3,613.3            240.5            21.2          3,875.0
  Due after five years through ten years...............           2,663.6             73.5            --            2,737.1
  Due after ten years..................................           3,860.9             69.9            --            3,930.8
                                                             --------------   --------------  --------------
                                                                                                               -------------
  TOTAL................................................       $  11,182.1      $     468.8     $      58.7      $  11,709.6
                                                             ==============   ==============  ==============   =============


4.       GOODWILL AND OTHER INTANGIBLE ASSETS

At the beginning of 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity-method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives, but we continue recording amortization expense for those intangible assets with definite estimated lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting-unit level at least annually. For purposes of the impairment test, the fair value of the reporting units is based on the sum of: a multiple of revenue, plus the fair value of the units tangible net fixed assets. Prior to 2002, we amortized goodwill principally over forty years and investment management contracts and employment contracts over five to sixteen years and three to seven years, respectively. All amortization expense has been and continues to be calculated on a straight-line basis.

Upon adoption of the new accounting standard, we recorded a cumulative effect charge of $10.4 to reduce the carrying value of goodwill and other intangible assets with indefinite lives to fair value related to an international equity investment.

The gross and net carrying amounts of goodwill and other intangible assets at year-end 2002 and 2001 follow:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Goodwill.............................................      $     3.8         $     2.5        $     3.8        $     3.2
Other................................................            3.2                .6             21.8             19.4
                                                         ---------------   ---------------  ---------------  ---------------
GOODWILL AND OTHER INTANGIBLE ASSETS.................      $     7.0         $     3.1        $    25.6        $    22.6
                                                         ===============   ===============  ===============  ===============

Estimated intangible asset amortization for the next five years totals $0.5 as follows: 2003, $0.2; 2004, $0.2; 2005, $0.1 and $0.0 for 2006 and 2007.


5.       FINANCING ACTIVITIES

INDEBTEDNESS

We have recorded indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we have determined the fair value of indebtedness based on contractual cash flows discounted at market rates.

Our surplus notes are an obligation of Phoenix Life and are due December 1, 2006. Interest payments are at an annual rate of 6.95%, require the prior approval of the Superintendent of Insurance of the State of New York (Superintendent) and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The notes have no early redemption provisions. New York insurance law provides that the notes are not part of the legal liabilities of Phoenix Life. The carrying value was $175.0 million for 2002 and 2001. The fair value was $182.5 million and $183.4 million at 2002 and 2001, respectively

In December 2002, The Phoenix Companies closed on a new $100, 364-day unfunded unsecured senior revolving credit facility. This facility replaced the $375.0 credit facility, which was terminated. The Phoenix Companies unconditionally guarantees any loans under the new facility to us. Base rate loans would bear interest at the greater of our lead bank's prime commercial rate or effective funds rate plus 0.5%. Eurodollar rate loans would bear interest at LIBOR plus an applicable margin. Credit facility covenants require The Phoenix Companies to maintain a minimum consolidated stockholders' equity of $1,700, a maximum consolidated debt-to-capital ratio of 30% and, for us, a minimum risk-based capital ratio of 225%. All credit facility covenants were complied with at year-end 2002. There were no borrowings on this credit line in 2002.

At year-end 2002, we had $10.6 of standby letters of credit primarily to cover any potential losses on certain reinsurance.

Interest expense on our indebtedness for the years 2002, 2001 and 2000 follows:

                                                                                  2002            2001            2000
                                                                              --------------  --------------  --------------

Surplus notes............................................................       $    12.2       $    12.2       $    12.2
Senior unsecured bonds...................................................            --              --              --
Bank credit facility and other indebtedness..............................            --               7.8            20.5
                                                                              --------------  --------------  --------------
TOTAL INTEREST EXPENSE...................................................       $    12.2       $    20.0       $    32.7
                                                                              ==============  ==============  ==============

INTEREST EXPENSE PAID....................................................       $    12.2       $    23.7       $    34.1
                                                                              ==============  ==============  ==============


6.       DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company (Phoenix Life).

Effective June 30, 2001, we adopted a new accounting pronouncement, which provided guidance on accounting by insurance enterprises for demutualization, including the emergence of earnings from and the financial presentation of the closed block established in connection with the demutualization. The pronouncement specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. We recorded a charge on adoption of $30.3 to equity representing the establishment of the policyholder dividend obligation along with the corresponding effect on deferred policy acquisition costs and deferred income taxes.

As specified in the plan of reorganization, Phoenix Life established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and it will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, we expect to support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimated to continue at rates in effect for 2000.

We use the same accounting principles to account for the participating policies included in the closed block as we used prior to the date of demutualization. The only accounting policy difference is the establishment of the policyholder dividend obligation, described below.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

As closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

Summarized information on closed block assets and liabilities at year-end 2002 and 2001 and inception (December 31, 1999) and closed block revenues and expenses, changes in the policyholder dividend obligation and cash flows, all for the cumulative period from inception to year-end 2002, the year 2002 and from the date of demutualization (June 25, 2001) to year-end 2001, follow:

                                                                               2002              2001          INCEPTION
                                                                          ----------------  ---------------  ---------------

Debt securities........................................................     $  6,418.0        $  5,739.5       $  4,773.1
Policy loans...........................................................        1,399.0           1,407.1          1,380.0
Mortgage loans.........................................................          373.2             386.5            399.0
Venture capital partnerships...........................................            0.8              --               --
                                                                          ----------------  ---------------  ---------------
Total closed block investments.........................................        8,191.0           7,533.1          6,552.1
Cash and cash equivalents..............................................          200.2             176.6             --
Accrued investment income..............................................          110.9             125.6            106.8
Premiums receivable....................................................           42.1              41.1             35.2
Deferred income taxes..................................................          402.7             392.8            389.4
Other closed block assets..............................................           45.2              18.0              6.2
                                                                          ----------------  ---------------  ---------------
TOTAL CLOSED BLOCK ASSETS..............................................        8,992.1           8,287.2          7,089.7
                                                                          ----------------  ---------------  ---------------
Policy liabilities and accruals........................................        9,449.0           9,150.2          8,301.7
Policyholder dividends payable.........................................          363.4             357.3            325.1
Policyholder dividend obligation.......................................          547.3             167.2             --
Other closed block liabilities.........................................           24.2              48.8             12.3
                                                                          ----------------  ---------------  ---------------
TOTAL CLOSED BLOCK LIABILITIES.........................................       10,383.9           9,723.5          8,639.1
                                                                          ----------------  ---------------  ---------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS............     $  1,391.8        $  1,436.3       $  1,549.4
                                                                          ================  ===============  ===============

                                                                             CUMULATIVE          2002             2001
                                                                           ---------------  ---------------  ---------------

Premiums...............................................................     $   3,238.0      $   1,043.2      $     565.7
Net investment income .................................................         1,638.1            562.0            281.1
Net realized investment losses.........................................           (79.7)           (49.3)           (18.4)
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES.........................................................         4,796.4          1,555.9            828.4
                                                                           ---------------  ---------------  ---------------
Policy benefits, excluding dividends...................................         3,302.5          1,079.4            580.0
Policyholder dividends.................................................         1,153.0            390.0            190.8
Additional policyholder dividend obligation provision..................            23.9             10.7             13.2
Other operating expenses...............................................            39.0             10.3              6.1
                                                                           ---------------  ---------------  ---------------
TOTAL BENEFITS AND EXPENSES............................................         4,518.4          1,490.4            790.1
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before income taxes................           278.0             65.5             38.3
Applicable income taxes................................................            97.7             22.6             13.4
                                                                           ---------------  ---------------  ---------------
CLOSED BLOCK CONTRIBUTION TO INCOME....................................     $     180.3      $      42.9      $      24.9
                                                                           ===============  ===============  ===============

Unrealized investment gains............................................     $     478.2      $     369.4      $      38.5
Revenue in excess of benefits and expenses.............................            69.1             10.7             13.2
Revenue in excess of benefits and expenses ($45.2) and
  unrealized investment gains ($70.3) charges to retained earnings.....            --                --             115.5
Policyholder dividend obligation, beginning of period..................            --              167.2             --
                                                                          ----------------  ---------------  ---------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD........................     $     547.3      $     547.3      $     167.2
                                                                          ================  ===============  ===============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings.


7.       SEPARATE ACCOUNTS AND INVESTMENT TRUSTS

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

Investment trusts are assets held for the benefit of institutional clients which have investments in structured finance products offered by PXP. Structured finance products include collateralized debt and bond obligations backed by portfolios of public high yield bonds, emerging market bonds, commercial mortgage-backed and asset-backed securities and bank loans.

Investment trusts for which PXP is the sponsor and actively manages the assets, and for which there is not a substantive amount of outside third party equity investment in the trust, are consolidated in the financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles and there are no financial guarantees from us, or recourse to us, for these investment trusts. Asset valuation changes are directly offset by changes in the corresponding liabilities. Fees are recorded when management services provided to the trusts are earned and are included in revenues.

Separate accounts and investment trusts at year-end 2002 and 2001 follow:

                                                                                                 2002             2001
                                                                                            ---------------  ---------------

Life and Annuity segment separate accounts..............................................      $  4,131.7       $  4,769.6
Corporate and Other segment separate accounts...........................................           239.5            255.6
                                                                                            ---------------  ---------------
Total separate accounts.................................................................         4,371.2          5,025.2
                                                                                            ---------------  ---------------
Phoenix CDO I ..........................................................................           150.4            160.1
Phoenix CDO II..........................................................................           377.2            384.7
Phoenix-Mistic 2002-1 CBO...............................................................           894.3             --
                                                                                            ---------------  ---------------
Total investment trusts.................................................................         1,421.9            544.8
                                                                                            ---------------  ---------------
TOTAL SEPARATE ACCOUNT ASSETS AND INVESTMENT TRUSTS.....................................      $  5,793.1       $  5,570.0
                                                                                            ===============  ===============

VARIABLE INTEREST ENTITIES

A new accounting standard was issued in January 2003 that interprets the existing standards on consolidation. It clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtain an interest after January 31, 2003. We will adopt the new standard on July 1, 2003 for variable interest entities in which we hold a variable interest that we acquired before February 1, 2003. We are currently evaluating the effect of the adoption on our consolidated financial statements.

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may hold interests in those entities. We serve as the investment advisor to eight collateralized bond obligations (CBOs) that were motivated by bond market arbitrage opportunities, including the three in the table above. The eight CBOs have aggregate assets of $3 billion that are invested in a variety of fixed income securities and purchased from third parties. The CBOs reside in bankruptcy remote special purpose entities in which we neither provide recourse or guarantees. Our exposure under the new standard stems from our debt and equity investments in these CBOs in which affiliates earn advisory fees to manage the CBO portfolios. Our maximum exposure to loss with respect to the CBOs is $86.1 at year-end.


8.       INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2002, 2001 and 2000 follows:

                                                                                   2002            2001              2000
                                                                              --------------  --------------  --------------

CONTINUING OPERATIONS
Current................................................................         $     (6.6)     $     12.9      $    131.9
Deferred...............................................................               (8.8)          (28.3)          (71.6)
                                                                              --------------  --------------  --------------
CONTINUING OPERATIONS..................................................              (15.4)          (15.4)           60.3
Discontinued operations................................................               --              --              (5.9)
Cumulative effect of accounting changes................................               --             (35.2)           --
                                                                              --------------  --------------  --------------
NET INCOME (LOSS)......................................................              (15.4)     $    (50.6)     $     54.4
Other comprehensive income.............................................               (6.1)           31.2            (2.3)
                                                                              --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)............................................         $    (21.5)     $    (19.4)     $     52.1
                                                                              ==============  ==============  ==============

Current................................................................         $     (6.6)     $     12.9      $    126.0
Deferred...............................................................              (14.9)          (32.3)          (73.9)
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME..............         $    (21.5)     $    (19.4)           52.1
                                                                              ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)..........................................         $     (2.2)     $    (47.0)     $    135.8
                                                                              ==============  ==============  ==============

For the years 2002, 2001 and 2000, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow:

                                                                                    2002           2001            2000
                                                                              --------------- --------------  --------------

Income taxes (benefit) at statutory rate...............................         $      .2       $    19.2       $    59.2
Tax advantaged investment income.......................................             (12.6)           (7.2)           (6.7)
Non-deductible intangible asset amortization and impairments...........              --              --               2.7
Minority interest in income of subsidiaries............................              --              --              (2.0)
Other, net.............................................................              (3.0)           (6.4)           (3.3)
Differential earnings (mutual life insurance company equity tax).......              --             (21.0)           10.4
                                                                              --------------- --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS.............         $   (15.4)      $   (15.4)      $    60.3
                                                                              =============== ==============  ==============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2002 and 2001 follow:

                                                                                                   2002            2001
                                                                                              --------------  --------------

Deferred income tax assets:
Future policyholder benefits............................................................        $   190.3       $   207.8
Unearned premiums / deferred revenues...................................................            129.3           133.6
Policyholder dividend obligation........................................................            113.3            16.3
Employee benefits.......................................................................             83.5            84.6
Intangible assets.......................................................................              2.6            --
Investments.............................................................................             93.3            68.7
Net operating loss carryover benefits...................................................             34.7            --
Foreign tax credits carryover benefits..................................................               .1            --
Other...................................................................................             28.0            --
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS........................................................            675.1           511.0
                                                                                              --------------  --------------
Deferred tax liabilities:
Deferred policy acquisition costs.......................................................           (282.1)         (234.1)
Investments.............................................................................           (348.6)         (235.0)
Other ..................................................................................            (14.4)          (19.0)
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES...................................................           (645.1)         (488.1)
                                                                                              --------------  --------------
DEFERRED INCOME TAX ASSET ..............................................................        $    30.0       $    22.9
                                                                                              ==============  ==============

We have elected to file a consolidated federal income tax return for 2002 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At year-end 2002, we had net operating losses of $99.1 for federal income tax purposes of which $1.3 expires in 2011, $1.3 expires in 2012, $24.6 expires in 2015, $15.6 expires in 2016 and $56.2 expires in 2017. The operating losses are primarily attributable to the life insurance group of subsidiaries. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

At year-end 2002, we had foreign tax credit carryover totaling $0.1, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.


9.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

We have entered into agreements with certain key executives of both Phoenix Life and PXP that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by the company for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements.

We recorded a non-recurring expense of $27.1 ($17.6 after income taxes) in 2002 primarily in connection with organizational and employment-related costs. In the fourth quarter of 2002, we recorded an additional non-recurring expense of $3.5 ($2.6 after income taxes) primarily associated with a work force reduction commitment.

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.


Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this foregiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.


Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

The Phoenix Companies' changes in the plans' assets and projected benefit obligations for the years 2002 and 2001 follow:

                                                                        EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                 ----------------------------  -----------------------------
                                                                     2002           2001           2002           2001
                                                                 -------------  -------------  -------------- --------------

ASSETS:
Plan assets' actual return....................................     $   (43.2)     $   (28.4)     $    --        $    --
Employer contributions........................................          --             --              4.2            5.2
Participant benefit payments..................................         (24.2)         (21.3)          (4.2)          (5.2)
                                                                 -------------  -------------  -------------- --------------
Change in plan assets.........................................         (67.4)         (49.7)          --             --
Plan assets, beginning of year................................         395.1          444.8           --             --
                                                                 -------------  -------------  -------------- --------------
PLAN ASSETS, END OF YEAR......................................     $   327.7      $   395.1      $    --        $    --
                                                                 =============  =============  ============== ==============

PROJECTED BENEFIT OBLIGATION:
Service and interest cost accrual.............................     $   (36.5)     $   (33.5)     $   (12.0)     $   (11.0)
Actuarial gain (loss).........................................         (23.2)           0.2          (17.8)         (23.7)
Plan amendments...............................................         (11.8)          (4.3)          19.1          (14.5)
Curtailments..................................................          --            (12.2)          (0.6)          (2.2)
Participant benefit payments..................................          24.2           21.3            4.2            5.2
                                                                 -------------  -------------  -------------- --------------
Change in projected benefit obligation........................         (47.3)         (28.5)          (7.1)         (46.2)
Projected benefit obligation, beginning of year...............        (362.8)        (334.3)        (119.8)         (73.6)
                                                                 -------------  -------------  -------------- --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR.....................     $  (410.1)     $  (362.8)     $  (126.9)     $  (119.8)
                                                                 =============  =============  ============== ==============

The funded status of the plans at year-end 2002 and 2001 follows:

                                                                       EMPLOYEE PLAN                SUPPLEMENTAL PLAN
                                                               ------------------------------  -----------------------------
                                                                   2002            2001            2002            2001
                                                               --------------  --------------  --------------  -------------

Excess of accrued pension benefit cost
  over amount contributed to plan............................    $   (25.7)      $   (26.6)      $   (73.6)      $   (60.9)
Excess of accumulated benefit obligation over plan assets....        (25.3)           --             (37.9)          (40.8)
                                                               --------------  --------------  --------------  -------------
Accrued benefit obligation in other liabilities .............        (51.0)          (26.6)         (111.5)         (101.7)
Intangible asset  ...........................................         14.2            --              --              18.6
Minimum pension liability adjustment in
  accumulated other comprehensive income.....................         11.1            --              37.9            22.2
                                                               --------------  --------------  --------------  -------------
Funding status recognized in balance sheet ..................        (25.7)          (26.6)          (73.6)          (60.9)
                                                               --------------  --------------  --------------  -------------
Net unamortized gain (loss) .................................        (47.4)           55.4           (54.4)          (40.3)
Unamortized prior service (cost) credit .....................        (14.2)           (3.9)            1.1           (18.6)
Net unamortized transition asset ............................          4.9             7.4            --              --
                                                               --------------  --------------  --------------  -------------
Funding status unrecognized in balance sheet ................        (56.7)           58.9           (53.3)          (58.9)
                                                               --------------  --------------  --------------  -------------
PLAN ASSETS GREATER (LESS) THAN
  PROJECTED BENEFIT OBLIGATIONS, END OF YEAR ................    $   (82.4)      $    32.3       $  (126.9)      $  (119.8)
                                                               ==============  ==============  ==============  =============

At year-end 2002, we estimate minimum funding requirements for the employee pension plan of $138.0 through 2007, including $1.7 in 2003 and $8.6 in 2004.

OTHER POST-EMPLOYMENT BENEFITS. The funded status of the other post-retirement plans at year-end 2002 and 2001 follows:

                                                                                                  2002            2001
                                                                                              --------------  --------------

Accrued benefit obligation included in other liabilities................................        $  (106.4)      $  (108.7)
                                                                                              --------------  --------------
Net unamortized gain....................................................................             18.3            42.0
Unamortized prior service (costs) credits...............................................             13.9            (2.1)
                                                                                              --------------  --------------
Funding status unrecognized in balance sheet............................................             32.2            39.9
                                                                                              --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR........................        $   (74.2)      $   (68.8)
                                                                                              ==============  ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated post-retirement benefit obligation by $3.1 and the annual service and interest cost by $0.4. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation by $3.0 and the annual service and interest cost by $0.4.


10.      OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income until the foreign entity is sold or liquidated or the functional currency of that entity is deemed to be highly inflationary. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Sources of other comprehensive income for the years 2002, 2001 and 2000 follow:

                                                        2002                      2001                      2000
                                             -------------------------------------------------------------------------------
                                                 GROSS          NET         GROSS         NET         GROSS         NET
                                             ------------- ------------ ------------- ------------ ------------ ------------

Gains (losses) on investments.............     $  683.0     $  141.4      $   86.5     $    6.9     $  205.2     $   57.6
Gains (losses) on affiliate debt securities      (116.5)       (75.7)        110.6         71.9         --           --
Net realized investment gains (losses)
  on available-for-sale securities
  included in net income..................       (140.7)       (91.4)        (17.0)       (12.9)       (90.6)       (58.9)
                                             ------------- ------------ ------------- ------------ ------------ ------------
Net unrealized investment gains (losses)..        425.8        (25.7)        180.1         65.9        114.6         (1.3)
Net unrealized derivative instruments
  gains...................................          5.3          3.4           7.7          5.0         --           --
Net unrealized foreign currency
  translation adjustment .................          7.1          1.2          (2.6)        (1.7)        (7.1)        (4.6)
Minimum pension liability adjustment......         --           --           (12.8)        (8.3)         2.5          1.6
                                             ------------- ------------ ------------- ------------ ------------ ------------
Other comprehensive income................        438.2     $  (21.1)        172.4     $   60.9        110.0     $   (4.3)
                                             ------------- ============ ------------- ============ ------------ =============
Applicable policyholder
  dividend obligation.....................        369.4                      108.8                      --
Applicable deferred policy acquisition
  cost amortization.......................         95.9                      (28.5)                    116.6
Applicable deferred income taxes (benefit)         (6.1)                      31.2                      (2.3)
                                             --------------             -------------             -------------
Offsets to other comprehensive income.....        449.9                      111.5                     114.3
                                             --------------             -------------             -------------
OTHER COMPREHENSIVE INCOME................     $  (21.1)                  $   60.9                  $   (4.3)
                                             ==============             =============             =============

Components of accumulated other comprehensive income at year-end 2002 and 2001 follows:

                                                                                  2002                      2001
                                                                        -------------------------- -------------------------
                                                                            GROSS         NET          GROSS         NET
                                                                        ------------- ------------ ------------- -----------

Unrealized gains on investments......................................     $  691.4     $   70.4     $  265.6     $   96.1
Unrealized gains on derivative instruments...........................         13.0          8.4          7.7          5.0
Unrealized currency translation adjustment...........................         (1.6)        (4.4)        (8.7)        (5.6)
Minimum pension liability adjustment.................................         --           --          (22.2)       (14.4)
                                                                        ------------- ------------ ------------- -----------
Accumulated other comprehensive income...............................        702.8     $   74.4        242.4     $   81.1
                                                                        ------------- ============= ------------ =============
Applicable policyholder dividend obligation..........................        478.2                     108.8
Applicable deferred policy acquisition costs.........................        106.3                      10.4
Applicable deferred income taxes.....................................         43.9                      42.1
                                                                        -------------             -------------
Offsets to other comprehensive income................................        628.4                     161.3
                                                                        -------------             -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $   74.4                  $   81.1
                                                                        =============             =============


11.      DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. We sold several operations, had a signed agreement to sell one of the operations and we implemented plans to withdraw from the remaining businesses. The operating results of discontinued operations and the gain or loss on disposal are shown in the table below.

During 1999, we placed certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts.

We established reserves and reinsurance recoverables for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves and reinsurance recoverables are a net present value amount that is based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance and other reinsurance to cover our losses and the likely legal and administrative costs of winding down the business.

Total reserves were $35.0 and $60.0 and total reinsurance recoverables were $65.0 and $30.0 at year-end 2002 and 2001, respectively. In addition, in 1999 we purchased finite aggregate excess-of-loss reinsurance to further protect us from unfavorable results from this discontinued business. The maximum coverage available from our finite reinsurance coverage is currently $120.0. The amount of our total financial provisions at year-end 2002 was therefore $90.0, consisting of reserves, less reinsurance recoverables, plus the amount currently available from our finite aggregate excess-of-loss reinsurance. Based on the most recent information, we did not recognize any additional reserve provisions during 2002 and 2001. In 2000, we increased reserves by $97.0 (before income taxes) to reflect expected deteriorating trends in claim experience and higher expenses.

We expect the additional reserves and aggregate excess-of-loss reinsurance coverage to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool and we terminated our participation in the pool effective March 1, 1999. Additional information on reinsurance disputes is included in
Note 17.

In April 2000, we exited the group life and health business and sold all of the common stock of three subsidiaries and 97% of the common stock of another subsidiary, which was renamed GE Group Life Assurance Company to GE Financial Assurance Holdings, Inc. (GE). We retained the remaining 3.0% of that insurer. The sales proceeds totaled $283.9, with $238.9 in cash and $45.0 in common stock, representing a 3.1% interest in GE Life and Annuity Assurance Company, a subsidiary of GE. In October 2000, we also sold all of the common stock of two other life and health subsidiaries to GE. The sales proceeds totaled $2.0. The net gain on the sales of $71.7 is reported as gain on disposal of discontinued operations. We have the right to put these shares of GE Group Life Assurance Company and GE Life and Annuity Assurances Company to GE beginning in 2005.

In May 2000, we sold our investment in 50% of the outstanding common stock of a real estate property management firm, for $6.0. The transaction resulted in a loss of $0.6.

The operating results of discontinued operations and the loss on disposal for the year 2000 are presented below. There were no additional operating results for the years ended 2002 and 2001. Earnings from discontinued operations follow:

                                                                               GROUP LIFE      REAL ESTATE
                                                              REINSURANCE      AND HEALTH      MANAGEMENT         TOTAL
                                                             --------------   --------------  --------------   -------------

REVENUE...................................................     $     --         $    117.6      $      0.4       $   118.0
                                                             ==============   ==============  ==============   =============

Income from discontinued operations
  before income taxes.....................................     $     --         $     14.8      $     (0.3)      $    14.5
Applicable income taxes (benefit).........................           --                5.2            (0.1)            5.1
                                                             --------------   --------------  --------------   -------------
INCOME FROM DISCONTINUED OPERATIONS.......................     $     --         $      9.6      $     (0.2)      $     9.4
                                                             ==============   ==============  ==============   =============

Gain (loss) on disposal of discontinued operations........     $   (103.0)      $     71.7      $     (0.6)      $   (31.9)
Applicable income taxes (benefit).........................          (36.0)            25.2            (0.2)          (11.0)
                                                             --------------   --------------  --------------   -------------
LOSS ON DISPOSAL OF DISCONTINUED OPERATIONS...............     $    (67.0)      $     46.5      $     (0.4)      $   (20.9)
                                                             ==============   ==============  ==============   =============

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and separately identified them on our balance sheet.


12.      FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments at year-end 2002 and 2001 follow:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                            CARRYING           FAIR            CARRYING          FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..........................        $     970.8       $     970.8      $     547.9      $     547.9
Debt securities (Note 3) ..........................           11,836.8          11,836.8          9,607.7          9,607.7
Equity securities (Note 3).........................              256.9             256.9            286.0            286.0
Mortgage loans (Note 3)............................              468.8             488.2            535.8            554.1
Derivative financial instruments...................               37.1              37.1             20.6             20.6
Policy loans (Note 3)..............................            2,195.9           2,367.9          2,172.2          2,252.9
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS...................................        $  15,766.3       $  15,957.7      $  13,170.2      $  13,269.2
                                                         ===============   ===============  ===============  ===============
Investment contracts...............................        $   3,428.5       $   3,514.7      $   1,548.7      $   1,549.4
Indebtedness (Note 5)..............................              175.0             182.5            175.0            183.4
Derivative financial instruments...................               26.5              26.5              9.7              9.7
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..............................        $   3,630.0       $   3,723.7      $   1,733.4      $   1,742.5
                                                         ===============   ===============  ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk. Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

CASH FLOW HEDGES

We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2002 and 2001. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

We recognized an after-tax gain of $1.8 and $3.0 for the years 2002 and 2001 in accumulated other comprehensive income related to changes in fair value of interest rate forward swaps designated as cash flow hedges of the forecasted purchase of assets. At year-end 2002 we expect to reclassify into earnings over the next twelve months $0.6 of the deferred after tax gains on these derivative instruments. For the year 2001, we reclassified an after-tax gain of $0.3 to net realized investment gains related to these same derivatives.

NON-HEDGING DERIVATIVES

We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

On January 1, 2001, we recorded a net-of-tax cumulative effect adjustment of $1.3 (gain) in earnings to recognize at fair value all derivatives that were designated as fair-value hedging instruments. We recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. We also recorded a net-of-tax cumulative effect adjustment of $1.1 (gain) in accumulated other comprehensive income to recognize, at fair value, all derivatives that are designated as cash-flow hedging instruments. For derivative instruments that were not designated as hedges, we also recorded a cumulative effect adjustment of $6.9 in earnings, ($3.9 after income taxes) in earnings to recognize these instruments at fair value.

We held the following positions in derivative instruments at year-end 2002 and 2001 at fair value:

                                                                                     2002                          2001
                                                                         ----------------------------  ----------------------------
                                             NOTIONAL
                                             AMOUNT(1)     MATURITY(1)       ASSET        LIABILITY        ASSET        LIABILITY
                                           -------------  -------------  -------------  -------------  -------------  -------------
Interest rate swaps:
  Fair value hedges.........................  $   --            --        $    --        $    --        $     2.9       $  --
  Cash flow hedges..........................       30         2007              5.6           --              3.1           0.5
  Non hedges................................      360         2007             30.7           26.5           13.8           9.2
Other.......................................      135        2003-08            0.8           --              0.8          --
                                           -------------  -------------  -------------  -------------  -------------  -------------
TOTAL DERIVATIVE INSTRUMENT POSITIONS.......  $   525                     $    37.1      $    26.5      $    20.6       $   9.7
                                           =============                 =============  =============  =============  =============

We are exposed to credit risk in the event of nonperformance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the

-----------------------
(1) Notional amounts and maturities relate to contracts in effect at December 31, 2002.

positive fair value at the reporting date, or $37.1 and $20.6 at year-end 2002 and 2001, respectively. We consider the likelihood of any material loss on these instruments to be remote.

13.      PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

Our insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities.

As of January 1, 2001 the New York Insurance Department adopted the National Association of Insurance Commissioner's (NAIC) Codification of Statutory Accounting Principles guidance, with the exception for accounting for deferred income taxes. Codification guidance replaced the accounting practices and procedures manual as the NAIC's primary guidance on statutory accounting; it also provides guidance for areas where statutory accounting has been silent and changed current statutory accounting in other areas. The effect of adoption decreased the statutory surplus of our insurance subsidiaries by $66.4, primarily as a result of non-admitting certain assets and recording increased investment reserves. As of year-end 2002, the New York Insurance Department adopted the NAIC codification guidance for accounting for deferred income taxes. As a result, Phoenix Life recorded a $135.8 increase to surplus at December 31, 2002.

At year-end 2002, statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily as follows:

   o     policy acquisition costs are expensed when incurred;
   o     investment reserves are based on different assumptions;
   o     surplus notes are included in surplus rather than debt;
   o post-retirement benefit expense allocated to Phoenix Life relate only to vested participants and expense is based on different assumptions and reflect a different method of adoption;
   o     life insurance reserves are based on different assumptions; and
   o net deferred income tax assets in excess of 10% of previously filed statutory capital and surplus plus carry back potential are not recorded.

Statutory financial data for Phoenix Life at year-end 2001 and 2002 and for the years 2002, 2001 and 2000 are as follows:

                                                                                  2002             2001            2000
                                                                             --------------   --------------  --------------

Statutory capital and surplus, and asset valuation reserve...............      $ 1,008.0        $ 1,371.3       $ 1,882.5
Statutory gain from operations...........................................      $    44.5        $   119.9           266.4
Statutory net income (loss)..............................................      $     7.5        $   (13.4)      $   266.1

New York Insurance Law requires that New York life insurers report their risk based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) at year-end 2002 and 2001.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval in the amount of the lesser of 10% of Phoenix Life's capital and surplus as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $113.8 and $132.3 in 2002 and

2001, respectively, and will be able to pay dividends of $44.5 in 2003 without prior approval from the New York Insurance Department. Any additional dividend payments in 2003 are subject to the discretion of the New York Superintendent of Insurance.


14.      PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation. We depreciate real estate on the straight-line method over 10 to 45 years. We depreciate equipment primarily on the modified accelerated method over 3 to 10 years. We depreciate leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet. Cost and carrying value at year-end 2002 and 2001 follows:

                                                                             2002                          2001
                                                                 -----------------------------  ----------------------------
                                                                                   CARRYING                      CARRYING
                                                                     COST           VALUE           COST          VALUE
                                                                 -------------   -------------  -------------  -------------

Real estate...................................................     $  155.5        $   72.1       $  157.1       $   79.1
Equipment.....................................................        134.7            26.0          131.6           23.1
                                                                 -------------   -------------  -------------  -------------
PREMISES AND EQUIPMENT........................................     $  290.2        $   98.1       $  288.7       $  102.2
                                                                 =============   =============  =============  =============

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $12.1, $13.4 and $14.1 in 2002, 2001 and 2000, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $24.6 at year-end 2002, payable as follows: 2003, $8.7; 2004, $6.4; 2005, $4.7; 2006, $2.6; 2007, $1.8 and $0.4
thereafter.


15.      RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; PXP, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

PXP, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g. general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $3.7 million for the six months ended December 31, 2001 and $8.2 million for the twelve months ended December 31, 2002. Amounts payable to the affiliated investment advisors were $546 and $565 thousand, as of December 31, 2001 and 2002, respectively. Variable product separate accounts fees, net of reimbursement were $3.1 million for the six months ended December 31, 2001 and $5.3 million for the twelve months ended December 31, 2002.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5% and 4% for the years ended December 31, 2001 and 2002, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 PXP was no longer a subsidiary of Phoenix Life due to the transfer to The Phoenix Companies. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $26.5 million for the six months ended December 31, 2001 and $43.5 million for the twelve months ended December 31, 2002. Amounts payable to PEPCO were $4.7 million and $3.3 million, as of December 31, 2001 and 2002, respectively.

In 2001, Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5 percent of The Phoenix Companies' outstanding common stock. In 2002, we paid approximately $10.7 million, as compensation for the sale of our insurance and annuity products, to entities which were either subsidiaries of State Farm or owned by State Farm employees.


16.      CONTINGENT LIABILITIES

As described in Note 13, a significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we are involved in several proceedings in which the pool members assert that they can deny coverage to certain insurers that claim that they purchased reinsurance coverage from the pool.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. On October 8, 2002, the arbitration panel issued its decision. The financial implications of the decision are consistent with our current financial provisions.

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with certain of our own retrocessionaires which are seeking on various grounds to avoid paying any amounts to us. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

During 2000, we reached settlements with several of the companies involved in Unicover. In January 2000, we and the other member companies of the Unicover pool settled with EBI Indemnity Company and affiliates of the Orion Group (EBI/Orion), by which all pool members were released from their obligations as reinsurers of EBI/Orion. Also in January 2000, we settled with Reliance Insurance Company (Reliance) and its parent Reliance Group Holdings, Inc. and were released from our obligations as a reinsurer of the so-called Reliance facility. In March 2000, we settled with Reliance, Lincoln National Life Insurance Company and Lincoln National Health and Casualty Company, releasing us from our obligation as a reinsurer of the so-called Lincoln facility. In May 2000, we reached an agreement with one of our retrocessionaires, and recovered a substantial portion of its settlement cost on the Reliance settlement. Financial terms of these settlements were consistent with the provisions we established in 1999. There was no effect on net income resulting from these settlements for year-end 2000.

A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which we participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions.

Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long-term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is our opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on our financial position.

--------------------------------------------------------------------------------
                            THE PHOENIX EDGE(R)- SPVL
--------------------------------------------------------------------------------

                                                                     [Version B]


          PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT')
              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")





STATEMENT OF ADDITIONAL INFORMATION ("SAI")                          MAY 1, 2003






                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY


This SAI is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2003. You may obtain a copy of the prospectus without charge by contacting Phoenix at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.





                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----


Phoenix Life Insurance Company..........................................     2

The Account.............................................................     2

The Policy..............................................................     3

Underwriter.............................................................     3

Performance History.....................................................     3

Additional Information about Charges....................................     6

Federal Income Tax Considerations.......................................     7

Voting Rights...........................................................    10

Safekeeping of the Account's Assets.....................................    10

Sales of Policies.......................................................    10

State Regulation........................................................    10

Reports.................................................................    11

Experts ................................................................    11


Separate Account Financial Statements...................................  SA-1

Company Financial Statements............................................   F-1



IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:       [envelope}   PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                                                           PO Box 8027
                                                                                      Boston, Massachusetts 02266-8027

                                                       [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                                                     Tel. 800/541-0171

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


THE ACCOUNT
--------------------------------------------------------------------------------

Phoenix established the Account as a separate account under New York insurance law on June 17, 1985. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

New York law requires all income, gains or losses of the Account be credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.


Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Account.


REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined as described below.


DETERMINATION OF UNIT VALUES
We establish the unit value of each subaccount on the first valuation date of that subaccount. The value of one unit was set at $1.0000 on the date that assets were first allocated to that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just-prior valuation date by the net investment factor for that subaccount for the then-current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. The unit value of each subaccount on a valuation date is determined at the end of that day.

NET INVESTMENT FACTOR
The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, excluding any transactions, of the subaccount for such valuation period is computed, (b) the result from (a) is then adjusted by the sum of the charges and credits for any applicable income taxes, and (c) the result from (b) is divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for 2 years provided the person insured is alive during that time.

MISSTATEMENTS
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS

Policies issued on or after June 25, 2001 are not eligible to share in Phoenix's profits or surplus earnings.

Owners of policies issued before June 25, 2001 may share in Phoenix's divisible surplus to the extent decided annually by the Phoenix Board of Directors. We do not expect that the Board will authorize such payments since you will be participating directly in the Account's investment results.


UNDERWRITER
--------------------------------------------------------------------------------

PEPCO, an affiliate of Phoenix, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. Phoenix directly bears all underwriting commission costs.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

These rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:

The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2002:


Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:.......................$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:...................................$1.000203
Calculation:
   Ending account value.......................................$1.000203
   Less beginning account value...............................$1.000000
   Net change in account value................................$0.000203
Base period return:
   (adjusted change/beginning account value)..................$0.000203
Current annual yield = return x (365/7) =.........................1.06%
Effective annual yield = [(1 + return)(365/7)] - 1 =..............1.06%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                          SERIES                          INCEPTION DATE     1 YEAR        5 YEARS      10 YEARS    SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         5/1/1990       -14.81%        -2.03%        6.19%           4.50%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-AIM Mid-Cap Equity Series                            10/29/2001      -10.89%                                     -4.33%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Alliance/Bernstein Enhanced Index Series             7/14/1997       -23.68%        -1.41%                       -0.26%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Alliance/Bernstein Growth + Value Series             10/29/2001      -25.07%                                    -17.15%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995        12.08%         5.23%                       12.51%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Engemann Capital Growth Series                       12/31/1982      -24.81%        -7.37%        3.99%          11.46%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Engemann Small & Mid-Cap Growth Series               8/15/2000       -28.80%                                    -29.03%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Goodwin Money Market Series                          10/8/1982        1.42%          4.23%        4.38%           5.87%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Goodwin Multi-Sector Fixed Income Series             12/31/1982       10.00%         4.66%        7.82%           9.40%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Hollister Value Equity Series                         3/2/1998       -21.93%                                      3.23%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Janus Flexible Income Series                         12/15/1999       10.62%                                      7.96%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Kayne Large-Cap Core Series                          8/12/2002                                                   -3.45%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Kayne Small-Cap Quality Value Series                 8/12/2002                                                    1.00%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lazard International Equity Select Series            8/12/2002                                                   -4.22%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lazard Small-Cap Value Series                        8/12/2002                                                   -2.12%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lazard U.S. Multi-Cap Series                         8/12/2002                                                    0.50%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lord Abbett Bond-Debenture Series                    8/12/2002                                                    6.36%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lord Abbett Large-Cap Value Series                   8/12/2002                                                   -0.76%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lord Abbett Mid-Cap Value Series                     8/12/2002                                                    0.04%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-MFS Investors Growth Stock Series                    12/15/1999      -28.84%                                    -19.81%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-MFS Investors Trust Series                           10/29/2001      -20.79%                                    -15.07%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-MFS Value Series                                     10/29/2001      -13.84%                                     -7.65%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Northern Dow 30 Series                               12/15/1999      -15.50%                                     -8.25%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Northern Nasdaq-100 Index(R) Series                  8/15/2000       -37.58%                                    -42.87%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Oakhurst Growth & Income Series                       3/2/1998       -22.51%                                     -1.34%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Oakhurst Strategic Allocation Series                 9/17/1984       -11.58%        4.02%         7.57%          10.60%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Sanford Bernstein Global Value Series                11/20/2000      -14.47%                                     -8.36%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998        -8.55%                                      0.92%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Sanford Bernstein Small-Cap Value Series             11/20/2000       -8.54%                                      5.82%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Seneca Mid-Cap Growth Series                          3/2/1998       -32.50%                                      0.36%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Seneca Strategic Theme Series                        1/29/1996       -34.98%        -1.27%                        2.83%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-State Street Research Small-Cap Growth Series        8/12/2002                                                    0.85%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
AIM V.I. Capital Appreciation Fund                            5/5/1993       -24.36%        -2.26%                        7.32%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
AIM V.I. Premier Equity Fund                                  5/5/1993       -30.26%        -2.19%                        7.84%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Alger American Leveraged AllCap Portfolio                    1/25/1995       -33.91%         3.25%                       13.56%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Federated Fund For U.S. Government Securities II             3/28/1994         9.05%         6.75%                        6.60%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Federated High Income Bond Fund II                            3/1/1994         1.39%        -0.35%                        4.56%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
VIP Contrafund(R) Portfolio                                  11/3/1997        -9.42%         3.62%                        3.44%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
VIP Growth Opportunities Portfolio                           11/3/1997       -21.92%        -6.42%                       -5.48%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
VIP Growth Portfolio                                         11/3/1997       -30.20%        -0.46%                       -0.36%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Mutual Shares Securities Fund                                11/8/1996       -11.81%         3.92%                        6.50%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Templeton Developing Markets Securities Fund                 9/27/1996        -0.15%        -5.47%                       -9.38%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Templeton Foreign Securities Fund                            5/11/1992       -18.56%        -2.14%        7.65%           6.51%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Templeton Global Asset Allocation Fund                       11/28/1988       -4.39%         2.30%        8.59%           8.74%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Templeton Growth Securities Fund                             3/15/1994       -18.49%         1.41%                        6.21%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Scudder VIT EAFE(R) Equity Index Fund                        8/22/1997       -21.60%        -5.25%                       -6.10%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Scudder VIT Equity 500 Index Fund                            10/1/1997       -22.31%        -0.83%                       -0.43%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Technology Portfolio                                         11/30/1999      -48.97%                                    -36.42%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Wanger Foreign Forty                                          2/1/1999       -15.29%                                      3.07%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Wanger International Small Cap                                5/1/1995       -13.83%         5.22%                       11.20%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Wanger Twenty                                                 2/1/1999        -7.62%                                     10.57%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Wanger U.S. Smaller Companies                                 5/1/1995       -16.81%         2.96%                       13.02%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:


    The Dow Jones Industrial Average(SM)

    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The Standard & Poor's 500 Index (S&P 500)


Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:


    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial


A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

    Barron's

    Business Week
    Changing Times
    Forbes
    Fortune
    Consumer Reports
    Investor's Business Daily
    Financial Planning
    Financial Services Weekly
    Money
    The New York Times
    Personal Investor
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal


The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.


The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

--------------------------------------------------------------------------------

COST OF INSURANCE CHARGE
We deduct a charge to cover the cost of insurance coverage on each monthly calculation day. The maximum charge is based on the age, gender and risk classification of the person insured under the policy and the policy year in which the charge is deducted.

To determine the maximum monthly cost of insurance, we multiply the appropriate cost of insurance rate as shown in your policy, by the difference between your policy's death benefit and the policy value. Any change in the cost of insurance rates will apply to all persons of the same age, gender and risk class whose policies have been in force for the same length of time.

MORTALITY AND EXPENSE RISK CHARGE
We make a daily charge for the mortality and expense risks we assume. This charge is deducted from the value of each subaccount's assets attributable to the policies.

The mortality risk we assume is that the group of lives we insure under our policies may, on average, live for a shorter period of time than we estimated.

The expense risk we assume is that our cost of issuing and administering the policies may be more than we estimated. If all the money we collect from this charge is not required to cover the cost of death benefits and other expenses, it will be a gain to us. If the money we collect is not enough to cover our costs, we will still provide for death benefits and expenses.


We do not assess this charge against assets held in the Loan Account.


PREMIUM TAX CHARGES

States assess premium taxes at various rates, ranging from 0% to 3.5%. The deferred acquisition cost ("DAC" tax) is associated with our federal tax liability under Internal Revenue Code Section

848. We pay the cost up front and recoup the cost over the first 10 policy years. We deduct this monthly as the monthly "Premium Tax Charge."


ADMINISTRATIVE CHARGES
These charges help us with the expenses we incur in administering the policy. This includes the cost of daily administration of services such as billing and collections, monthly processing, updating daily values and communicating with policyholders.


This charge is called the "Administrative Charge."

SURRENDER CHARGES

A deduction for surrender charges for this policy may be taken from proceeds of partial withdrawals from, or complete surrender of the policy. The amount of a surrender charge (if any) depends on whether your payment was held under the policy for a certain period of time. The surrender charge schedule is shown in the chart below.

Once each policy year, you may withdraw an amount equal to the greater of your penalty free earnings on the policy and 10% of the single premium without the imposition of a surrender charge. The deduction for surrender charges is expressed as a percentage of the single premium in excess of the free allowable amount, is as follows:

--------------------------------------------------------------
Percentage    9%   8%   7%   6%  5%   4%   3%   2%   1%   0%
--------------------------------------------------------------
Policy Year   1    2    3    4    5   6    7    8    9   10+
--------------------------------------------------------------

If the surrender charges we receive do not fully compensate us for distribution expenses, we may use profit from other sources, including the mortality and expense risk charge, to cover the shortfall.


OTHER CHARGES

LOAN INTEREST RATE CHARGED
This charge reimburses us for expenses we incur in administering your loan. This rate varies by policy year and may also vary depending on your state of residence.

CHARGES FOR FEDERAL INCOME TAXES
We currently do not charge the Account for federal income taxes attributable to it. In the future, we may charge to cover these taxes or any other tax liability of the Account.

FUND CHARGES
As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each fund series. The fund prospectuses contain detailed information about fund charges, and may be obtained without charge by contacting VULA at the telephone number given on page 1.


FEDERAL INCOME TAX CONSIDERATIONS

--------------------------------------------------------------------------------

INTRODUCTION
The ultimate effect of federal income taxes on values under the Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. This discussion is general in nature and is not intended as income tax advice. For complete information on federal and state income tax considerations, a qualified income tax advisor should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other income tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

PHOENIX'S INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, neither the Account nor the Guaranteed Interest Account is a separate entity from Phoenix.

Investment income and realized capital gains on the assets of the Account are automatically reinvested in the Account and affect the Account's value. We do not pay taxes on the dividends and realized capital gains of the Account. Due to our income tax status under current provisions of the Code, we make no charge to the Account for our federal income taxes attributable to the Account. We reserve the right to make a deduction for taxes under the following circumstances:

o We determine that our federal income tax treatment differs from what we currently believe it to be;
o A changes occur that affect the income tax treatment of our variable life insurance contracts; or
o   A change occurs in our income tax status.

If we impose such a charge, it will equal the federal income taxes attributable to the investment results of the Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. See the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess of the total you receive including any outstanding loans, over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on "Modified Endowment Contracts" below.

If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered.

Consult with your income tax advisor before you make a partial withdrawal to determine the portion which could be subject to tax, and to determine the impact it might have under the new rules affecting modified endowment contracts.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. Please see the discussion on modified endowment contracts and note that it is more likely than not that these policies will become modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult a tax advisor with respect to tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
The Code may impose additional restrictions on a policy owned by a business or by a corporation. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums to be "fully paid-up," providing a level death benefit with no further premiums. A policy becomes a modified endowment contract, if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. We may return premiums with interest within 60 days of the end of the policy year, and if we do they will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
If you reduce the death benefit during the first 7 policy years, the 7-pay test will be re-calculated. The new test will reflect the new death benefit (and face amount) for both your policy and the hypothetical policy. All premiums you paid will be taken into account.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which it failed the test and thereafter. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Taxable amounts from a modified endowment contract will be subject to an additional 10% excise tax, with certain exceptions. This additional tax may not apply:

[diamond] on or after the taxpayer attains age 59 1/2;

[diamond] if payments are attributable to the taxpayer's disability (within the meaning of Code Section 72(m)(7)); or

[diamond] if payments are made as a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the taxpayer (or for the lives or life expectancies of the taxpayer and his beneficiary).

MATERIAL CHANGES
If a policy undergoes a "material change" it must be re-determined whether or not it meets the 7-pay test. A "material change" could include:

[diamond] an increase in the death benefit;

[diamond] an increase in or addition of a qualified additional benefit; or

[diamond] a reduction or elimination of any Additional Rider Benefit previously elected

The following are two exceptions that are not considered a material change as given above:

[diamond] An increase attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first 7 policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] The death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment (subject to regulations) based on an established broad-based index specified in the policy. This does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period; and

          o the cost-of-living increase is funded ratably over the remaining premium payment period.

A reduction in the death benefit is not considered a material change unless premium payments are also reduced.

A material change may occur at any time during the life of the policy, and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts.

Consult an income tax advisor about the consequences of purchasing of multiple modified endowment contracts within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), each series of the fund is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series assets are invested so that no more than:

[diamond] 55% is in any 1 investment

[diamond] 70% is in any 2 investments

[diamond] 80% is in any 3 investments

[diamond] 90% is in any 4 investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account; therefore, each series or portfolio of a fund will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified in that there is no limit on the investment that may be made in U.S. Treasury securities. For the purpose of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

The U.S. Treasury announced that the Diversification Regulations do not provide guidance concerning how you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement would provide. It is possible that we may need to modify the policy to comply with such future U.S. Treasury announcements. Therefore, we reserve the right to modify the policy as necessary to prevent you from being considered the owner of the assets of the Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the person insured or exchanging or assigning the policy may have tax consequences. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract without recognition of gain or loss, provided that no money or other property is received in the exchange, and that the same person is insured. An outstanding loan from the surrendered policy could be treated as the receipt of money on the exchange, resulting in possible tax consequences.

We recommend that you consult an income tax advisor before making such a change or exchange.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to such taxes.


WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.


VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the funds' shares held by a subaccount at all regular and special shareholder meetings of the funds. Such voting will be according to your instructions to the extent required by law. However, we may elect to vote fund shares at our own discretion should the 1940 Act or any regulation thereunder be amended, or if its present interpretation should change allowing us to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. Fractional shares will be recognized.

We will vote the shares for which we receive no timely instructions in the same proportion as the shares for which we do receive votes. When we receive instructions to abstain from voting on any item, we reduce the number of votes cast on that item accordingly.

You will receive proxy materials, reports and other materials related to the funds.

We may disregard voting instructions when required by state insurance regulatory authorities, if the instructions could cause a change in the sub-classification or investment objective of a portfolio or to approve or disapprove an investment advisory contract. We may also disregard voting instructions that would make changes to a portfolio's investment policies or investment advisor that violate state law or regulations. We may disregard voting instructions that would result in an adverse effect on our General Account or result in overly speculative or unsound investments contrary to state law. Should we ever disregard voting instructions, we will promptly report it to policy owners along with the reasons for doing so.


SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.

SALES OF POLICIES
--------------------------------------------------------------------------------

Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("WSG"), a New York corporation incorporated on August 7, 1970. WSG is licensed to sell Phoenix Life insurance policies as well as annuity contracts and funds of companies affiliated with PHL Variable. WSG, a wholly owned Phoenix subsidiary, and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated December 31, 1996. PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly owned subsidiary of Phoenix. PEPCO is located at 56 Prospect Street in Hartford, Connecticut.

Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. PHL Variable will pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.

STATE REGULATION
--------------------------------------------------------------------------------

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------

We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

EXPERTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Variable Universal Life Account (The Phoenix Edge(R) - SPVL) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

--------------------------------------------------------------------------------
                                                    [LOGO OF PHOENIX] PHOENIX
                                                       WEALTH MANAGEMENT(R)

            PHOENIX
           EDGE(R)-SPVL

   V A R I A B L E   U N I V E R S A L   L I F E   A N N U A L   R E P O R T

                PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                DECEMBER 31, 2002

--------------------------------------------------------------------------------
L0209AR (C) The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                                     PHOENIX-            PHOENIX-                               PHOENIX-ALLIANCE/
                                     ABERDEEN          ABERDEEN NEW          PHOENIX-AIM           BERNSTEIN
                                   INTERNATIONAL           ASIA             MID-CAP EQUITY       GROWTH + VALUE
                                    SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                  ---------------     --------------       ----------------     -----------------
ASSETS
   Investment at cost             $       91,649       $       26,211       $       18,317         $       43,528
                                  ==============       ==============       ==============         ==============
   Investment at market           $       74,533       $       25,042       $       17,064         $       38,801
                                  --------------       --------------       --------------         --------------
      Total assets                        74,533               25,042               17,064                 38,801
LIABILITIES
   Accrued expenses                          -                    -                    -                      -
                                  --------------       --------------       --------------         --------------
NET ASSETS                        $       74,533       $       25,042       $       17,064         $       38,801
                                  ==============       ==============       ==============         ==============
Accumulation units outstanding           116,165               22,979               17,972                 48,378
                                  ==============       ==============       ==============         ==============
Unit value                        $     0.641615       $     1.089800       $     0.949475         $     0.802034
                                  ==============       ==============       ==============         ==============

                                                          PHOENIX-
                                                         DEUTSCHE           PHOENIX-DUFF &          PHOENIX-
                                     PHOENIX-           NASDAQ-100            PHELPS REAL           ENGEMANN
                                  DEUTSCHE DOW 30         INDEX(R)         ESTATE SECURITIES     CAPITAL GROWTH
                                    SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                  ---------------    -----------------     -----------------    -----------------
ASSETS
   Investment at cost             $      213,397       $       62,340       $      137,437         $      411,751
                                  ==============       ==============       ==============         ==============
   Investment at market           $      178,971       $       42,512       $      145,909         $      305,669
                                  --------------       --------------       --------------         --------------
      Total assets                       178,971               42,512              145,909                305,669
LIABILITIES
   Accrued expenses                           (1)                 -                    -                        1
                                  --------------       --------------       --------------         --------------
NET ASSETS                        $      178,972       $       42,512       $      145,909         $      305,668
                                  ==============       ==============       ==============         ==============
Accumulation units outstanding           227,823               72,285              118,834                678,992
                                  ==============       ==============       ==============         ==============
Unit value                        $     0.785578       $     0.588115       $     1.227844         $     0.450179
                                  ==============       ==============       ==============         ==============

                                     PHOENIX-                                 PHOENIX-
                                  ENGEMANN SMALL         PHOENIX-          GOODWIN MULTI-
                                    & MID-CAP         GOODWIN MONEY         SECTOR FIXED        PHOENIX-HOLLISTER
                                      GROWTH             MARKET                INCOME              VALUE EQUITY
                                    SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                  ---------------     --------------       ----------------     -----------------
ASSETS
   Investment at cost             $       14,745       $    1,328,381       $      237,023         $      423,182
                                  ==============       ==============       ==============         ==============
   Investment at market           $       11,175       $    1,328,381       $      236,458         $      308,624
                                  --------------       --------------       --------------         --------------
      Total assets                        11,175            1,328,381              236,458                308,624
LIABILITIES
   Accrued expenses                          -                     17                  -                       (2)
                                  --------------       --------------       --------------         --------------
NET ASSETS                        $       11,175       $    1,328,364       $      236,458         $      308,626
                                  ==============       ==============       ==============         ==============
Accumulation units outstanding            17,574            1,254,606              200,389                464,194
                                  ==============       ==============       ==============         ==============
Unit value                        $     0.635912       $     1.058816       $     1.179992         $     0.664865
                                  ==============       ==============       ==============         ==============

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                    PHOENIX-J.P.
                                      MORGAN                                                     PHOENIX-KAYNE
                                     RESEARCH          PHOENIX-JANUS        PHOENIX-JANUS          SMALL-CAP
                                   ENHANCED INDEX     FLEXIBLE INCOME          GROWTH            QUALITY VALUE
                                     SUBACCOUNT         SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                  ---------------     --------------       ----------------     -----------------
ASSETS
   Investment at cost             $      204,541       $      144,204       $      402,989       $        1,006
                                  ==============       ==============       ==============       ==============
   Investment at market           $      149,223       $      149,054       $      253,553       $          993
                                  --------------       --------------       --------------       --------------
      Total assets                       149,223              149,054              253,553                  993
LIABILITIES
   Accrued expenses                           94                    1                    3                  -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      149,129       $      149,053       $      253,550       $          993
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           214,147              129,184              499,116                  983
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.696387       $     1.153809       $     0.507997       $     1.010049
                                  ==============       ==============       ==============       ==============

                                   PHOENIX-LAZARD                                                 PHOENIX-LORD
                                    INTERNATIONAL     PHOENIX-LAZARD        PHOENIX-LAZARD      ABBETT LARGE-CAP
                                    EQUITY SELECT     SMALL-CAP VALUE       U.S. MULTI-CAP           VALUE
                                     SUBACCOUNT         SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                  ---------------     --------------       ----------------     -----------------
ASSETS
   Investment at cost             $        8,169       $       16,098       $       11,903       $       29,892
                                  ==============       ==============       ==============       ==============
   Investment at market           $        8,160       $       16,147       $       11,799       $       29,409
                                  --------------       --------------       --------------       --------------
      Total assets                         8,160               16,147               11,799               29,409
LIABILITIES
   Accrued expenses                          -                    -                    -                    -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $        8,160       $       16,147       $       11,799       $       29,409
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding             8,520               16,497               11,740               29,634
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.957776       $     0.978828       $     1.005033       $     0.992413
                                  ==============       ==============       ==============       ==============

                                   PHOENIX-LORD         PHOENIX-MFS
                                  ABBETT MID-CAP     INVESTORS GROWTH        PHOENIX-MFS          PHOENIX-MFS
                                       VALUE              STOCK            INVESTORS TRUST           VALUE
                                    SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                  ---------------    ----------------      ----------------     -----------------
ASSETS
   Investment at cost             $        9,444       $        4,982       $       16,178       $       68,902
                                  ==============       ==============       ==============       ==============
   Investment at market           $        9,667       $        3,854       $       15,902       $       62,545
                                  --------------       --------------       --------------       --------------
      Total assets                         9,667                3,854               15,902               62,545
LIABILITIES
   Accrued expenses                          -                    -                    -                      1
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $        9,667       $        3,854       $       15,902       $       62,544
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding             9,663                4,987               19,259               68,660
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.000402       $     0.772824       $     0.825705       $     0.910921
                                  ==============       ==============       ==============       ==============

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                                          PHOENIX-
                                      PHOENIX-           OAKHURST           PHOENIX-SANFORD      PHOENIX-SANFORD
                                  OAKHURST GROWTH        STRATEGIC          BERNSTEIN GLOBAL      BERNSTEIN MID-
                                    AND INCOME          ALLOCATION              VALUE               CAP VALUE
                                    SUBACCOUNT          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                  ---------------     --------------       ----------------     -----------------
ASSETS
   Investment at cost             $      212,864       $      294,475       $       11,982       $      327,588
                                  ==============       ==============       ==============       ==============
   Investment at market           $      170,454       $      257,263       $       11,827       $      303,135
                                  --------------       --------------       --------------       --------------
      Total assets                       170,454              257,263               11,827              303,135
LIABILITIES
   Accrued expenses                           (1)                 -                     (1)                  (1)
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      170,455       $      257,263       $       11,828       $      303,136
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           208,366              286,019               14,335              245,449
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.818053       $     0.899473       $     0.825194       $     1.235028
                                  ==============       ==============       ==============       ==============

                                                                                                 PHOENIX-STATE
                                  PHOENIX-SANFORD                                               STREET RESEARCH
                                  BERNSTEIN SMALL-    PHOENIX-SENECA        PHOENIX-SENECA          SMALL-CAP
                                     CAP VALUE        MID-CAP GROWTH       STRATEGIC THEME           GROWTH
                                    SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                  ---------------     --------------       ----------------     -----------------
ASSETS
   Investment at cost             $       82,064       $      150,099       $      115,190       $          556
                                  ==============       ==============       ==============       ==============
   Investment at market           $       69,646       $       87,626       $       66,343       $          546
                                  --------------       --------------       --------------       --------------
      Total assets                        69,646               87,626               66,343                  546
LIABILITIES
   Accrued expenses                          -                      1                  -                    -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       69,646       $       87,625       $       66,343       $          546
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding            71,511              168,491               44,798                  542
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.973920       $     0.520064       $     0.458173       $     1.008475
                                  ==============       ==============       ==============       ==============

                                    PHOENIX-VAN                                                  ALGER AMERICAN
                                    KAMPEN FOCUS      AIM V.I. CAPITAL     AIM V.I. PREMIER        LEVERAGED
                                      EQUITY           APPRECIATION             EQUITY               ALLCAP
                                    SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                  ---------------     --------------       ----------------     -----------------
ASSETS
   Investment at cost             $       18,369       $       21,140       $       14,181       $      123,760
                                  ==============       ==============       ==============       ==============
   Investment at market           $       14,003       $       19,657       $       10,718       $       79,954
                                  --------------       --------------       --------------       --------------
      Total assets                        14,003               19,657               10,718               79,954
LIABILITIES
   Accrued expenses                          -                    -                    -                    -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       14,003       $       19,657       $       10,718       $       79,954
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding            20,461               27,896               16,263              144,825
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.684382       $     0.704648       $     0.659033       $     0.552073
                                  ==============       ==============       ==============       ==============

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                   FEDERATED FUND
                                      FOR U.S.        FEDERATED HIGH
                                     GOVERNMENT        INCOME BOND                                 VIP GROWTH
                                    SECURITIES II         FUND II          VIP CONTRAFUND(R)     OPPORTUNITIES
                                     SUBACCOUNT         SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                  ---------------     --------------       ----------------     -----------------
ASSETS
   Investment at cost             $      512,416       $       90,379       $       76,918       $       27,623
                                  ==============       ==============       ==============       ==============
   Investment at market           $      532,748       $       80,492       $       73,164       $       23,665
                                  --------------       --------------       --------------       --------------
      Total assets                       532,748               80,492               73,164               23,665
LIABILITIES
   Accrued expenses                           (2)                   1                  -                    -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      532,750       $       80,491       $       73,164       $       23,665
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           460,562               84,139               83,071               31,851
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.156737       $     0.956640       $     0.880739       $     0.742979
                                  ==============       ==============       ==============       ==============

                                                                             TEMPLETON
                                                                             DEVELOPING            TEMPLETON
                                                      MUTUAL SHARES            MARKETS              FOREIGN
                                    VIP GROWTH          SECURITIES           SECURITIES            SECURITIES
                                    SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                  ---------------     --------------       ----------------     -----------------
ASSETS
   Investment at cost             $      113,627       $       76,783       $        4,932       $       73,137
                                  ==============       ==============       ==============       ==============
   Investment at market           $       73,617       $       69,160       $        4,819       $       52,310
                                  --------------       --------------       --------------       --------------
      Total assets                        73,617               69,160                4,819               52,310
LIABILITIES
   Accrued expenses                          -                    -                    -                    -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       73,617       $       69,160       $        4,819       $       52,310
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           132,136               77,230                5,160               72,735
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.557130       $     0.895514       $     0.933802       $     0.719181
                                  ==============       ==============       ==============       ==============

                                    TEMPLETON           TEMPLETON             SCUDDER VIT
                                   GLOBAL ASSET          GROWTH             EAFE(R) EQUITY         SCUDDER VIT
                                    ALLOCATION          SECURITIES              INDEX           EQUITY 500 INDEX
                                    SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                  ---------------     --------------       ----------------     -----------------
ASSETS
   Investment at cost             $       10,421       $       20,230       $      181,602       $        7,243
                                  ==============       ==============       ==============       ==============
   Investment at market           $        8,032       $       17,059       $      130,384       $        6,232
                                  --------------       --------------       --------------       --------------
      Total assets                         8,032               17,059              130,384                6,232
LIABILITIES
   Accrued expenses                          -                    -                  2,066                  (15)
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $        8,032       $       17,059       $      128,318       $        6,247
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding             9,299               21,252              181,608                7,542
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.863745       $     0.802667       $     0.706562       $     0.828252
                                  ==============       ==============       ==============       ==============

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                WANGER
                                                      WANGER FOREIGN         INTERNATIONAL
                                    TECHNOLOGY            FORTY               SMALL CAP          WANGER TWENTY
                                    SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                  ---------------     --------------       ----------------     -----------------
ASSETS
   Investment at cost             $       55,620       $       48,460       $      413,795       $       35,276
                                  ==============       ==============       ==============       ==============
   Investment at market           $       26,770       $       28,632       $      338,016       $       35,430
                                  --------------       --------------       --------------       --------------
      Total assets                        26,770               28,632              338,016               35,430
LIABILITIES
   Accrued expenses                          -                    -                      1                  -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       26,770       $       28,632       $      338,015       $       35,430
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           111,186               44,486              504,162               35,180
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.240769       $     0.643628       $     0.670449       $     1.007102
                                  ==============       ==============       ==============       ==============

                                     WANGER U.S.
                                      SMALLER
                                     COMPANIES
                                    SUBACCOUNT
                                  ---------------
ASSETS
   Investment at cost             $      528,227
                                  ==============
   Investment at market           $      448,352
                                  --------------
      Total assets                       448,352
LIABILITIES
   Accrued expenses                          -
                                  --------------
NET ASSETS                        $      448,352
                                  ==============
Accumulation units outstanding           458,192
                                  ==============
Unit value                        $     0.978524
                                  ==============

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                PHOENIX-          PHOENIX-                       PHOENIX-ALLIANCE/
                                                                ABERDEEN        ABERDEEN NEW      PHOENIX-AIM       BERNSTEIN
                                                              INTERNATIONAL        ASIA          MID-CAP EQUITY   GROWTH + VALUE
                                                               SUBACCOUNT        SUBACCOUNT       SUBACCOUNT(1)      SUBACCOUNT
                                                             ---------------   --------------   ----------------  ----------------
Investment income
   Distributions                                              $         709     $         596    $         -       $         184
Expenses
   Mortality, expense risk and administrative charges                   -                 -                -                 -
                                                              -------------     -------------    -------------     -------------
Net investment income (loss)                                            709               596              -                 184
                                                              -------------     -------------    -------------     -------------
Net realized gain (loss) from share transactions                         39               (10)              (9)              (13)
Net realized gain distribution from Fund                                -                 -                 13               -
Net unrealized appreciation (depreciation) on investment            (10,581)           (1,895)          (1,253)           (4,783)
                                                              -------------     -------------    -------------     -------------
Net gain (loss) on investment                                       (10,542)           (1,905)          (1,249)           (4,796)
Net increase (decrease) in net assets resulting from
   operations                                                 $      (9,833)    $      (1,309)   $      (1,249)    $      (4,612)
                                                              =============     =============    =============     =============

                                                                                  PHOENIX-
                                                                                  DEUTSCHE      PHOENIX-DUFF &        PHOENIX-
                                                                PHOENIX-         NASDAQ-100       PHELPS REAL         ENGEMANN
                                                             DEUTSCHE DOW 30      INDEX(R)     ESTATE SECURITIES   CAPITAL GROWTH
                                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                             ---------------   --------------  -----------------  ----------------
Investment income
   Distributions                                              $       2,453     $         -      $       4,003      $        -
Expenses
   Mortality, expense risk and administrative charges                     2               -                -                    1
                                                              -------------     -------------    -------------      -------------
Net investment income (loss)                                          2,451               -              4,003                 (1)
                                                              -------------     -------------    -------------      -------------
Net realized gain (loss) from share transactions                        (24)           (1,960)          (1,549)           (13,244)
Net realized gain distribution from Fund                                381               -                527                -
Net unrealized appreciation (depreciation) on investment            (33,487)          (22,659)           6,399           (104,731)
                                                              -------------     -------------    -------------      -------------
Net gain (loss) on investment                                       (33,130)          (24,619)           5,377           (117,975)
Net increase (decrease) in net assets resulting from
   operations                                                 $     (30,679)    $     (24,619)   $       9,380      $    (117,976)
                                                              =============     =============    =============      =============

                                                                PHOENIX-                            PHOENIX-
                                                             ENGEMANN SMALL       PHOENIX-       GOODWIN MULTI-
                                                               & MID-CAP       GOODWIN MONEY      SECTOR FIXED    PHOENIX-HOLLISTER
                                                                 GROWTH            MARKET            INCOME         VALUE EQUITY
                                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                             ---------------   --------------   ----------------  ----------------
Investment income
   Distributions                                              $         -       $      14,436    $      13,802      $       3,311
Expenses
   Mortality, expense risk and administrative charges                   -                  16              -                   (1)
                                                              -------------     -------------    -------------      -------------
Net investment income (loss)                                            -              14,420           13,802              3,312
                                                              -------------     -------------    -------------      -------------
Net realized gain (loss) from share transactions                       (240)              -                 48            (12,488)
Net realized gain distribution from Fund                                -                 -                -                  -
Net unrealized appreciation (depreciation) on investment             (3,254)              -              5,026            (87,326)
                                                              -------------     -------------    -------------      -------------
Net gain (loss) on investment                                        (3,494)              -              5,074            (99,814)
Net increase (decrease) in net assets resulting from
   operations                                                 $      (3,494)    $      14,420    $      18,876      $     (96,502)
                                                              =============     =============    =============      =============

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                             PHOENIX-J.P.
                                                               MORGAN                                              PHOENIX-KAYNE
                                                              RESEARCH         PHOENIX-JANUS     PHOENIX-JANUS       SMALL-CAP
                                                            ENHANCED INDEX    FLEXIBLE INCOME       GROWTH         QUALITY VALUE
                                                              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT(7)
                                                             ---------------   --------------   ----------------  ----------------
Investment income
   Distributions                                              $       1,467     $       5,062    $         -       $           4
Expenses
   Mortality, expense risk and administrative charges                    94                 1            5,148               -
                                                              -------------     -------------    -------------     -------------
Net investment income (loss)                                          1,373             5,061           (5,148)                4
                                                              -------------     -------------    -------------     -------------
Net realized gain (loss) from share transactions                       (255)              (10)          (7,672)              -
Net realized gain distribution from Fund                                -                 482              -                   3
Net unrealized appreciation (depreciation) on investment            (44,413)            5,487         (100,542)              (13)
                                                              -------------     -------------    -------------     -------------
Net gain (loss) on investment                                       (44,668)            5,959         (108,214)              (10)
Net increase (decrease) in net assets resulting from
   operations                                                 $     (43,295)    $      11,020    $    (113,362)    $          (6)
                                                              =============     =============    =============     =============

                                                             PHOENIX-LAZARD                                         PHOENIX-LORD
                                                             INTERNATIONAL     PHOENIX-LAZARD    PHOENIX-LAZARD   ABBETT LARGE-CAP
                                                             EQUITY SELECT     SMALL-CAP VALUE   U.S. MULTI-CAP        VALUE
                                                              SUBACCOUNT(6)     SUBACCOUNT(5)     SUBACCOUNT(8)     SUBACCOUNT(6)
                                                             ---------------   ---------------  ----------------  -----------------
Investment income
   Distributions                                              $         -       $          14    $          28     $          57
Expenses
   Mortality, expense risk and administrative charges                   -                 -                -                 -
                                                              -------------     -------------    -------------     -------------
Net investment income (loss)                                            -                  14               28                57
                                                              -------------     -------------    -------------     -------------
Net realized gain (loss) from share transactions                       (206)                1              -                (151)
Net realized gain distribution from Fund                                -                 -                -                 -
Net unrealized appreciation (depreciation) on investment                 (9)               49             (104)             (483)
                                                              -------------     -------------    -------------     -------------
Net gain (loss) on investment                                          (215)               50             (104)             (634)
Net increase (decrease) in net assets resulting from
   operations                                                 $        (215)    $          64    $         (76)    $        (577)
                                                              =============     =============    =============     =============

                                                               PHOENIX-LORD     PHOENIX-MFS
                                                              ABBETT MID-CAP  INVESTORS GROWTH   PHOENIX-MFS        PHOENIX-MFS
                                                                 VALUE             STOCK        INVESTORS TRUST        VALUE
                                                              SUBACCOUNT(5)     SUBACCOUNT(2)    SUBACCOUNT(4)       SUBACCOUNT
                                                             ---------------  ----------------  ----------------  ----------------
Investment income
   Distributions                                              $          26     $         -      $          58     $         519
Expenses
   Mortality, expense risk and administrative charges                   -                 -                -                   1
                                                              -------------     -------------    -------------     -------------
Net investment income (loss)                                             26               -                 58               518
                                                              -------------     -------------    -------------     -------------
Net realized gain (loss) from share transactions                        -                (237)             -                (183)
Net realized gain distribution from Fund                                -                   1              -                  31
Net unrealized appreciation (depreciation) on investment                223            (1,128)            (276)           (6,863)
                                                              -------------     -------------    -------------     -------------
Net gain (loss) on investment                                           223            (1,364)            (276)           (7,015)
Net increase (decrease) in net assets resulting from
   operations                                                 $         249     $      (1,364)   $        (218)    $      (6,497)
                                                              =============     =============    =============     =============

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                  PHOENIX-
                                                                PHOENIX-         OAKHURST       PHOENIX-SANFORD   PHOENIX-SANFORD
                                                             OAKHURST GROWTH     STRATEGIC      BERNSTEIN GLOBAL   BERNSTEIN MID-
                                                               AND INCOME        ALLOCATION         VALUE           CAP VALUE
                                                               SUBACCOUNT        SUBACCOUNT      SUBACCOUNT(8)      SUBACCOUNT
                                                             ---------------   --------------   ----------------  ----------------
Investment income
   Distributions                                              $       1,509     $       6,452    $         107     $       2,904
Expenses
   Mortality, expense risk and administrative charges                    (1)               (3)              (1)              -
                                                              -------------     -------------    -------------     -------------
Net investment income (loss)                                          1,510             6,455              108             2,904
                                                              -------------     -------------    -------------     -------------
Net realized gain (loss) from share transactions                     (3,724)               63              -             (10,440)
Net realized gain distribution from Fund                                -                 -                -              23,024
Net unrealized appreciation (depreciation) on investment            (43,151)          (34,253)            (155)          (55,380)
                                                              -------------     -------------    -------------     -------------
Net gain (loss) on investment                                       (46,875)          (34,190)            (155)          (42,796)
Net increase (decrease) in net assets resulting from
   operations                                                 $     (45,365)    $     (27,735)   $         (47)    $     (39,892)
                                                              =============     =============    =============     =============

                                                                                                                  PHOENIX-STATE
                                                            PHOENIX-SANFORD                                       STREET RESEARCH
                                                            BERNSTEIN SMALL-   PHOENIX-SENECA   PHOENIX-SENECA       SMALL-CAP
                                                               CAP VALUE       MID-CAP GROWTH   STRATEGIC THEME        GROWTH
                                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT(6)
                                                             ---------------   --------------   ----------------  ----------------
Investment income
   Distributions                                              $         335     $         -      $         -       $         -
Expenses
   Mortality, expense risk and administrative charges                   -                   1              -                 -
                                                              -------------     -------------    -------------     -------------
Net investment income (loss)                                            335                (1)             -                 -
                                                              -------------     -------------    -------------     -------------
Net realized gain (loss) from share transactions                       (690)          (10,688)            (152)             (186)
Net realized gain distribution from Fund                              3,099               -                -                 -
Net unrealized appreciation (depreciation) on investment            (13,274)          (45,089)         (34,589)              (10)
                                                              -------------     -------------    -------------     -------------
Net gain (loss) on investment                                       (10,865)          (55,777)         (34,741)             (196)
Net increase (decrease) in net assets resulting from
   operations                                                 $     (10,530)    $     (55,778)   $     (34,741)    $        (196)
                                                              =============     =============    =============     =============

                                                              PHOENIX-VAN                                          ALGER AMERICAN
                                                              KAMPEN FOCUS    AIM V.I. CAPITAL  AIM V.I. PREMIER     LEVERAGED
                                                                 EQUITY         APPRECIATION        EQUITY             ALLCAP
                                                               SUBACCOUNT       SUBACCOUNT(3)     SUBACCOUNT         SUBACCOUNT
                                                             ---------------   ---------------  ----------------  ----------------
Investment income
   Distributions                                              $         -       $         -      $          43     $          10
Expenses
                                                              -------------     -------------    -------------     -------------
   Mortality, expense risk and administrative charges                   -                 -                -                 -
                                                              -------------     -------------    -------------     -------------
Net investment income (loss)                                            -                 -                 43                10
Net realized gain (loss) from share transactions                        (39)              (29)          (4,086)           (5,871)
Net realized gain distribution from Fund                                -                 -                -                 -
Net unrealized appreciation (depreciation) on investment             (4,406)           (1,483)          (3,685)          (42,429)
                                                              -------------     -------------    -------------     -------------
Net gain (loss) on investment                                        (4,445)           (1,512)          (7,771)          (48,300)
Net increase (decrease) in net assets resulting from
   operations                                                 $      (4,445)    $      (1,512)   $      (7,728)    $     (48,290)
                                                              =============     =============    =============     =============

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                             FEDERATED FUND
                                                                 FOR U.S.      FEDERATED HIGH
                                                               GOVERNMENT       INCOME BOND                        VIP GROWTH
                                                              SECURITIES II        FUND II     VIP CONTRAFUND(R)  OPPORTUNITIES
                                                               SUBACCOUNT        SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                                             ---------------   --------------  -----------------  ----------------
Investment income
   Distributions                                              $       8,061     $       7,330    $         130     $          64
Expenses
   Mortality, expense risk and administrative charges                    (2)              -                -                 -
                                                              -------------     -------------    -------------     -------------
Net investment income (loss)                                          8,063             7,330              130                64
                                                              -------------     -------------    -------------     -------------
Net realized gain (loss) from share transactions                        710            (2,652)              15               135
Net realized gain distribution from Fund                                -                 -                -                 -
Net unrealized appreciation (depreciation) on investment             17,880            (6,182)          (4,547)           (4,062)
                                                              -------------     -------------    -------------     -------------
Net gain (loss) on investment                                        18,590            (8,834)          (4,532)           (3,927)
Net increase (decrease) in net assets resulting from
   operations                                                 $      26,653     $      (1,504)   $      (4,402)    $      (3,863)
                                                              =============     =============    =============     =============

                                                                                                   TEMPLETON
                                                                                                  DEVELOPING        TEMPLETON
                                                                               MUTUAL SHARES        MARKETS          FOREIGN
                                                               VIP GROWTH        SECURITIES        SECURITIES       SECURITIES
                                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                             ---------------   --------------   ----------------  ----------------
Investment income
   Distributions                                              $         180     $         767    $          71     $       1,478
Expenses
   Mortality, expense risk and administrative charges                   -                 -                -                 -
                                                              -------------     -------------    -------------     -------------
Net investment income (loss)                                            180               767               71             1,478
                                                              -------------     -------------    -------------     -------------
Net realized gain (loss) from share transactions                    (11,466)           (2,940)              (3)           (6,218)
Net realized gain distribution from Fund                                -               1,903              -                 -
Net unrealized appreciation (depreciation) on investment            (32,082)          (11,187)             (71)          (12,982)
                                                              -------------     -------------    -------------     -------------
Net gain (loss) on investment                                       (43,548)          (12,224)             (74)          (19,200)
Net increase (decrease) in net assets resulting from
   operations                                                 $     (43,368)    $     (11,457)   $          (3)    $     (17,722)
                                                              =============     =============    =============     =============

                                                               TEMPLETON         TEMPLETON        SCUDDER VIT
                                                              GLOBAL ASSET         GROWTH        EAFE(R) EQUITY     SCUDDER VIT
                                                               ALLOCATION        SECURITIES          INDEX        EQUITY 500 INDEX
                                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                             ---------------   --------------   ----------------  ----------------
Investment income
   Distributions                                              $         145     $         472    $       2,066     $          90
Expenses
   Mortality, expense risk and administrative charges                   -                 -                -                 (15)
                                                              -------------     -------------    -------------     -------------
Net investment income (loss)                                            145               472            2,066               105
                                                              -------------     -------------    -------------     -------------
Net realized gain (loss) from share transactions                        (11)             (824)          (5,901)               (6)
Net realized gain distribution from Fund                                -                 462              -                   2
Net unrealized appreciation (depreciation) on investment               (506)           (4,250)         (37,004)           (1,028)
                                                              -------------     -------------    -------------     -------------
Net gain (loss) on investment                                          (517)           (4,612)         (42,905)           (1,032)
Net increase (decrease) in net assets resulting from
   operations                                                 $        (372)    $      (4,140)   $     (40,839)    $        (927)
                                                              =============     =============    =============     =============

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                     WANGER
                                                                                WANGER FOREIGN   INTERNATIONAL
                                                               TECHNOLOGY          FORTY            SMALL CAP      WANGER TWENTY
                                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                             ---------------   --------------   ----------------  ----------------
Investment income
   Distributions                                              $         -       $         -      $         -       $         -
Expenses
   Mortality, expense risk and administrative charges                   -                 -                  1               -
                                                              -------------     -------------    -------------     -------------
Net investment income (loss)                                            -                 -                 (1)              -
                                                              -------------     -------------    -------------     -------------
Net realized gain (loss) from share transactions                     (1,088)           (3,263)           6,339               674
Net realized gain distribution from Fund                                -                 -                -                 -
Net unrealized appreciation (depreciation) on investment            (21,027)           (2,264)         (68,864)           (2,130)
                                                              -------------     -------------    -------------     -------------
Net gain (loss) on investment                                       (22,115)           (5,527)         (62,525)           (1,456)
Net increase (decrease) in net assets resulting from
   operations                                                 $     (22,115)    $      (5,527)   $     (62,526)    $      (1,456)
                                                              =============     =============    =============     =============

                                                               WANGER U.S.
                                                                 SMALLER
                                                                COMPANIES
                                                               SUBACCOUNT
                                                             ---------------
Investment income
   Distributions                                              $         -
Expenses
   Mortality, expense risk and administrative charges                   -
                                                              -------------
Net investment income (loss)                                            -
                                                              -------------
Net realized gain (loss) from share transactions                     (9,712)
Net realized gain distribution from Fund                                -
Net unrealized appreciation (depreciation) on investment           (109,842)
                                                              -------------
Net gain (loss) on investment                                      (119,554)
Net increase (decrease) in net assets resulting from
   operations                                                 $    (119,554)
                                                              =============

Footnotes for Statements of Operations
For the period ended December 31, 2002

(1)  From inception January 3, 2002 to December 31, 2002.
(2)  From inception January 23, 2002 to December 31, 2002.
(3)  From inception February 1, 2002 to December 31, 2002.
(4)  From inception July 9, 2002 to December 31, 2002.
(5)  From inception September 26, 2002 to December 31, 2002.
(6)  From inception November 27, 2002 to December 31, 2002.
(7)  From inception December 3, 2002 to December 31, 2002.
(8)  From inception December 26, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                                                     PHOENIX-
                                        PHOENIX-            PHOENIX-       PHOENIX-ALLIANCE/                         DEUTSCHE
                                        ABERDEEN           ABERDEEN            BERNSTEIN       PHOENIX-DEUTSCHE     NASDAQ-100
                                      INTERNATIONAL        NEW ASIA         GROWTH + VALUE          DOW 30           INDEX(R)
                                      SUBACCOUNT(3)     SUBACCOUNT(14)      SUBACCOUNT(16)       SUBACCOUNT(8)     SUBACCOUNT(11)
                                     ---------------   ----------------    -----------------   ----------------   ---------------
Investment income
   Distributions                      $         -        $         144       $           3      $       1,174     $         -
Expenses
   Mortality, expense risk and
      administrative charges                    -                  -                   -                  -                   1
                                      -------------      -------------       -------------      -------------     -------------
Net investment income (loss)                    -                  144                   3              1,174                (1)
                                      -------------      -------------       -------------      -------------     -------------
Net realized gain (loss) from
   share transactions                           556              1,780                 -               (3,898)             (523)
Net realized gain distribution
   from Fund                                    639                -                   -                  546               -
Net unrealized appreciation
   (depreciation) on investment              (6,535)               726                  56               (939)            2,831
                                      -------------      -------------       -------------      -------------     -------------
Net gain (loss) on investment                (5,340)             2,506                  56             (4,291)            2,308
Net increase (decrease) in net
   assets resulting from operations   $      (5,340)     $       2,650       $          59      $      (3,117)    $       2,307
                                      =============      =============       =============      =============     =============

                                                                                                                     PHOENIX-
                                       PHOENIX-DUFF &        PHOENIX-                              PHOENIX-        FEDERATED U.S.
                                        PHELPS REAL          ENGEMANN            PHOENIX-       ENGEMANN SMALL      GOVERNMENT
                                     ESTATE SECURITIES    CAPITAL GROWTH      ENGEMANN NIFTY    & MID-CAP GROWTH       BOND
                                      SUBACCOUNT(4)         SUBACCOUNT       FIFTY SUBACCOUNT    SUBACCOUNT(12)    SUBACCOUNT(1)
                                     -----------------   ----------------   -----------------   ----------------  --------------
Investment income
   Distributions                      $       1,507      $          24       $         -         $        -       $       4,073
Expenses
   Mortality, expense risk and
      administrative charges                    -                  -                   -                  -                   1
                                      -------------      -------------       -------------       ------------     -------------
Net investment income (loss)                  1,507                 24                 -                  -               4,072
                                      -------------      -------------       -------------       ------------     -------------
Net realized gain (loss)
   from share transactions                     (585)            13,655              (1,979)                (6)               58
Net realized gain distribution
   from Fund                                    -                  920                 -                  -               2,355
Net unrealized appreciation
   (depreciation) on investment               2,073              1,024                (708)              (316)           (2,071)
                                      -------------      -------------       -------------       ------------     -------------
Net gain (loss) on investment                 1,488             15,599              (2,687)              (322)              342
Net increase (decrease) in net
   assets resulting from operations   $       2,995      $      15,623       $      (2,687)      $       (322)    $       4,414
                                      =============      =============       =============       ============     =============

                                                            PHOENIX-
                                        PHOENIX-         GOODWIN MULTI-                          PHOENIX-J.P.
                                      GOODWIN MONEY      SECTOR FIXED      PHOENIX-HOLLISTER   MORGAN RESEARCH     PHOENIX-JANUS
                                         MARKET             INCOME           VALUE EQUITY       ENHANCED INDEX      CORE EQUITY
                                       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(3)      SUBACCOUNT(10)       SUBACCOUNT
                                     ---------------   ----------------    -----------------   ----------------    ---------------
Investment income
   Distributions                      $      28,469      $      10,060       $       2,495      $         876     $         328
Expenses
   Mortality, expense risk and
      administrative charges                  1,686                  1                  (2)               -                 -
                                      -------------      -------------       -------------      -------------     -------------
Net investment income (loss)                 26,783             10,059               2,497                876               328
                                      -------------      -------------       -------------      -------------     -------------
Net realized gain (loss)
   from share transactions                      -                   15              (9,665)              (109)             (692)
Net realized gain distribution
   from Fund                                    -                  -                 1,274                685               -
Net unrealized appreciation
   (depreciation) on investment                 -               (5,570)            (27,232)           (10,905)           (1,032)
                                      -------------      -------------       -------------      -------------     -------------
Net gain (loss) on investment                   -               (5,555)            (35,623)           (10,329)           (1,724)
Net increase (decrease) in net
   assets resulting from operations   $      26,783      $       4,504       $     (33,126)     $      (9,453)    $      (1,396)
                                      =============      =============       =============      =============     =============

                                                                                                PHOENIX-MORGAN        PHOENIX-
                                      PHOENIX-JANUS      PHOENIX-JANUS       PHOENIX-MFS        STANLEY FOCUS        OAKHURST
                                     FLEXIBLE INCOME        GROWTH              VALUE              EQUITY            BALANCED
                                      SUBACCOUNT(6)      SUBACCOUNT(3)      SUBACCOUNT(16)      SUBACCOUNT(17)      SUBACCOUNT(5)
                                     ---------------   ----------------    -----------------   ----------------    ---------------
Investment income
   Distributions                      $       2,423      $         -         $          38      $         -       $         454
Expenses
   Mortality, expense risk and
      administrative charges                    -                  -                   -                  -                 -
                                      -------------      -------------       -------------      -------------     -------------
Net investment income (loss)                  2,423                -                    38                -                 454
                                      -------------      -------------       -------------      -------------     -------------
Net realized gain (loss) from
   share transactions                             8               (566)                -                  (72)                2
Net realized gain distribution
   from Fund                                    545                -                   -                  -                 170
Net unrealized appreciation
   (depreciation) on investment                (637)           (48,894)                506                 40               301
                                      -------------      -------------       -------------      -------------     -------------
Net gain (loss) on investment                   (84)           (49,460)                506                (32)              473
Net increase (decrease) in net
   assets resulting from operations   $       2,339      $     (49,460)      $         544      $         (32)    $         927
                                      =============      =============       =============      =============     =============

                                                          PHOENIX-
                                        PHOENIX-          OAKHURST           PHOENIX-SANFORD   PHOENIX-SANFORD
                                     OAKHURST GROWTH      STRATEGIC           BERNSTEIN MID-   BERNSTEIN SMALL-     PHOENIX-SENECA
                                       AND INCOME         ALLOCATION            CAP VALUE         CAP VALUE         MID-CAP GROWTH
                                      SUBACCOUNT(7)      SUBACCOUNT(1)         SUBACCOUNT        SUBACCOUNT(15)      SUBACCOUNT(1)
                                     ---------------   ----------------    -----------------   ----------------    ---------------
Investment income
   Distributions                      $         478      $       2,325       $       2,710      $         102     $         -
Expenses
   Mortality, expense risk and
      administrative charges                      1                  1                 -                  -                 -
                                      -------------      -------------       -------------      -------------     -------------
Net investment income (loss)                    477              2,324               2,710                102               -
                                      -------------      -------------       -------------      -------------     -------------
Net realized gain (loss)
   from share transactions                       (3)            (1,330)             (2,486)               302            (2,689)
Net realized gain distribution
   from Fund                                     32              1,752               1,198                191               -
Net unrealized appreciation
   (depreciation) on investment                 741             (2,957)             29,785                856           (17,384)
                                      -------------      -------------       -------------      -------------     -------------
Net gain (loss) on investment                   770             (2,535)             28,497              1,349           (20,073)
Net increase (decrease) in net
   assets resulting from operations   $       1,247      $        (211)      $      31,207      $       1,451     $     (20,073)
                                      =============      =============       =============      =============     =============

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                  (CONTINUED)

                                                                             ALGER AMERICAN      DEUTSCHE VIT
                                      PHOENIX-SENECA                           LEVERAGED        EAFE(R) EQUITY     DEUTSCHE VIT
                                     STRATEGIC THEME    AIM V.I. VALUE      ALLCAP PORTFOLIO         INDEX        EQUITY 500 INDEX
                                       SUBACCOUNT       SUBACCOUNT(18)        SUBACCOUNT         SUBACCOUNT(7)     SUBACCOUNT(16)
                                     ---------------   ----------------    -----------------   ----------------   ---------------
Investment income
   Distributions                      $         -        $         -         $         -        $         -       $         -
Expenses
   Mortality, expense risk and
      administrative charges                    -                  -                     2                -                 -
                                      -------------      -------------       -------------      -------------     -------------
Net investment income (loss)                    -                  -                    (2)               -                 -
                                      -------------      -------------       -------------      -------------     -------------
Net realized gain (loss)
   from share transactions                     (889)               -                (1,055)               592               -
Net realized gain distribution
   from Fund                                  1,126                -                 1,466                -                 -
Net unrealized appreciation
   (depreciation) on investment             (13,914)               222              (1,338)           (14,214)               17
                                      -------------      -------------       -------------      -------------     -------------
Net gain (loss) on investment               (13,677)               222                (927)           (13,622)               17
Net increase (decrease) in net
   assets resulting from operations   $     (13,677)     $         222       $        (929)     $     (13,622)    $          17
                                      =============      =============       =============      =============     =============

                                      FEDERATED FUND
                                         FOR U.S.       FEDERATED HIGH                           VIP GROWTH
                                       GOVERNMENT        INCOME BOND      VIP CONTRAFUND(R)     OPPORTUNITIES       VIP GROWTH
                                      SECURITIES II        FUND II           PORTFOLIO            PORTFOLIO         PORTFOLIO
                                      SUBACCOUNT(3)     SUBACCOUNT(4)       SUBACCOUNT(13)      SUBACCOUNT(12)     SUBACCOUNT(2)
                                     ---------------   ----------------    -----------------   ----------------   ---------------
Investment income
   Distributions                      $         977      $       1,393       $         -        $         -       $         -
Expenses
   Mortality, expense risk and
      administrative charges                    -                  -                   -                  -                 -
                                      -------------      -------------       -------------      -------------     -------------
Net investment income (loss)                    977              1,393                 -                  -                 -
                                      -------------      -------------       -------------      -------------     -------------
Net realized gain (loss)
   from share transactions                      171                (12)                  3                  2              (157)
Net realized gain distribution
   from Fund                                    -                  -                   -                  -               1,883
Net unrealized appreciation
   (depreciation) on investment               2,452             (3,705)                793                104            (7,928)
                                      -------------      -------------       -------------      -------------     -------------
Net gain (loss) on investment                 2,623             (3,717)                796                106            (6,202)
Net increase (decrease) in net
   assets resulting from operations   $       3,600      $      (2,324)      $         796      $         106     $      (6,202)
                                      =============      =============       =============      =============     =============

                                                                              TEMPLETON
                                                                              DEVELOPING                             TEMPLETON
                                      MUTUAL SHARES    TEMPLETON ASSET          MARKETS        TEMPLETON GROWTH    INTERNATIONAL
                                       SECURITIES         STRATEGY            SECURITIES          SECURITIES        SECURITIES
                                      SUBACCOUNT(5)     SUBACCOUNT(6)        SUBACCOUNT(11)      SUBACCOUNT(9)      SUBACCOUNT
                                     ---------------   ----------------    -----------------   ----------------   ---------------
Investment income
   Distributions                      $         221      $         118       $         -        $         373     $         676
Expenses
   Mortality, expense risk and
      administrative charges                    -                    1                 -                    1               -
                                      -------------      -------------       -------------      -------------     -------------
Net investment income (loss)                    221                117                 -                  372               676
                                      -------------      -------------       -------------      -------------     -------------
Net realized gain (loss)
   from share transactions                   (3,743)                78                  (3)                31               (38)
Net realized gain distribution
   from Fund                                    743                842                 -                   42             5,315
Net unrealized appreciation
   (depreciation) on investment               3,564             (1,883)                (42)             1,079            (8,483)
                                      -------------      -------------       -------------      -------------     -------------
Net gain (loss) on investment                   564               (963)                (45)             1,152            (3,206)
Net increase (decrease) in net
   assets resulting from operations   $         785      $        (846)      $         (45)     $       1,524     $      (2,530)
                                      =============      =============       =============      =============     =============

                                                                               WANGER
                                        TECHNOLOGY      WANGER FOREIGN      INTERNATIONAL                           WANGER U.S.
                                        PORTFOLIO           FORTY             SMALL CAP          WANGER TWENTY      SMALL CAP
                                      SUBACCOUNT(3)       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT(6)      SUBACCOUNT
                                     ---------------   ----------------    -----------------   ----------------   ---------------
Investment income
   Distributions                      $         -        $          61       $         -        $         -       $           9
Expenses
   Mortality, expense risk and
      administrative charges                      1                  1                   2                -                 -
                                      -------------      -------------       -------------      -------------     -------------
Net investment income (loss)                     (1)                60                  (2)               -                   9
                                      -------------      -------------       -------------      -------------     -------------
Net realized gain (loss)
   from share transactions                     (501)             4,408               4,851                  1            (4,641)
Net realized gain distribution
   from Fund                                    -                3,882               4,687                -                 -
Net unrealized appreciation
   (depreciation) on investment              (7,823)           (17,779)             (6,894)             2,284            29,878
                                      -------------      -------------       -------------      -------------     -------------
Net gain (loss) on investment                (8,324)            (9,489)              2,644              2,285            25,237
Net increase (decrease) in net
   assets resulting from operations   $      (8,325)     $      (9,429)      $       2,642      $       2,285     $      25,246
                                      =============      =============       =============      =============     =============

Footnotes for Statements of Operations
For the period ended December 31, 2001

(1)  From inception January 12, 2001 to December 31, 2001
(2)  From inception January 31, 2001 to December 31, 2001
(3)  From inception February 1, 2001 to December 31, 2001
(4)  From inception February 8, 2001 to December 31, 2001
(5)  From inception February 20, 2001 to December 31, 2001
(6)  From inception March 9, 2001 to December 31, 2001
(7)  From inception April 4, 2001 to December 31, 2001
(8)  From inception May 10, 2001 to December 31, 2001
(9)  From inception May 15, 2001 to December 31, 2001
(10) From inception June 4, 2001 to December 31, 2001
(11) From inception July 31, 2001 to December 31, 2001
(12) From inception August 1, 2001 to December 31, 2001
(13) From inception September 7, 2001 to December 31, 2001
(14) From inception September 20, 2001 to December 31, 2001
(15) From inception November 13, 2001 to December 31, 2001
(16) From inception December 4, 2001 to December 31, 2001
(17) From inception December 12, 2001 to December 31, 2001
(18) From inception December 14, 2001 to December 31, 2001

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                          ENGEMANN                                  ENGEMANN      SENECA STRATEGIC
                                                         NIFTY FIFTY      SANFORD BERNSTEIN      CAPITAL GROWTH        THEME
                                                        SUBACCOUNT(3)    MID-CAP SUBACCOUNT(1)    SUBACCOUNT(1)     SUBACCOUNT(4)
                                                        -------------   ----------------------   --------------   ----------------
Investment income
   Distributions                                         $         -         $          80      $         -       $         -
Expenses
   Mortality, expense risk and
      administrative charges                                       -                   -                  -                 -
                                                         -------------       -------------      -------------     -------------
Net investment income (loss)                                       -                    80                -                 -
                                                         -------------       -------------      -------------     -------------
Net realized gain (loss)
   from share transactions                                         -                   -                   (5)              -
Net realized gain distribution
   from Fund                                                       -                   -                  224               280
Net unrealized appreciation
   (depreciation) on investment                                      4               1,142             (2,375)             (344)
                                                         -------------       -------------      -------------     -------------
Net gain (loss) on investment                                        4               1,142             (2,156)              (64)
                                                         -------------       -------------      -------------     -------------
Net increase (decrease) in net
   assets resulting from operations                      $           4       $       1,222      $      (2,156)    $         (64)
                                                         =============       =============      =============     =============

                                                           GOODWIN                               WANGER SMALL         WANGER
                                                         MONEY MARKET   GOODWIN MULTI-SECTOR         CAP           INTERNATIONAL
                                                         SUBACCOUNT(2)   FIXED SUBACCOUNT(4)     SUBACCOUNT(4)     SUBACCOUNT(4)
                                                        -------------   ----------------------   --------------   ----------------
Investment income
   Distributions                                         $         106       $          50      $         -       $         -
Expenses
   Mortality, expense risk and
      administrative charges                                       -                   -                  -                 -
                                                         -------------       -------------      -------------     -------------
Net investment income (loss)                                       106                  50                -                 -
                                                         -------------       -------------      -------------     -------------
Net realized gain (loss)
   from share transactions                                         -                   -                  -                 -
Net realized gain distribution
   from Fund                                                       -                   -                  -                 -
Net unrealized appreciation
   (depreciation) on investment                                    -                   (21)                89               (21)
                                                         -------------       -------------      -------------     -------------
Net gain (loss) on investment                                      -                   (21)                89               (21)
                                                         -------------       -------------      -------------     -------------
Net increase (decrease) in net
   assets resulting from operations                      $         106       $          29      $          89     $         (21)
                                                         =============       =============      =============     =============

                                                          WANGER                                 JANUS EQUITY     ALGER AMERICAN
                                                        FOREIGN FORTY   TEMPLETON INTERNATIONAL    INCOME        LEVERAGED ALLCAP
                                                        SUBACCOUNT(3)     FUND SUBACCOUNT(1)     SUBACCOUNT(3)     SUBACCOUNT(3)
                                                        -------------   -----------------------  --------------   ----------------
Investment income
   Distributions                                         $         -         $         -        $          46     $         -
Expenses
   Mortality, expense risk and
      administrative charges                                       -                   -                  -                 -
                                                         -------------       -------------      -------------     -------------
Net investment income (loss)                                       -                   -                   46               -
                                                         -------------       -------------      -------------     -------------
Net realized gain (loss)
   from share transactions                                         -                   -                  -                 -
Net realized gain distribution
   from Fund                                                       -                   -                  -                 -
Net unrealized appreciation
   (depreciation) on investment                                    215                 638                160               (39)
                                                         -------------       -------------      -------------     -------------
Net gain (loss) on investment                                      215                 638                160               (39)
                                                         -------------       -------------      -------------     -------------
Net increase (decrease) in net
   assets resulting from operations                      $         215       $         638      $         206     $         (39)
                                                         =============       =============      =============     =============

Footnotes for Statements of Operations
For the period ended December 31, 2000

(1)  From inception October 31, 2000 to December 31, 2000
(2)  From inception November 29, 2000 to December 31, 2000
(3)  From inception December 5, 2000 to December 31, 2000
(4)  From inception December 18, 2000 to December 31, 2000

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                              PHOENIX-          PHOENIX-                         PHOENIX-ALLIANCE/
                                                              ABERDEEN        ABERDEEN NEW      PHOENIX-AIM         BERNSTEIN
                                                            INTERNATIONAL         ASIA         MID-CAP EQUITY     GROWTH + VALUE
                                                             SUBACCOUNT        SUBACCOUNT       SUBACCOUNT(1)       SUBACCOUNT
                                                           ---------------   --------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                            $          709     $          596    $         -        $          184
   Net realized gain (loss)                                            39                (10)               4                 (13)
   Net unrealized appreciation (depreciation)                     (10,581)            (1,895)          (1,253)             (4,783)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) resulting from operations               (9,833)            (1,309)          (1,249)             (4,612)
                                                           --------------     --------------    -------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            62,529             12,092           19,068              27,238
   Participant transfers                                              -                4,964              -                14,261
   Participant withdrawals                                        (12,605)              (473)            (755)               (901)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                49,924             16,583           18,313              40,598
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets                           40,091             15,274           17,064              35,986
NET ASSETS
   Beginning of period                                             34,442              9,768              -                 2,815
                                                           --------------     --------------    -------------      --------------
   End of period                                           $       74,533     $       25,042    $      17,064      $       38,801
                                                           ==============     ==============    =============      ==============

                                                                                PHOENIX-
                                                                               DEUTSCHE       PHOENIX-DUFF &         PHOENIX-
                                                              PHOENIX-         NASDAQ-100       PHELPS REAL          ENGEMANN
                                                           DEUTSCHE DOW 30      INDEX(R)     ESTATE SECURITIES    CAPITAL GROWTH
                                                             SUBACCOUNT        SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                                           ---------------   --------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                            $        2,451     $          -      $       4,003      $           (1)
   Net realized gain (loss)                                           357             (1,960)          (1,022)            (13,244)
   Net unrealized appreciation (depreciation)                     (33,487)           (22,659)           6,399            (104,731)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) resulting from operations              (30,679)           (24,619)           9,380            (117,976)
                                                           --------------     --------------    -------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            61,303             11,852           71,476              23,303
   Participant transfers                                           21,782              2,878            2,258             112,048
   Participant withdrawals                                         (3,499)            (1,077)          (8,941)            (26,651)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                79,586             13,653           64,793             108,700
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets                           48,907            (10,966)          74,173              (9,276)
NET ASSETS
   Beginning of period                                            130,065             53,478           71,736             314,944
                                                           --------------     --------------    -------------      --------------
   End of period                                           $      178,972     $       42,512    $     145,909      $      305,668
                                                           ==============     ==============    =============      ==============

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                               PHOENIX-                         PHOENIX-
                                                            ENGEMANN SMALL      PHOENIX-      GOODWIN MULTI-
                                                             & MID-CAP       GOODWIN MONEY    SECTOR FIXED       PHOENIX-HOLLISTER
                                                               GROWTH           MARKET           INCOME             VALUE EQUITY
                                                             SUBACCOUNT       SUBACCOUNT       SUBACCOUNT            SUBACCOUNT
                                                           ---------------   --------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                            $          -       $       14,420    $      13,802      $        3,312
   Net realized gain (loss)                                          (240)               -                 48             (12,488)
   Net unrealized appreciation (depreciation)                      (3,254)               -              5,026             (87,326)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) resulting from operations               (3,494)            14,420           18,876             (96,502)
                                                           --------------     --------------    -------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             5,434            437,049           35,423             116,991
   Participant transfers                                            2,141           (237,711)          10,231             (54,151)
   Participant withdrawals                                           (231)               -             (4,119)            (30,338)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                 7,344            199,338           41,535              32,502
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets                            3,850            213,758           60,411             (64,000)
NET ASSETS
   Beginning of period                                              7,325          1,114,606          176,047             372,626
                                                           --------------     --------------    -------------      --------------
   End of period                                           $       11,175     $    1,328,364    $     236,458      $      308,626
                                                           ==============     ==============    =============      ==============

                                                            PHOENIX-J.P.
                                                              MORGAN                                              PHOENIX-KAYNE
                                                             RESEARCH        PHOENIX-JANUS     PHOENIX-JANUS        SMALL-CAP
                                                           ENHANCED INDEX   FLEXIBLE INCOME       GROWTH          QUALITY VALUE
                                                             SUBACCOUNT        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT(7)
                                                           ---------------   --------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                            $        1,373     $        5,061    $      (5,148)     $            4
   Net realized gain (loss)                                          (255)               472           (7,672)                  3
   Net unrealized appreciation (depreciation)                     (44,413)             5,487         (100,542)                (13)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) resulting from operations              (43,295)            11,020         (113,362)                 (6)
                                                           --------------     --------------    -------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            14,895             64,894           28,611               1,000
   Participant transfers                                              -                4,691           24,947                 -
   Participant withdrawals                                         (3,266)            (6,161)          (4,723)                 (1)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                11,629             63,424           48,835                 999
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets                          (31,666)            74,444          (64,527)                993
NET ASSETS
   Beginning of period                                            180,795             74,609          318,077                 -
                                                           --------------     --------------    -------------      --------------
   End of period                                           $      149,129     $      149,053    $     253,550      $          993
                                                           ==============     ==============    =============      ==============

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                            PHOENIX-LAZARD                                         PHOENIX-LORD
                                                            INTERNATIONAL    PHOENIX-LAZARD    PHOENIX-LAZARD    ABBETT LARGE-CAP
                                                            EQUITY SELECT    SMALL-CAP VALUE   U.S. MULTI-CAP         VALUE
                                                             SUBACCOUNT(6)    SUBACCOUNT(5)     SUBACCOUNT(8)      SUBACCOUNT(6)
                                                           ---------------   --------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                            $          -       $           14    $          28      $           57
   Net realized gain (loss)                                          (206)                 1              -                  (151)
   Net unrealized appreciation (depreciation)                          (9)                49             (104)               (483)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) resulting from operations                 (215)                64              (76)               (577)
                                                           --------------     --------------    -------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            13,968             11,895           11,895              32,411
   Participant transfers                                           (5,533)             4,230              -                (2,348)
   Participant withdrawals                                            (60)               (42)             (20)                (77)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                 8,375             16,083           11,875              29,986
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets                            8,160             16,147           11,799              29,409
NET ASSETS
   Beginning of period                                                -                  -                -                   -
                                                           --------------     --------------    -------------      --------------
   End of period                                           $        8,160     $       16,147    $      11,799      $       29,409
                                                           ==============     ==============    =============      ==============

                                                            PHOENIX-LORD       PHOENIX-MFS
                                                            ABBETT MID-CAP   INVESTORS GROWTH      PHOENIX-MFS       PHOENIX-MFS
                                                                VALUE            STOCK          INVESTORS TRUST         VALUE
                                                            SUBACCOUNT(5)     SUBACCOUNT(2)      SUBACCOUNT(4)        SUBACCOUNT
                                                           ---------------   ----------------  ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                            $           26     $          -      $          58      $          518
   Net realized gain (loss)                                           -                 (236)             -                  (152)
   Net unrealized appreciation (depreciation)                         223             (1,128)            (276)             (6,863)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) resulting from operations                  249             (1,364)            (218)             (6,497)
                                                           --------------     --------------    -------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             1,000              8,255           15,994              26,167
   Participant transfers                                            8,460             (2,931)             191              22,638
   Participant withdrawals                                            (42)              (106)             (65)               (858)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                 9,418              5,218           16,120              47,947
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets                            9,667              3,854           15,902              41,450
NET ASSETS
   Beginning of period                                                -                  -                -                21,094
                                                           --------------     --------------    -------------      --------------
   End of period                                           $        9,667     $        3,854    $      15,902      $       62,544
                                                           ==============     ==============    =============      ==============

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                               PHOENIX-
                                                             PHOENIX-          OAKHURST       PHOENIX-SANFORD    PHOENIX-SANFORD
                                                          OAKHURST GROWTH     STRATEGIC       BERNSTEIN GLOBAL   BERNSTEIN MID-
                                                            AND INCOME        ALLOCATION          VALUE            CAP VALUE
                                                             SUBACCOUNT       SUBACCOUNT       SUBACCOUNT(8)       SUBACCOUNT
                                                           ---------------   --------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                            $        1,510     $        6,455    $         108      $        2,904
   Net realized gain (loss)                                        (3,724)                63              -                12,584
   Net unrealized appreciation (depreciation)                     (43,151)           (34,253)            (155)            (55,380)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) resulting from operations              (45,365)           (27,735)             (47)            (39,892)
                                                           --------------     --------------    -------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           106,411             63,808              -                69,218
   Participant transfers                                          (14,978)            48,484           11,895              (2,732)
   Participant withdrawals                                         (6,851)            (5,287)             (20)             (6,982)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                84,582            107,005           11,875              59,504
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets                           39,217             79,270           11,828              19,612
NET ASSETS
   Beginning of period                                            131,238            177,993              -               283,524
                                                           --------------     --------------    -------------      --------------
   End of period                                           $      170,455     $      257,263    $      11,828      $      303,136
                                                           ==============     ==============    =============      ==============

                                                                                                                  PHOENIX-STATE
                                                           PHOENIX-SANFORD                                       STREET RESEARCH
                                                           BERNSTEIN SMALL-  PHOENIX-SENECA    PHOENIX-SENECA       SMALL-CAP
                                                              CAP VALUE      MID-CAP GROWTH   STRATEGIC THEME         GROWTH
                                                             SUBACCOUNT        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT(6)
                                                           ---------------   --------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                            $          335     $           (1)   $         -        $          -
   Net realized gain (loss)                                         2,409            (10,688)            (152)               (186)
   Net unrealized appreciation (depreciation)                     (13,274)           (45,089)         (34,589)                (10)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) resulting from operations              (10,530)           (55,778)         (34,741)               (196)
                                                           --------------     --------------    -------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            13,369             13,609           14,478               2,462
   Participant transfers                                           50,728            (34,523)          (3,444)             (1,708)
   Participant withdrawals                                         (1,352)            (3,136)          (1,769)                (12)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                62,745            (24,050)           9,265                 742
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets                           52,215            (79,828)         (25,476)                546
NET ASSETS
   Beginning of period                                             17,431            167,453           91,819                 -
                                                           --------------     --------------    -------------      --------------
   End of period                                           $       69,646     $       87,625    $      66,343      $          546
                                                           ==============     ==============    =============      ==============

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                            PHOENIX-VAN                                            ALGER AMERICAN
                                                            KAMPEN FOCUS     AIM V.I. CAPITAL   AIM V.I. PREMIER      LEVERAGED
                                                               EQUITY          APPRECIATION          EQUITY            ALLCAP
                                                             SUBACCOUNT       SUBACCOUNT(3)        SUBACCOUNT        SUBACCOUNT
                                                           ---------------   ----------------   ----------------   ---------------
FROM OPERATIONS
   Net investment income (loss)                            $          -       $          -      $          43      $          10
   Net realized gain (loss)                                           (39)               (29)          (4,086)            (5,871)
   Net unrealized appreciation (depreciation)                      (4,406)            (1,483)          (3,685)           (42,429)
                                                           --------------     --------------    -------------      -------------
   Net increase (decrease) resulting from operations               (4,445)            (1,512)          (7,728)           (48,290)
                                                           --------------     --------------    -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            13,092             21,532            6,690             24,602
   Participant transfers                                              -                  -              4,955            (26,759)
   Participant withdrawals                                           (298)              (363)            (395)           (22,600)
                                                           --------------     --------------    -------------      -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                12,794             21,169           11,250            (24,757)
                                                           --------------     --------------    -------------      -------------
   Net increase (decrease) in net assets                            8,349             19,657            3,522            (73,047)
NET ASSETS
   Beginning of period                                              5,654                -              7,196            153,001
                                                           --------------     --------------    -------------      -------------
   End of period                                           $       14,003     $       19,657    $      10,718      $      79,954
                                                           ==============     ==============    =============      =============

                                                           FEDERATED FUND
                                                              FOR U.S.       FEDERATED HIGH
                                                             GOVERNMENT       INCOME BOND                           VIP GROWTH
                                                            SECURITIES II       FUND II      VIP CONTRAFUND(R)     OPPORTUNITIES
                                                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                           ---------------   --------------   -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                            $        8,063     $        7,330    $         130      $           64
   Net realized gain (loss)                                           710             (2,652)              15                 135
   Net unrealized appreciation (depreciation)                      17,880             (6,182)          (4,547)             (4,062)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) resulting from operations               26,653             (1,504)          (4,402)             (3,863)
                                                           --------------     --------------    -------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           250,354             46,498           35,167              24,893
   Participant transfers                                           96,418            (37,667)          31,887                 -
   Participant withdrawals                                        (29,461)            (1,795)            (904)             (5,445)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               317,311              7,036           66,150              19,448
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets                          343,964              5,532           61,748              15,585
NET ASSETS
   Beginning of period                                            188,786             74,959           11,416               8,080
                                                           --------------     --------------    -------------      --------------
   End of period                                           $      532,750     $       80,491    $      73,164      $       23,665
                                                           ==============     ==============    =============      ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                 TEMPLETON
                                                                                                 DEVELOPING          TEMPLETON
                                                                             MUTUAL SHARES        MARKETS             FOREIGN
                                                             VIP GROWTH        SECURITIES        SECURITIES          SECURITIES
                                                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                           ---------------   --------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                            $          180     $          767    $          71      $        1,478
   Net realized gain (loss)                                       (11,466)            (1,037)              (3)             (6,218)
   Net unrealized appreciation (depreciation)                     (32,082)           (11,187)             (71)            (12,982)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) resulting from operations              (43,368)           (11,457)              (3)            (17,722)
                                                           --------------     --------------    -------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             7,658             11,691              -                 5,374
   Participant transfers                                          (14,051)            (2,726)             -                18,193
   Participant withdrawals                                         (2,414)            (8,721)            (111)             (2,296)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                (8,807)               244             (111)             21,271
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets                          (52,175)           (11,213)            (114)              3,549
NET ASSETS
   Beginning of period                                            125,792             80,373            4,933              48,761
                                                           --------------     --------------    -------------      --------------
   End of period                                           $       73,617     $       69,160    $       4,819      $       52,310
                                                           ==============     ==============    =============      ==============

                                                               TEMPLETON        TEMPLETON        SCUDDER VIT
                                                             GLOBAL ASSET        GROWTH         EAFE(R) EQUITY      SCUDDER VIT
                                                              ALLOCATION       SECURITIES          INDEX         EQUITY 500 INDEX
                                                              SUBACCOUNT       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                           ---------------   --------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                            $          145     $          472    $       2,066      $          105
   Net realized gain (loss)                                           (11)              (362)          (5,901)                 (4)
   Net unrealized appreciation (depreciation)                        (506)            (4,250)         (37,004)             (1,028)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) resulting from operations                 (372)            (4,140)         (40,839)               (927)
                                                           --------------     --------------    -------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                               -                7,621           39,602               1,607
   Participant transfers                                              -               (2,006)         (24,826)              3,342
   Participant withdrawals                                           (184)            (9,843)          (2,709)                (78)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                  (184)            (4,228)          12,067               4,871
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets                             (556)            (8,368)         (28,772)              3,944
NET ASSETS
   Beginning of period                                              8,588             25,427          157,090               2,303
                                                           --------------     --------------    -------------      --------------
   End of period                                           $        8,032     $       17,059    $     128,318      $        6,247
                                                           ==============     ==============    =============      ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                  WANGER
                                                                             WANGER FOREIGN    INTERNATIONAL
                                                             TECHNOLOGY           FORTY          SMALL CAP         WANGER TWENTY
                                                             SUBACCOUNT        SUBACCOUNT       SUBACCOUNT           SUBACCOUNT
                                                           ---------------   --------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                            $          -       $          -      $          (1)     $          -
   Net realized gain (loss)                                        (1,088)            (3,263)           6,339                 674
   Net unrealized appreciation (depreciation)                     (21,027)            (2,264)         (68,864)             (2,130)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) resulting from operations              (22,115)            (5,527)         (62,526)             (1,456)
                                                           --------------     --------------    -------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            21,018                -             43,255              23,790
   Participant transfers                                           (3,483)           (16,367)          95,030              (1,835)
   Participant withdrawals                                           (720)              (773)         (45,943)             (6,678)
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                16,815            (17,140)          92,342              15,277
                                                           --------------     --------------    -------------      --------------
   Net increase (decrease) in net assets                           (5,300)           (22,667)          29,816              13,821
NET ASSETS
   Beginning of period                                             32,070             51,299          308,199              21,609
                                                           --------------     --------------    -------------      --------------
   End of period                                           $       26,770     $       28,632    $     338,015      $       35,430
                                                           ==============     ==============    =============      ==============

                                                             WANGER U.S.
                                                              SMALLER
                                                             COMPANIES
                                                             SUBACCOUNT
                                                           --------------
FROM OPERATIONS
   Net investment income (loss)                            $          -
   Net realized gain (loss)                                        (9,712)
   Net unrealized appreciation (depreciation)                    (109,842)
                                                           --------------
   Net increase (decrease) resulting from operations             (119,554)
                                                           --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            73,049
   Participant transfers                                           85,683
   Participant withdrawals                                        (38,284)
                                                           --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               120,448
                                                           --------------
   Net increase (decrease) in net assets                              894
NET ASSETS
   Beginning of period                                            447,458
                                                           --------------
   End of period                                           $      448,352
                                                           ==============

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1)  From inception January 3, 2002 to December 31, 2002.
(2)  From inception January 23, 2002 to December 31, 2002.
(3)  From inception February 1, 2002 to December 31, 2002.
(4)  From inception July 9, 2002 to December 31, 2002.
(5)  From inception September 26, 2002 to December 31, 2002.
(6)  From inception November 27, 2002 to December 31, 2002.
(7)  From inception December 3, 2002 to December 31, 2002.
(8)  From inception December 26, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                                                        PHOENIX-
                                         PHOENIX-           PHOENIX-        PHOENIX-ALLIANCE/                           DEUTSCHE
                                         ABERDEEN        ABERDEEN NEW           BERNSTEIN       PHOENIX-DEUTSCHE      NASDAQ-100
                                       INTERNATIONAL         ASIA             GROWTH + VALUE         DOW 30             INDEX(R)
                                       SUBACCOUNT(3)     SUBACCOUNT(14)       SUBACCOUNT(16)      SUBACCOUNT(8)      SUBACCOUNT(11)
                                      ---------------   ----------------    -----------------   ----------------    ---------------
FROM OPERATIONS
   Net investment income (loss)        $         -        $         144       $           3      $       1,174       $          (1)
   Net realized gain (loss)                    1,195              1,780                 -               (3,352)               (523)
   Net unrealized appreciation
      (depreciation)                          (6,535)               726                  56               (939)              2,831
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease)
      resulting from operations               (5,340)             2,650                  59             (3,117)              2,307
                                       -------------      -------------       -------------      -------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                       51,248              7,118                 -              134,770              52,355
   Participant transfers                     (10,864)               -                 2,761               (217)                -
   Participant withdrawals                      (602)               -                    (5)            (1,371)             (1,184)
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                39,782              7,118               2,756            133,182              51,171
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease) in net
      assets                                  34,442              9,768               2,815            130,065              53,478
NET ASSETS
   Beginning of period                           -                  -                   -                  -                   -
                                       -------------      -------------       -------------      -------------       -------------
   End of period                       $      34,442      $       9,768       $       2,815      $     130,065       $      53,478
                                       =============      =============       =============      =============       =============

                                                                                                                        PHOENIX-
                                       PHOENIX-DUFF &        PHOENIX-                               PHOENIX-         FEDERATED U.S.
                                         PHELPS REAL        ENGEMANN            PHOENIX-         ENGEMANN SMALL       GOVERNMENT
                                      ESTATE SECURITIES  CAPITAL GROWTH      ENGEMANN NIFTY     & MID-CAP GROWTH         BOND
                                       SUBACCOUNT(4)       SUBACCOUNT       FIFTY SUBACCOUNT     SUBACCOUNT(12)      SUBACCOUNT(1)
                                     ------------------  ---------------    -----------------   ----------------    ---------------
FROM OPERATIONS
   Net investment income (loss)        $       1,507      $          24       $         -        $         -         $       4,072
   Net realized gain (loss)                     (585)            14,575              (1,979)                (6)              2,413
   Net unrealized appreciation
      (depreciation)                           2,073              1,024                (708)              (316)             (2,071)
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease) resulting
      from operations                          2,995             15,623              (2,687)              (322)              4,414
                                       -------------      -------------       -------------      -------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                       62,515             81,033               4,754              6,718              99,273
   Participant transfers                       6,572            193,744                 -                  987                 -
   Participant withdrawals                      (346)              (852)                -                  (58)            (18,165)
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                68,741            273,925               4,754              7,647              81,108
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease) in net
      assets                                  71,736            289,548               2,067              7,325              85,522
NET ASSETS
   Beginning of period                           -               25,396               9,147                -                   -
                                       -------------      -------------       -------------      -------------       -------------
   End of period                       $      71,736      $     314,944       $      11,214      $       7,325       $      85,522
                                       =============      =============       =============      =============       =============

                                                            PHOENIX-
                                         PHOENIX-        GOODWIN MULTI-                            PHOENIX-J.P.
                                      GOODWIN MONEY       SECTOR FIXED      PHOENIX-HOLLISTER    MORGAN RESEARCH     PHOENIX-JANUS
                                          MARKET             INCOME            VALUE EQUITY      ENHANCED INDEX       CORE EQUITY
                                        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(3)      SUBACCOUNT(10)        SUBACCOUNT
                                      ---------------   ----------------    ------------------  ----------------    ---------------
FROM OPERATIONS
   Net investment income (loss)        $      26,783      $      10,059       $       2,497      $         876       $         328
   Net realized gain (loss)                      -                   15              (8,391)               576                (692)
   Net unrealized appreciation
      (depreciation)                             -               (5,570)            (27,232)           (10,905)             (1,032)
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease) resulting
      from operations                         26,783              4,504             (33,126)            (9,453)             (1,396)
                                       -------------      -------------       -------------      -------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                    4,560,124            170,984             385,863             56,285              32,535
   Participant transfers                  (1,312,459)               -                22,761            135,715              10,606
   Participant withdrawals                (2,178,969)            (2,132)             (2,872)            (1,752)             (1,087)
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions             1,068,696            168,852             405,752            190,248              42,054
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease) in net
      assets                               1,095,479            173,356             372,626            180,795              40,658
NET ASSETS
   Beginning of period                        19,127              2,691                 -                  -                 9,349
                                       -------------      -------------       -------------      -------------       -------------
   End of period                       $   1,114,606      $     176,047       $     372,626      $     180,795       $      50,007
                                       =============      =============       =============      =============       =============

                                                                                                PHOENIX-MORGAN          PHOENIX-
                                       PHOENIX-JANUS     PHOENIX-JANUS        PHOENIX-MFS        STANLEY FOCUS         OAKHURST
                                      FLEXIBLE INCOME       GROWTH               VALUE              EQUITY             BALANCED
                                       SUBACCOUNT(6)     SUBACCOUNT(3)       SUBACCOUNT(16)      SUBACCOUNT(17)      SUBACCOUNT(5)
                                      ---------------   ----------------    -----------------   ----------------    ---------------
FROM OPERATIONS
   Net investment income (loss)        $       2,423      $         -         $          38      $         -         $         454
   Net realized gain (loss)                      553               (566)                -                  (72)                172
   Net unrealized appreciation
      (depreciation)                            (637)           (48,894)                506                 40                 301
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease)
      resulting from operations                2,339            (49,460)                544                (32)                927
                                       -------------      -------------       -------------      -------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                       63,403            287,441                 -                5,686              53,758
   Participant transfers                       9,682             85,248              20,586                -                 1,376
   Participant withdrawals                      (815)            (5,152)                (36)               -                  (863)
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                72,270            367,537              20,550              5,686              54,271
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease) in net
      assets                                  74,609            318,077              21,094              5,654              55,198
NET ASSETS
   Beginning of period                           -                  -                   -                  -                   -
                                       -------------      -------------       -------------      -------------       -------------
   End of period                       $      74,609      $     318,077       $      21,094      $       5,654       $      55,198
                                       =============      =============       =============      =============       =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                           PHOENIX-
                                          PHOENIX-        OAKHURST           PHOENIX-SANFORD    PHOENIX-SANFORD
                                      OAKHURST GROWTH     STRATEGIC           BERNSTEIN MID-    BERNSTEIN SMALL-    PHOENIX-SENECA
                                        AND INCOME       ALLOCATION             CAP VALUE          CAP VALUE        MID-CAP GROWTH
                                       SUBACCOUNT(7)     SUBACCOUNT(1)         SUBACCOUNT        SUBACCOUNT(15)      SUBACCOUNT(1)
                                      ---------------   ----------------    -----------------   ----------------    ---------------
FROM OPERATIONS
   Net investment income (loss)        $         477      $       2,324       $       2,710      $         102       $         -
   Net realized gain (loss)                       29                422              (1,288)               493              (2,689)
   Net unrealized appreciation
      (depreciation)                             741             (2,957)             29,785                856             (17,384)
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease)
      resulting from operations                1,247               (211)             31,207              1,451             (20,073)
                                       -------------      -------------       -------------      -------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                      130,888            234,427             128,493             27,338             205,981
   Participant transfers                        (370)           (37,328)            114,587            (11,299)              1,807
   Participant withdrawals                      (527)           (18,895)             (4,439)               (59)            (20,262)
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions               129,991            178,204             238,641             15,980             187,526
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease) in net
      assets                                 131,238            177,993             269,848             17,431             167,453
NET ASSETS
   Beginning of period                           -                  -                13,676                -                   -
                                       -------------      -------------       -------------      -------------       -------------
   End of period                       $     131,238      $     177,993       $     283,524      $      17,431       $     167,453
                                       =============      =============       =============      =============       =============

                                                                             ALGER AMERICAN      DEUTSCHE VIT
                                      PHOENIX-SENECA                           LEVERAGED        EAFE(R) EQUITY       DEUTSCHE VIT
                                      STRATEGIC THEME    AIM V.I. VALUE     ALLCAP PORTFOLIO        INDEX          EQUITY 500 INDEX
                                         SUBACCOUNT      SUBACCOUNT(18)        SUBACCOUNT        SUBACCOUNT(7)       SUBACCOUNT(16)
                                      ---------------   ----------------    -----------------   ----------------    ---------------
FROM OPERATIONS
   Net investment income (loss)        $         -        $         -         $          (2)     $         -         $         -
   Net realized gain (loss)                      237                -                   411                592                 -
   Net unrealized appreciation
      (depreciation)                         (13,914)               222              (1,338)           (14,214)                 17
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease)
      resulting from operations              (13,677)               222                (929)           (13,622)                 17
                                       -------------      -------------       -------------      -------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                      124,417              6,987             155,717             75,480                 -
   Participant transfers                     (19,651)               -                10,688             96,713               2,290
   Participant withdrawals                    (1,335)               (13)            (18,532)            (1,481)                 (4)
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions               103,431              6,974             147,873            170,712               2,286
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease) in net
      assets                                  89,754              7,196             146,944            157,090               2,303
NET ASSETS
   Beginning of period                         2,065                -                 6,057                -                   -
                                       -------------      -------------       -------------      -------------       -------------
   End of period                       $      91,819      $       7,196       $     153,001      $     157,090       $       2,303
                                       =============      =============       =============      =============       =============

                                       FEDERATED FUND
                                          FOR U.S.      FEDERATED HIGH                            VIP GROWTH
                                        GOVERNMENT       INCOME BOND         VIP CONTRAFUND(R)   OPPORTUNITIES        VIP GROWTH
                                       SECURITIES II        FUND II             PORTFOLIO          PORTFOLIO           PORTFOLIO
                                       SUBACCOUNT(3)     SUBACCOUNT(4)        SUBACCOUNT(13)     SUBACCOUNT(12)       SUBACCOUNT(2)
                                      ---------------   ----------------    -----------------   ----------------    ---------------
FROM OPERATIONS
   Net investment income (loss)        $         977      $       1,393       $         -        $         -         $         -
   Net realized gain (loss)                      171                (12)                  3                  2               1,726
   Net unrealized appreciation
      (depreciation)                           2,452             (3,705)                793                104              (7,928)
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease)
      resulting from operations                3,600             (2,324)                796                106              (6,202)
                                       -------------      -------------       -------------      -------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                      130,678             57,300                 -                8,087             104,522
   Participant transfers                      56,529             20,894              10,620                (77)             29,179
   Participant withdrawals                    (2,021)              (911)                -                  (36)             (1,707)
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions               185,186             77,283              10,620              7,974             131,994
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease) in net
      assets                                 188,786             74,959              11,416              8,080             125,792
NET ASSETS
   Beginning of period                           -                  -                   -                  -                   -
                                       -------------      -------------       -------------      -------------       -------------
   End of period                       $     188,786      $      74,959       $      11,416      $       8,080       $     125,792
                                       =============      =============       =============      =============       =============

                                                                               TEMPLETON
                                                                               DEVELOPING                              TEMPLETON
                                       MUTUAL SHARES    TEMPLETON ASSET         MARKETS         TEMPLETON GROWTH     INTERNATIONAL
                                        SECURITIES         STRATEGY           SECURITIES           SECURITIES          SECURITIES
                                       SUBACCOUNT(5)     SUBACCOUNT(6)       SUBACCOUNT(11)       SUBACCOUNT(9)        SUBACCOUNT
                                      ---------------   ----------------    -----------------   ----------------    ---------------
FROM OPERATIONS
   Net investment income (loss)        $         221      $         117       $         -        $         372       $         676
   Net realized gain (loss)                   (3,000)               920                  (3)                73               5,277
   Net unrealized appreciation
      (depreciation)                           3,564             (1,883)                (42)             1,079              (8,483)
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease)
      resulting from operations                  785               (846)                (45)             1,524              (2,530)
                                       -------------      -------------       -------------      -------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                       81,382              7,929               5,030             19,896              18,075
   Participant transfers                         -                1,812                 -                4,314              20,577
   Participant withdrawals                    (1,794)              (307)                (52)              (307)               (453)
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                79,588              9,434               4,978             23,903              38,199
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease) in net
      assets                                  80,373              8,588               4,933             25,427              35,669
NET ASSETS
   Beginning of period                           -                  -                   -                  -                13,092
                                       -------------      -------------       -------------      -------------       -------------
   End of period                       $      80,373      $       8,588       $       4,933      $      25,427       $      48,761
                                       =============      =============       =============      =============       =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                                 WANGER
                                         TECHNOLOGY      WANGER FOREIGN      INTERNATIONAL                            WANGER U.S.
                                         PORTFOLIO           FORTY             SMALL CAP         WANGER TWENTY         SMALL CAP
                                       SUBACCOUNT(3)      SUBACCOUNT           SUBACCOUNT        SUBACCOUNT(6)         SUBACCOUNT
                                      ---------------   ----------------    -----------------   ----------------    ---------------
FROM OPERATIONS
   Net investment income (loss)        $          (1)     $          60       $          (2)     $         -         $           9
   Net realized gain (loss)                     (501)             8,290               9,538                  1              (4,641)
   Net unrealized appreciation
      (depreciation)                          (7,823)           (17,779)             (6,894)             2,284              29,878
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease)
      resulting from operations               (8,325)            (9,429)              2,642              2,285              25,246
                                       -------------      -------------       -------------      -------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                       35,838             70,654              59,294             14,755             154,457
   Participant transfers                       5,541               (324)            257,868              4,842             266,069
   Participant withdrawals                      (984)           (15,913)            (13,181)              (273)                -
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                40,395             54,417             303,981             19,324             420,526
                                       -------------      -------------       -------------      -------------       -------------
   Net increase (decrease) in net
      assets                                  32,070             44,988             306,623             21,609             445,772
NET ASSETS
   Beginning of period                           -                6,311               1,576                -                 1,686
                                       -------------      -------------       -------------      -------------       -------------
   End of period                       $      32,070      $      51,299       $     308,199      $      21,609       $     447,458
                                       =============      =============       =============      =============       =============

Footnotes For Statements of Changes in Net Assets
For the period ended December 31, 2001

(1)   From inception January 12, 2001 to December 31, 2001
(2)   From inception January 31, 2001 to December 31, 2001
(3)   From inception February 1, 2001 to December 31, 2001
(4)   From inception February 8, 2001 to December 31, 2001
(5)   From inception February 20, 2001 to December 31, 2001
(6)   From inception March 9, 2001 to December 31, 2001
(7)   From inception April 4, 2001 to December 31, 2001
(8)   From inception May 10, 2001 to December 31, 2001
(9)   From inception May 15, 2001 to December 31, 2001
(10)  From inception June 4, 2001 to December 31, 2001
(11)  From inception July 31, 2001 to December 31, 2001
(12)  From inception August 1, 2001 to December 31, 2001
(13)  From inception September 7, 2001 to December 31, 2001
(14)  From inception September 20, 2001 to December 31, 2001
(15)  From inception November 13, 2001 to December 31, 2001
(16)  From inception December 4, 2001 to December 31, 2001
(17)  From inception December 12, 2001 to December 31, 2001
(18)  From inception December 14, 2001 to December 31, 2001

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                                                                SANFORD
                                                                                              BERNSTEIN MID-    ENGEMANN CAPITAL
                                                                      ENGEMANN NIFTY FIFTY        CAP                GROWTH
                                                                          SUBACCOUNT(3)       SUBACCOUNT(1)       SUBACCOUNT(1)
                                                                     ---------------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                                        $          -           $           80     $          -
   Net realized gain (loss)                                                       -                      -                  219
   Net unrealized appreciation (depreciation)                                       4                  1,142             (2,375)
                                                                       --------------         --------------     --------------
   Net increase (decrease) resulting from operations                                4                  1,222             (2,156)
                                                                       --------------         --------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                         9,162                 12,500             27,667
   Participant transfers                                                          -                      -                  -
   Participant withdrawals                                                        (19)                   (46)              (115)
                                                                       --------------         --------------     --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                             9,143                 12,454             27,552
                                                                       --------------         --------------     --------------
   Net increase (decrease) in net assets                                        9,147                 13,676             25,396
NET ASSETS
   Beginning of period                                                            -                      -                  -
                                                                       --------------         --------------     --------------
   End of period                                                       $        9,147         $       13,676     $       25,396
                                                                       ==============         ==============     ==============

                                                                                              GOODWIN MONEY     GOODWIN MULTI-
                                                                       SENECA STRATEGIC          MARKET          SECTOR FIXED
                                                                      THEME SUBACCOUNT(4)     SUBACCOUNT(2)      SUBACCOUNT(4)
                                                                     ---------------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                                        $          -           $          106     $           50
   Net realized gain (loss)                                                       280                    -                  -
   Net unrealized appreciation (depreciation)                                    (344)                   -                  (21)
                                                                       --------------         --------------     --------------
   Net increase (decrease) resulting from operations                              (64)                   106                 29
                                                                       --------------         --------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                         2,134                 19,092              2,667
   Participant transfers                                                          -                      (71)               -
   Participant withdrawals                                                         (5)                   -                   (5)
                                                                       --------------         --------------     --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                             2,129                 19,021              2,662
                                                                       --------------         --------------     --------------
   Net increase (decrease) in net assets                                        2,065                 19,127              2,691
NET ASSETS
   Beginning of period                                                            -                      -                  -
                                                                       --------------         --------------     --------------
   End of period                                                       $        2,065         $       19,127     $        2,691
                                                                       ==============         ==============     ==============

                                                                                                 WANGER         WANGER FOREIGN
                                                                      WANGER SMALL CAP       INTERNNATIONAL         FORTY
                                                                        SUBACCOUNT(4)         SUBACCOUNT(4)      SUBACCOUNT(3)
                                                                     ---------------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                                        $          -           $          -       $          -
   Net realized gain (loss)                                                       -                      -                  -
   Net unrealized appreciation (depreciation)                                      89                    (21)               215
                                                                       --------------         --------------     --------------
   Net increase (decrease) resulting from operations                               89                    (21)               215
                                                                       --------------         --------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                         1,600                  1,600              6,108
   Participant transfers                                                          -                      -                  -
   Participant withdrawals                                                         (3)                    (3)               (12)
                                                                       --------------         --------------     --------------
  Net increase (decrease) in net assets resulting
     from participant transactions                                              1,597                  1,597              6,096
                                                                       --------------         --------------     --------------

   Net increase (decrease) in net assets                                        1,686                  1,576              6,311
NET ASSETS
   Beginning of period                                                            -                      -                  -
                                                                       --------------         --------------     --------------
   End of period                                                       $        1,686         $        1,576     $        6,311
                                                                       ==============         ==============     ==============

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                   (CONTINUED)

                                                                                               JANUS EQUITY       ALGER AMERICAN
                                                                    TEMPLETON INTERNATIONAL       INCOME         LEVERAGED ALLCAP
                                                                      FUND SUBACCOUNT(1)       SUBACCOUNT(3)       SUBACCOUNT(3)
                                                                    -----------------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                                        $          -           $           46     $          -
   Net realized gain (loss)                                                       -                      -                  -
   Net unrealized appreciation (depreciation)                                     638                    160                (39)
                                                                       --------------         --------------     --------------
   Net increase (decrease) resulting from operations                              638                    206                (39)
                                                                       --------------         --------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                        12,500                  9,162              6,108
   Participant transfers                                                          -                      -                  -
   Participant withdrawals                                                        (46)                   (19)               (12)
                                                                       --------------         --------------     --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                            12,454                  9,143              6,096
                                                                       --------------         --------------     --------------
   Net increase (decrease) in net assets                                       13,092                  9,349              6,057
NET ASSETS
   Beginning of period                                                            -                      -                  -
                                                                       --------------         --------------     --------------
   End of period                                                       $       13,092         $        9,349     $        6,057
                                                                       ==============         ==============     ==============

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2000

(1)   From inception October 31, 2000 to December 31, 2000
(2)   From inception November 29, 2000 to December 31, 2000
(3)   From inception December 5, 2000 to December 31, 2000
(4)   From inception December 18, 2000 to December 31, 2000

                        See Notes to Financial Statements

                             PHOENIX EDGE(R)--SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

    The Phoenix Life Variable Universal Life Account (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Account currently consists of 55 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2002, all subaccounts were available for investment.

    Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

    The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                            INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  High total return consistent with reasonable risk.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                       Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                      Long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series       Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                         Track the total return of the Dow Jones Industrial Average(SM) before fund expenses.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series            Track the total return of the Nasdaq-100 Index(R) before fund expenses.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    Capital appreciation and income with approximately equal emphasis.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 Intermediate and long-term growth of capital appreciation, with income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series         Long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       Long-term total return.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                  Long-term capital appreciation. The series has a secondary investment objective to seek current income.
-----------------------------------------------------------------------------------------------------------------------------------
                                                       High total return by investing in a broadly diversified portfolio of equity
Phoenix-J.P. Morgan Research Enhanced Index Series     securities of large and medium capitalization companies within the market sectors found in the S&P 500.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                   Maximum total return consistent with the preservation of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                            Long-term growth of capital in a manner consistent with the preservation of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                    Long-term capital appreciation with dividend income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           Long-term capital appreciation with dividend income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                  Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                   Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series              High current income and long-term capital appreciation to produce a high total return.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series             Capital appreciation with income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series               Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series              Long-term growth of capital and future income rather than current income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                     Long-term growth of capital and secondarily to provide reasonable current income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                               Capital appreciation and reasonable income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series              Dividend growth, current income and capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series           High total return over an extended period of time consistent with prudent investment risk.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series          Long-term capital growth through investment in equity securities of foreign and U.S. companies.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         Long-term capital appreciation. Current income is a secondary investment objective.
-----------------------------------------------------------------------------------------------------------------------------------

                             PHOENIX EDGE(R)--SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                            INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Long-term capital appreciation by investing primarily in small
Phoenix-Sanford Bernstein Small-Cap Value Series       capitalization stocks that appear to be undervalued. Current income is a secondary investment objective.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                  Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                Long-term capital growth.
Growth Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                 Capital appreciation by investing primarily in equity securities.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     Growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           Long-term growth of capital with income as a secondary objective.
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II       Current income.
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     High current income.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                            Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                     Capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                   Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          Capital appreciation with income as a secondary objective.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                      Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                 High total return.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  Replicate, as closely as possible, before expenses, the performance of the EAFE(R) Index which measures international stock market performance.
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                      Replicate, as closely as possible, before expenses, the performance of the
                                                       Standard & Poor's 500 Index which emphasizes stocks of large U.S. companies.
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Long-term capital appreciation by investing primarily in equity securities
Technology Portfolio                                   of companies that the Adviser expects will benefit from their involvement in technology-related industries.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                   Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                          Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

    A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective Series.

    B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

    C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

    D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

    E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles adopted or in effect in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2002, there were no contracts in the payout (annuitization) period.

                              PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS

     Purchases and sales of shares of the Funds for the period ended December 31, 2002 aggregated the following:

SUBACCOUNT                                                                       PURCHASES             SALES
----------                                                                       ---------             -----
The Phoenix Edge Series Fund
   Phoenix-Aberdeen International Series                                       $       63,117      $       12,484
   Phoenix-Aberdeen New Asia Series                                                    17,582                 403
   Phoenix-AIM Mid-Cap Equity Series                                                   18,621                 295
   Phoenix-Alliance/Bernstein Growth + Value Series                                    41,143                 361
   Phoenix-Deutsche Dow 30 Series                                                      85,760               3,343
   Phoenix-Deutsche Nasdaq-100 Index(R) Series                                         25,670              12,017
   Phoenix-Duff & Phelps Real Estate Securities Series                                 98,767              29,444
   Phoenix-Engemann Capital Growth Series                                           1,256,990           1,148,290
   Phoenix-Engemann Small & Mid-Cap Growth Series                                       8,318                 974
   Phoenix-Goodwin Money Market Series                                              5,586,327           5,372,552
   Phoenix-Goodwin Multi-Sector Fixed Income Series                                    59,286               3,949
   Phoenix-Hollister Value Equity Series                                              151,253             115,439
   Phoenix-J.P. Morgan Research Enhanced Index Series                                  17,032               3,936
   Phoenix-Janus Flexible Income Series                                                74,763               5,795
   Phoenix-Janus Growth Series                                                         93,052              49,362
   Phoenix-Kayne Small-Cap Quality Value Series                                         1,006                   -
   Phoenix-Lazard International Equity Select Series                                   13,925               5,550
   Phoenix-Lazard Small-Cap Value Series                                               16,118                  21
   Phoenix-Lazard U.S. Multi-Cap Series                                                11,903                   -
   Phoenix-Lord Abbett Large-Cap Value Series                                          32,401               2,358
   Phoenix-Lord Abbett Mid-Cap Value Series                                             9,486                  42
   Phoenix-MFS Investors Growth Stock Series                                            8,228               3,009
   Phoenix-MFS Investors Trust Series                                                  16,281                 103
   Phoenix-MFS Value Series                                                            53,596               5,099
   Phoenix-Oakhurst Growth and Income Series                                          110,315              24,224
   Phoenix-Oakhurst Strategic Allocation Series                                       132,192              18,730
   Phoenix-Sanford Bernstein Global Value Series                                       11,982                   -
   Phoenix-Sanford Bernstein Mid-Cap Value Series                                     169,986              84,555
   Phoenix-Sanford Bernstein Small-Cap Value Series                                   113,465              47,286
   Phoenix-Seneca Mid-Cap Growth Series                                                82,904             106,954
   Phoenix-Seneca Strategic Theme Series                                               14,423               5,158
   Phoenix-State Street Research Small-Cap Growth Series                                2,453               1,711
   Phoenix-Van Kampen Focus Equity Series                                              13,052                 258

                              PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                       PURCHASES             SALES
----------                                                                       ---------             -----
AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund                                          $       21,498      $          329
   AIM V.I. Premier Equity Fund                                                        38,635              27,342

The Alger American Fund
   Alger American Leveraged AllCap Portfolio                                           57,674              82,422

Federated Insurance Series
   Federated Fund for U.S. Government Securities II                                   398,343              72,971
   Federated High Income Bond Fund II                                                  54,326              39,959

Fidelity(R) Variable Insurance Products
   VIP Contrafund(R) Portfolio                                                         68,920               2,640
   VIP Growth Opportunities Portfolio                                                  25,166               5,654
   VIP Growth Portfolio                                                                46,456              55,083

Franklin Templeton Variable Insurance Products Trust -- Class 2
   Mutual Shares Securities Fund                                                       29,075              26,161
   Templeton Developing Markets Securities Fund                                            71                 111
   Templeton Foreign Securities Fund                                                   82,071              59,322
   Templeton Global Asset Allocation Fund                                                 145                 184
   Templeton Growth Securities Fund                                                    10,889              14,183

Scudder VIT Funds
   Scudder VIT EAFE(R) Equity Index Fund                                               43,979              27,780
   Scudder VIT Equity 500 Index Fund                                                    5,024                  61

The Universal Institutional Funds, Inc.
   Technology Portfolio                                                                23,262               6,447

Wanger Advisors Trust
   Wanger Foreign Forty                                                                     -              17,140
   Wanger International Small Cap                                                   1,177,716           1,085,375
   Wanger Twenty                                                                       28,572              13,295
   Wanger U.S. Smaller Companies                                                    1,275,571           1,155,123

                             PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES

   A summary of Financial Highlights of the Account for the periods ended December 31, 2002 and 2001 follows:

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                                    --------------------------------
                                                                                       2002                  2001
                                                                                    ----------            ----------
THE PHOENIX EDGE SERIES FUND
   PHOENIX-ABERDEEN INTERNATIONAL SERIES(3)
   Units                                                                               116,165                45,732
   Unit Value, end of period                                                         $0.641615             $0.753120
   Net assets, end of period (thousands)                                             $      75             $      34
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     1.25%                    -
   Total return                                                                         (14.81%)              (24.69%)

   PHOENIX-ABERDEEN NEW ASIA SERIES(14)
   Units                                                                                22,979                 9,491
   Unit Value, end of period                                                         $1.089800             $1.029226
   Net assets, end of period (thousands)                                             $      25             $      10
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     3.07%                 1.41%(27)
   Total return                                                                           5.89%                10.38%

   PHOENIX-AIM MID-CAP EQUITY SERIES(19)
   Units                                                                                17,972                     -
   Unit Value, end of period                                                         $0.949475                     -
   Net assets, end of period (thousands)                                             $      17                     -
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                        -                     -
   Total return                                                                         (11.08%)                   -

   PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(16)
   Units                                                                                48,378                 2,630
   Unit Value, end of period                                                         $0.802034             $1.070307
   Net assets, end of period (thousands)                                             $      39             $       3
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     1.21%                 1.50%(27)
   Total return                                                                         (25.07%)                2.18%

   PHOENIX-DEUTSCHE DOW 30 SERIES(8)
   Units                                                                               227,823               139,907
   Unit Value, end of period                                                         $0.785578             $0.929638
   Net assets, end of period (thousands)                                             $     179             $     130
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     1.51%                 2.82%(27)
   Total return                                                                         (15.50%)               (7.03%)

                              PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                                    --------------------------------
                                                                                       2002                  2001
                                                                                    ----------            ----------
   PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES(11)
   Units                                                                                72,285                56,763
   Unit Value, end of period                                                        $ 0.588115            $ 0.942132
   Net assets, end of period (thousands)                                            $       43            $       53
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                        -                 (0.01%)(27)
   Total return                                                                         (37.58%)               (5.85%)

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(4)
   Units                                                                               118,834                65,483
   Unit Value, end of period                                                        $ 1.227844            $ 1.095485
   Net assets, end of period (thousands)                                            $      146            $       72
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     4.07%                 4.81%(27)
   Total return                                                                          12.08%                 9.55%

   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
   Units                                                                               678,992               526,026
   Unit Value, end of period                                                        $ 0.450179            $ 0.598716
   Net assets, end of period (thousands)                                            $      306            $      315
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     0.00%(28)             0.02%
   Total return                                                                         (24.81%)              (34.57%)

   PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(12)
   Units                                                                                17,574                 8,201
   Unit Value, end of period                                                        $ 0.635912            $ 0.893189
   Net assets, end of period (thousands)                                            $       11            $        7
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                        -                     -
   Total return                                                                          (28.8%)               (5.87%)

   PHOENIX-GOODWIN MONEY MARKET SERIES
   Units                                                                             1,254,606             1,067,642
   Unit Value, end of period                                                        $ 1.058816            $ 1.043989
   Net assets, end of period (thousands)                                            $    1,328            $    1,115
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     1.39%                 2.97%
   Total return                                                                           1.42%                 3.82%

                              PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                                    --------------------------------
                                                                                       2002                  2001
                                                                                    ----------            ----------
   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
   Units                                                                               200,389               164,110
   Unit Value, end of period                                                         $1.179992             $1.072737
   Net assets, end of period (thousands)                                             $     236             $     176
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     7.27%                 9.94%
   Total return                                                                          10.00%                 6.09%

   PHOENIX-HOLLISTER VALUE EQUITY SERIES(3)
   Units                                                                               464,194               437,538
   Unit Value, end of period                                                         $0.664865             $0.851643
   Net assets, end of period (thousands)                                             $     309             $     373
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     0.91%                 1.25%(27)
   Total return                                                                         (21.93%)              (14.84%)

   PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES(10)
   Units                                                                               214,147               198,333
   Unit Value, end of period                                                         $0.696387             $0.912495
   Net assets, end of period (thousands)                                             $     149             $     181
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     0.88%                 1.11%(27)
   Total return                                                                         (23.68%)               (8.75%)

   PHOENIX-JANUS FLEXIBLE INCOME SERIES
   Units                                                                               129,184                71,527
   Unit Value, end of period                                                         $1.153809             $1.043081
   Net assets, end of period (thousands)                                             $     149             $      75
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     4.98%                 6.27%
   Total return                                                                          10.62%                 4.31%

   PHOENIX-JANUS GROWTH SERIES(3)
   Units                                                                               499,116               445,567
   Unit Value, end of period                                                         $0.507997             $0.713872
   Net assets, end of period (thousands)                                             $     254             $     318
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                    (1.75%)                   -
   Total return                                                                         (28.84%)              (28.61%)

                              PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                                    --------------------------------
                                                                                       2002                  2001
                                                                                    ----------            ----------
   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(25)
   Units                                                                                   983                     -
   Unit Value, end of period                                                         $1.010049                     -
   Net assets, end of period (thousands)                                             $       1                     -
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     8.26%(27)                -
   Total return                                                                          (1.32%)                   -

   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(24)
   Units                                                                                 8,520                     -
   Unit Value, end of period                                                         $0.957776                     -
   Net assets, end of period (thousands)                                             $       8                     -
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                        -                     -
   Total return                                                                          (1.64%)                   -

   PHOENIX-LAZARD SMALL-CAP VALUE SERIES(23)
   Units                                                                                16,497                     -
   Unit Value, end of period                                                         $0.978828                     -
   Net assets, end of period (thousands)                                             $      16                     -
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     1.18%(27)                -
   Total return                                                                           1.69%                    -

   PHOENIX-LAZARD U.S. MULTI-CAP SERIES(26)
   Units                                                                                11,740                     -
   Unit Value, end of period                                                         $1.005033                     -
   Net assets, end of period (thousands)                                             $      12                     -
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                    17.36%(27)                -
   Total return                                                                          (0.64%)                   -

   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(24)
   Units                                                                                29,634                     -
   Unit Value, end of period                                                         $0.992413                     -
   Net assets, end of period (thousands)                                             $      29                     -
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     7.17%(27)                -
   Total return                                                                          (5.89%)                   -

                              PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                                    --------------------------------
                                                                                       2002                  2001
                                                                                    ----------            ----------
   PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(23)
   Units                                                                                 9,663                     -
   Unit Value, end of period                                                         $1.000402                     -
   Net assets, end of period (thousands)                                             $      10                     -
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     1.26%(27)                -
   Total return                                                                           3.21%                    -

   PHOENIX-MFS INVESTORS GROWTH STOCK SERIES (20)
   Units                                                                                 4,987                     -
   Unit Value, end of period                                                         $0.772824                     -
   Net assets, end of period (thousands)                                             $       4                     -
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                        -                     -
   Total return                                                                         (25.16%)                   -

   PHOENIX-MFS INVESTORS TRUST SERIES(22)
   Units                                                                                19,259                     -
   Unit Value, end of period                                                         $0.825705                     -
   Net assets, end of period (thousands)                                             $      16                     -
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     2.85%(27)                -
   Total return                                                                          (5.43%)                   -

   PHOENIX-MFS VALUE SERIES(16)
   Units                                                                                68,660                19,951
   Unit Value, end of period                                                         $0.910921             $1.057281
   Net assets, end of period (thousands)                                             $      63             $      21
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     1.33%                 2.46%(27)
   Total return                                                                         (13.84%)                2.64%

   PHOENIX-OAKHURST GROWTH AND INCOME SERIES(7)
   Units                                                                               208,366               124,312
   Unit Value, end of period                                                         $0.818053             $1.055722
   Net assets, end of period (thousands)                                             $     170             $     131
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     0.97%                 2.32%(27)
   Total return                                                                         (22.51%)                5.57%

                              PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                                    --------------------------------
                                                                                       2002                  2001
                                                                                    ----------            ----------
   PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(1)
   Units                                                                               286,019               174,980
   Unit Value, end of period                                                         $0.899473             $1.017724
   Net assets, end of period (thousands)                                             $     257             $     178
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     2.93%                 2.66%(27)
   Total return                                                                         (11.58%)                1.72%

   PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(26)
   Units                                                                                14,335                     -
   Unit Value, end of period                                                         $0.825194                     -
   Net assets, end of period (thousands)                                             $      12                     -
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                    67.05%(27)                -
   Total return                                                                          (0.40%)                   -

   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
   Units                                                                               245,449               209,944
   Unit Value, end of period                                                         $1.235028             $1.350480
   Net assets, end of period (thousands)                                             $     303             $     284
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     0.88%                 1.80%
   Total return                                                                          (8.55%)               22.98%

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(15)
   Units                                                                                71,511                16,370
   Unit Value, end of period                                                         $0.973920             $1.064806
   Net assets, end of period (thousands)                                             $      70             $      17
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     0.54%                 4.12%(27)
   Total return                                                                          (8.54%)                7.82%

   PHOENIX-SENECA MID-CAP GROWTH SERIES(1)
   Units                                                                               168,491               217,344
   Unit Value, end of period                                                         $0.520064             $0.770451
   Net assets, end of period (thousands)                                             $      88             $     167
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     0.00%(28)                -
   Total return                                                                         (32.50%)              (22.95%)

                              PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                                    --------------------------------
                                                                                       2002                  2001
                                                                                    ----------            ----------
   PHOENIX-SENECA STRATEGIC THEME SERIES
   Units                                                                               144,798               130,303
   Unit Value, end of period                                                         $0.458173             $0.740659
   Net assets, end of period (thousands)                                             $      66             $      92
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                        -                     -
   Total return                                                                         (34.98%)              (27.36%)

   PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(24)
   Units                                                                                   542                     -
   Unit Value, end of period                                                         $1.008475                     -
   Net assets, end of period (thousands)                                             $       1                     -
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                        -                     -
   Total return                                                                          (9.69%)                   -

   PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES(17)
   Units                                                                                20,461                 5,830
   Unit Value, end of period                                                         $0.684382             $0.969701
   Net assets, end of period (thousands)                                             $      14             $       6
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                        -                     -
   Total return                                                                         (29.42%)                0.71%

AIM VARIABLE INSURANCE FUNDS
   AIM V.I. CAPITAL APPRECIATION FUND(21)
   Units                                                                                27,896                     -
   Unit Value, end of period                                                         $0.704648                     -
   Net assets, end of period (thousands)                                             $      20                     -
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                        -                     -
   Total return                                                                         (22.21%)                   -

   AIM V.I. PREMIER EQUITY FUND(18)
   Units                                                                                16,263                 7,615
   Unit Value, end of period                                                         $0.659033             $0.944977
   Net assets, end of period (thousands)                                             $      11             $       7
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     0.20%                    -
   Total return                                                                         (30.26%)                3.18%

                              PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                                    --------------------------------
                                                                                       2002                  2001
                                                                                    ----------            ----------
THE ALGER AMERICAN FUND
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
   Units                                                                               144,825               183,164
   Unit Value, end of period                                                         $0.552073             $0.835329
   Net assets, end of period (thousands)                                             $      80             $     153
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     0.01%                    -
   Total return                                                                         (33.91%)              (15.93%)

FEDERATED INSURANCE SERIES
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(3)
   Units                                                                               460,562               177,972
   Unit Value, end of period                                                         $1.156737             $1.060761
   Net assets, end of period (thousands)                                             $     533             $     189
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     2.67%                 1.22%(27)
   Total return                                                                           9.05%                 6.08%

   FEDERATED HIGH INCOME BOND FUND II(4)
   Units                                                                                84,139                79,444
   Unit Value, end of period                                                         $0.956640             $0.943542
   Net assets, end of period (thousands)                                             $      80             $      75
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     9.26%                 3.23%(27)
   Total return                                                                           1.39%                (5.65%)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   VIP CONTRAFUND(R) PORTFOLIO (13)
   Units                                                                                83,071                11,741
   Unit Value, end of period                                                         $0.880739             $0.972371
   Net assets, end of period (thousands)                                             $      73             $      11
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     0.33%                    -
   Total return                                                                          (9.42%)                1.67%

   VIP GROWTH OPPORTUNITIES PORTFOLIO(12)
   Units                                                                                31,851                 8,492
   Unit Value, end of period                                                         $0.742979             $0.951516
   Net assets, end of period (thousands)                                             $      24             $       8
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     0.35%                    -
   Total return                                                                         (21.92%)               (4.31%)

                              PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                                    --------------------------------
                                                                                       2002                  2001
                                                                                    ----------            ----------
   VIP GROWTH PORTFOLIO(2)
   Units                                                                               132,136               157,601
   Unit Value, end of period                                                         $0.557130             $0.798161
   Net assets, end of period (thousands)                                             $      74             $     126
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     0.16%                    -
   Total return                                                                         (30.20%)              (20.18%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST--CLASS 2
   MUTUAL SHARES SECURITIES FUND(5)
   Units                                                                                77,230                79,151
   Unit Value, end of period                                                         $0.895514             $1.015447
   Net assets, end of period (thousands)                                             $      69             $      80
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     0.93%                 0.72%(27)
   Total return                                                                         (11.81%)                1.54%

   TEMPLETON DEVELOPING MARKETS SECURITIES FUND(11)
   Units                                                                                 5,160                 5,275
   Unit Value, end of period                                                         $0.933802             $0.935164
   Net assets, end of period (thousands)                                             $       5             $       5
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     1.40%
   Total return                                                                          (0.15%)               (0.83%)

   TEMPLETON FOREIGN SECURITIES FUND
   Units                                                                                72,735                55,215
   Unit Value, end of period                                                         $0.719181             $0.833099
   Net assets, end of period (thousands)                                             $      52             $      49
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     1.72%                 3.38%
   Total return                                                                         (18.56%)              (15.99%)

   TEMPLETON GLOBAL ASSET ALLOCATION FUND(6)
   Units                                                                                 9,299                 9,506
   Unit Value, end of period                                                         $0.863745             $0.903379
   Net assets, end of period (thousands)                                             $       8             $       9
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     1.74%                 1.43%(27)
   Total return                                                                          (4.39%)               (9.66%)

                              PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                                    --------------------------------
                                                                                       2002                  2001
                                                                                    ----------            ----------
   TEMPLETON GROWTH SECURITIES FUND(9)
   Units                                                                                21,252                25,821
   Unit Value, end of period                                                         $0.802667             $0.984733
   Net assets, end of period (thousands)                                             $      17             $      25
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     2.33%                 6.01%(27)
   Total return                                                                         (18.49%)               (1.53%)

SCUDDER VIT FUNDS
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND(7)
   Units                                                                               181,608               174,316
   Unit Value, end of period                                                         $0.706562             $0.901184
   Net assets, end of period (thousands)                                             $     128             $     157
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     1.39%                    -
   Total return                                                                         (21.60%)               (9.88%)

   SCUDDER VIT EQUITY 500 INDEX FUND(16)
   Units                                                                                 7,542                 2,180
   Unit Value, end of period                                                         $0.828252             $1.056437
   Net assets, end of period (thousands)                                             $       6             $       2
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     3.15%                    -
   Total return                                                                         (22.31%)                0.76%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   TECHNOLOGY PORTFOLIO(3)
   Units                                                                               111,186                67,975
   Unit Value, end of period                                                         $0.240769             $0.471792
   Net assets, end of period (thousands)                                             $      27             $      32
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                        -                 (0.01%)(27)
   Total return                                                                         (48.97%)              (52.82%)

WANGER ADVISORS TRUST
   WANGER FOREIGN FORTY
   Units                                                                                44,486                67,514
   Unit Value, end of period                                                         $0.643628             $0.759827
   Net assets, end of period (thousands)                                             $      29             $      51
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                        -                  0.10%
   Total return                                                                         (15.29%)              (26.61%)

                              PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                              PERIOD ENDED
                                                                                              DECEMBER 31,
                                                                                    --------------------------------
                                                                                       2002                  2001
                                                                                    ----------            ----------
   WANGER INTERNATIONAL SMALL CAP
   Units                                                                               504,162               396,109
   Unit Value, end of period                                                         $0.670449             $0.778068
   Net assets, end of period (thousands)                                             $     338             $     308
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                     0.00%(27)(28)            -
   Total return                                                                         (13.83%)              (21.27%)

   WANGER TWENTY(6)
   Units                                                                                35,180                19,822
   Unit Value, end of period                                                         $1.007102             $1.090134
   Net assets, end of period (thousands)                                             $      35             $      22
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                        -                     -
   Total return                                                                          (7.62%)                9.01%

   WANGER U.S. SMALLER COMPANIES
   Units                                                                               458,192               380,414
   Unit Value, end of period                                                         $0.978524             $1.176238
   Net assets, end of period (thousands)                                             $     448             $     447
   Mortality and Expense fees as a % of average net assets                                   -                     -
   Net investment income as a % of average net assets                                        -                  0.01%
   Total return                                                                         (16.81%)               11.39%

                              PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

(1)   From inception January 12, 2001 to December 31, 2001.
(2)   From inception January 31, 2001 to December 31, 2001.
(3)   From inception February 1, 2001 to December 31, 2001.
(4)   From inception February 8, 2001 to December 31, 2001.
(5)   From inception February 20, 2001 to December 31, 2001.
(6)   From inception March 9, 2001 to December 31, 2001.
(7)   From inception April 12, 2001 to December 31, 2001.
(8)   From inception May 10, 2001 to December 31, 2001.
(9)   From inception May 15, 2001 to December 31, 2001.
(10)  From inception June 4, 2001 to December 31, 2001.
(11)  From inception July 31, 2001 to December 31, 2001.
(12)  From inception August 1, 2001 to December 31, 2001.
(13)  From inception September 7, 2001 to December 31, 2001.
(14)  From inception September 20, 2001 to December 31, 2001.
(15)  From inception November 13, 2001 to December 31, 2001.
(16)  From inception December 4, 2001 to December 31, 2001.
(17)  From inception December 12, 2001 to December 31, 2001.
(18)  From inception December 14, 2001 to December 31, 2001.
(19)  From inception January 3, 2002 to December 31, 2002.
(20)  From inception January 23, 2002 to December 31, 2002.
(21)  From inception February 1, 2002 to December 31, 2002.
(22)  From inception July 9, 2002 to December 31, 2002.
(23)  From inception September 26, 2002 to December 31, 2002.
(24)  From inception November 27, 2002 to December 31, 2002.
(25)  From inception December 3, 2002 to December 31, 2002.
(26)  From inception December 26, 2002 to December 31, 2002.
(27)  Annualized.
(28)  Amount is less than 0.00%.

                              PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                 SUBACCOUNT
                                                -----------------------------------------------------------------------------
                                                     PHOENIX-
                                                     ABERDEEN           PHOENIX-        PHOENIX-AIM MID-    PHOENIX-ALLIANCE/
                                                  INTERNATIONAL       ABERDEEN NEW         CAP EQUITY       BERNSTEIN GROWTH
                                                      SERIES           ASIA SERIES           SERIES          + VALUE SERIES
                                                -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                     45,732               9,491                   -               2,630
Participant deposits                                       89,894               9,703               7,789              33,790
Participant transfers                                           -               4,195              10,824              13,051
Participant withdrawals                                   (19,461)               (410)               (641)             (1,093)
                                                -----------------------------------------------------------------------------
Units outstanding, end of period                          116,165              22,979              17,972              48,378
                                                =============================================================================

                                                                        PHOENIX-         PHOENIX-DUFF &         PHOENIX-
                                                    PHOENIX-         DEUTSCHE NASDAQ       PHELPS REAL          ENGEMANN
                                                 DEUTSCHE DOW 30      100 INDEX(R)      ESTATE SECURITIES    CAPITAL GROWTH
                                                     SERIES             SERIES               SERIES              SERIES
                                                -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                    139,907              56,763              65,483             526,026
Participant deposits                                       67,964              13,532              63,778             126,272
Participant transfers                                      24,066               3,532               1,680              94,965
Participant withdrawals                                    (4,114)             (1,542)            (12,107)            (68,271)
                                                -----------------------------------------------------------------------------
Units outstanding, end of period                          227,823              72,285             118,834             678,992
                                                =============================================================================

                                                     PHOENIX-                                PHOENIX-
                                                  ENGEMANN SMALL         PHOENIX-         GOODWIN MULTI-    PHOENIX-HOLLISTER
                                                    & MID-CAP         GOODWIN MONEY        SECTOR FIXED       VALUE EQUITY
                                                  GROWTH SERIES       MARKET SERIES       INCOME SERIES          SERIES
                                                -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                      8,201           1,067,642             164,110             437,538
Participant deposits                                        7,366             272,653              30,784             157,308
Participant transfers                                       2,345            (229,621)              9,197             (83,765)
Participant withdrawals                                      (338)            143,932             (3,702)             (46,887)
                                                -----------------------------------------------------------------------------
Units outstanding, end of period                           17,574           1,254,606             200,389             464,194
                                                =============================================================================

                                                    PHOENIX-J.P.                                              PHOENIX-KAYNE
                                                  MORGAN RESEARCH     PHOENIX-JANUS                             SMALL-CAP
                                                  ENHANCED INDEX     FLEXIBLE INCOME      PHOENIX-JANUS       QUALITY VALUE
                                                      SERIES             SERIES           GROWTH SERIES          SERIES
                                                -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                    198,133              71,527             445,567                   -
Participant deposits                                       22,547              59,564              41,306                 984
Participant transfers                                           -               4,136              26,220                   -
Participant withdrawals                                    (6,533)             (6,043)            (13,977)                 (1)
                                                -----------------------------------------------------------------------------
Units outstanding, end of period                          214,147             129,184             499,116                 983
                                                =============================================================================

                              PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                 SUBACCOUNT
                                                -----------------------------------------------------------------------------
                                                   PHOENIX-LAZARD
                                                   INTERNATIONAL      PHOENIX-LAZARD     PHOENIX-LAZARD       PHOENIX-LORD
                                                   EQUITY SELECT     SMALL-CAP VALUE     U.S. MULTI-CAP     ABBETT LARGE-CAP
                                                      SERIES             SERIES              SERIES           VALUE SERIES
                                                -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                          -                   -                   -                   -
Participant deposits                                       14,476              12,156              11,760              32,079
Participant transfers                                      (5,894)              4,383                   -              (2,370)
Participant withdrawals                                       (62)                (42)                (20)                (75)
                                                -----------------------------------------------------------------------------
Units outstanding, end of period                            8,520              16,497              11,740              29,634
                                                =============================================================================

                                                   PHOENIX-LORD        PHOENIX-MFS         PHOENIX-MFS
                                                  ABBETT MID-CAP    INVESTORS GROWTH     INVESTORS TRUST        PHOENIX-MFS
                                                   VALUE SERIES       STOCK SERIES           SERIES            VALUE SERIES
                                                -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                          -                   -                   -              19,951
Participant deposits                                          990               8,868              19,108              26,522
Participant transfers                                       8,717              (3,761)                  -              23,072
Participant withdrawals                                       (44)               (120)                151                (885)
                                                -----------------------------------------------------------------------------
Units outstanding, end of period                            9,663               4,987              19,259              68,660
                                                =============================================================================

                                                     PHOENIX-            PHOENIX-
                                                 OAKHURST GROWTH         OAKHURST        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                   AND INCOME           STRATEGIC       BERNSTEIN GLOBAL     BERNSTEIN MID-
                                                     SERIES         ALLOCATION SERIES     VALUE SERIES      CAP VALUE SERIES
                                                -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                    124,312             174,980                   -             209,944
Participant deposits                                      111,612             166,313                   -              48,060
Participant transfers                                     (19,708)             48,524              14,358              (7,311)
Participant withdrawals                                    (7,850)           (103,798)                (23)             (5,244)
                                                -----------------------------------------------------------------------------
Units outstanding, end of period                          208,366             286,019              14,335             245,449
                                                =============================================================================

                                                                                                              PHOENIX-STATE
                                                 PHOENIX-SANFORD     PHOENIX-SENECA       PHOENIX-SENECA     STREET RESEARCH
                                                BERNSTEIN SMALL-     MID-CAP GROWTH      STRATEGIC THEME        SMALL-CAP
                                                CAP VALUE SERIES        SERIES               SERIES           GROWTH SERIES
                                                -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                     16,370             217,344             130,303                   -
Participant deposits                                       11,851              21,434              53,891               2,248
Participant transfers                                      44,602             (62,567)              7,394              (1,696)
Participant withdrawals                                    (1,312)             (7,720)            (46,790)                (10)
                                                -----------------------------------------------------------------------------
Units outstanding, end of period                           71,511             168,491             144,798                 542
                                                =============================================================================

                              PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                 SUBACCOUNT
                                                -----------------------------------------------------------------------------
                                                   PHOENIX-VAN      AIM V.I. CAPITAL                         ALGER AMERICAN
                                                   KAMPEN FOCUS       APPRECIATION      AIM V.I. PREMIER    LEVERAGED ALLCAP
                                                  EQUITY SERIES           FUND            EQUITY FUND          PORTFOLIO
                                                -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                      5,830                   -               7,615             183,164
Participant deposits                                       15,014              23,037               8,824              37,546
Participant transfers                                           -               5,024                 338             (44,096)
Participant withdrawals                                      (383)               (165)               (514)            (31,789)
                                                -----------------------------------------------------------------------------
Units outstanding, end of period                           20,461              27,896              16,263             144,825
                                                =============================================================================

                                                  FEDERATED FUND
                                                     FOR U.S.         FEDERATED HIGH                           VIP GROWTH
                                                    GOVERNMENT         INCOME BOND      VIP CONTRAFUND(R)     OPPORTUNITIES
                                                  SECURITIES II          FUND II            PORTFOLIO           PORTFOLIO
                                                -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                    177,972              79,444              11,741               8,492
Participant deposits                                      224,873              47,873              38,988              30,402
Participant transfers                                      83,630             (29,461)             33,319                   -
Participant withdrawals                                   (25,913)            (13,717)               (977)             (7,043)
                                                -----------------------------------------------------------------------------
Units outstanding, end of period                          460,562              84,139              83,071              31,851
                                                =============================================================================

                                                                                            TEMPLETON
                                                                                           DEVELOPING           TEMPLETON
                                                    VIP GROWTH        MUTUAL SHARES          MARKETS             FOREIGN
                                                    PORTFOLIO        SECURITIES FUND     SECURITIES FUND     SECURITIES FUND
                                                -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                    157,601              79,151               5,276              55,215
Participant deposits                                       11,990              14,822                   -               6,596
Participant transfers                                     (33,839)             (5,867)                  -              13,703
Participant withdrawals                                    (3,616)            (10,876)               (116)            (2,779)
                                                -----------------------------------------------------------------------------
Units outstanding, end of period                          132,136              77,230               5,160              72,735
                                                =============================================================================

                                                                                          SCUDDER VIT
                                                     TEMPLETON          TEMPLETON        EAFE(R) EQUITY       SCUDDER VIT
                                                   GLOBAL ASSET          GROWTH              INDEX          EQUITY 500 INDEX
                                                 ALLOCATION FUND     SECURITIES FUND          FUND                FUND
                                                -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                      9,506              25,821             174,316               2,180
Participant deposits                                            -               8,059              44,143               1,571
Participant transfers                                           -              (2,786)            (33,449)              3,876
Participant withdrawals                                      (207)             (9,842)             (3,402)                (85)
                                                -----------------------------------------------------------------------------
Units outstanding, end of period                            9,299              21,252             181,608               7,542
                                                =============================================================================

                              PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                 SUBACCOUNT
                                                -----------------------------------------------------------------------------
                                                                                             WANGER
                                                    TECHNOLOGY       WANGER FOREIGN       INTERNATIONAL
                                                    PORTFOLIO            FORTY              SMALL CAP         WANGER TWENTY
                                                -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                     67,975              67,514             396,109              19,822
Participant deposits                                       59,407                   -             102,119              23,672
Participant transfers                                     (13,848)            (21,924)             65,274              (1,973)
Participant withdrawals                                    (2,348)             (1,104)            (59,340)             (6,341)
                                                -----------------------------------------------------------------------------
Units outstanding, end of period                          111,186              44,486             504,162              35,180
                                                =============================================================================

                                                    WANGER U.S.
                                                     SMALLER
                                                    COMPANIES
                                                -----------------
Units outstanding, beginning of period                    380,414
Participant deposits                                      102,357
Participant transfers                                      14,764
Participant withdrawals                                   (39,343)
                                                -----------------
Units outstanding, end of period                          458,192
                                                =================

                             PHOENIX EDGE(R)--SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS)

                                                                               SUBACCOUNT
                                          ------------------------------------------------------------------------------------
                                              PHOENIX-
                                              ABERDEEN              PHOENIX-          PHOENIX-ALLIANCE/          PHOENIX-
                                            INTERNATIONAL         ABERDEEN NEW         BERNSTEIN GROWTH      DEUTSCHE DOW 30
                                              SERIES(3)          ASIA SERIES(14)      + VALUE SERIES(16)         SERIES(8)
                                          ------------------    ------------------    ------------------    ------------------
Units outstanding, beginning of period                     -                     -                     -                     -
Participant deposits                                  61,270                 9,491                 2,635               141,521
Participant transfers                                (14,780)                    -                    (5)                 (238)
Participant withdrawals                                 (758)                    -                     -                (1,376)
                                          ------------------------------------------------------------------------------------
Units outstanding, end of period                      45,732                 9,491                 2,630               139,907
                                          ====================================================================================

                                           PHOENIX-DEUTSCHE       PHOENIX-DUFF &           PHOENIX-
                                              NASDAQ-100            PHELPS REAL            ENGEMANN
                                               INDEX(R)         ESTATE SECURITIES       CAPITAL GROWTH
                                              SERIES(11)             SERIES(4)              SERIES
                                          ------------------    ------------------    ------------------
Units outstanding, beginning of period                     -                     -                27,752
Participant deposits                                  57,225                60,209               124,792
Participant transfers                                      -                 6,188               381,034
Participant withdrawals                                 (462)                 (914)               (7,552)
                                          --------------------------------------------------------------
Units outstanding, end of period                      56,763                65,483               526,026
                                          ==============================================================

                                                                    PHOENIX-              PHOENIX-
                                               PHOENIX-          ENGEMANN SMALL         FEDERATED U.S.           PHOENIX-
                                            ENGEMANN NIFTY          & MID-CAP            GOVERNMENT           GOODWIN MONEY
                                             FIFTY SERIES       GROWTH SERIES(12)       BOND SERIES(1)         MARKET SERIES
                                          ------------------    ------------------    ------------------    ------------------
Units outstanding, beginning of period                 9,143                     -                     -                19,021
Participant deposits                                   3,738                 7,096                99,172             4,431,611
Participant transfers                                      -                 1,174                     -            (1,272,576)
Participant withdrawals                                    -                   (69)              (18,064)           (2,110,414)
                                          ------------------------------------------------------------------------------------
Units outstanding, end of period                      12,881                 8,201                81,108             1,067,642
                                          ====================================================================================

                                               PHOENIX-                                  PHOENIX-J.P.
                                            GOODWIN MULTI-      PHOENIX-HOLLISTER      MORGAN RESEARCH
                                            SECTOR FIXED          VALUE EQUITY          ENHANCED INDEX
                                            INCOME SERIES           SERIES(3)             SERIES(10)
                                          ------------------    ------------------    ------------------
Units outstanding, beginning of period                 2,662                     -                     -
Participant deposits                                 163,490               419,248                61,942
Participant transfers                                      -                24,421               138,059
Participant withdrawals                               (2,042)               (6,131)               (1,868)
                                          --------------------------------------------------------------
Units outstanding, end of period                     164,110               437,538               198,133
                                          ==============================================================

                                            PHOENIX-JANUS         PHOENIX-JANUS
                                             CORE EQUITY         FLEXIBLE INCOME        PHOENIX-JANUS          PHOENIX-MFS
                                               SERIES               SERIES(6)          GROWTH SERIES(3)      VALUE SERIES(16)
                                          ------------------    ------------------    ------------------    ------------------
Units outstanding, beginning of period                 9,143                     -                     -                     -
Participant deposits                                  34,163                62,637               356,338                     -
Participant transfers                                 13,009                 9,682                95,997                19,987
Participant withdrawals                                 (968)                 (792)               (6,768)                  (36)
                                          ------------------------------------------------------------------------------------
Units outstanding, end of period                      55,347                71,527               445,567                19,951
                                          ====================================================================================

                                                                    PHOENIX-              PHOENIX-
                                            PHOENIX-MORGAN          OAKHURST           OAKHURST GROWTH
                                            STANLEY FOCUS           BALANCED             AND INCOME
                                          EQUITY SERIES(17)         SERIES(5)             SERIES(7)
                                          ------------------    ------------------    ------------------
Units outstanding, beginning of period                     -                     -                     -
Participant deposits                                   5,830                53,507               125,234
Participant transfers                                      -                 1,393                  (354)
Participant withdrawals                                    -                  (768)                 (568)
                                          --------------------------------------------------------------
Units outstanding, end of period                       5,830                54,132               124,312
                                          ==============================================================

                                               PHOENIX-
                                               OAKHURST                                PHOENIX-SANFORD
                                               STRATEGIC         PHOENIX-SANFORD       BERNSTEIN SMALL-       PHOENIX-SENECA
                                              ALLOCATION          BERNSTEIN MID-          CAP VALUE           MID-CAP GROWTH
                                               SERIES(1)         CAP VALUE SERIES         SERIES(15)             SERIES(1)
                                          ------------------    ------------------    ------------------    ------------------
Units outstanding, beginning of period                     -                12,454                     -                     -
Participant deposits                                 231,075               106,688                27,338               233,903
Participant transfers                                (37,189)               93,917               (10,909)                3,038
Participant withdrawals                              (18,906)               (3,115)                  (59)              (19,597)
                                          ------------------------------------------------------------------------------------
Units outstanding, end of period                     174,980               209,944                16,370               217,344
                                          ====================================================================================

                                            PHOENIX-SENECA                              ALGER AMERICAN
                                           STRATEGIC THEME        AIM V.I. VALUE        LEVERAGED ALL
                                                SERIES               FUND(18)           CAP PORTFOLIO
                                          ------------------    ------------------    ------------------
Units outstanding, beginning of period                 2,129                     -                 6,096
Participant deposits                                 158,487                 7,628               183,649
Participant transfers                                (28,706)                    -                12,154
Participant withdrawals                               (1,607)                  (13)              (18,735)
                                          --------------------------------------------------------------
Units outstanding, end of period                     130,303                 7,615               183,164
                                          ==============================================================

                                                                                        FEDERATED FUND
                                                                   DEUTSCHE VIT            FOR U.S.           FEDERATED HIGH
                                             DEUTSCHE VIT            EQUITY 500          GOVERNMENT            INCOME BOND
                                            EAFE(R) EQUITY             INDEX            SECURITIES II            FUND II
                                            INDEX FUND(7)             FUND(16)          SUBACCOUNT(3)         SUBACCOUNT(4)
                                          ------------------    ------------------    ------------------    ------------------
Units outstanding, beginning of period                     -                     -                     -                     -
Participant deposits                                  81,798                     -               124,223                58,932
Participant transfers                                 94,111                 2,184                55,461                21,472
Participant withdrawals                               (1,593)                   (4)               (1,712)                 (960)
                                          ------------------------------------------------------------------------------------
Units outstanding, end of period                     174,316                 2,180               177,972                79,444
                                          ====================================================================================

                                                                    VIP GROWTH
                                          VIP CONTRAFUND(R)        OPPORTUNITIES          VIP GROWTH
                                            PORTFOLIO(13)          PORTFOLIO(12)         PORTFOLIO(2)
                                          ------------------    ------------------    ------------------
Units outstanding, beginning of period                     -                     -                     -
Participant deposits                                       -                 8,611               119,759
Participant transfers                                 11,741                   (81)               39,549
Participant withdrawals                                    -                   (38)               (1,707)
                                          --------------------------------------------------------------
Units outstanding, end of period                      11,741                 8,492               157,601
                                          ==============================================================

                                                                                           TEMPLETON
                                                                                          DEVELOPING             TEMPLETON
                                            MUTUAL SHARES        TEMPLETON ASSET            MARKETS               GROWTH
                                             SECURITIES            STRATEGY               SECURITIES            SECURITIES
                                               FUND(5)               FUND(6)               FUND(11)               FUND(9)
                                          ------------------    ------------------    ------------------    ------------------
Units outstanding, beginning of period                     -                     -                     -                     -
Participant deposits                                  80,513                 8,989                 5,334                20,999
Participant transfers                                      -                   727                     -                 5,249
Participant withdrawals                               (1,362)                 (210)                  (58)                 (427)
                                          ------------------------------------------------------------------------------------
Units outstanding, end of period                      79,151                 9,506                 5,276                25,821
                                          ====================================================================================

                                              TEMPLETON
                                            INTERNATIONAL
                                              SECURITIES            TECHNOLOGY          WANGER FOREIGN
                                                 FUND              PORTFOLIO(3)             FORTY
                                          ------------------    ------------------    ------------------
Units outstanding, beginning of period                12,454                     -                 6,096
Participant deposits                                  19,491                62,916                74,446
Participant transfers                                 23,786                 5,927                (3,638)
Participant withdrawals                                 (516)                 (868)               (9,390)
                                          --------------------------------------------------------------
Units outstanding, end of period                      55,215                67,975                67,514
                                          ==============================================================

                             PHOENIX EDGE(R)--SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS) (CONTINUED)

                                                                    SUBACCOUNT
                                          --------------------------------------------------------------
                                                WANGER
                                            INTERNATIONAL                                 WANGER U.S.
                                              SMALL CAP          WANGER TWENTY(6)         SMALL CAP
                                          ------------------    ------------------    ------------------
Units outstanding, beginning of period                 1,597                     -                 1,597
Participant deposits                                  67,247                15,254               134,550
Participant transfers                                341,137                 4,841               244,267
Participant withdrawals                              (13,872)                 (273)                    -
                                          --------------------------------------------------------------
Units outstanding, end of period                     396,109                19,822               380,414
                                          ==============================================================

 (1) From inception January 12, 2001 to December 31, 2001
 (2) From inception January 31, 2001 to December 31, 2001
 (3) From inception February 1, 2001 to December 31, 2001
 (4) From inception February 8, 2001 to December 31, 2001
 (5) From inception February 20, 2001 to December 31, 2001
 (6) From inception March 9, 2001 to December 31, 2001
 (7) From inception April 4, 2001 to December 31, 2001
 (8) From inception May 10, 2001 to December 31, 2001
 (9) From inception May 15, 2001 to December 31, 2001
(10) From inception June 4, 2001 to December 31, 2001
(11) From inception July 31, 2001 to December 31, 2001
(12) From inception August 1, 2001 to December 31, 2001
(13) From inception September 7, 2001 to December 31, 2001
(14) From inception September 20, 2001 to December 31, 2001
(15) From inception November 13, to December 31, 2001
(16) From inception December 4, 2001 to December 31, 2001
(17) From inception December 12, 2001 to December 31, 2001
(18) From inception December 14, 2001 to December 31, 2001

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2000 (IN UNITS)

                                                                                SUBACCOUNT
                                         -----------------------------------------------------------------------------------------
                                                          PHOENIX-                                                      PHOENIX-
                                                          SANFORD         PHOENIX-        PHOENIX-                      GOODWIN
                                           PHOENIX-      BERNSTEIN        ENGEMANN        SENECA         PHOENIX-     MULTI-SECTOR
                                           ENGEMANN       MID-CAP          CAPITAL       STRATEGIC       GOODWIN         FIXED
                                         NIFTY FIFTY       VALUE           GROWTH          THEME       MONEY MARKET      INCOME
                                         -----------   -------------   -------------   -------------   ------------   ------------
Units outstanding, beginning of period             -               -               -               -              -              -
Participant deposits                           9,162          12,500          27,849           2,133         19,091          2,667
Participant transfers                              -               -               -               -              -              -
Participant withdrawals                          (19)            (46)            (97)             (4)           (70)            (5)
                                         -----------------------------------------------------------------------------------------
Units outstanding, end of period               9,143          12,454          27,752           2,129         19,021          2,662
                                         =========================================================================================

                                                                                                                          ALGER
                                                          WANGER                                         PHOENIX-       AMERICAN
                                         WANGER U.S.   INTERNATIONAL      WANGER         TEMPLETON     JANUS EQUITY     LEVERAGED
                                          SMALL CAP      SMALL CAP     FOREIGN FORTY   INTERNATIONAL      INCOME         ALL-CAP
                                         -----------   -------------   -------------   -------------   ------------   ------------
Units outstanding, beginning of period             -               -               -               -              -              -
Participant deposits                           1,600           1,600           6,108          12,500          9,162          6,108
Participant transfers                              -               -               -               -              -              -
Participant withdrawals                           (3)             (3)            (12)            (46)           (19)           (12)
                                         -----------------------------------------------------------------------------------------
Units outstanding, end of period               1,597           1,597           6,096          12,454          9,143          6,096
                                         =========================================================================================

                             PHOENIX EDGE(R)--SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--POLICY LOANS

    Policy provisions allow policyowners to borrow up to 90% of policy value, with interest of 6% in policy year 1 and 8% in policy years 2 and thereafter, payable on each policy anniversary. At the time a loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, a part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included in participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest of 6%. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

    Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

    The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $140,057, $71,216 and $275 during the years ended December 31, 2002 and 2001 and 2000, respectively.

    As compensation for administrative services provided to the Account, Phoenix receives an additional amount annually, equal to the greater of $60 or 0.30% of the unloaned policy value or if the policy value is greater than $100,000, 0.15% of the unloaned policy value, per contract, by a withdrawal of participant units prorated among the elected Subaccounts.

    Upon full or partial surrender of a policy, a surrender fee ranging from 0% to 9% of contract premiums depending on the inception of the contract period is deducted to compensate Phoenix for distribution expenses incurred. Surrender fees deducted and paid to Phoenix aggregated $6,670, $17,895 and $58 for the years ended December 31, 2002, 2001 and 2000, respectively.

    PEPCO is the principal underwriter and distributor for the Account.

    Premium taxes which currently range from 0% to 3.50% of premiums paid based on the state where the policyowner resides, are paid to Phoenix by a withdrawal of participant units.

    Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges each policy up to 0.80% of the average daily net assets of the Account, on an annual basis by a withdrawal of participant units prorated among the elected Subaccounts during the first ten policy years. The mortality and expense risk change drops to 0.50% beginning in policy year eleven. Unit value is not affected by mortality and expense charges.

NOTE 8--DISTRIBUTION OF NET INCOME

    The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the Subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

    On March 22, 2002, the Phoenix-Janus Growth Series ("Growth") acquired all of the net assets of the Phoenix-Janus Core Equity Series ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

    On April 5, 2002, the Phoenix-Engemann Capital Growth Series
("Capital Growth") acquired all of the net assets of the Phoenix-Engemann Nifty Fifty Series ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

    On April 5, 2002, the Phoenix-Oakhurst Strategic Allocation Series ("Strategic Allocation") acquired all of the net assets of the Phoenix-Oakhurst Balanced Series ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation

                             PHOENIX EDGE(R)--SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

    The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES SUBSTITUTION

    Effective October 25, 2002 all shares of the Phoenix-Federated U.S. Government Bond Series held in the separate account were redeemed at net asset value and the proceeds were used to purchase shares of the Federated Fund for U.S. Government Securities II. Investors who held investments in the Phoenix-Federated U.S. Government Bond Series received a confirmation of activity for this transaction.

    As a result of the substitution, the Phoenix-Federated U.S. Government Bond Series is no longer available for investment.

NOTE 13--MIXED AND SHARED FUNDING

    Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 14--REORGANIZATION

    On November 12, 2002 and December 10, 2002, The Board of Trustees of PESF approved a Plan of Reorganization to merge three Series of PESF into other existing Series of PESF. Each discontinued Series was merged into a corresponding surviving Series as follows:

Discontinued Series                     Surviving Series                    Approval Date          Merger Date
-------------------                     ----------------                    -------------          -----------
Phoenix-Aberdeen New Asia               Phoenix-Aberdeen International      November 12, 2002      February 7, 2003
Phoenix-MFS Investors Growth Stock      Phoenix-Janus Growth (1)            December 10, 2002      February 14, 2003
Phoenix-Van Kampen Focus Equity         Phoenix-Janus Growth (1)            December 10, 2002      February 14, 2003

    On the merger date, each discontinued Series transferred substantially all of its assets and its liabilities to the corresponding surviving Series. In exchange, shareholders of the discontinued Series received a proportional number of shares in the surviving Series.

(1) MFS succeeded Janus as subadvisor.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Universal Life Account (Phoenix Edge(R)--SPVL):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Universal Life Account (Phoenix Edge(R)--SPVL) at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 21, 2003

PHOENIX LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2002 AND 2001

                                TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                                ------------
Report of Independent Accountants............................................................................        F-3

Consolidated Balance Sheet as of December 31, 2002 and 2001..................................................        F-4

Consolidated Statements of Income and Comprehensive Income for the years ended 2002, 2001 and
2000.........................................................................................................        F-5

Consolidated Statement of Cash Flows for the years ended 2002, 2001 and 2000.................................        F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended 2002, 2001 and
2000.........................................................................................................        F-7

Notes to Financial Statements................................................................................     F-8 - F-41

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl Street
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241-7000
                                                      Facsimile (860) 241-7590



                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
February 5, 2003

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                 ($ amounts in millions, except per share data)
                           DECEMBER 31, 2002 AND 2001


                                                                                                 2002             2001
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.......................................      $  11,836.8      $   9,607.7
Equity securities, at fair value........................................................            256.9            286.0
Mortgage loans, at unpaid principal balances............................................            468.8            535.8
Real estate, at lower of cost or fair value.............................................             69.6             83.1
Venture capital partnerships, at equity in net assets...................................            228.6            291.7
Affiliate equity and debt securities....................................................            187.4            330.6
Policy loans, at unpaid principal balances..............................................          2,195.9          2,172.2
Other investments.......................................................................            311.3            290.9
                                                                                            ---------------  ---------------
Total investments.......................................................................         15,555.3         13,598.0
Cash and cash equivalents...............................................................            970.8            547.9
Accrued investment income...............................................................            192.3            203.1
Premiums, accounts and notes receivable.................................................            224.9            175.1
Reinsurance recoverable balances........................................................             22.4             21.4
Deferred policy acquisition costs.......................................................          1,201.8          1,123.7
Deferred income taxes...................................................................             30.0             22.9
Goodwill and other intangible assets....................................................              3.1             22.6
Net assets of discontinued operations...................................................             20.8             20.8
Other general account assets............................................................            126.0            134.9
Separate account and investment trust assets............................................          5,793.1          5,570.0
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................      $  24,140.5      $  21,440.4
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals.........................................................      $  12,680.0      $  11,846.4
Policyholder deposit funds..............................................................          3,395.7          1,515.2
Indebtedness............................................................................            175.0            175.0
Other general account liabilities.......................................................            378.4            505.7
Separate account and investment trust liabilities.......................................          5,793.1          5,564.9
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................         22,422.2         19,607.2
                                                                                            ---------------  ---------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.........................................              1.7              1.1
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..............             10.0             10.0
Additional paid-in capital..............................................................          1,712.0          1,712.0
Accumulated deficit.....................................................................            (79.8)            29.0
Accumulated other comprehensive income..................................................             74.4             81.1
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDERS' EQUITY..............................................................          1,716.6          1,832.1
                                                                                            ---------------  ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...........................      $  24,140.5      $  21,440.4
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                2002             2001              2000
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums...............................................................     $   1,081.9      $   1,112.7       $   1,147.4
 Insurance and investment product fees..................................           261.0            430.3             631.0
 Investment income, net of expenses.....................................           907.3            842.7           1,141.3
 Net realized investment gains (losses).................................           (17.5)           150.1              89.2
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES.........................................................         2,232.7          2,535.8           3,008.9
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits, excluding policyholder dividends......................         1,436.1          1,406.7           1,409.8
 Policyholder dividends.................................................           401.8            400.1             378.0
 Policy acquisition cost amortization...................................            91.6            133.0             356.0
 Intangible asset amortization..........................................              .2             24.7              36.9
 Interest expense.......................................................            12.2             20.0              32.7
 Demutualization expenses...............................................            --               25.9              21.8
 Other operating expenses...............................................           290.3            470.6             604.5
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES............................................         2,232.2          2,481.0           2,839.7
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations
   before income taxes and minority interest ...........................              .5             54.8             169.2
 Applicable income taxes (benefit)......................................           (15.4)           (15.4)             60.3
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations before minority interest......            15.9             70.2             108.9
 Minority interest in net income of subsidiaries........................              .6              3.7              14.1
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) FROM CONTINUING OPERATIONS...............................            15.3             66.5              94.8
 Income from discontinued operations....................................            --               --                 9.4
 Loss on disposal of discontinued operations............................            --               --               (20.9)
                                                                            ---------------  ---------------   ---------------
 INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES...........            15.3             66.5              83.3
 Cumulative effect of accounting changes:
 Goodwill and other intangible assets...................................           (10.3)            --                --
 Venture capital partnerships...........................................            --              (48.8)             --
 Securitized financial instruments......................................            --              (20.5)             --
 Derivative instruments.................................................            --                3.9              --
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS) .....................................................     $       5.0      $       1.1       $      83.3
                                                                           ===============  ===============   ===============


 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)......................................................     $       5.0      $       1.1       $      83.3
                                                                           ---------------  ---------------   ---------------
 Net unrealized investment gains (losses)...............................           (25.7)            65.9              (1.3)
 Net unrealized derivative instruments gains............................             3.4              5.0              --
 Net unrealized foreign currency translation adjustment.................             1.2             (1.7)             (4.6)
 Minimum pension liability adjustment...................................            --               (8.3)              1.6
                                                                           ---------------  ---------------   ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)......................................           (21.1)            60.9              (4.3)
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME (LOSS)............................................     $     (16.1)     $      62.0       $      79.0
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                   2002            2001             2000
                                                                              --------------  --------------   --------------

 OPERATING ACTIVITIES:
 Income (loss) from continuing operations.................................    $       15.3    $       66.5     $       94.8
 Net realized investment (gains) losses...................................            17.5          (150.1)           (89.2)
 Amortization and depreciation............................................            20.5            43.2             56.8
 Investment loss (income).................................................            67.2            97.4           (297.7)
 Securitized financial instruments and derivatives........................             --              --               --
 Deferred income taxes (benefit)..........................................            (8.8)          (28.3)           (71.6)
 Increase in receivables..................................................           (50.9)          (76.9)           (54.0)
 Deferred policy acquisition costs (increase) decrease....................          (174.1)          (76.2)           183.2
 (Increase) decrease in policy liabilities and accruals...................           453.1           469.0            472.8
 Other assets and other liabilities net change............................           (57.9)           64.4             80.0
                                                                              --------------  --------------   --------------
 Cash from continuing operations..........................................           281.9           409.0            375.1
 Discontinued operations, net.............................................           (43.7)          (75.1)          (264.6)
                                                                              --------------  --------------   --------------
 CASH FROM OPERATING ACTIVITIES...........................................           238.2           333.9            110.5
                                                                              --------------  --------------   --------------


INVESTING ACTIVITIES:
Investment purchases.....................................................         (4,951.5)       (3,822.3)        (2,110.2)
Investment sales, repayments and maturities..............................          3,550.0         2,285.0          2,154.4
Subsidiary purchases.....................................................            --             (368.1)           (59.3)
Subsidiary sales.........................................................            --              659.8             14.1
Premises and equipment additions.........................................            (13.6)          (13.7)           (21.5)
Premises and equipment dispositions......................................            --              --                20.6
Discontinued operations, net.............................................             43.7            77.5            259.5
                                                                              --------------  --------------   --------------
CASH (FOR) FROM INVESTING ACTIVITIES.....................................         (1,371.4)       (1,181.8)           257.6
                                                                              --------------  --------------   --------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net .................................         1,669.9           689.8            140.2
 Other indebtedness proceeds .............................................            --             180.0             50.0
 Indebtedness repayments .................................................            --            (144.5)          (152.4)
 Common stock issuance ...................................................            --              10.0             --
 Common stock dividends paid..............................................          (113.8)         (132.3)            --
 Capital contributions from parent........................................                            78.6
 Minority interest distributions..........................................            --              (5.8)            (5.8)
 Other financing activities, net..........................................            --              --                3.2
                                                                              --------------  --------------   --------------
 CASH FROM FINANCING ACTIVITIES...........................................          1,556.1           675.8            35.2
                                                                              --------------  --------------   --------------
 CHANGE IN CASH AND CASH EQUIVALENTS......................................            422.9          (172.1)          403.3
 Cash and cash equivalents, beginning of year.............................            547.9           720.0           316.7
                                                                              --------------  --------------   --------------
 CASH AND CASH EQUIVALENTS, END OF YEAR...................................     $      970.8    $      547.9     $      720.0
                                                                              ==============  ==============   ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                2002             2001             2000
                                                                           ---------------  ---------------  ---------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Transfer from retained earnings for common shares
   issued in demutualization (10,000 shares)...........................            --            1,722.0             --
Contribution from parent for transfer of additional minimum pension
   liability...........................................................          14.4               --               --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss)......................................................           5.0                1.1             83.3
Common stock dividends declared........................................        (113.8)            (132.3)
Transfer to common stock and additional paid-in capital
   for common shares issued in demutualization ........................            --           (1,722.0)            --
Demutualization contribution from parent ..............................            --              130.1             --
Policyholder cash payments and policy credits..........................            --              (41.5)            --
Equity adjustment for policyholder dividend obligation, net............            --              (30.3)            --
Other equity adjustments...............................................            --                3.2              5.9

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)......................................         (21.1)              60.9             (4.3)
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY.........................................        (115.5)              (8.8)            84.9
Stockholder's equity, beginning of year................................       1,832.1            1,840.9          1,756.0
                                                                           ---------------  ---------------  ---------------
STOCKHOLDERS' EQUITY, END OF YEAR......................................       1,716.6            1,832.1          1,840.9
                                                                           ===============  ===============  ===============


The accompanying notes are an integral part of these financial statements

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
           ($ amounts in millions, except per share and per unit data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


1.       ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. Also, we have reclassified amounts for 2001 and 2000 to conform with 2002 presentations.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates; pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 6.

ACCOUNTING CHANGES

At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4. At the beginning of 2001, we adopted a new accounting standard for derivative instruments and recorded the cumulative effect of the adoption as a credit to both earnings and other comprehensive income. We describe the adoption further in Note 12. Also at the beginning of 2001, we changed our accounting for venture capital partnerships to remove the lag in reporting their operating results and recorded the effect of this change as a charge to earnings. Additionally, in the beginning of the second quarter of 2001, we adopted a new accounting pronouncement for securitized financial instruments and recorded the cumulative effect of the adoption as a charge to earnings. We describe these changes further in Note 3.

Unaudited pro forma information on income (loss) from continuing operations for the years 2001 and 2000 assuming retroactive application of the accounting changes for goodwill and other intangibles assets and venture capital partnerships follows:

                                                                       2001                              2000
                                                         ---------------------------------  --------------------------------
                                                           PRO FORMA           ACTUAL         PRO FORMA          ACTUAL
                                                         ---------------   ---------------  ---------------  ---------------

Income (loss) from continuing operations.............      $      76.9       $      66.5      $     (92.6)     $      94.8

At year-end 2002, there is a newly issued accounting pronouncement that may affect our future accounting for variable interest entities included in our consolidated financial statements (Note 7). We describe this pending pronouncement within the notes to which they pertain.

BUSINESS COMBINATIONS AND DISPOSITIONS

In January of 2001, Phoenix Life purchased the minority interest in Phoenix Investment Partners, Ltd. ("PXP"). This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold PXP and certain other subsidiaries to The Phoenix Companies. Consequently, Phoenix Life's 2000 consolidated results include 60% of PXP's results and 100% of certain other subsidiaries results, while Phoenix Life's 2001 results include 100% of the results of PXP and certain other subsidiaries through June 25, 2001. Had these transactions been completed at the beginning of 2000, our operating results would have differed. Selected operating information on an unaudited pro forma and an actual basis for the years 2002, 2001 and 2000 follows:

                                                                       2001                              2000
                                                         ---------------------------------  --------------------------------
                                                           PRO FORMA           ACTUAL         PRO FORMA          ACTUAL
                                                         ---------------   ---------------  ---------------  ---------------

Revenues.............................................     $  2,153.7        $  2,535.8       $  2,629.3       $  3,008.9
Income (loss) from continuing operations.............     $    (23.4)       $     66.5       $     58.4       $     94.8


2.       LIFE AND ANNUITY ACTIVITIES

The Life and Annuity activities includes individual life insurance and annuity products, including universal life, variable life, term life and fixed and variable annuities. It also includes the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize life insurance premiums, other than premiums for universal life and certain annuity contracts, as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, allow us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 for single life and joint first-to-die policies and $12 for joint last-to-die policies, with excess amounts ceded to reinsurers.
   o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
   o We entered into two separate reinsurance agreements in October 1998 and July 1999 to reinsure 80% of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
   o We reinsure 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life and whole life products.
   o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for the years 2002, 2001 and 2000 follows:

                                                                                2002             2001             2000
                                                                           ---------------  ---------------  ---------------

Direct premiums..........................................................    $   1,137.4      $   1,176.3      $   1,189.6
Premiums assumed from reinsureds.........................................           16.9              0.6             26.7
Premiums ceded to reinsurers.............................................          (72.4)           (64.2)           (68.9)
                                                                           ---------------  ---------------  ---------------
PREMIUMS ................................................................    $   1,081.9      $   1,112.7      $   1,147.4
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net premiums.............................          1.6%             0.1%             2.3%
                                                                           ===============  ===============  ===============

Direct policy benefits incurred..........................................    $     420.9      $     385.7      $     373.6
Policy benefits assumed from reinsureds..................................           21.2             20.9             14.7
Policy benefits ceded to reinsurers......................................          (50.7)           (55.2)           (27.7)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS..........................................................    $     391.4      $     351.4      $     360.6
                                                                           ===============  ===============  ===============

Direct life insurance in-force...........................................    $ 112,842.8      $ 105,517.9      $ 100,086.1
Life insurance in-force assumed from reinsureds..........................          440.9             28.1          1,562.9
Life insurance in-force ceded to reinsurers..............................      (74,265.8)       (69,127.0)       (64,354.3)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE..................................................    $  39,017.9      $  36,419.0      $  37,294.7
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force...................          1.1%             0.1%             4.2%
                                                                           ===============  ===============  ===============

Irrevocable letters of credit aggregating $40.6 at year-end 2002 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance. The business acquired generated a loss of $17.2 ($11.2 after income taxes) for the year 2002.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with the 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date, resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the first quarter of 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a non-recurring decrease in deferred policy acquisition cost amortization of $22.1 ($14.4 after income taxes). In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 ($8.8 after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

In the fourth quarter of 2000, we reallocated assets supporting our participating life policies. This asset reallocation resulted from the execution of our wealth management strategy and the resulting significant change in the composition of new life insurance annualized premiums and a review of assets appropriate for the closed block that would be established if we reorganized from a mutual life insurance company to a stock life insurance company in 2001. This reallocation affected the estimated future gross margins used to determine the amortization of DAC for participating policies. Accordingly, the revisions to estimated future gross margins resulted in a non-recurring charge to earnings of $218.2 ($141.8 after income taxes).

The activity in deferred policy acquisition costs for the years 2002, 2001 and 2000 follows:

                                                                                  2002             2001            2000
                                                                             --------------   --------------  --------------

Direct acquisition costs deferred excluding acquisitions................       $    217.0       $    206.1      $    172.8
Acquisition costs recognized in Valley Forge Life acquisition...........             48.5             --              --
Costs amortized to expenses:
  Recurring costs related to operations.................................            (88.5)          (122.5)         (148.5)
(Cost) credit related to realized investment gains or losses............            (25.1)           (10.5)           10.7
  Non-recurring (cost) or credit for change in actuarial assumptions....             22.1             --            (218.2)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................            (95.9)            28.5          (116.6)
Equity adjustment for policyholder dividend obligation..................             --                3.1            --
                                                                             --------------   --------------  --------------
Change in deferred policy acquisition costs.............................             78.1            104.7          (299.8)
Deferred policy acquisition costs, beginning of year....................          1,123.7          1,019.0         1,318.8
                                                                             --------------   --------------  --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................       $  1,201.8       $  1,123.7      $  1,019.0
                                                                             ==============   ==============  ==============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 3.0% to 6.5% at year-end 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.6% to 12.3%, less administrative charges. At year-end 2002 and 2001, there was $1,345.6 million and $369.9 million, respectively, in policyholder deposit funds with no associated surrender charges.


FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts, by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

PARTICIPATING LIFE INSURANCE

Participating life insurance in-force was 45.5% and 50.4% of the face value of total individual life insurance in-force at year-end 2002 and 2001, respectively. The premiums on participating life insurance policies were 70.4%, 73.5% and 76.2% of total individual life insurance premiums in 2002, 2001, and 2000, respectively.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2002, 2001 and 2000:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Deposits.................................................................       $  2,258.4      $  1,492.9      $    687.0
Performance..............................................................           (338.0)         (563.1)         (415.2)
Fees.....................................................................            (58.8)          (67.3)          (78.2)
Benefits and surrenders..................................................           (777.3)         (516.6)         (633.4)
                                                                              --------------  --------------  --------------
Change in funds under management.........................................          1,084.3           345.9          (439.8)
Funds under management, beginning of year................................          4,749.1         4,403.2         4,843.0
                                                                              --------------  --------------  --------------
FUNDS UNDER MANAGEMENT, END OF YEAR......................................       $  5,833.4      $  4,749.1      $  4,403.2
                                                                              ==============  ==============  ==============


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). Prior to 2001, we classified private placement debt securities as held-to-maturity and reported them at amortized cost, less any impairment. In connection with our conversion to a public company, in 2001 we reclassified these securities, when their carrying value was $2,338.8, to available-for-sale and recorded a $162.0 unrealized gain ($83.9 unrealized gain after offsets for applicable deferred policy acquisition costs and deferred income taxes) in other comprehensive income.

Fair value and cost of our debt securities at year-end 2002 and 2001 follows:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency...........................     $      461.6      $      431.3     $      269.2     $      256.0
State and political subdivision......................            534.7             481.9            531.6            508.6
Foreign government...................................            183.9             168.4            326.7            293.7
Corporate............................................          5,427.9           5,076.5          4,332.1          4,290.3
Mortgage-backed......................................          3,099.9           2,901.9          2,540.2          2,476.6
Other asset-backed...................................          2,128.8           2,122.1          1,607.9          1,648.4
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES......................................     $   11,836.8      $   11,182.1     $    9,607.7     $    9,473.6
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block...............     $    6,418.0      $    5,939.8     $    5,739.5     $    5,630.7
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities at year-end 2002 or 2001.

Fair value and cost of our equity securities at year-end 2002 and 2001 follows:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Hilb, Rogal and Hamilton common stock..................    $    11.1         $     2.6        $    --          $    --
Other equity securities................................        245.8             211.0            286.0            265.5
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................    $   256.9         $   213.6        $   286.0        $   265.5
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................    $    --           $    --          $    --          $    --
                                                         ===============   ===============  ===============  ===============

Hilb, Rogal and Hamilton Company (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor, traded on the New York Stock Exchange; we owned 6.4% of its common shares, as well as convertible debt securities, and, prior to November 2002, we had a contractual right to designate two nominees for election to its board of directors. In November 2002, we completed a transaction where it is no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes.

Our ownership of HRH included common stock and convertible notes, which we received when we sold our property and casualty insurance distribution business to HRH in 1999. The common stock and the notes, if converted, would have represented 16.8% of HRH's common stock outstanding.

On November 12, 2002, we converted our HRH note into shares of HRH common stock, when our total HRH holdings had a total fair value of $167.1. On the following day, we sold shares of HRH common stock to The Phoenix Companies for $157.4.

As a result of these transactions, we recorded a gross realized investment gain of $107.1 in 2002. Net of offsets for applicable deferred policy acquisition costs, our realized gain was $38.8. We calculated our gains using the specific identification of the securities sold.

Gross and net unrealized gains and losses from debt and equity securities at year-end 2002 and 2001 follow:

                                                                          2002                            2001
                                                             -------------------------------  ------------------------------
                                                                 GAINS            LOSSES          GAINS           LOSSES
                                                             --------------   --------------  --------------  --------------

U.S. government and agency...............................      $    30.5        $    (0.2)      $    13.3       $    (0.1)
State and political subdivision..........................           53.1             (0.3)           24.7            (1.7)
Foreign government.......................................           20.2             (4.7)           34.1            (1.1)
Corporate................................................          442.7            (91.3)          145.5          (103.7)
Mortgage-backed..........................................          198.5             (0.5)           73.1            (9.5)
Other asset-backed.......................................           85.0            (78.3)           34.3           (74.8)
                                                             --------------   --------------  --------------  --------------
DEBT SECURITIES GAINS AND LOSSES.........................      $   830.0        $  (175.3)      $   325.0       $  (190.9)
                                                             ==============   ==============  ==============  ==============
EQUITY SECURITIES GAINS AND LOSSES.......................      $    58.7        $   (15.4)      $    52.4       $   (31.9)
                                                             ==============   ==============  ==============  ==============
NET GAINS................................................      $   698.0                        $   154.6
                                                             ==============                   ==============

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

For purpose of fair value disclosures (Note 12), we estimated the fair value of mortgage loans by discounting the present value of scheduled loan payments. We based the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimated fair value as the lower of the underlying collateral value or the loan balance.

Our mortgage loans are diversified by property type, location and borrower. Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated. The fair values of our investments in mortgage loans and real estate by property type and geographic region and the fair value of our mortgage loans at year-end 2002 and 2001 follow:

                                                                     MORTGAGE LOANS                    REAL ESTATE
                                                              ------------------------------  ------------------------------
                                                                   2002            2001            2002            2001
                                                              --------------  --------------  --------------  --------------

PROPERTY TYPE:
Apartment buildings......................................       $   159.0       $   171.0       $    51.9       $    50.4
Office buildings.........................................           131.5           155.4            15.1            25.2
Retail stores............................................           151.5           170.4             2.6             7.5
Industrial buildings.....................................            42.2            52.0            --              --
Other....................................................             0.1             2.0            --              --
                                                              --------------  --------------  --------------  --------------
Subtotal.................................................           484.3           550.8            69.6            83.1
Less: valuation allowances...............................            15.5            15.0            --              --
                                                              --------------  --------------  --------------  --------------
MORTGAGE LOANS AND REAL ESTATE...........................       $   468.8       $   535.8       $    69.6       $    83.1
                                                              ==============  ==============  ==============  ==============

Amounts applicable to the closed block...................       $   373.2       $   386.5       $    --         $    --
                                                              ==============  ==============  ==============  ==============

                                                                     MORTGAGE LOANS                    REAL ESTATE
                                                              ------------------------------  ------------------------------
                                                                   2002            2001            2002            2001
                                                              --------------  --------------  --------------  --------------
GEOGRAPHIC REGION:
Northeast................................................      $    86.8        $   116.5       $    50.1       $    54.4
Southeast................................................          123.3            130.5            --              --
North central............................................          122.8            134.8             0.4             0.4
South central............................................           96.5            101.7            13.5            13.0
West.....................................................           54.9             67.3             5.6            15.3
                                                             ---------------  -------------   --------------  --------------
Subtotal ................................................          484.3            550.8            69.6            83.1
Less: valuation allowances...............................           15.5             15.0            --              --
                                                             ---------------  -------------   --------------  --------------
MORTGAGE LOANS AND REAL ESTATE...........................      $   468.8        $   535.8       $    69.6       $    83.1
                                                             ===============  =============   ==============  ==============

Fair value of mortgage loans.............................      $   488.2        $   554.1
                                                             ===============  =============


The carrying values of delinquent and in-process-of-foreclosure mortgage loans at year-end 2002 and 2001 were $5.6 and $5.6, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $29.5 and $31.1 at year-end 2002 and 2001, respectively. We have provided valuation allowances for delinquent, in-process-of-foreclosure and restructured or modified mortgage loans. Activity in valuation allowances, which have been deducted in arriving at mortgage loan and real estate carrying values, for the years 2002, 2001 and 2000 follows:

                                                              MORTGAGE LOANS                           REAL ESTATE
                                               ----------------------------------------------  -----------------------------
                                                   2002            2001            2000            2001            2000
                                               --------------  --------------  --------------  --------------  -------------

Valuation allowance, beginning of year......     $    15.0       $     9.1       $    14.3       $     9.3       $     3.2
Additions charged to income.................           0.6             6.1             1.8            --               6.1
Deductions for write-offs and disposals.....          (0.1)           (0.2)           (7.0)           (9.3)           --
                                               --------------  --------------  --------------  --------------  -------------
VALUATION ALLOWANCE, END OF YEAR............     $    15.5       $    15.0       $     9.1       $    --         $     9.3
                                               ==============  ==============  ==============  ==============  =============

Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.5, $3.6 and $3.9 in 2002, 2001 and 2000, respectively. Actual interest income on these loans included in net investment income was $2.7, $2.4 and $3.1 in 2002, 2001 and 2000, respectively. The amount of interest foregone by non-income producing mortgage loans was $0.6 for the year 2002. There were no non-income producing mortgage loans during 2001.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. These partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the earnings for any lag in reporting. In the first quarter of 2001, we changed our accounting for venture capital partnership earnings to eliminate the quarterly lag in information provided to us. We did this by estimating the change in our share of partnership earnings for the quarter. This change resulted in a $75.1 charge ($48.8 charge after income taxes), representing the cumulative effect of this accounting change on the fourth quarter of 2000.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to roll the value forward each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes both downward and upward change in value of the underlying investee companies, but we do not exceed the last reported value by the partnerships. In addition, we annually revise the valuations we have assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships.

Our venture capital earnings are subject to variability. The components of net investment income related to venture capital partnerships for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001             2000
                                                                              --------------  --------------   --------------

Net realized gains (losses) on partnership cash and stock distributions..       $    (4.7)      $    17.8        $   223.3
Partnership operating expenses...........................................            (7.4)           (6.4)            (7.7)
Net unrealized gains (losses) on partnership investments.................           (47.2)          (95.9)            61.7
                                                                              --------------  --------------   --------------
VENTURE CAPITAL PARTNERSHIP NET INVESTMENT INCOME (LOSS).................       $   (59.3)      $   (84.5)       $   277.3
                                                                              ==============  ==============   ==============

Our investments in venture capital partnerships at year-end 2002 and 2001 by type of investment follow:

                                                                                                   2002            2001
                                                                                              --------------  --------------

Technology..............................................................................        $    25.0       $    41.3
Telecommunications......................................................................             10.2            19.1
Biotechnology...........................................................................             11.1            14.1
Health care.............................................................................              9.2            10.7
Consumer and business products and services.............................................             45.9            46.6
Financial services......................................................................             28.1            30.3
Other...................................................................................             50.6            57.8
                                                                                              --------------  --------------
Private holdings........................................................................            180.1           219.9
Public holdings.........................................................................             23.0            39.8
Cash and cash equivalents...............................................................             22.4            22.5
Other...................................................................................              3.1             9.5
                                                                                              --------------  --------------
VENTURE CAPITAL PARTNERSHIPS............................................................        $   228.6       $   291.7
                                                                                              ==============  ==============

Unfunded commitments....................................................................        $   154.7       $   166.8
                                                                                              ==============  ==============

Amounts applicable to the closed block:
Venture capital partnerships............................................................        $     0.8       $    --
                                                                                              ==============  ==============
Unfunded commitments....................................................................        $     3.4       $    --
                                                                                              ==============  ==============

The unfunded commitments can be drawn down by the various venture capital partnerships as necessary to fund their portfolio investments.

Investment activity in venture capital partnerships for the years 2002, 2001 and 2000 follows:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Capital invested.........................................................       $    43.0       $    47.0       $    96.9
Equity in partnership earnings (losses)..................................           (59.3)          (84.5)          277.3
Cumulative effect of accounting change...................................            --             (75.1)           --
Realized loss on partnerships being sold.................................            (5.1)           --              --
Distributions of earnings received.......................................           (14.2)          (30.5)         (222.4)
Distributions of capital received........................................           (27.5)          (32.5)          (22.6)
                                                                              --------------  --------------  --------------
Change in venture capital partnerships...................................           (63.1)         (175.6)          129.2
Venture capital partnership investments, beginning of year...............           291.7           467.3           338.1
                                                                              --------------  --------------  --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF YEAR.....................       $   228.6       $   291.7       $   467.3
                                                                              ==============  ==============  ==============

In February 2003, we reached an agreement to sell a 50% interest in certain of our venture capital partnerships to an outside party and transfer the remaining 50% interest to our closed block. The carrying value of the partnerships being sold and transferred totaled $53.5 after realizing a loss of $5.1 in year 2002 to reflect the proceeds being received. The unfunded commitments of the partnerships being sold and transferred totaled $28.1; the outside party and the closed block will each fund half of these commitments.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity and debt securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates; we use fair value to report our investments in these affiliates' debt securities. For years prior to 2001, we considered our investments in Aberdeen and HRH debt securities as being held-to-maturity and reported them at amortized cost. In 2001, we transferred these securities to the available-for-sale category and recorded a $110.6 unrealized gain ($71.9 unrealized gain after income taxes).

We evaluate our equity method investments for an other than temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity

Carrying value and cost of investments in affiliates at year-end 2002 and 2001 follows:

                                                                          2002                            2001
                                                             -------------------------------  ------------------------------
                                                                CARRYING                        CARRYING
                                                                 VALUE            COST            VALUE           COST
                                                             --------------   --------------  --------------  --------------

 Aberdeen common stock...................................      $   119.3        $   109.1       $   103.9       $   109.1
 Aberdeen 7% convertible notes...........................           37.5             37.5           101.2            37.5
 Aberdeen 5.875% convertible bonds.......................           15.2             21.2            --              --
 HRH common stock........................................           --               --              18.7            15.9
 HRH 5.25% convertible notes.............................           --               --              78.9            32.0
 Other...................................................           15.4             26.5            27.9            13.4
                                                             --------------   --------------  --------------  --------------
AFFILIATE DEBT AND EQUITY SECURITIES.....................      $   187.4        $   194.3       $   330.6       $   207.9
                                                             ==============   ==============  ==============  ==============

The fair value based on quoted market price of our equity investment in Aberdeen was $43.6 and $221.1 at year-end 2002 and 2001.

ABERDEEN ASSET MANAGEMENT

Our ownership of Aberdeen common stock includes 4% of their outstanding shares that we purchased in May 2001 for $46.8 and 18% of their outstanding shares that we purchased between 1996 and 1999 for $62.3. Our ownership of Aberdeen convertible debt securities includes two issues: $37.5 in 7% convertible subordinated notes issued in 1996 and $19.0 in 5.875% convertible bonds issued in 2002. The notes mature on March 29, 2003, subject to four six-month extensions at Aberdeen's option with increasing interest rates for each extension. The bonds mature in 2007. The conversion prices for both the notes and the bonds are in excess of Aberdeen's common stock price at year-end 2002. The fair value of our investment in Aberdeen common stock, based on the London Stock Exchange closing price at year-end 2002 and 2001, was $43.6 and $221.1, respectively. The carrying value of our investment in Aberdeen on the equity method of accounting totaled $119.3 and $103.9 at year-end 2002 and 2001, respectively. The difference between our investment and our percentage of Aberdeen's net assets represents goodwill resulting from our acquisition of Aberdeen common stock.

A summary of Aberdeen's financial position on a U.K. GAAP basis of accounting at September 30, 2002 and 2001 (its fiscal year-end, converted to U.S. dollars at 2002 and 2001 exchange rates) and results of its operations and cash flows for each of the three years ending September 30, 2002 converted to U.S. dollars using the 2002, 2001 and 2000 average exchange rates follows:

                                                                                                   2002            2001
                                                                                              --------------  --------------

FINANCIAL POSITION
Cash and cash equivalents...............................................................        $    52.5       $    92.6
Other current assets....................................................................             95.8           102.0
Goodwill and other intangible assets....................................................            657.8           599.0
Other general account assets............................................................             86.5            71.0
Separate account assets.................................................................            411.8            82.2
                                                                                              --------------  --------------
Total assets............................................................................          1,304.4           946.8
                                                                                              --------------  --------------
Indebtedness............................................................................            429.8           338.3
Other general account liabilities.......................................................            129.1           204.7
Separate account liabilities............................................................            411.8            82.2
Preferred stockholders' equity..........................................................             33.3            47.0
                                                                                              --------------  --------------
Total liabilities and preferred stockholders' equity....................................          1,004.0           672.2
                                                                                              --------------  --------------
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS............................................        $   300.4       $   274.6
                                                                                              ==============  ==============


                                                                                  2002            2001            2000
                                                                              --------------  --------------  --------------

RESULTS OF OPERATIONS
Revenues.................................................................       $   289.9       $   264.0       $   179.4
Expenses.................................................................           262.8           228.4           126.7
                                                                              --------------  --------------  --------------
Income before income taxes...............................................            27.1            35.6            52.7
Income taxes.............................................................            16.8            13.9            15.2
                                                                              --------------  --------------  --------------
Net income...............................................................            10.3            21.7            37.5
Preferred stock dividends................................................             1.7             1.8            --
                                                                              --------------  --------------  --------------
NET INCOME APPLICABLE TO COMMON STOCKHOLDERS.............................       $     8.6       $    19.9       $    37.5
                                                                              ==============  ==============  ==============

CASH FLOWS
Cash from operating activities...........................................       $    20.7       $    35.5       $    65.6
Cash (for) from financing activities.....................................            (6.4)          260.6           (16.6)
Cash for investing activities............................................           (53.1)         (293.6)          (37.1)
                                                                              --------------  --------------  --------------
CASH FLOWS...............................................................       $   (38.8)      $     2.5       $    11.9
                                                                              ==============  ==============  ==============

The U.K. investment management industry and the split capital closed-end fund sector in particular have suffered a significant decline in investor confidence and liquidity since September 2001. Aberdeen has acted as a manager of certain of these funds and at its 2002 year-end the funds represented 5% of its assets under management. The U.K. Financial Services Authority has commenced a review of the split capital fund sector, including Aberdeen's managed funds. The U.K. Financial Ombudsman Service has also commenced a related review of one of the funds managed by Aberdeen.

On November 1, 2002, Aberdeen announced the results of a strategic review, which concluded that it should focus on its core strength of active management of equity and fixed income securities. Consistent with the review, Aberdeen subsequently announced its intentions to divest of a business segment that actively manages property investments and a conditional agreement to dispose of its rights to manage certain retail funds for cash consideration of $138.0.

Sources of equity in earnings of and interest earned from investments in affiliates for the years 2002, 2001 and 2000 follow:

                                                                                  2002            2001             2000
                                                                              --------------  --------------  ---------------

Aberdeen common stock dividends..........................................       $     3.8       $     6.3            $5.0
Equity in Aberdeen undistributed income (loss)...........................             2.3            (0.5)            2.0
Aberdeen 7% convertible notes............................................             2.6             2.6             2.6
Aberdeen 5.875% convertible bonds........................................             1.2            --              --
HRH common stock dividends...............................................             0.5             0.6             0.6
Equity in HRH undistributed income.......................................             2.5             1.9             0.6
HRH 5.25% convertible notes..............................................             1.3             1.7             1.7
Other....................................................................            (3.2)           (0.1)           (0.8)
                                                                              --------------  --------------  ---------------
AFFILIATE INVESTMENT INCOME..............................................       $    11.0       $    12.5       $    11.7
                                                                              ==============  ==============  ===============

In connection with the adoption of a new accounting standard for goodwill and other intangible assets (Note 4), we recorded a charge of $10.3 ($10.3 after income taxes) as the cumulative effect adjustment to reduce the carrying value of goodwill to its fair value for our equity investment in an Argentine financial services company in which we have a 50% interest that is reflected in the other category above.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 12), we estimate the fair value of fixed rate policy loans by discounting the present value of loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

Other invested assets at year-end 2002 and 2001 follow:

                                                                                                   2002            2001
                                                                                              --------------  --------------

Transportation and other equipment leases...............................................        $    66.0       $    85.0
Separate account equity investments.....................................................             36.0            54.6
Mezzanine partnerships..................................................................             45.4            37.1
Affordable housing partnerships.........................................................             25.7            28.2
Derivative instruments (Note 12)........................................................             37.1            20.6
Other affiliate investments.............................................................              8.1             7.6
Equity investments in collateralized obligations........................................             17.8            18.8
Other partnership interests.............................................................             75.2            39.0
                                                                                              --------------  --------------
OTHER INVESTED ASSETS...................................................................        $   311.3       $   290.9
                                                                                              ==============  ==============

NET INVESTMENT INCOME

Sources of net investment income for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities..........................................................       $   729.0       $   677.6       $   601.2
Equity securities........................................................             3.9             5.2            13.3
Mortgage loans...........................................................            40.4            45.0            54.6
Real estate..............................................................            13.9            16.1             9.2
Venture capital partnerships.............................................           (59.3)          (84.5)          277.3
Affiliate debt and equity securities.....................................            11.0            12.5            11.7
Other invested assets....................................................             3.2             7.1             3.4
Policy loans.............................................................           171.8           168.6           157.4
Cash and cash equivalents................................................            10.8            15.2            27.5
                                                                              --------------  --------------  --------------
Total investment income..................................................           924.7           862.8         1,155.6
Less: investment expenses................................................            17.4            20.1            14.3
                                                                              --------------  --------------  --------------
NET INVESTMENT INCOME....................................................       $   907.3       $   842.7        $1,141.3
                                                                              ==============  ==============  ==============

NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions, when declines in fair value of debt and equity securities whose value, in our judgment, is considered to be other-than-temporarily impaired are written down to fair value as a charge to realized losses included in net income. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made. The new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs, and applicable income taxes are reported separately as components of net income.

Effective April 1, 2001, we adopted a new accounting pronouncement for securitized financial instruments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine if there has been an other-than-temporary decline in value. Upon adoption of this pronouncement, we recorded a $31.6 charge ($20.5 charge after income taxes) as the cumulative effect of an accounting change.

Sources and types of net realized investment gains (losses) for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities..........................................................       $  (122.9)      $   (72.6)      $    (7.5)
Equity securities........................................................            (9.8)           --              --
Mortgage loans...........................................................            (0.6)           (6.1)           (1.8)
Real estate..............................................................            --              --              (6.1)
Venture capital partnerships.............................................            (5.1)           --              --
Other invested assets....................................................           (22.0)           (3.7)           --
                                                                              --------------  --------------  --------------
IMPAIRMENT LOSSES........................................................          (160.4)          (82.4)          (15.4)
                                                                              --------------  --------------  --------------
Debt securities gains....................................................            92.6            53.2             9.6
Debt securities losses...................................................           (45.9)          (31.5)          (56.5)
Equity securities gains..................................................           116.3            12.2           178.2
Equity securities losses.................................................           (22.4)          (21.0)          (31.4)
Mortgage loans...........................................................             0.2             7.1             4.8
Real estate..............................................................             4.0            (2.5)            1.8
Other invested assets....................................................            (1.9)          215.0            (1.9)
                                                                              --------------  --------------  --------------
NET TRANSACTION GAINS....................................................           142.9           232.5           104.6
                                                                              --------------  --------------  --------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................       $   (17.5)      $   150.1       $    89.2
                                                                              ==============  ==============  ==============
Closed block applicable policyholder dividend obligation (reduction).....           (40.3)          (15.4)           --
Applicable deferred acquisition costs (benefit)..........................            25.1            10.5           (10.7)
Applicable deferred income taxes (benefit)...............................             (.5)           53.4            32.9
                                                                              --------------  --------------  --------------
Offsets to realized investment gains (losses)............................           (15.7)           48.5            22.2
                                                                              --------------  --------------  --------------
NET REALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN NET INCOME............       $    (1.8)      $   101.6       $    67.0
                                                                              ==============  ==============  ==============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for the years 2002, 2001 and 2000 follow:

                                                                                2002             2001             2000
                                                                           ---------------  ---------------  ---------------

Debt securities..........................................................    $    520.6       $     89.7       $    213.8
Equity securities........................................................          22.8            (23.8)           (98.6)
Affiliate debt securities................................................        (116.5)           110.6             --
Other investments .......................................................          (1.1)             3.6             (0.6)
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS..........................................    $    425.8       $    180.1       $    114.6
                                                                           ===============  ===============  ===============

Net unrealized investment gains..........................................    $    425.8       $    180.1       $    114.6
                                                                           ---------------  ---------------  ---------------
Applicable policyholder dividend obligation..............................         369.4            108.8             --
Applicable deferred policy acquisition costs.............................          95.9            (28.5)           116.6
Applicable deferred income taxes (benefit)...............................         (13.8)            33.9             (0.7)
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains...............................         451.5            114.2            115.9
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (Note 10).......................    $    (25.7)      $     65.9       $     (1.3)
                                                                           ===============  ===============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2002, 2001 and 2000 follow:

                                                                                 2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Debt security purchases................................................      $ (4,725.5)      $ (3,531.3)      $ (1,774.4)
Equity security purchases..............................................           (58.3)           (72.8)          (130.5)
Venture capital partnership investments................................           (43.0)           (47.0)           (96.9)
Affiliate equity and debt security purchases...........................           (28.0)           (46.8)            --
Other invested asset purchases.........................................           (73.0)           (57.4)           (45.7)
Policy loan advances, net..............................................           (23.7)           (67.0)           (62.7)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES...................................................      $ (4,951.5)      $ (3,822.3)      $ (2,110.2)
                                                                           ===============  ===============  ===============

Debt securities sales..................................................      $  1,805.1       $  1,219.5       $    921.9
Debt securities maturities and repayments..............................         1,305.6            824.7            526.0
Equity security sales..................................................           273.2            114.6            515.4
Mortgage loan maturities and principal repayments......................            67.7             58.7            126.6
Venture capital partnership capital distributions......................            28.5             30.7             37.9
Real estate and other invested assets sales............................            69.9             36.8             26.6
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............................      $  3,550.0       $  2,285.0       $  2,154.4
                                                                           ===============  ===============  ===============

The maturities of debt securities and mortgage loans, by contractual sinking fund payment and maturity, at year-end 2002 are summarized in the following table. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, we may have the right to put or sell the obligations back to the issuers and mortgage loans may be refinanced. We did not refinance any mortgage loans during 2002 or 2001.

                                                                                                AFFILIATE
                                                                 DEBT           MORTGAGE          DEBT
                                                              SECURITIES         LOANS          SECURITIES         TOTAL
                                                             --------------   --------------  --------------   -------------

  Due in one year or less..............................       $   1,044.3      $      84.9     $      37.5      $   1,166.7
  Due after one year through five years................           3,613.3            240.5            21.2          3,875.0
  Due after five years through ten years...............           2,663.6             73.5            --            2,737.1
  Due after ten years..................................           3,860.9             69.9            --            3,930.8
                                                             --------------   --------------  --------------
                                                                                                               -------------
  TOTAL................................................       $  11,182.1      $     468.8     $      58.7      $  11,709.6
                                                             ==============   ==============  ==============   =============


4.       GOODWILL AND OTHER INTANGIBLE ASSETS

At the beginning of 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity-method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives, but we continue recording amortization expense for those intangible assets with definite estimated lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting-unit level at least annually. For purposes of the impairment test, the fair value of the reporting units is based on the sum of: a multiple of revenue, plus the fair value of the units tangible net fixed assets. Prior to 2002, we amortized goodwill principally over forty years and investment management contracts and employment contracts over five to sixteen years and three to seven years, respectively. All amortization expense has been and continues to be calculated on a straight-line basis.

Upon adoption of the new accounting standard, we recorded a cumulative effect charge of $10.4 to reduce the carrying value of goodwill and other intangible assets with indefinite lives to fair value related to an international equity investment.

The gross and net carrying amounts of goodwill and other intangible assets at year-end 2002 and 2001 follow:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Goodwill.............................................      $     3.8         $     2.5        $     3.8        $     3.2
Other................................................            3.2                .6             21.8             19.4
                                                         ---------------   ---------------  ---------------  ---------------
GOODWILL AND OTHER INTANGIBLE ASSETS.................      $     7.0         $     3.1        $    25.6        $    22.6
                                                         ===============   ===============  ===============  ===============

Estimated intangible asset amortization for the next five years totals $0.5 as follows: 2003, $0.2; 2004, $0.2; 2005, $0.1 and $0.0 for 2006 and 2007.


5.       FINANCING ACTIVITIES

INDEBTEDNESS

We have recorded indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we have determined the fair value of indebtedness based on contractual cash flows discounted at market rates.

Our surplus notes are an obligation of Phoenix Life and are due December 1, 2006. Interest payments are at an annual rate of 6.95%, require the prior approval of the Superintendent of Insurance of the State of New York (Superintendent) and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The notes have no early redemption provisions. New York insurance law provides that the notes are not part of the legal liabilities of Phoenix Life. The carrying value was $175.0 million for 2002 and 2001. The fair value was $182.5 million and $183.4 million at 2002 and 2001, respectively

In December 2002, The Phoenix Companies closed on a new $100, 364-day unfunded unsecured senior revolving credit facility. This facility replaced the $375.0 credit facility, which was terminated. The Phoenix Companies unconditionally guarantees any loans under the new facility to us. Base rate loans would bear interest at the greater of our lead bank's prime commercial rate or effective funds rate plus 0.5%. Eurodollar rate loans would bear interest at LIBOR plus an applicable margin. Credit facility covenants require The Phoenix Companies to maintain a minimum consolidated stockholders' equity of $1,700, a maximum consolidated debt-to-capital ratio of 30% and, for us, a minimum risk-based capital ratio of 225%. All credit facility covenants were complied with at year-end 2002. There were no borrowings on this credit line in 2002.

At year-end 2002, we had $10.6 of standby letters of credit primarily to cover any potential losses on certain reinsurance.

Interest expense on our indebtedness for the years 2002, 2001 and 2000 follows:

                                                                                  2002            2001            2000
                                                                              --------------  --------------  --------------

Surplus notes............................................................       $    12.2       $    12.2       $    12.2
Senior unsecured bonds...................................................            --              --              --
Bank credit facility and other indebtedness..............................            --               7.8            20.5
                                                                              --------------  --------------  --------------
TOTAL INTEREST EXPENSE...................................................       $    12.2       $    20.0       $    32.7
                                                                              ==============  ==============  ==============

INTEREST EXPENSE PAID....................................................       $    12.2       $    23.7       $    34.1
                                                                              ==============  ==============  ==============


6.       DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company (Phoenix Life).

Effective June 30, 2001, we adopted a new accounting pronouncement, which provided guidance on accounting by insurance enterprises for demutualization, including the emergence of earnings from and the financial presentation of the closed block established in connection with the demutualization. The pronouncement specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. We recorded a charge on adoption of $30.3 to equity representing the establishment of the policyholder dividend obligation along with the corresponding effect on deferred policy acquisition costs and deferred income taxes.

As specified in the plan of reorganization, Phoenix Life established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and it will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, we expect to support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimated to continue at rates in effect for 2000.

We use the same accounting principles to account for the participating policies included in the closed block as we used prior to the date of demutualization. The only accounting policy difference is the establishment of the policyholder dividend obligation, described below.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

As closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

Summarized information on closed block assets and liabilities at year-end 2002 and 2001 and inception (December 31, 1999) and closed block revenues and expenses, changes in the policyholder dividend obligation and cash flows, all for the cumulative period from inception to year-end 2002, the year 2002 and from the date of demutualization (June 25, 2001) to year-end 2001, follow:

                                                                               2002              2001          INCEPTION
                                                                          ----------------  ---------------  ---------------

Debt securities........................................................     $  6,418.0        $  5,739.5       $  4,773.1
Policy loans...........................................................        1,399.0           1,407.1          1,380.0
Mortgage loans.........................................................          373.2             386.5            399.0
Venture capital partnerships...........................................            0.8              --               --
                                                                          ----------------  ---------------  ---------------
Total closed block investments.........................................        8,191.0           7,533.1          6,552.1
Cash and cash equivalents..............................................          200.2             176.6             --
Accrued investment income..............................................          110.9             125.6            106.8
Premiums receivable....................................................           42.1              41.1             35.2
Deferred income taxes..................................................          402.7             392.8            389.4
Other closed block assets..............................................           45.2              18.0              6.2
                                                                          ----------------  ---------------  ---------------
TOTAL CLOSED BLOCK ASSETS..............................................        8,992.1           8,287.2          7,089.7
                                                                          ----------------  ---------------  ---------------
Policy liabilities and accruals........................................        9,449.0           9,150.2          8,301.7
Policyholder dividends payable.........................................          363.4             357.3            325.1
Policyholder dividend obligation.......................................          547.3             167.2             --
Other closed block liabilities.........................................           24.2              48.8             12.3
                                                                          ----------------  ---------------  ---------------
TOTAL CLOSED BLOCK LIABILITIES.........................................       10,383.9           9,723.5          8,639.1
                                                                          ----------------  ---------------  ---------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS............     $  1,391.8        $  1,436.3       $  1,549.4
                                                                          ================  ===============  ===============

                                                                             CUMULATIVE          2002             2001
                                                                           ---------------  ---------------  ---------------

Premiums...............................................................     $   3,238.0      $   1,043.2      $     565.7
Net investment income .................................................         1,638.1            562.0            281.1
Net realized investment losses.........................................           (79.7)           (49.3)           (18.4)
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES.........................................................         4,796.4          1,555.9            828.4
                                                                           ---------------  ---------------  ---------------
Policy benefits, excluding dividends...................................         3,302.5          1,079.4            580.0
Policyholder dividends.................................................         1,153.0            390.0            190.8
Additional policyholder dividend obligation provision..................            23.9             10.7             13.2
Other operating expenses...............................................            39.0             10.3              6.1
                                                                           ---------------  ---------------  ---------------
TOTAL BENEFITS AND EXPENSES............................................         4,518.4          1,490.4            790.1
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before income taxes................           278.0             65.5             38.3
Applicable income taxes................................................            97.7             22.6             13.4
                                                                           ---------------  ---------------  ---------------
CLOSED BLOCK CONTRIBUTION TO INCOME....................................     $     180.3      $      42.9      $      24.9
                                                                           ===============  ===============  ===============

Unrealized investment gains............................................     $     478.2      $     369.4      $      38.5
Revenue in excess of benefits and expenses.............................            69.1             10.7             13.2
Revenue in excess of benefits and expenses ($45.2) and
  unrealized investment gains ($70.3) charges to retained earnings.....            --                --             115.5
Policyholder dividend obligation, beginning of period..................            --              167.2             --
                                                                          ----------------  ---------------  ---------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD........................     $     547.3      $     547.3      $     167.2
                                                                          ================  ===============  ===============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings.


7.       SEPARATE ACCOUNTS AND INVESTMENT TRUSTS

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

Investment trusts are assets held for the benefit of institutional clients which have investments in structured finance products offered by PXP. Structured finance products include collateralized debt and bond obligations backed by portfolios of public high yield bonds, emerging market bonds, commercial mortgage-backed and asset-backed securities and bank loans.

Investment trusts for which PXP is the sponsor and actively manages the assets, and for which there is not a substantive amount of outside third party equity investment in the trust, are consolidated in the financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles and there are no financial guarantees from us, or recourse to us, for these investment trusts. Asset valuation changes are directly offset by changes in the corresponding liabilities. Fees are recorded when management services provided to the trusts are earned and are included in revenues.

Separate accounts and investment trusts at year-end 2002 and 2001 follow:

                                                                                                 2002             2001
                                                                                            ---------------  ---------------

Life and Annuity segment separate accounts..............................................      $  4,131.7       $  4,769.6
Corporate and Other segment separate accounts...........................................           239.5            255.6
                                                                                            ---------------  ---------------
Total separate accounts.................................................................         4,371.2          5,025.2
                                                                                            ---------------  ---------------
Phoenix CDO I ..........................................................................           150.4            160.1
Phoenix CDO II..........................................................................           377.2            384.7
Phoenix-Mistic 2002-1 CBO...............................................................           894.3             --
                                                                                            ---------------  ---------------
Total investment trusts.................................................................         1,421.9            544.8
                                                                                            ---------------  ---------------
TOTAL SEPARATE ACCOUNT ASSETS AND INVESTMENT TRUSTS.....................................      $  5,793.1       $  5,570.0
                                                                                            ===============  ===============

VARIABLE INTEREST ENTITIES

A new accounting standard was issued in January 2003 that interprets the existing standards on consolidation. It clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtain an interest after January 31, 2003. We will adopt the new standard on July 1, 2003 for variable interest entities in which we hold a variable interest that we acquired before February 1, 2003. We are currently evaluating the effect of the adoption on our consolidated financial statements.

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may hold interests in those entities. We serve as the investment advisor to eight collateralized bond obligations (CBOs) that were motivated by bond market arbitrage opportunities, including the three in the table above. The eight CBOs have aggregate assets of $3 billion that are invested in a variety of fixed income securities and purchased from third parties. The CBOs reside in bankruptcy remote special purpose entities in which we neither provide recourse or guarantees. Our exposure under the new standard stems from our debt and equity investments in these CBOs in which affiliates earn advisory fees to manage the CBO portfolios. Our maximum exposure to loss with respect to the CBOs is $86.1 at year-end.


8.       INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2002, 2001 and 2000 follows:

                                                                                   2002            2001              2000
                                                                              --------------  --------------  --------------

CONTINUING OPERATIONS
Current................................................................         $     (6.6)     $     12.9      $    131.9
Deferred...............................................................               (8.8)          (28.3)          (71.6)
                                                                              --------------  --------------  --------------
CONTINUING OPERATIONS..................................................              (15.4)          (15.4)           60.3
Discontinued operations................................................               --              --              (5.9)
Cumulative effect of accounting changes................................               --             (35.2)           --
                                                                              --------------  --------------  --------------
NET INCOME (LOSS)......................................................              (15.4)     $    (50.6)     $     54.4
Other comprehensive income.............................................               (6.1)           31.2            (2.3)
                                                                              --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)............................................         $    (21.5)     $    (19.4)     $     52.1
                                                                              ==============  ==============  ==============

Current................................................................         $     (6.6)     $     12.9      $    126.0
Deferred...............................................................              (14.9)          (32.3)          (73.9)
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME..............         $    (21.5)     $    (19.4)           52.1
                                                                              ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)..........................................         $     (2.2)     $    (47.0)     $    135.8
                                                                              ==============  ==============  ==============

For the years 2002, 2001 and 2000, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow:

                                                                                    2002           2001            2000
                                                                              --------------- --------------  --------------

Income taxes (benefit) at statutory rate...............................         $      .2       $    19.2       $    59.2
Tax advantaged investment income.......................................             (12.6)           (7.2)           (6.7)
Non-deductible intangible asset amortization and impairments...........              --              --               2.7
Minority interest in income of subsidiaries............................              --              --              (2.0)
Other, net.............................................................              (3.0)           (6.4)           (3.3)
Differential earnings (mutual life insurance company equity tax).......              --             (21.0)           10.4
                                                                              --------------- --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS.............         $   (15.4)      $   (15.4)      $    60.3
                                                                              =============== ==============  ==============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2002 and 2001 follow:

                                                                                                   2002            2001
                                                                                              --------------  --------------

Deferred income tax assets:
Future policyholder benefits............................................................        $   190.3       $   207.8
Unearned premiums / deferred revenues...................................................            129.3           133.6
Policyholder dividend obligation........................................................            113.3            16.3
Employee benefits.......................................................................             83.5            84.6
Intangible assets.......................................................................              2.6            --
Investments.............................................................................             93.3            68.7
Net operating loss carryover benefits...................................................             34.7            --
Foreign tax credits carryover benefits..................................................               .1            --
Other...................................................................................             28.0            --
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS........................................................            675.1           511.0
                                                                                              --------------  --------------
Deferred tax liabilities:
Deferred policy acquisition costs.......................................................           (282.1)         (234.1)
Investments.............................................................................           (348.6)         (235.0)
Other ..................................................................................            (14.4)          (19.0)
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES...................................................           (645.1)         (488.1)
                                                                                              --------------  --------------
DEFERRED INCOME TAX ASSET ..............................................................        $    30.0       $    22.9
                                                                                              ==============  ==============

We have elected to file a consolidated federal income tax return for 2002 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At year-end 2002, we had net operating losses of $99.1 for federal income tax purposes of which $1.3 expires in 2011, $1.3 expires in 2012, $24.6 expires in 2015, $15.6 expires in 2016 and $56.2 expires in 2017. The operating losses are primarily attributable to the life insurance group of subsidiaries. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

At year-end 2002, we had foreign tax credit carryover totaling $0.1, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.


9.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

We have entered into agreements with certain key executives of both Phoenix Life and PXP that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by the company for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements.

We recorded a non-recurring expense of $27.1 ($17.6 after income taxes) in 2002 primarily in connection with organizational and employment-related costs. In the fourth quarter of 2002, we recorded an additional non-recurring expense of $3.5 ($2.6 after income taxes) primarily associated with a work force reduction commitment.

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.


Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this foregiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.


Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

The Phoenix Companies' changes in the plans' assets and projected benefit obligations for the years 2002 and 2001 follow:

                                                                        EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                 ----------------------------  -----------------------------
                                                                     2002           2001           2002           2001
                                                                 -------------  -------------  -------------- --------------

ASSETS:
Plan assets' actual return....................................     $   (43.2)     $   (28.4)     $    --        $    --
Employer contributions........................................          --             --              4.2            5.2
Participant benefit payments..................................         (24.2)         (21.3)          (4.2)          (5.2)
                                                                 -------------  -------------  -------------- --------------
Change in plan assets.........................................         (67.4)         (49.7)          --             --
Plan assets, beginning of year................................         395.1          444.8           --             --
                                                                 -------------  -------------  -------------- --------------
PLAN ASSETS, END OF YEAR......................................     $   327.7      $   395.1      $    --        $    --
                                                                 =============  =============  ============== ==============

PROJECTED BENEFIT OBLIGATION:
Service and interest cost accrual.............................     $   (36.5)     $   (33.5)     $   (12.0)     $   (11.0)
Actuarial gain (loss).........................................         (23.2)           0.2          (17.8)         (23.7)
Plan amendments...............................................         (11.8)          (4.3)          19.1          (14.5)
Curtailments..................................................          --            (12.2)          (0.6)          (2.2)
Participant benefit payments..................................          24.2           21.3            4.2            5.2
                                                                 -------------  -------------  -------------- --------------
Change in projected benefit obligation........................         (47.3)         (28.5)          (7.1)         (46.2)
Projected benefit obligation, beginning of year...............        (362.8)        (334.3)        (119.8)         (73.6)
                                                                 -------------  -------------  -------------- --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR.....................     $  (410.1)     $  (362.8)     $  (126.9)     $  (119.8)
                                                                 =============  =============  ============== ==============

The funded status of the plans at year-end 2002 and 2001 follows:

                                                                       EMPLOYEE PLAN                SUPPLEMENTAL PLAN
                                                               ------------------------------  -----------------------------
                                                                   2002            2001            2002            2001
                                                               --------------  --------------  --------------  -------------

Excess of accrued pension benefit cost
  over amount contributed to plan............................    $   (25.7)      $   (26.6)      $   (73.6)      $   (60.9)
Excess of accumulated benefit obligation over plan assets....        (25.3)           --             (37.9)          (40.8)
                                                               --------------  --------------  --------------  -------------
Accrued benefit obligation in other liabilities .............        (51.0)          (26.6)         (111.5)         (101.7)
Intangible asset  ...........................................         14.2            --              --              18.6
Minimum pension liability adjustment in
  accumulated other comprehensive income.....................         11.1            --              37.9            22.2
                                                               --------------  --------------  --------------  -------------
Funding status recognized in balance sheet ..................        (25.7)          (26.6)          (73.6)          (60.9)
                                                               --------------  --------------  --------------  -------------
Net unamortized gain (loss) .................................        (47.4)           55.4           (54.4)          (40.3)
Unamortized prior service (cost) credit .....................        (14.2)           (3.9)            1.1           (18.6)
Net unamortized transition asset ............................          4.9             7.4            --              --
                                                               --------------  --------------  --------------  -------------
Funding status unrecognized in balance sheet ................        (56.7)           58.9           (53.3)          (58.9)
                                                               --------------  --------------  --------------  -------------
PLAN ASSETS GREATER (LESS) THAN
  PROJECTED BENEFIT OBLIGATIONS, END OF YEAR ................    $   (82.4)      $    32.3       $  (126.9)      $  (119.8)
                                                               ==============  ==============  ==============  =============

At year-end 2002, we estimate minimum funding requirements for the employee pension plan of $138.0 through 2007, including $1.7 in 2003 and $8.6 in 2004.

OTHER POST-EMPLOYMENT BENEFITS. The funded status of the other post-retirement plans at year-end 2002 and 2001 follows:

                                                                                                  2002            2001
                                                                                              --------------  --------------

Accrued benefit obligation included in other liabilities................................        $  (106.4)      $  (108.7)
                                                                                              --------------  --------------
Net unamortized gain....................................................................             18.3            42.0
Unamortized prior service (costs) credits...............................................             13.9            (2.1)
                                                                                              --------------  --------------
Funding status unrecognized in balance sheet............................................             32.2            39.9
                                                                                              --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR........................        $   (74.2)      $   (68.8)
                                                                                              ==============  ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated post-retirement benefit obligation by $3.1 and the annual service and interest cost by $0.4. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation by $3.0 and the annual service and interest cost by $0.4.


10.      OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income until the foreign entity is sold or liquidated or the functional currency of that entity is deemed to be highly inflationary. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Sources of other comprehensive income for the years 2002, 2001 and 2000 follow:

                                                        2002                      2001                      2000
                                             -------------------------------------------------------------------------------
                                                 GROSS          NET         GROSS         NET         GROSS         NET
                                             ------------- ------------ ------------- ------------ ------------ ------------

Gains (losses) on investments.............     $  683.0     $  141.4      $   86.5     $    6.9     $  205.2     $   57.6
Gains (losses) on affiliate debt securities      (116.5)       (75.7)        110.6         71.9         --           --
Net realized investment gains (losses)
  on available-for-sale securities
  included in net income..................       (140.7)       (91.4)        (17.0)       (12.9)       (90.6)       (58.9)
                                             ------------- ------------ ------------- ------------ ------------ ------------
Net unrealized investment gains (losses)..        425.8        (25.7)        180.1         65.9        114.6         (1.3)
Net unrealized derivative instruments
  gains...................................          5.3          3.4           7.7          5.0         --           --
Net unrealized foreign currency
  translation adjustment .................          7.1          1.2          (2.6)        (1.7)        (7.1)        (4.6)
Minimum pension liability adjustment......         --           --           (12.8)        (8.3)         2.5          1.6
                                             ------------- ------------ ------------- ------------ ------------ ------------
Other comprehensive income................        438.2     $  (21.1)        172.4     $   60.9        110.0     $   (4.3)
                                             ------------- ============ ------------- ============ ------------ =============
Applicable policyholder
  dividend obligation.....................        369.4                      108.8                      --
Applicable deferred policy acquisition
  cost amortization.......................         95.9                      (28.5)                    116.6
Applicable deferred income taxes (benefit)         (6.1)                      31.2                      (2.3)
                                             --------------             -------------             -------------
Offsets to other comprehensive income.....        449.9                      111.5                     114.3
                                             --------------             -------------             -------------
OTHER COMPREHENSIVE INCOME................     $  (21.1)                  $   60.9                  $   (4.3)
                                             ==============             =============             =============

Components of accumulated other comprehensive income at year-end 2002 and 2001 follows:

                                                                                  2002                      2001
                                                                        -------------------------- -------------------------
                                                                            GROSS         NET          GROSS         NET
                                                                        ------------- ------------ ------------- -----------

Unrealized gains on investments......................................     $  691.4     $   70.4     $  265.6     $   96.1
Unrealized gains on derivative instruments...........................         13.0          8.4          7.7          5.0
Unrealized currency translation adjustment...........................         (1.6)        (4.4)        (8.7)        (5.6)
Minimum pension liability adjustment.................................         --           --          (22.2)       (14.4)
                                                                        ------------- ------------ ------------- -----------
Accumulated other comprehensive income...............................        702.8     $   74.4        242.4     $   81.1
                                                                        ------------- ============= ------------ =============
Applicable policyholder dividend obligation..........................        478.2                     108.8
Applicable deferred policy acquisition costs.........................        106.3                      10.4
Applicable deferred income taxes.....................................         43.9                      42.1
                                                                        -------------             -------------
Offsets to other comprehensive income................................        628.4                     161.3
                                                                        -------------             -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $   74.4                  $   81.1
                                                                        =============             =============


11.      DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. We sold several operations, had a signed agreement to sell one of the operations and we implemented plans to withdraw from the remaining businesses. The operating results of discontinued operations and the gain or loss on disposal are shown in the table below.

During 1999, we placed certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts.

We established reserves and reinsurance recoverables for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves and reinsurance recoverables are a net present value amount that is based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance and other reinsurance to cover our losses and the likely legal and administrative costs of winding down the business.

Total reserves were $35.0 and $60.0 and total reinsurance recoverables were $65.0 and $30.0 at year-end 2002 and 2001, respectively. In addition, in 1999 we purchased finite aggregate excess-of-loss reinsurance to further protect us from unfavorable results from this discontinued business. The maximum coverage available from our finite reinsurance coverage is currently $120.0. The amount of our total financial provisions at year-end 2002 was therefore $90.0, consisting of reserves, less reinsurance recoverables, plus the amount currently available from our finite aggregate excess-of-loss reinsurance. Based on the most recent information, we did not recognize any additional reserve provisions during 2002 and 2001. In 2000, we increased reserves by $97.0 (before income taxes) to reflect expected deteriorating trends in claim experience and higher expenses.

We expect the additional reserves and aggregate excess-of-loss reinsurance coverage to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool and we terminated our participation in the pool effective March 1, 1999. Additional information on reinsurance disputes is included in
Note 17.

In April 2000, we exited the group life and health business and sold all of the common stock of three subsidiaries and 97% of the common stock of another subsidiary, which was renamed GE Group Life Assurance Company to GE Financial Assurance Holdings, Inc. (GE). We retained the remaining 3.0% of that insurer. The sales proceeds totaled $283.9, with $238.9 in cash and $45.0 in common stock, representing a 3.1% interest in GE Life and Annuity Assurance Company, a subsidiary of GE. In October 2000, we also sold all of the common stock of two other life and health subsidiaries to GE. The sales proceeds totaled $2.0. The net gain on the sales of $71.7 is reported as gain on disposal of discontinued operations. We have the right to put these shares of GE Group Life Assurance Company and GE Life and Annuity Assurances Company to GE beginning in 2005.

In May 2000, we sold our investment in 50% of the outstanding common stock of a real estate property management firm, for $6.0. The transaction resulted in a loss of $0.6.

The operating results of discontinued operations and the loss on disposal for the year 2000 are presented below. There were no additional operating results for the years ended 2002 and 2001. Earnings from discontinued operations follow:

                                                                               GROUP LIFE      REAL ESTATE
                                                              REINSURANCE      AND HEALTH      MANAGEMENT         TOTAL
                                                             --------------   --------------  --------------   -------------

REVENUE...................................................     $     --         $    117.6      $      0.4       $   118.0
                                                             ==============   ==============  ==============   =============

Income from discontinued operations
  before income taxes.....................................     $     --         $     14.8      $     (0.3)      $    14.5
Applicable income taxes (benefit).........................           --                5.2            (0.1)            5.1
                                                             --------------   --------------  --------------   -------------
INCOME FROM DISCONTINUED OPERATIONS.......................     $     --         $      9.6      $     (0.2)      $     9.4
                                                             ==============   ==============  ==============   =============

Gain (loss) on disposal of discontinued operations........     $   (103.0)      $     71.7      $     (0.6)      $   (31.9)
Applicable income taxes (benefit).........................          (36.0)            25.2            (0.2)          (11.0)
                                                             --------------   --------------  --------------   -------------
LOSS ON DISPOSAL OF DISCONTINUED OPERATIONS...............     $    (67.0)      $     46.5      $     (0.4)      $   (20.9)
                                                             ==============   ==============  ==============   =============

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and separately identified them on our balance sheet.


12.      FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments at year-end 2002 and 2001 follow:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                            CARRYING           FAIR            CARRYING          FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..........................        $     970.8       $     970.8      $     547.9      $     547.9
Debt securities (Note 3) ..........................           11,836.8          11,836.8          9,607.7          9,607.7
Equity securities (Note 3).........................              256.9             256.9            286.0            286.0
Mortgage loans (Note 3)............................              468.8             488.2            535.8            554.1
Derivative financial instruments...................               37.1              37.1             20.6             20.6
Policy loans (Note 3)..............................            2,195.9           2,367.9          2,172.2          2,252.9
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS...................................        $  15,766.3       $  15,957.7      $  13,170.2      $  13,269.2
                                                         ===============   ===============  ===============  ===============
Investment contracts...............................        $   3,428.5       $   3,514.7      $   1,548.7      $   1,549.4
Indebtedness (Note 5)..............................              175.0             182.5            175.0            183.4
Derivative financial instruments...................               26.5              26.5              9.7              9.7
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..............................        $   3,630.0       $   3,723.7      $   1,733.4      $   1,742.5
                                                         ===============   ===============  ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk. Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

CASH FLOW HEDGES

We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2002 and 2001. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

We recognized an after-tax gain of $1.8 and $3.0 for the years 2002 and 2001 in accumulated other comprehensive income related to changes in fair value of interest rate forward swaps designated as cash flow hedges of the forecasted purchase of assets. At year-end 2002 we expect to reclassify into earnings over the next twelve months $0.6 of the deferred after tax gains on these derivative instruments. For the year 2001, we reclassified an after-tax gain of $0.3 to net realized investment gains related to these same derivatives.

NON-HEDGING DERIVATIVES

We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

On January 1, 2001, we recorded a net-of-tax cumulative effect adjustment of $1.3 (gain) in earnings to recognize at fair value all derivatives that were designated as fair-value hedging instruments. We recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. We also recorded a net-of-tax cumulative effect adjustment of $1.1 (gain) in accumulated other comprehensive income to recognize, at fair value, all derivatives that are designated as cash-flow hedging instruments. For derivative instruments that were not designated as hedges, we also recorded a cumulative effect adjustment of $6.9 in earnings, ($3.9 after income taxes) in earnings to recognize these instruments at fair value.

We held the following positions in derivative instruments at year-end 2002 and 2001 at fair value:

                                                                                     2002                          2001
                                                                         ----------------------------  ----------------------------
                                             NOTIONAL
                                             AMOUNT(1)     MATURITY(1)       ASSET        LIABILITY        ASSET        LIABILITY
                                           -------------  -------------  -------------  -------------  -------------  -------------
Interest rate swaps:
  Fair value hedges.........................  $   --            --        $    --        $    --        $     2.9       $  --
  Cash flow hedges..........................       30         2007              5.6           --              3.1           0.5
  Non hedges................................      360         2007             30.7           26.5           13.8           9.2
Other.......................................      135        2003-08            0.8           --              0.8          --
                                           -------------  -------------  -------------  -------------  -------------  -------------
TOTAL DERIVATIVE INSTRUMENT POSITIONS.......  $   525                     $    37.1      $    26.5      $    20.6       $   9.7
                                           =============                 =============  =============  =============  =============

We are exposed to credit risk in the event of nonperformance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the

-----------------------
(1) Notional amounts and maturities relate to contracts in effect at December 31, 2002.

positive fair value at the reporting date, or $37.1 and $20.6 at year-end 2002 and 2001, respectively. We consider the likelihood of any material loss on these instruments to be remote.

13.      PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

Our insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities.

As of January 1, 2001 the New York Insurance Department adopted the National Association of Insurance Commissioner's (NAIC) Codification of Statutory Accounting Principles guidance, with the exception for accounting for deferred income taxes. Codification guidance replaced the accounting practices and procedures manual as the NAIC's primary guidance on statutory accounting; it also provides guidance for areas where statutory accounting has been silent and changed current statutory accounting in other areas. The effect of adoption decreased the statutory surplus of our insurance subsidiaries by $66.4, primarily as a result of non-admitting certain assets and recording increased investment reserves. As of year-end 2002, the New York Insurance Department adopted the NAIC codification guidance for accounting for deferred income taxes. As a result, Phoenix Life recorded a $135.8 increase to surplus at December 31, 2002.

At year-end 2002, statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily as follows:

   o     policy acquisition costs are expensed when incurred;
   o     investment reserves are based on different assumptions;
   o     surplus notes are included in surplus rather than debt;
   o post-retirement benefit expense allocated to Phoenix Life relate only to vested participants and expense is based on different assumptions and reflect a different method of adoption;
   o     life insurance reserves are based on different assumptions; and
   o net deferred income tax assets in excess of 10% of previously filed statutory capital and surplus plus carry back potential are not recorded.

Statutory financial data for Phoenix Life at year-end 2001 and 2002 and for the years 2002, 2001 and 2000 are as follows:

                                                                                  2002             2001            2000
                                                                             --------------   --------------  --------------

Statutory capital and surplus, and asset valuation reserve...............      $ 1,008.0        $ 1,371.3       $ 1,882.5
Statutory gain from operations...........................................      $    44.5        $   119.9           266.4
Statutory net income (loss)..............................................      $     7.5        $   (13.4)      $   266.1

New York Insurance Law requires that New York life insurers report their risk based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) at year-end 2002 and 2001.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval in the amount of the lesser of 10% of Phoenix Life's capital and surplus as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $113.8 and $132.3 in 2002 and

2001, respectively, and will be able to pay dividends of $44.5 in 2003 without prior approval from the New York Insurance Department. Any additional dividend payments in 2003 are subject to the discretion of the New York Superintendent of Insurance.


14.      PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation. We depreciate real estate on the straight-line method over 10 to 45 years. We depreciate equipment primarily on the modified accelerated method over 3 to 10 years. We depreciate leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet. Cost and carrying value at year-end 2002 and 2001 follows:

                                                                             2002                          2001
                                                                 -----------------------------  ----------------------------
                                                                                   CARRYING                      CARRYING
                                                                     COST           VALUE           COST          VALUE
                                                                 -------------   -------------  -------------  -------------

Real estate...................................................     $  155.5        $   72.1       $  157.1       $   79.1
Equipment.....................................................        134.7            26.0          131.6           23.1
                                                                 -------------   -------------  -------------  -------------
PREMISES AND EQUIPMENT........................................     $  290.2        $   98.1       $  288.7       $  102.2
                                                                 =============   =============  =============  =============

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $12.1, $13.4 and $14.1 in 2002, 2001 and 2000, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $24.6 at year-end 2002, payable as follows: 2003, $8.7; 2004, $6.4; 2005, $4.7; 2006, $2.6; 2007, $1.8 and $0.4
thereafter.


15.      RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; PXP, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

PXP, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g. general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $3.7 million for the six months ended December 31, 2001 and $8.2 million for the twelve months ended December 31, 2002. Amounts payable to the affiliated investment advisors were $546 and $565 thousand, as of December 31, 2001 and 2002, respectively. Variable product separate accounts fees, net of reimbursement were $3.1 million for the six months ended December 31, 2001 and $5.3 million for the twelve months ended December 31, 2002.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5% and 4% for the years ended December 31, 2001 and 2002, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 PXP was no longer a subsidiary of Phoenix Life due to the transfer to The Phoenix Companies. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $26.5 million for the six months ended December 31, 2001 and $43.5 million for the twelve months ended December 31, 2002. Amounts payable to PEPCO were $4.7 million and $3.3 million, as of December 31, 2001 and 2002, respectively.

In 2001, Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5 percent of The Phoenix Companies' outstanding common stock. In 2002, we paid approximately $10.7 million, as compensation for the sale of our insurance and annuity products, to entities which were either subsidiaries of State Farm or owned by State Farm employees.


16.      CONTINGENT LIABILITIES

As described in Note 13, a significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we are involved in several proceedings in which the pool members assert that they can deny coverage to certain insurers that claim that they purchased reinsurance coverage from the pool.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. On October 8, 2002, the arbitration panel issued its decision. The financial implications of the decision are consistent with our current financial provisions.

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with certain of our own retrocessionaires which are seeking on various grounds to avoid paying any amounts to us. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

During 2000, we reached settlements with several of the companies involved in Unicover. In January 2000, we and the other member companies of the Unicover pool settled with EBI Indemnity Company and affiliates of the Orion Group (EBI/Orion), by which all pool members were released from their obligations as reinsurers of EBI/Orion. Also in January 2000, we settled with Reliance Insurance Company (Reliance) and its parent Reliance Group Holdings, Inc. and were released from our obligations as a reinsurer of the so-called Reliance facility. In March 2000, we settled with Reliance, Lincoln National Life Insurance Company and Lincoln National Health and Casualty Company, releasing us from our obligation as a reinsurer of the so-called Lincoln facility. In May 2000, we reached an agreement with one of our retrocessionaires, and recovered a substantial portion of its settlement cost on the Reliance settlement. Financial terms of these settlements were consistent with the provisions we established in 1999. There was no effect on net income resulting from these settlements for year-end 2000.

A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which we participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions.

Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long-term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is our opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on our financial position.

                                PART C
                          OTHER INFORMATION

ITEM 27.    EXHIBITS

(A)  BOARD OF DIRECTORS RESOLUTION.

     Resolution of the Board of Directors of Phoenix Mutual establishing the Separate Account is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on form S-6 (File No. 033-06793). [Accession Number 0000949377-98-000063]

(B)  CUSTODIAN AGREEMENTS.

     Not applicable.

(C)  UNDERWRITING CONTRACTS

     Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated December 31, 1996 is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on form S-6 (File No. 033-06793). [Accession Number 0000949377-98-000063]

     Form of Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on form S-6 (File No. 033-06793). [Accession Number 0000949377-98-000063]

(D)  CONTRACTS

     Version A:

     (1) Single Premium Variable Universal Life Insurance Policy, The Phoenix Edge(R), Form Number 5000 of Depositor) with optional rider (VR101), is incorporated by reference to Registrant's April 30, 1999 EDGAR filing on Form S-6 (File No. 033-06793) [Accession Number 0000949377-99-000110]

     Version B:

     (1)  Single Premium Variable Life Insurance Policy, The Phoenix
          Edge(R) - SPVL Form Number V610 of Depositor, is incorporated by reference to Registrant's May 1, 2000 EDGAR filing on Form S-6 (File No. 033-06793) on May 1, 2000. [Accession Number 0000949377-00-000260]
     (2)  Form of Guaranteed Death Benefit Rider, Form Number VR38 of Depositor.
     (3)  Form of Living Benefits Rider, Form Number VR162 of Depositor.

(E)  APPLICATIONS

     Version A:

     The Phoenix Edge Form of Application for a Variable Life Insurance Policy is incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed via Edgar on April 29, 1998. [Accession Number
     0000949377-98-000063]

     Version B:

     The Phoenix Edge - SPVL Form of Application for a Variable Life Insurance Policy is incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed via Edgar on April 29, 1998. [Accession Number 0000949377-00-000260]

(F)  DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BY-LAWS.

     Charter of Phoenix Home Life Mutual Insurance Company is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 03306793) [Accession Number 0000949377-98-000063]

     By-laws of Phoenix Home Life Mutual Insurance Company is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 03306793) [Accession Number 0000949377-98-000063]

(G)  REINSURANCE CONTRACTS.

     Not applicable.

(H)  PARTICIPATION AGREEMENTS.

     (1) Participation Agreement between Phoenix Home Life Mutual Insurance Company and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 29, 2002. [Accession Number 0000949377-02-000234]

     (2) Participation Agreement(s) between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 29, 2002. [Accession Number 0000949377-02-000234]

     (3) Participation agreement between Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 29, 2002. [Accession Number 0000949377-02-000234]

     (4) Participation agreement between Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 29, 2002. [Accession Number 0000949377-02-000234]

     (5) Participation agreement between Phoenix Home Life Mutual Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Miller Anderson & Sherrerd, LLP and Morgan Stanley Dean Witter Investment Management, Inc. is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 29, 2002. [Accession Number 0000949377-02-000234]

     (6) Participation agreement between Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 29, 2002. [Accession Number 0000949377-02-000234]

     (7) Participation agreement between Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 29, 2002. [Accession Number 0000949377-02-000234]

     (8) Participation agreement between Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 29, 2002. [Accession Number 0000949377-02-000234]

(I)  ADMINISTRATIVE CONTRACTS.

     Form of Administrative Services Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 12, 2002.

(J)  OTHER MATERIAL CONTRACTS.

     Not applicable.

(K)  LEGAL OPINION.

     (1) Opinion and Consent of Counsel.

(L)  ACTUARIAL OPINION.

     Not applicable.

(M)  CALCULATION.

     Not applicable.

(N)  OTHER OPINIONS.

     (1) Consent of Independent Accountants.
     (2) Opinion and Consent of Brian A. Giantonio, Vice President, Tax and ERISA Counsel.

(O)  OMITTED FINANCIAL STATEMENTS.

     Not applicable.

(P)  INITIAL CAPITAL AGREEMENTS.

     Not applicable.

(Q)  REDEEMABILITY EXEMPTION.

     Not applicable.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

-----------------------------------------------------------------------------------------------
Name and Principal Business Address                      Positions and Offices with Depositor
-----------------------------------------------------------------------------------------------
Sal H. Alfiero                                           Director
Protective Industries LLC
Buffalo, NY
-----------------------------------------------------------------------------------------------
Peter C. Browning                                        Director
Dean, McColl Business School
Charlotte, NC
-----------------------------------------------------------------------------------------------
Arthur P. Byrne                                          Director
J.W. Childs Associates
Boston, MA
-----------------------------------------------------------------------------------------------
Sanford Cloud, Jr.                                       Director
The National Conference for Community and Justice
New York, NY
-----------------------------------------------------------------------------------------------
Richard N. Cooper                                        Director
Center for International Affairs
Harvard U nive rsity
Cambridge, MA
-----------------------------------------------------------------------------------------------
Gordon J. Davis, Esq.                                    Director
LeBoeuf, Lamb, Greene & Macrse, LLP
New York, NY
-----------------------------------------------------------------------------------------------
Ann Maynard Gray                                         Director
-----------------------------------------------------------------------------------------------
John E. Haire                                            Director
Time, Inc.
New York, NY
-----------------------------------------------------------------------------------------------
Jerry J. Jasinowski                                      Director
National Association of Manufacturers
Washington, D.C .
-----------------------------------------------------------------------------------------------
Thomas S. Johnson                                        Director
Greenpoint Financial Corporation
New York, NY
-----------------------------------------------------------------------------------------------
Marilyn E. LaMarche                                      Director
Lazard Freres & Co. LLC
New York, NY
-----------------------------------------------------------------------------------------------
Robert G. Wilson                                         Director
-----------------------------------------------------------------------------------------------
Dona D. Young*                                           Director, Chairman of the Board, Chief
                                                         Executive Officer, and President
-----------------------------------------------------------------------------------------------
Michael J. Gilotti***                                    Executive Vice President
-----------------------------------------------------------------------------------------------
Michael E. Haylon**                                      Executive Vice President and Chief
                                                         Investment Officer
-----------------------------------------------------------------------------------------------
Tracy L. Rich*                                           Executive Vice President and General
                                                         Counsel
-----------------------------------------------------------------------------------------------
Coleman D. Ross*                                         Executive Vice President and Chief
                                                         Financial Officer
-----------------------------------------------------------------------------------------------
Simon Y. Tan*                                            Executive Vice President
-----------------------------------------------------------------------------------------------
John H. Beers*                                           Vice President and Secretary
-----------------------------------------------------------------------------------------------
Katherine P. Cody*                                       Second Vice President and Treasurer
-----------------------------------------------------------------------------------------------

* The principal business address of this individual is One American Row, Hartford, CT

** The principal business address of this individual is 56 Prospect Street, Hartford, CT

*** The principal business address of this individual is 38 Prospect Street, Hartford, CT.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                      -------------------------
                                                               The Phoenix
                                                              Companies, Inc.

                                                               Delaware Corp.
                                                                (3/9/2000)
                                                        -------------------------

                                                        -------------------------
                                                              Phoenix Life
                                                            Insurance Company

                                                              New York Corp.
                                                               (5/1/1851)
                                                        -------------------------

-------------------------   -------------------------   -------------------------   -------------------------
       Separate               Phoenix Life Variable       Phoenix Life Variable            Pm Holdings, Inc.
  Accounts B, C, & D              Accumulation               Universal Life
                                    Account                      Account                       Ct Corp.
   New York Sep. Accts.           New York Sep.                New York Sep.                 (1/18/1981)
       (7/1/1992)                   Account                      Account
                                  (6/21/1982)                  (6/17/1985)
-------------------------   -------------------------   -------------------------   -------------------------

---------------------------------------------------------------------------------   -------------------------
                          The Phoenix Edge Series Fund                                      Phoenix Variable
                                                                                             Advisors, Inc.

                      Massachusetts Business Trust (2/18/1986)                               Delaware Corp.
                                                                                               (6/27/1995)
---------------------------------------------------------------------------------   -------------------------

                                      -------------------------------------------
                                            PHL Variable Insurance Company
                                             Connecticut Corp. (7/15/1981)
                                     --------------------------------------------

                            -------------------------   -------------------------
                                  PHLVIC Variable             PHL Variable
                                  Universal Life              Accumulation
                                     Account                    Account

                                  CT Sep. Acct.               CT Sep. Acct.
                                   (9/10/1998)                (12/7/1994)
                            -------------------------   -------------------------

                                      -------------------------------------------
                                          Phoenix Life and Annuity Company
                                           Connecticut Corp. (11/2/1981)
                                      -------------------------------------------

                                            -----------------------------------
                                                   Phoenix Life and Annuity
                                                    Variable Universal Life
                                                            Account

                                                   Ct Sep. Acct. (7/1/1996)
                                            -----------------------------------

ITEM 30. INDEMNIFICATION

Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI Section 6.1 of the By-laws of the Company provides that "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

(1) is or was a Director, officer or employees of the Company; or

(2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a Director, officer or employee of the Company.

against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS.

1.  Phoenix Equity Planning Corporation ("PEPCO")

    (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, , PHLVIC Variable Universal Life Account,
        Phoenix Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

    (b) Directors and Executive Officers of PEPCO

        NAME                            POSITION
        Stephen D.Gresham  *            Chairman of the Board and Chief Sales
                                        and Marketing Officer
        Michael E. Haylon*              Director
        William R. Moyer*               Director, Executive Vice President,
                                        Chief Financial Officer and Treasurer
        John F. Sharry*                 President
        John H.Beers**                  Vice President and Secretary

        * The business address of this individual is 56 Prospect Street, Hartford, CT

        ** The business address of this individual is One American Row, Hartford, CT

    (c) Compensation received by PEPCO during Registrant's last fiscal year:

NAME OF                       NET UNDERWRITING                    COMPENSATION             BROKERAGE
PRINCIPAL UNDERWRITER         DISCOUNTS AND COMMISSIONS           ON REDEMPTION            COMMISSIONS       COMPENSATION
---------------------         -------------------------           -------------            -----------       ------------
PEPCO                                      $0                           0                       0                  0

ITEM 32.    LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083 and 101 Munson Street, Greenfield, Massachusetts 01302.

ITEM 33. MANAGEMENT SERVICES.

Not applicable.

ITEM 34. FEE REPRESENTATION.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Variable Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Phoenix Life Variable Universal Life Account certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 1st day of May, 2003.

                               PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                           -----------------------------------------------------
                                               (Registrant)

                      By :             PHOENIX LIFE INSURANCE COMPANY
                           -----------------------------------------------------
                                               (Depositor)

                      By :
                           -----------------------------------------------------
                               *Dona D. Young, President, Chairman of the Board
                                           and Chief Executive Officer

    ATTEST:           /s/John H. Beers
            --------------------------------------
              John H. Beers, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 1st day of May, 2003.

                SIGNATURE                                         TITLE
                ---------                                         -----
                                                                  Director
______________________________________________________
             *Sal H. Alfiero

                                                                  Director
______________________________________________________
            *Peter C. Browning

                                                                  Director
______________________________________________________
             *Arthur P. Byrne

                                                                  Director
______________________________________________________
             *Sanford Cloud, Jr.

                                                                  Director
______________________________________________________
             *Richard N. Cooper

                                                                  Director
______________________________________________________
              *Gordon J. Davis

                                                                  Director
______________________________________________________
              *Ann Maynard Gray

                SIGNATURE                                         TITLE
                ---------                                         -----
                                                                  Director
______________________________________________________
             *John E. Haire

                                                                  Director
______________________________________________________
          *Jerry J. Jasinowski

                                                                  Director
______________________________________________________
           *Thomas S. Johnson

                                                                  Director
______________________________________________________
           *Marilyn E. LaMarche

                                                                  Director
______________________________________________________
             *Robert G. Wilson

                                                                  Director, President, Chairman of the Board and
______________________________________________________            Chief Executive Officer.
               *Dona D. Young

By: /s/ Richard J. Wirth
 ---------------------------------------------
* Richard J. Wirth as Attorney-in-Fact pursuant to Powers of Attorney is incorporated by reference to Registrant's August 9, 2002 EDGAR filing on Form S-6 (File No. 033-06793) [Accession Number 0000949377-02-000481]

                                        S-2